1933 Act File No. 33-20673
                                          1940 Act File No. 811-5514

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                     Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ------

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No. 64 ........................        X
                                ----                              ------

                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  ------

    Amendment No. 65 .......................................        X
                 ----                                             ------

                                 MTB GROUP OF FUNDS
                            (Retail/Institutional Funds)

                 (Exact Name of Registrant as Specified in Charter)

             5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                      (Address of Principal Executive Offices)

                                   (412) 288-1900
                          (Registrant's Telephone Number)

                             C. Grant Anderson, Esquire
                                   Reed Smith LLP
                             Federated Investors Tower,
                                1001 Liberty Avenue
                        Pittsburgh, Pennsylvania 15222-3779
                      (Name and Address of Agent for Service)
                 (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

__  immediately upon filing pursuant to paragraph (b)
_ _ on _______________ pursuant to paragraph (b)(1)(iii)
 X 60 days after filing pursuant to paragraph (a) (i) on _______________ pursuant to paragraph (a) (i)
_ 75 days after filing pursuant to paragraph (a)(ii) on _______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                      Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037





Managed by MTB Investment Advisors, Inc.
RETAIL CLASS A, B & C PROSPECTUS: August 31, 2005
MTB Short Duration Government Bond Fund
MTB Short-Term Corporate Bond Fund
MTB U.S. Government Bond Fund
MTB New York Municipal Bond Fund
MTB Pennsylvania Municipal Bond Fund
MTB Maryland Municipal Bond Fund
MTB Intermediate-Term Bond Fund
MTB Income Fund
MTB Managed Allocation Fund--Conservative Growth
MTB Managed Allocation Fund--Moderate Growth
MTB Managed Allocation Fund--Aggressive Growth
MTB Balanced Fund MTB Equity Income Fund
MTB Large Cap Value Fund
MTB Equity Index Fund
MTB Large Cap Stock Fund
MTB Large Cap Growth Fund
MTB Multi Cap Growth Fund
MTB Mid Cap Stock Fund
MTB Mid Cap Growth Fund
MTB Small Cap Stock Fund
MTB Small Cap Growth Fund+
MTB International Equity Fund
 +Only MTB Small Cap Growth offers Class C Shares
August 31, 2005 : RETAIL A, B & C CLASS PROSPECTUS
Introduction - Information Common to All Funds

     Each portfolio (each, a Fund) of MTB Group of Funds (Trust) is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

     Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor (or sub-advisor) invests each Fund's assets in a way that the advisor believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal.

     The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

     The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

How to Read this Prospectus

     MTB Group of Funds is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A, Class B and Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference. Class A, Class B and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Contents
  Fund Goals, Strategies,
  Risks and Performance
  Bond Funds
  Managed Allocation Funds
  Balanced Funds
  Stock Funds
  Principal Securities of the Funds
  Other Investment Strategies
  Specific Risks of Investing in the Funds
  How Are Shares Priced?
  How to Purchase, Redeem, and
  Exchange Shares
  Account and Share Information
  Who Manages the Funds?
  Financial Highlights
  More Information About
  MTB Group of Funds

MTB Funds oAre NOT FDIC InsuredoHave No Bank GuaranteeoMay Lose Value

Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

     This prospectus of the Trust offers Class A Shares and Class B Shares of 23 Funds, including ten Stock Funds, three Managed Allocation Funds, one Balanced Fund, and eight Bond Funds; and Class A, Class B and Class C Shares of one Stock Fund. Under separate prospectuses, the Trust offers one or more additional classes of shares (Institutional Shares, Institutional I Shares, Institutional II Shares, or Class S Shares) for each Fund covered by this prospectus (except for the three Managed Allocation Funds); one additional Balanced Fund and one Money Market Fund; and Class A and/or Class B Shares or five Money Market Funds. The following pages describe the investment goals (objectives), strategies and principal risks of each Fund whose Class A Shares, Class B Shares or Class C Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

Performance and Financial History of MTB Group of Funds Which Succeeded the ARK Funds

Each of the following Funds (a Successor MTB Fund) is the successor to a corresponding portfolio of the ARK Funds pursuant to a reorganization (ARK
Reorganization) which took place on August 15, 2003 or August 22, 2003 (together, the Closing Date).


          Successor MTB Fund              Former ARK Portfolio (sometimes referred to as
                                                      "Accounting Survivor")
        MTB Large Cap Stock Fund                    ARK Value Equity Portfolio
         MTB Equity Index Fund                      ARK Equity Index Portfolio
         MTB Equity Income Fund                     ARK Equity Income Portfolio
        MTB Mid Cap Growth Fund                    ARK Mid Cap Equity Portfolio
       MTB Small Cap Growth Fund                  ARK Small Cap Equity Portfolio
       MTB Multi Cap Growth Fund                   ARK Capital Growth Portfolio
           MTB Balanced Fund                          ARK Balanced Portfolio
            MTB Income Fund                            ARK Income Portfolio
    MTB Intermediate-Term Bond Fund           ARK Intermediate Fixed Income Portfolio
   MTB Short-Term Corporate Bond Fund              ARK Short-Term Bond Portfolio
    MTB Maryland Municipal Bond Fund              ARK Maryland Tax-Free Portfolio
  MTB Pennsylvania Municipal Bond Fund          ARK Pennsylvania Tax-Free Portfolio

Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund. Each of the corresponding ARK Funds was managed by Allied Investment Advisors, Inc. (AIA), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on April 1, 2003, when M&T Bank Corporation acquired Allfirst Financial Inc., Allfirst Bank (AllFirst) and their affiliates. On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to AIA (which was renamed MTB Investment Advisors, Inc.). Effective on that date, MTB Investment Advisors, Inc. (MTBIA) became the investment advisor to the Trust. Each Successor MTB Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, although each Successor MTB Fund has different fee and expense arrangements than the corresponding ARK Fund.

Performance and Financial History of MTB Group of Funds Which Succeeded the Governor Funds

Each of the following Funds (Successor MTB Fund) is a successor to a corresponding portfolio of the Governor Funds (Corresponding Governor Fund) pursuant to a reorganization that took place on January 8, 2001.

          Successor MTB Fund
                                               Corresponding Governor Fund
    MTB International Equity Fund               International Equity Fund
       MTB Small Cap Stock Fund                   Aggressive Growth Fund
     MTB Managed Allocation Fund--
          Aggressive Growth                       Lifestyle Growth Fund
     MTB Managed Allocation Fund--
           Moderate Growth                    Lifestyle Moderate Growth Fund
     MTB Managed Allocation Fund--
         Conservative Growth                   Lifestyle Conservative Fund
    MTB Short Duration Government
      Bond Fund (formerly VISION
    Institutional Limited Duration             Limited Duration Government
        U.S. Government Fund)                        Securities Fund

     Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the Corresponding Governor Fund. Each of the Corresponding Governor Funds was managed through January 8, 2001 by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank on October 6, 2000. On January 8, 2001, M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each Corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor MTB Fund, although the Corresponding Governor Funds had different fee and expense arrangements.

     Prior to August 15, 2003, MTB Group of Funds was known as Vision Group of Funds. Prior to August 11, 2000, Vision Group of Funds was known as Vision Group of Funds, Inc.

Performance

     On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund's performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, call (800) 836-2211.

Bar Charts

     The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund without reflecting the applicable sales charge imposed on Class A Shares. If these charges or fees had been included, the return would have been lower. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter, again, without reflecting any applicable sales charge imposed on Class A Shares. Also provided is the best and worst calendar quarter performance for Class A Shares through the most recent calendar year. For Funds that also offer Class B and/or Class C Shares, Class A Shares performance is shown because it has the longest operating history.

Average Annual Total Return Tables

     Following the bar chart is a performance table showing the Average Annual Total Return for Class A, Class B and Class C Shares, if applicable, of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2004. The Funds' total return figures reflect the maximum sales charge that could apply. The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund's performance. You cannot invest directly in an index.



Risks Common to the Funds

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

   MTB SHORT DURATION GOVERNMENT BOND FUND

     Cusip:  55376T247 Symbol:  ASTTX (Class A Shares) Cusip:  55376T239 Symbol:
     MSDGX (Class B Shares)


   Goal

   To seek current income, with preservation of capital as a secondary objective.

   Strategy

     The Fund normally invests substantially all, but under normal market conditions no less than 80% of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, and zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities". The Fund expects to maintain a duration of less than three years under normal market conditions.

     The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

          o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

          o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

          o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

   Performance Information
   Risk/Return Bar Chart



   [bar chart to be added via amendment]

   Performance Over 9 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The Fund's Class A Shares are sold without a sales charge (load). The total returns above are based on net asset value.

     The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index. The LB1-3GB tracks the performance of short-term U.S. government and corporate bonds. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

     The information presented below, for the periods prior to January 8, 2001, is the historical information for VISION Limited Duration Government Securities Fund. The quoted performance of Short Duration Government Bond Fund includes performance of certain predecessor collective trust fund ("commingled") accounts, for the period from October 31, 1995 through VISION Limited Duration Government Securities Fund's commencement of operations on July 1, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.

(For the calendar periods ended December 31, 2004)

                                                                 Start of
                                         1 Year     5 Years   Performance(1)
               Class A Shares
             Return Before Taxes
   Return After Taxes on Distributions(2)
   Return After Taxes on Distributions and
           Sale of Fund Shares(2)
               Class B Shares
             Return Before Taxes
                   LB1-3GB

(1) The Fund's Class A Shares and Class B Shares start of performance dates were _____, 2003.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                      Class A     Class B
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                   Class A          Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A                  1 Year       3 Years     5 Years    10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

   MTB SHORT-TERM CORPORATE BOND FUND
   Cusip: 55376T213 Symbol: MVSAX (Class A Shares)


   Cusip: 55376T197 Symbol: MVSBX (Class B Shares)


   Goal
   Current income.

   Strategy

     The Fund seeks its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund's Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund also invests in a range of U.S. government securities, including mortgage and asset-backed securities. For purposes of the Fund's 80% investment policy, U.S. corporate fixed income securities would include corporate asset-backed securities. The Fund seeks to maintain a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

     In selecting securities for the Fund, the Advisor considers a security's current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

          o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

          o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

          o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

          o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

   Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

   Performance Over 8 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

     The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index. The LB1-3GB is a widely recognized index of U.S. government obligations with maturities between one and three years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                   Start of
                                          1 Year     5 Years    Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
Class B Shares
Return Before Taxes
LB1-3GB

(1) The Fund's Class A Shares and Class B Shares start of performance dates were _____, 2003.

     Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Short-Term Bond Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial, Inc. of Dauphin Deposit Corporation.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                        Class A     Class B
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase. Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                        Class A     Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A             1 Year     3 Years 5 Years 10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

   MTB U.S. GOVERNMENT BOND FUND
   Cusip: 55376V507 Symbol: VUGVX (Class A Shares)


   Cusip: 55376V606 Symbol: AUSBX (Class B Shares)


   Goal

To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

   Strategy

     The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, including mortgage backed securities issued by U.S. government agencies. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities." The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

     The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

          o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

          o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

          o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

   Performance Information
   Risk/Return Bar Chart
   [bar chart to be added via amendment]
   Performance Over 10 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Return, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns.

     Actual after-taxes returns depends on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Government Bond Index (LBUSGB), a broad-based market index. The LBUSGB is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                   Start of
                              1 Year        5 Years   10 Years   Performance(1)
                              ------        -------   --------   --------------
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions
and Sale of Fund Shares(2)
Class B Shares
Return Before Taxes
LBUSGB

(1) The Fund's Class B Shares start of performance date was August 18, 2003.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and showsthe effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                      Class A     Class B
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                      Class A     Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A              1 Year     3 Years    5 Years   10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

   MTB NEW YORK MUNICIPAL BOND FUND
   Cusip: 55376T361 Symbol: VNYFX (Class A Shares)


   Cusip: 55376T353 Symbol: VNYBX (Class B Shares)


   Goal

     To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and as is consistent with the preservation of capital.

   Strategy

     Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.

     In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

          o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

          o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

          o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

          o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

          o New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

   Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

   Performance Over 10 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers New York Tax-Exempt Index (LBNYTE). The LBNYTE is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requries to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                            Start of
                         1 Year     5 Years     10 Years    Performance(1)
                         ------     -------     --------    --------------
Class A Shares
Return Before Taxes
Return After Taxes
on Distributions(2)
Return After Taxes on
Distributions and Sale of
Fund Shares(2)
Class B Shares
Return Before Taxes
LBNYTE

     (1) The Class B Shares start of performance date was August 18, 2003.

     (2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                       Class A        Class B
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee


     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                       Class A        Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

  Class A            1 Year   3 Years     5 Years       10 Years
  Expenses assuming
    redemption
  Expenses assuming no
    redemption
Class B
  Expenses assuming
    redemption
  Expenses assuming no
    redemption

   MTB PENNSYLVANIA MUNICIPAL BOND FUND
   Cusip: 55376T312 Symbol: APARX (Class A Shares)


   Cusip: 55376T296 Symbol: APTBX (Class B Shares)


   Goal

     Current income exempt from federal regular income tax and Pennsylvania personal income taxes.

   Strategy

     Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.

     In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

          o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

          o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

          o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

          o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

          o Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania's economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 8 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligations bonds, revenue bonds, insured bonds and prere-funded bonds with maturities between six and eight years. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                    Start of
                                            1 Year     5 Years   Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions
and Sale of Funds Shares(2)
Class B Shares
Return Before Taxes
LB10MB
LB7MB

(1) The Fund's Class A and Class B Shares start of performance date was April 1, 1996.

     Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which was offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial, Inc. of Dauphin Deposit Corporation.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect on taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The start of performance date was April 1, 1996. Class A Shares of the Fund were offered beginning March 23, 1998. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund's Class A Shares. The Fund's Institutional I Shares, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the predecessor ARK Fund on March 20, 1998. The Fund's Class A Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

(4) The start of performance date was April 1, 1996. Class B Shares of the Fund were offered beginning September 1, 1999. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund's Class B Shares. The Fund's Institutional I Shares, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the Fund on March 20, 1998. The Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                       Class A        Class B
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                       Class A        Class B
Management Fee
Distribution (12b-1) Fee
Shareholder Services Fee(2)
Other Expenses(3)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(5)

Example

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

  Class A             1 Year  3 Years   5 Years       10 Years
Expenses assuming
    redemption
  Expenses assuming no
    redemption
  Class B
  Expenses assuming
    redemption
  Expenses assuming no
    redemption

   MTB MARYLAND MUNICIPAL BOND FUND
   Cusip: 55376T569 Symbol: ARMRX (Class A Shares)


   Cusip: 55376T551 Symbol: AMTBX (Class B Shares)


   Goal
   Current income exempt from federal regular income tax and Maryland state and local income taxes.

   Strategy

     Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.

     In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

          o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

          o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

          o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

          o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

          o Maryland Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers. The economy of Maryland is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 8 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prere-funded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Indexes are unmanaged, and it is not possible to invest directly in and index.

(For the calendar periods ended December 31, 2004)

                                                                      Start of
                                        1 Year       5 Years     Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
Class B Shares
Return Before Taxes
LB10MB
LB7MB

(1) The Fund's Class A and Class B Shares start of performance date was November 18, 1996.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA and 401(k) plans.

(3) The start of performance
date was November 18, 1996. Class A Shares of the Fund were offered beginning January 2, 1997. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund's Class A Shares.

   The Fund's Institutional I Shares, which are not offered by this prospectus, commenced operations on November 18, 1996. The Fund's Class A Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

(4) The start of performance date was November 18, 1996. Class B Shares of the Fund were offered beginning September 1, 1999. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund's Class B Shares. The Fund's Institutional I Shares, which is not offered by this prospectus, commenced operations on November 18, 1996. The Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                     Class A        Class B
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a
percentage of offering price)
-----------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

   Annual Fund Operating Expenses (Before Waivers)(1)
   Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                        Class A      Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A               1 Year   3 Years  5 Years  10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

   MTB INTERMEDIATE-TERM BOND FUND
   Cusip: 55376T833 Symbol: GVITX    (Class A Shares)


   Cusip: 55376T825 Symbol: IFIBX    (Class B Shares)


   Goal
   Current income.

   Strategy

     The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund's Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

     In selecting securities for the Fund, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

          o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

          o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

          o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

          o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

   Performance Information
   Risk/Return Bar Chart'

   [bar chart to be added via amendment]

   Performance Over 8 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

     The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Intermediate U.S. Government Bond Index and the Lehman Brothers Intermediate Government/Credit Index, broad-based market indexes. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely recognized index of U.S. Treasury securities and government agency securities with maturities ranging from one to ten years. The Lehman Brothers Intermediate Government/Credit Index is a widely recognized, market value-weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign governments and agencies. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                   Start of
                                          1 Year      5 Years    Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares (2)
-----------------------
Class B Shares
Return Before Taxes
Lehman Brothers Intermediate
U.S. Government Bond Index
--------------------------
Lehman Brothers Intermediate
Government/Credit Index

(1) The Fund's Class A Shares and Class B Shares start of performances date were _____, 2003.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                      Class A         Class B
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

     Expenses That are Deducted From Fund Assets (as a percentage of average net assets)


                                                      Class A         Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

         Class A      1 Year     3 Years    5 Years   10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

   MTB INCOME FUND
   Cusip: 55376T874 Symbol: AKIRX    (Class A Shares)


   Cusip: 55376T866 Symbol: ARIBX    (Class B Shares)


   Goal
   Primarily current income and secondarily capital growth.

   Strategy

     The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund's Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund seeks to maintain a dollar-weighted average maturity of four to twenty years. However, the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

     In selecting securities for the Fund, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

          o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

          o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

          o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

          o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

   Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

   Performance Over 10 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns would have been lower. The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, a broad based market index. The Lehman Brothers U.S. Aggregate Bond Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities, and AAA-rated mortgage backed securities. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                     Start of
                                         1 Year      5 Years        Performance
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(1)
Return After Taxes on Distributions
and Sale of Fund Shares(1)
--------------------------
Class B Shares
--------------
Return Before Taxes
-------------------
Lehman Brothers U.S. Aggregate
Bond Index

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The start of performance date was July 16, 1993. Class A Shares of the Fund were offered beginning April 12, 1994. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund's Class A Shares. The Fund's Institutional I Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Fund's Class A Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio securities.

(3) The start of performance date was July 16,1993. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund's Class B Shares. The Fund's Institutional I Shares, which is not offered by this prospectus, commenced operations on July 16,1993 The Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                       Class A       Class B
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

   Annual Fund Operating Expenses (Before Waivers)(1)

     Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                        Class A       Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(6)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A                   1 Year     3 Years     5 Years     10 Years
-------                   ------     -------     -------     --------
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

MTB MANAGED ALLOCATION FUNDS

 Goals

 MTB MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH seeks capital appreciation.

 MTB MANAGED ALLOCATION FUND -- MODERATE GROWTH seeks capital appreciation and, secondarily, income.

MTB MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH seeks capital appreciation and income.

 Strategies

     Each Managed Allocation Fund seeks to achieve its goal by investing in a combination of underlying funds ("Underlying Funds") managed by the Advisor. Each Fund's assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that each Fund normally has exposure to each of these asset classes within the noted percentage ranges. With respect to each Fund, the amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve that Fund's goal based upon the Advisor's view of economic conditions. In the case of MTB Managed Allocation Fund -- Aggressive Growth and MTB Managed Allocation Fund -- Moderate Growth, the largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). With respect to MTB Managed Allocation Fund -- Moderate Growth, however, the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can at times exceed the amount in equities. In the case of MTB Managed Allocation Fund -- Conservative Growth, the largest allocations normally are to Underlying Fixed Income Funds, but at times the amount allocated to Underlying Equity Funds and Underlying Money Market Funds can exceed the amount in Underlying Fixed Income Funds. Each Underlying Equity Fund employs a growth, value or balanced style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see "Summary of Goals, Strategies, and Risks of the Underlying Funds."

     Certain of the Underlying Funds invest in Foreign Securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities
     (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

MTB Managed Allocation Fund -- Aggressive Growth

   The Fund currently plans to invest in shares of the following underlying MTB Funds within the percentage ranges indicated.

                                    INVESTMENT RANGE
                                   (Percentage of the
                                   Managed Allocation
                                    Fund - Aggressive
ASSET CLASS                          Growth Assets)
MONEY MARKET FUNDS                        0-20%
Prime Money Market Fund
U.S. Treasury Money Market Fund
Money Market Fund
FIXED INCOME FUNDS                        0-30%
Short Duration Government Bond Fund
Intermediate-Term Bond Fund
U.S. Government Bond Fund
Income Fund
Short-Term Corporate Bond Fund
EQUITY FUNDS                             70-100%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund

MTB Managed Allocation Fund -- Moderate Growth

     The Fund currently plans to invest in shares of the following MTB Funds within the percentage ranges indicated:

                                    INVESTMENT RANGE
                                   (Percentage of the
                                   Managed Allocation
                                     Fund - Moderate
ASSET CLASS                          Growth Assets)
MONEY MARKET FUNDS                        0-45%
Prime Money Market Fund
U.S. Treasury Money Market Fund
Money Market Fund
FIXED INCOME FUNDS                       15-50%
Short Duration Government Bond Fund
Intermediate-Term Bond Fund
U.S. Government Bond Fund
Income Fund
Short-Term Corporate Bond Fund
EQUITY FUNDS                             40-70%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund

MTB Managed Allocation Fund -- Conservative Growth
   The Fund currently plans to invest in shares of the following underlying MTB Funds within the percentage ranges indicated:

                                    INVESTMENT RANGE
                                   (Percentage of the
                                   Managed Allocation
                                   Fund - Conservative
ASSET CLASS                          Growth Assets)
MONEY MARKET FUNDS                        0-50%
Prime Money Market Fund
U.S. Treasury Money Market Fund
Money Market Fund
FIXED INCOME FUNDS                       35-70%
Short Duration Government Bond Fund
Intermediate-Term Bond Fund
U.S. Government Bond Fund
Income Fund
Short-Term Corporate Bond Fund
EQUITY FUNDS                              5-35%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund

Goals, Strategies and Risks of the Underlying Funds

     The goals, strategies and risks of each Underlying Fund other than MTB Prime Money Market Fund are set forth elsewhere in this prospectus. A summary of the goals, strategies and risks of MTB Prime Money Market Fund is as follows: MTB Prime Money Market Fund. The goal of MTB Prime Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market investments. The Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions. The Fund may invest primarily in bank instruments, corporate debt securities, municipal securities, variable rate demand instruments, mortgage-backed securities, asset-backed securities, Treasury securities, agency securities and repurchase agreements. The principal risks applicable to the Fund are interest rate risk, call risk, credit risk, prepayment risk and risk of foreign investment. Additional information on MTB Prime Money Market Fund can be found in a separate MTB Funds prospectus, which is available by calling (800) 836-2211. Risks Common to the Managed Allocation Funds

     In addition to the risks of each Underlying Fund, each Managed Allocation Fund is subject to the following factors:

          o Both the Managed Allocation Funds and the Underlying Funds in which they invest bear fees and expenses, so investment in a Managed Allocation Fund may be subject to certain duplicate expenses.

          o The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which a Managed Allocation Fund may invest.

MTB MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH
Cusip: 55376T643 Symbol: VMAGX (Class A Shares), Cusip: 55376T635 Symbol: VMABX (Class B Shares)

 Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

Performance Over 5 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index
     (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                 Start of
                                              1 Year          Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
Class B Shares
Return Before Taxes
S&P 500
LBAB

(1) The Fund's Class A Shares and Class B Shares start of performance dates were February 18, 1999 and April 30, 2002, respectively.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                           Class A      Class B
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

     Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                           Class A      Class B
Management Fee(2)
Distribution (12b-1) Fee(3)
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

  Class A             1 Year     3 Years     5 Years     10 Years
Expenses assuming
redemption
Expenses assuming no
redemption
Class B
Expenses assuming
redemption
Expenses assuming no
redemption

MTB MANAGED ALLOCATION FUND -- MODERATE GROWTH
Cusip: 55376T593 Symbol: VMMGX (Class A Shares)


Cusip: 55376T585 Symbol: VMMBX (Class B Shares)


 Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

Performance Over 5 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index
     (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                              Start of
                                             1 Year        Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions
and Sale of Fund Shares(2)
Class B Shares
Return Before Taxes
S&P 500
LBAB

(1) The Fund's Class A Shares and Class B Shares start of performance dates were February 4, 1999 and April 30, 2002, respectively.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                           Class A     Class B
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                           Class A     Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A                  1 Year       3 Years       5 Years       10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

MTB MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH
Cusip: 55376T627 Symbol: VMCGX (Class A Shares) Cusip: 55376T619 Symbol: VMCBX (Class B Shares)

 Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

Performance Over 5 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was__%.

Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index
     (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                Start of
                                               1 Year        Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
Class B Shares
Return Before Taxes
S & P 500
LBAB

(1) The Fund's Class A Shares and Class B Shares start of performance dates were February 3, 1999 and April 30, 2002, respectively.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                          Class A       Class B
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers and Reimbursement)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                          Class A       Class B
Management Fee(2)
Distribution (12b-1) Fee(3)
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers and Reimbursement of Fund Expenses
Total Actual Annual Fund Operating Expenses
(after waivers and reimbursement)(7)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A                  1 Year    3 Years        5 Years          10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

   MTB BALANCED FUND
   Cusip: 55376T106 Symbol: ARBAX    (Class A Shares)


   Cusip: 55376T205 Symbol: ABLDX    (Class B Shares)


   Goal

     To provide total return. The Fund's total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities, and long-term capital appreciation provided by equity securities.

   Strategy

     The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment grade fixed income securities. The Fund's Advisor will select common stocks of mid-sized and larger companies that are recognized leaders in their respective markets and that are within the market capitalization range of companies in recognized independent mid-cap indexes such as the S&P Mid Cap 400 Index and the Russell Mid Cap Index and in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2004, the smallest company in the S&P Mid Cap 400 Index had a market capitalization of $340.0 million, the largest company in the S&P Mid Cap 400 Index had a market capitalization of $9.4 billion, and the weighted average market capitalization of the S&P Mid Cap 400 Index was $2.7 billion. As of December 31, 2004, the smallest company in the Russell Mid Cap Index had a market capitalization of $1.6 billion, the largest company in the Russell Mid Cap Index had a market capitalization of $12.3 billion, and the weighted average market capitalization  of  the  Russell  Mid  Cap  Index  was  $4.2  billion.  The capitalization ranges are as of December 31, 2004, and are subject to change. As of December 31, 2004 the smallest company in the S&P 500 Index had a market capitalization of $750.0 million, the largest company in the index had a market capitalization of $385.9 billion, and the weighted average market capitalization in the index was $22.6 billion. The capitalization range is as of December 31, 2004, and is subject to change. In evaluating securities for the Fund, the Advisor considers each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The Advisor will also maintain at least 25% of its assets in investment-grade and non-investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage-backed securities. No more than 15% of the Fund's total assets may be invested in non-investment grade fixed income securities. The Advisor will adjust the Fund's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends.

     In selecting securities for the Fund, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

          o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

          o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

          o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

          o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

          o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

          o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

          o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 10 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The Total Returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns would have been lower. The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, the Standard & Poor's 500 Index (S&P 500) and the Standard & Poor's 500 Barra Growth Index (S&P 500/BG), respectively, broad-based market indexes. The Advisor has elected to change the Fund's broad-based market index to the S&P 500/BG from the S&P 500 because it is more reflective of the Fund's current investment strategy. The Lehman Brothers U.S. Aggregate Bond Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities, and AAA-rated mortgage backed securities. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BG is a capitalization-weighted index of the stocks in the S&P 500 having the highest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market-capitalzation basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                            1 Year     5 Years       10 Years
                                            ------     -------       --------
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(1)
Return After Taxes on Distributions and
Sale of Fund Shares(1)
----------------------
Class B Shares
--------------
Return Before Taxes
-------------------
Lehman Brothers U.S. Aggregate
Bond Index
----------
S&P 500
S&P 500/BG

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     * Class A Shares of the Fund were offered beginning March 9, 1994. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Fund's Class A Shares. The Fund's Institutional I Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Fund's Class A Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

     **Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Fund's Class B Shares. The Fund's Institutional I Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Fund's Class A Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                         Class A       Class B
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                         Class A       Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

  Class A                  1 Year        3 Years       5 Years       10 Years
Expenses assuming
    redemption
Expenses assuming no
    redemption
Class B
Expenses assuming
    redemption
Expenses assuming no
    redemption

   MTB EQUITY INCOME FUND
   Cusip: 55376T403 Symbol: ARERX    (Class A Shares)


   Cusip: 55376T502 Symbol: AEIBX    (Class B Shares)


   Goal
   Current income and growth of capital.

   Strategy

     The Fund seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Fund's net assets will be invested in dividend-paying equity securities. The Fund may, to a limited extent, purchase convertible and preferred stocks and investment grade fixed income securities. The Fund's investment advisor will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

     In selecting securities for the Fund, the Advisor purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Advisor will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

          o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

   Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

   Performance Over 8 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                     Start of
                                           1 Year     5 Years     Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions
and Sale of Fund Shares(2)
Class B Shares
Return Before Taxes
S&P 500

(1) The Fund's Class A Shares and Class B Shares start of performance dates were November 18, 1996 and August 25, 2003, respectively.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


   [add prior performance information for Sub-Advisor]


Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                         Class A       Class B
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

     Expenses That are Deducted From Fund Assets (as percentage of average net assets)

                                                         Class A       Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A                   1 Year       3 Years      5 Years       10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

   MTB LARGE CAP VALUE FUND
   Cusip: 55376T684 Symbol: VEINX    (Class A Shares)


   Cusip: 55376T676 Symbol: VLCVX (Class B Shares)


   Goal

     To  provide   capital   appreciation.   Current   income  is  a  secondary,
     non-fundamental consideration.

   Strategy

     The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of U.S. companies with market capitalizations at time of purchase within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2004 the smallest company in the index had a market capitalization of $750.0 million, the largest company in the index had a market capitalization of $385.9 billion, and the weighted average market capitalization in the index was $22.6 billion. The capitalization range is as of December 31, 2004, and is subject to change. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

   Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

   Performance Over 8 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Return, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition , Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-taxes returns depends on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500/Barra Value Index (S&P 500/BV), a broad-based market index. The S&P 500/BV is constructed by sorting the S&P 500 based on its price-to-book ratios, with the low price-to-book companies forming the index. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stock representing all major industries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance . The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                     Start of
                                            1 Year     5 Years    Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
Class B Shares
Return Before Taxes
S&P 500/BV

(1) The Fund's Class A and Class B Shares start of performance dates were September 26, 1997 and December 10, 1999, respectively.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                           Class A      Class B
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                        Class A      Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

  Class A                 1 Year       3 Years      5 Years      10 Years
Expenses assuming
edemption
Expenses assuming no
redemption
Class B
Expenses assuming
redemption
Expenses assuming no
redemption

   MTB EQUITY INDEX FUND
   Cusip: 55376T700 Symbol: ARKAX (Class A Shares),


   Cusip: 55376T809 Symbol: ARKBX (Class B Shares)


   Goal

     Investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500).

   Strategy

     The Fund seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Fund will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

     The Fund may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Fund will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

     Although the Fund will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Fund's performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Fund. The Fund attempts to achieve a 95% or better correlation between the performance of the Fund and that of the S&P 500.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Tracking Error Risk. Due to additional expenses borne by the Fund which are not borne by the Fund's benchmark index, the Fund may not be able achieve its investment objective of accurately correlating to the S&P 500.

   Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

   Performance Over 7 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect sale charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                    Start of
                                         1 Year      5 Years     Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
Class B Shares
Return Before Taxes
S&P 500

(1) The Fund's Class A and Class B Shares start of performance date were November 18, 1996 and August 25, 2003, respectively.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                           Class A      Class B
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers and Reimbursement)(1)

Expenses That are Deducted From Fund Assets (as percentage of average net assets)

                                                         Class A      Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(4)
Total Annual Fund Operating Expenses


Total Waivers and Reimbursement of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers and reimbursement)(6)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A                   1 Year       3 Years       5 Years        10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

 MTB LARGE CAP STOCK FUND
 Cusip: 55376T726 Symbol: GVEGX (Class A Shares) Cusip: 55376T718 Symbol: AVEBX
      (Class B Shares)


   Goal
   Growth of principal.

   Strategy

     The Fund seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities (primarily common stocks) of companies with market capitalizations at time of purchase within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2004 the smallest company in the index had a market capitalization of $750.0 million, the largest company in the index had a market capitalization of $385.9 billion, and the weighted average market capitalization in the index was $22.6 billion. The capitalization range is as of December 31, 2004, and is subject to change.

     In selecting investments for the Fund, the Advisor emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Advisor will also weigh corporate management's ability to adjust to the dynamics of rapidly changing economic and business conditions. The Advisor's investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

          o Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

   Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

   Performance Over 8 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the S&P 500 and the Standard and Poor's S&P 500/Barra Value Index (S&P 500/BV), broad-based market indexes. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BV is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                     Start of
                                             1 Year     5 Years   Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
Class B Shares
Return Before Taxes
S&P 500
S&P 500/BV

(1) The Fund's Class A and Class B Shares start of performance dates was April 1, 1996.

     Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the ARK Fund in 1998 following the acquisition by Allfirst Financial, Inc. of Dauphin Deposit Corporation.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The Start of performance date was April 1,1998. Class A Shares of the Fund were offered beginning April 1, 1998. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Fund's Class A Shares. The Fund's Institutional I Shares, which is not offered by this prospectus, commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the Fund on March 27, 1998. The Fund's Class A Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

(4) The Start of performance date was April 1, 1996. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Fund's Class B Shares. The Fund's Institutional I Shares, which is not offered by this prospectus, commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the Fund on March 27, 1998. The Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                        Class A       Class B
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as percentage of average net assets)

                                                           Class A       Class B
Management Fee
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(3)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(5)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A                   1 Year        3 Years       5 Years        10 Years
-------                   ------        -------       -------        --------
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

   MTB LARGE CAP GROWTH FUND
   Cusip: 55376T767 Symbol: VLCPX (Class A Shares)


   Cusip: 55376T759 Symbol: VLGRX (Class B Shares)


   Goal
   To provide capital appreciation.

   Strategy

     The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2004, the smallest company in the index had a market capitalization of $750.0 million, the largest company in the index had a market capitalization of $385.9 billion, and the weighted average market capitalization in the index was $22.6 billion. The capitalization range is as of December 31, 2004 and is subject to change. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:

   o  have a strong history of earnings growth;
   o are attractively priced, relative to the company's potential for above-average, long-term earnings and revenue growth;
   o  have strong balance sheets;
   o  have a sustainable competitive advantage; and
   o  are currently, or have the potential to become industry leaders.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

   Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

Performance Over 4 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total return displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), the Russell 1000 Index and the Standard & Poor's 500/Barra Growth Index (S&P 500/BG), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios. The S&P 500/BG consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index. (For the calendar periods ended December 31, 2004)

                                                                 Start of
                                               1 Year         Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
Class B Shares
Return Before Taxes
S&P 500
Russell 1000
S&P 500/BG

(1) The Fund's Class A and Class B Shares start of performance dates were March 20, 2000 and April 6, 2000, respectively.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401k plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                        Class A       Class B
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

     Expenses That are Deducted From Fund Assets (as percentage of average net assets)

                                                         Class A       Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A                   1 Year        3 Years      5 Years        10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

   MTB MULTI CAP GROWTH FUND
   Cusip: 55376T395 Symbol: ARGAX (Class A Shares)


   Cusip: 55376T387 Symbol: ACPLX (Class B Shares)


   Goal
   Long-term capital appreciation.

   Strategy

     The Fund seeks its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of small-, mid- and large-size companies. These companies generally fall into the following dollar ranges of market capitalizations, which are measured at time of purchase: For small-cap, the dollar range is within the market capitalization range of companies in recognized independent small-cap indexes such as the S&P 600 Index and the Russell 2000 Index. As of December 31, 2004, the smallest company in the S&P 600 Index had a market capitalization of $70.0 million, the largest company in the S&P 600 Index had a market capitalization of $4.9 billion, and the weighted average market capitalization in the S&P 600 Index was $880.0 million. As of December 31, 2004, the smallest company in the Russell 2000 Index had a market capitalization of $175.8 million, the largest company in the Russell 2000 Index had a market capitalization of $1.6 billion, and the weighted average market capitalization in the Russell 2000 Index was $607.1 million. For mid-cap, the dollar range is within the market capitalization range of companies in recognized independent mid-cap indexes such as the S&P Mid Cap 400 Index and the Russell Mid Cap Index. As of December 31, 2004, the smallest company in the S&P Mid Cap 400 Index had a market capitalization of $340.0 million, the largest company in the S&P Mid Cap 400 Index had a market capitalization of $9.4 billion, and the weighted average market capitalization of the S&P Mid Cap 400 Index was $2.7 billion. As of December 31, 2004, the smallest company in the Russell Mid Cap Index had a market capitalization of $1.6 billion, the largest company in the Russell Mid Cap Index had a market capitalization of $12.3 billion, and the weighted average market capitalization of the Russell Mid Cap Index was $4.2 billion. For large-cap, the dollar range is within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2004 the smallest company in the index had a market capitalization of $750.0 million, the largest company in the index had a market capitalization of $385.9 billion, and the weighted average market capitalization in the index was $22.6 billion. The capitalization ranges are as of December 31, 2004, and are subject to change.

     The Fund's Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio among large, mid and small capitalization stocks. The portfolio management team will make the allocation decisions among the various market capitalizations. On average, the allocation generally will emphasize large cap stocks over mid cap stocks, and mid cap stocks over small cap stocks, such that the Fund is expected to have a greater allocation of investments in large cap stocks and a small overall percentage in small cap stocks, although the Advisor may vary this allocation based on changes in market conditions. In selecting securities for the Fund, the Advisor considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock. In doing so, the Fund's Advisor will seek to build a broadly diversified portfolio of stocks with above-average capital growth potential.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

          o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

   Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

   Performance Over 10 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), the Russell 2000 Growth Index and the Russell 3000 Growth Index, broad-based market indexes. The Advisor has elected to change the Fund's broad-based market index to the Russell 3000 Growth Index from the Russell 2000 Growth Index because it is more reflective of the Fund's current investment strategy. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index Companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indexes. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                             1 Year     5 Years       10 Years
                                             ------     -------       --------
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(1)
Return After Taxes on Distributions and
Sale of Fund Shares(1)
Class B Shares
Return Before Taxes
S&P 500
Russell 2000 Growth
Russell 3000 Growth

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect on taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The start of performance date was July 16, 1993. Class A Shares of the Fund were offered beginning March 9, 1994. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund's Class A Shares. The Fund's Institutional I Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Fund's Class A Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

(3) The start of performance date was July 16, 1993. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund's Class B Shares. The Fund's Institutional I Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                         Class A       Class B
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

     Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                         Class A       Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A                   1 Year      3 Years       5 Years       10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

   MTB MID CAP STOCK FUND
   Cusip: 55376T494 Symbol: VMCSX (Class A Shares)


   Cusip: 55376T486 Symbol: VMCPX (Class B Shares)


   Goal

     To provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

   Strategy

     The Fund pursues its goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of mid-cap companies with market capitalizations at time of purchase within the market capitalization range of companies in recognized independent mid-cap indexes such as the S&P Mid Cap 400 Index and the Russell Mid Cap Index. As of December 31,
     2004, the smallest company in the S&P Mid Cap 400 Index had a market capitalization of $340.0 million, the largest company in the S&P Mid Cap 400 Index had a market capitalization of $9.4 billion, and the weighted average market capitalization of the S&P Mid Cap 400 Index was $2.7 billion. As of December 31, 2004, the smallest company in the Russell Mid Cap Index had a market capitalization of $1.6 billion, the largest company in the Russell Mid Cap Index had a market capitalization of $12.3 billion, and the weighted average market capitalization of the Russell Mid Cap Index was $4.2 billion. The capitalization ranges are as of December 31, 2004, and are subject to change. Equity securities include common and preferred stocks as well as convertible securities. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Advisor (with respect to growth style portion of the portfolio, where the Advisor looks for companies which have above-average sales earnings growth) and the Fund's Sub-Advisor, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations). The Fund's total return will result mostly from capital appreciation rather than income.

     MTB Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund's sub-advisor never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

          o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

          o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 10 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's Mid Cap 400 Index (S&P Mid Cap 400) and the Russell Mid Cap Index (RMC), broad-based market indexes. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the midrange of the U.S. stock market. The RMC measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                 Start of
                           1 Year     5 Years    10 Years     Performance(1)
                           ------     -------    --------     --------------
Class A Shares
Return Before Taxes
Return After Taxes on
Distributions(2)
Return After Taxes on
Distributions and
Sale of Fund Shares(2)
Class B Shares
Return Before Taxes
S&P Mid Cap 400
RMC

(1) The Fund's Class B Shares start of performance dates was March 14, 2000.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                       Class A      Class B
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

     Expenses That are Deducted From Fund Assets (as percentage of average net assets)

                                                         Class A      Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A                   1 Year       3 Years      5 Years       10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

   MTB MID CAP GROWTH FUND
   Cusip: 55376T536 Symbol: AMCRX (Class A Shares)


   Cusip: 55376T528 Symbol: MCEBX (Class B Shares)


   Goal
   Long-term capital appreciation.

   Strategy

     The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid-cap companies with market capitalizations at time of purchase within the market capitalization range of companies in recognized independent mid-cap indexes such as the S&P Mid Cap 400 Index and the Russell Mid Cap Index. As of December 31, 2004, the smallest company in the S&P Mid Cap 400 Index had a market capitalization of $340.0 million, the largest company in the S&P Mid Cap 400 Index had a market capitalization of $9.4 billion, and the weighted average market capitalization of the S&P Mid Cap 400 Index was $2.7 billion. As of December 31, 2004, the smallest company in the Russell Mid Cap Index had a market capitalization of $1.6 billion, the largest company in the Russell Mid Cap Index had a market capitalization of $12.3 billion, and the weighted average market capitalization of the Russell Mid Cap Index was $4.2 billion. The capitalization ranges are as of December 31, 2004, and are subject to change. The Fund's Advisor chooses stocks of mid-cap companies that have significant growth potential.

     In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Advisor may invest up to 20% of its net assets in medium-sized companies with relatively low or unrecognized market valuations.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

          o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

   Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

   Performance Over 8 Years

Best Quarter


Worst Quarter



The Fund's Class A Shares commenced operations on September 1, 1999. Performance results before September 1, 1999 are shown for the Fund's Institutional I Shares, which are not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Fund's Class A Shares.

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's Mid Cap 400/Barra Growth Index (S&P Mid Cap 400/BG), a broad based market index. The S&P Mid Cap 400/BG is a market capitalization-weighted index of the stocks in the S&P Mid Cap 400 having the highest price-to-book ratios. Total returns for the index shown does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                     Start of
                                            1 Year    5 Years     Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
Class B Shares
Return Before Taxes
S&P Mid Cap 400/BG

(1) The Fund's Class A and Class B Shares start of performance dates were November 18, 1996 and August 25, 2003, respectively.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarentee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                      Class A         Class B
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as percentage of average net assets)

                                                      Class A         Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A                   1 Year      3 Years      5 Years     10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

   MTB SMALL CAP STOCK FUND
   Cusip: 55376T130 Symbol: GVAGX (Class A Shares)


   Cusip: 55376T122 Symbol: VSCSX (Class B Shares)


   Goal
   To seek growth of capital.

   Strategy

     The Fund will invest substantially all, but under normal circumstances not less than 80%, of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase within the market capitalization range of companies in recognized independent small-cap indexes such as the S&P 600 Index and the Russell 2000 Index. As of December 31, 2004, the smallest company in the S&P 600 Index had a market capitalization of $70.0 million, the largest company in the S&P 600 Index had a market capitalization of $4.9 billion, and the weighted average market capitalization in the S&P 600 Index was $880.0 million. As of December 31, 2004, the smallest company in the Russell 2000 Index had a market capitalization of $175.8 million, the largest company in the Russell 2000 Index had a market capitalization of $1.6 billion, and the weighted average market capitalization in the Russell 2000 Index was $607.1 million. The capitalization ranges are as of December 31, 2004, and are subject to change. Equity securities include common and preferred stocks as well as convertible securities. Stocks purchased by the Fund generally will be traded on established U.S. markets and exchanges. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund's sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations) and Mazama Capital Management, Inc. (Mazama) (with respect to the growth style portion of the portfolio, where Mazama looks for companies which have above-average sales earnings growth).

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

          o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

          o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

   Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

   Performance Over 10 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

   The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (Russell 2000), a broad-based market index. The Russell 2000 is an unmanaged index of the 2,000 smallest companies in the Russell 3000 index which measures the performance of the 3,000 largest U.S. companies based on market capitalization. Total returns for the index shown do not reflect sales, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index. The information presented above, for the periods prior to January 8, 2001, is the historical information for the Governor Aggressive Growth Fund. The quoted performance of the Small Cap Stock Fund includes performance of certain predecessor collective trust funds (commingled) accounts, for the periods dating from July 1, 1994 through Small Cap Stock Fund's commencement of operations February 3, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts performance may have been adversely affected.

(For the calendar periods ended December 31, 2004)

                                                                   Start of
                                           1 Year     5 Years   Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions
and Sale of Fund Shares(2)
Class B Shares
Return Before Taxes
Russell 2000

(1) The Fund's Class A Shares and Class B Shares start of performance dates were July 1, 1994 and January 10, 2001, respectively.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                    Class A         Class B
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

     Expenses That are Deducted From Fund Assets (as percentage of average net assets)

                                                    Class A         Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(4)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(6)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A                   1 Year      3 Years       5 Years       10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

   MTB SMALL CAP GROWTH FUND
   Cusip: 55376T171 Symbol: ARPAX    (Class A Shares)

   Cusip: 55376T163 Symbol: ASEBX    (Class B Shares)

   Cusip: 55376T155 Symbol: ARPCX    (Class C Shares)

   Goal
   Long-term capital appreciation.

   Strategy

     The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% (measured at time of purchase) of the value of its net assets in equity securities of small-cap companies. The Advisor defines small-cap companies as companies with a market capitalization within the market capitalization range of companies in recognized independent small-cap indexes such as the S&P 600 Index and the Russell 2000 Index. As of December 31, 2004, the smallest company in the S&P 600 Index had a market capitalization of $70.0 million, the largest company in the S&P 600 Index had a market capitalization of $4.9 billion, and the weighted average market capitalization in the S&P 600 Index was $880.0 million. As of December 31, 2004, the smallest company in the Russell 2000 Index had a market capitalization of $175.8 million, the largest company in the Russell 2000 Index had a market capitalization of $1.6 billion, and the weighted average market capitalization in the Russell 2000 Index was $607.1 million. The capitalization ranges are as of December 31, 2004, and are subject to change. The Fund's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities.

     In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Advisor may invest up to 20% of its net assets in stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

          o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

          o Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

   Performance Information
   Risk/Return Bar Chart


   [bar chart to be added via amendment]


   Performance Over 9 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder's account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A, Class B and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (Russell 2000) and the Russell 2000 Growth Index (Russell 2000 Growth), broad-based market indexes. The Russell 2000 is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                     Start of
                                            1 Year     5 Years    Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions
and Sale of Fund Shares(2)
--------------------------
Class B Shares
--------------
Return Before Taxes
-------------------
Class C Shares
--------------
Return Before Taxes
-------------------
Russell 2000 Growth
-------------------
Russell 2000

(1) The Fund's Class A Shares, Class B Shares and Class C Shares start of performance date was July 13, 1995.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The start of performance date was July 13, 1995. Class A Shares of the Fund were offered beginning May 16, 1996. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund's class A Shares. The Fund's Institutional I Shares, which are not offered by this prospectus, commenced operations on July 13, 1995. The Fund's Class A Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because shares of each class are invested in the same portfolio of securities.

(4) The start of performance date was July 13, 1995. Performance results shown are for the Fund's Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund's Class B Shares. The Fund's Institutional I Shares, which are not offered by this prospectus, commenced operations on July 13, 1995. The Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because shares of each class are invested in the same portfolio of securities.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class B Shares and Class C Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                               Class A      Class B    Class C
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of
amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.


   Annual Fund Operating Expenses (Before Waiver)(1)

     Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                 Class A      Class B    Class C
Management Fee
Distribution (12b-1) Fee
Shareholder Services Fee(2)
Other Expenses(3)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses                   0.26%      0.03%       0.03%
Total Actual Annual Fund Operating
Expenses (after waivers)(5)                      1.33%      2.06%       2.06%

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A                   1 Year        3 Years      5 Years      10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class C
Expenses assuming
  redemption
Expenses assuming no
  redemption

   MTB INTERNATIONAL EQUITY FUND
   Cusip: 55376T791 Symbol: GVIEX    (Class A Shares)


   Cusip: 55376T783 Symbol: VIEFX    (Class B Shares)


   Goal
   To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

   Strategy

     The Fund will invest substantially all, but under normal circumstances, not less than 80% (measured at time of purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI
     EAFE) Index(R), the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The investment perspective of UBS Global Asset Management (Americas) Inc. (UBS), sub-advisor for the Fund, is to invest in the equity securities of non-U.S. markets and companies which are believed to be undervalued based upon internal research and proprietary valuation systems. These processes utilized by the Fund's sub-advisor incorporate internal analysts' considerations of company management, competitive advantage, and each company's core competencies to determine a stock's fundamental value, which is then compared to the stock's current market price.

   Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

          o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

          o Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

          o Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

   Performance Information
   Risk/Return Bar Chart


   [bar chart to be added via amendment]


   Performance Over 5 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Class A Shares total returns on calendar year-end basis.

     The total return displayed for the Fund's Class A Shares do not reflect the payment of the any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the MSCI EAFE, which is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                            Start of
                                             1 Year      Performance(1)
Class A Shares
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
Class B Shares
Return Before Taxes
MSCI EAFE

(1) The Fund's Class A and Class B Shares start of performance dates were February 9, 1999 and January 10, 2001, respectively.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

Shareholder Fees
Fees Paid Directly From Your Investment

                                                      Class A      Class B
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

     For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

     Expenses That are Deducted From Fund Assets (as percentage of average net assets)

                                                      Class A      Class B
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A                   1 Year       3 Years        5 Years        10 Years
Expenses assuming
  redemption
Expenses assuming no
  redemption
Class B
Expenses assuming
  redemption
Expenses assuming no
  redemption

Principal Securities of the Funds
Stock Funds
   The principal securities of each of the Funds listed below (each, an "Stock Fund," and collectively, the "Stock Funds") are marked with an "X".

                                Small        Small      Mid      Mid     Multi     Large    Large            Large
              International      Cap          Cap       Cap      Cap      Cap       Cap      Cap     Equity   Cap   Equity
                 Equity         Growth       Stock    Growth    Stock    Growth   Growth    Stock    Index   Value  Income
                  Fund           Fund         Fund     Fund     Fund      Fund     Fund     Fund      Fund    Fund   Fund
  Equity Securities X             X            X         X        X        X         X        X        X       X       X
  -------------------             -            -         -        -        -         -        -        -       -       -
  Common Stocks     X             X            X         X        X        X         X        X        X       X       X
  -------------     -             -            -         -        -        -         -        -        -       -       -
  Preferred Stocks  X             X            X         X        X        X         X        X                X       X
  ----------------- -             -            -         -        -        -         -        -                -       -
  Convertible       X                          X         X                 X         X                         X       X
  ------------      -                          -         -                 -         -                         -       -
  Securities
  ----------
  Bank Instruments                                                                                             X
  ----------------                                                                                             -
  Foreign           X             X                                                                            X
  --------          -             -                                                                            -
  Securities
  ----------
  Depositary                                                                                                   X
  -----------                                                                                                  -
  Receipts
  --------
  Derivative        X
  Contracts
  Futures Contracts X
  Investing in                                                                       X                         X
  Securities
  of other
  Investment
  Companies


Managed Allocation Funds

   The principal securities of each of the Funds listed below (each, a "Managed Allocation Fund," and collectively, the "Managed Allocation Funds") are marked with an "X".

                              Managed Allocation Fund-- Managed Allocation FuManaged Allocation Fund--
                                 Aggressive Growth*        Moderate Growth*   Conservative Growth*
  Equity Securities                      X                        X                     X
  ------------------                     -                        -                     -
  Common Stocks                          X                        X                     X
  --------------                         -                        -                     -
  Preferred Stocks                       X                        X                     X
  -----------------                      -                        -                     -
  Fixed Income Securities                X                        X                     X
  ------------------------               -                        -                     -
  Treasury Securities                    X                        X                     X
  --------------------                   -                        -                     -
  Agency Securities                      X                        X                     X
  ------------------                     -                        -                     -
  Corporate Debt Securities              X                        X                     X
  --------------------------             -                        -                     -
  Municipal Securities                   X                        X                     X
  ---------------------                  -                        -                     -
  Tax-Exempt Securities                  X                        X                     X
  ----------------------                 -                        -                     -
  Municipal Notes                        X                        X                     X
  ----------------                       -                        -                     -
  Mortgage-Backed Securities             X                        X                     X
  ---------------------------            -                        -                     -
  Collateralized Mortgage                X                        X                     X
  ------------------------               -                        -                     -
  Obligations (CMOs)
  Asset-Backed Securities                X                        X                     X
  -----------------------                -                        -                     -
  Zero Coupon Securities                 X                        X                     X
  -----------------------                -                        -                     -
  Bank Instruments                       X                        X                     X
  -----------------                      -                        -                     -
  Credit Enhancement                     X                        X                     X
  -------------------                    -                        -                     -
  Foreign Securities                     X                        X                     X
  -------------------                    -                        -                     -
  Depositary Receipts                    X                        X                     X
  --------------------                   -                        -                     -
  Foreign Exchange Contracts             X                        X                     X
  ---------------------------            -                        -                     -
  Foreign Government Securities          X                        X                     X
  ------------------------------         -                        -                     -
  Investing in Securities of             X                        X                     X
  Other Investment
  Companies
  Non-Investment Grade                   X                        X                     X
  Securities

 *  Through investment in the Underlying Funds Balanced Fund

   The principal securities of the Balanced Fund are marked with an "X".

                         Balanced Fund
Equity Securities        X
-----------------        -
Common Stocks            X
-------------            -
Fixed Income Securities  X
-----------------------  -
Treasury Securities      X
-------------------      -
Agency Securities        X
-----------------        -
Corporate Debt SecuritiesX
--------------------------

Bond Funds

     The principal securities of each of the Funds listed below (each, a "Bond Fund," and collectively, the "Bond Funds") are marked with an "X".


                                                Short-                                                  Short
                         Intermediate-           Term     Maryland  Pennsylvania  New York     U.S.    Duration
                          Term Bond   Income   Corporate  Municipal  Municipal   Municipal  Government Government
                            Fund       Fund    Bond Fund  Bond Fund  Bond Fund   Bond Fund   Bond Fund Bond
                                                                                                         Fund
  Fixed Income Securities     X         X          X          X          X           X           X        X
  ------------------------    -         -          -          -          -           -           -        -
  Treasury Securities         X         X          X                                             X        X
  --------------------        -         -          -                                             -        -
  Agency Securities           X         X          X                                             X        X
  -----------------           -         -          -                                             -        -
  Corporate Debt Securities   X         X          X                                             X        X
  -------------------------   -         -          -                                             -        -
  Mortgage Backed Securities  X         X          X                                             X        X
  --------------------------- -         -          -                                             -        -
  Asset Backed Securities     X         X          X                                             X        X
  ------------------------    -         -          -                                             -        -
Tax-Exempt Securities                                         X          X           X
General Obligation Bonds                                      X          X           X
Special Revenue Bonds                                         X          X           X
Tax Increment Financing Bonds                                 X          X           X
Municipal Notes                                               X          X           X
  Variable Rate Demand        X         X          X          X          X           X           X        X
  ---------------------       -         -          -          -          -           -           -        -
  Instruments


Principal Securities of the Funds

     The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds' Statement of Additional Information.

Equity Securities

     Equity securities (stocks) represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which certain Funds may invest.

Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

     Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

     Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S.

     Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

     A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

     Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

     A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



Collateralized Mortgage Obligations (CMOs)
   CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments
   Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Credit Enhancement
   Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities

     Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may invest in convertible securities rated below investment grade. See "Risks Associated with

     Non-Investment Grade Securities" herein. International Equity Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Multi Cap Growth Fund, Large Cap Growth Fund and Equity Income Fund treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Municipal Securities

     Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Tax-Exempt Securities

     Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Tax Increment Financing Bonds

     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated. Municipal Notes

     Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

   Variable Rate Demand Instruments

     Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   Foreign Securities

     Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

          o it is organized under the laws of, or has a principal office located in, another country;

          o the principal trading market for its securities is in another country; or

          o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

          o Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts
   In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an Underlying Fund) may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities
   Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.



   Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, International Equity Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     International Equity Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

   International Equity Fund may trade in the following types of derivative contracts.

Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Special Transactions

Repurchase Agreements

     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

     A Fund's custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.



Non-Investment Grade Securities

     Securities rated BB+ or lower by Standard & Poor's or Ba or lower by Moody's are considered to be non-investment grade securities (junk bonds).

Investing In Securities Of Other Investment Companies

     A Fund, and each Underlying Fund, may invest their assets in securities of other investment companies, including exchange-traded funds (ETFs) and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Conservative Growth Fund, Moderate Growth Fund and Aggressive Growth Fund intend to invest substantially all of their assets in Underlying Funds in order to achieve their investment goals.

     The shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. A Fund may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF shares. Pursuant to an SEC exemptive order, each of the Funds are permitted to invest in shares of the Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.



Other Investment Strategies

Portfolio Turnover (Stock and Bond Funds only)

     Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Temporary Defensive Investments

     The Funds (except the Money Market Funds, the Managed Allocation Funds and the Equity Index Fund) may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Investment Ratings For Investment Grade Securities

     The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and
     BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's or sub-advisor's credit assessment that the security is comparable to investment grade.

Specific Risks Of Investing In The Funds

Stock Market Risks

     The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

     The Advisor or sub-advisor attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related To Investing For Growth

     Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related To Investing For Value

     Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related To Company Size

     Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies.
     Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks

     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

     Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks

     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

     If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

     Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates.

     Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

     Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

     A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Tax Risks

     In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund to their shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

     Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund may be subject to the alternative minimum tax (AMT). However, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are required to limit to 20% that part of their income that would be subject to AMT.

Risks Of Non-Diversification

     Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund and Pennsylvana Tax-Free Money Market Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's Share price and performance.

Risks Associated With
Non-Investment Grade Securities

     The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Maryland Investment Risks

     Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

     Maryland's economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990's; however, Maryland's economic growth rate has improved and is nearing the national average.

New York Investment Risks

     New York Municipal Bond Fund and New York Tax-Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

     Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax-Free Money Market Fund's portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.

Pennsylvania Investment Risks

     Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.

     Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

Risks Of Foreign Investing

     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     Foreign  companies  may  not  provide  information   (including   financial
     statements) as frequently or to as great an extent as companies in the United States.

     Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent International Equity Fund and Small Cap Growth Fund and its Advisor and sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Currency Risks

     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     The sub-advisor attempts to manage currency risk by limiting the amount International Equity Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Tracking Error Risk

     Factors such as the Equity Index Fund's expenses, imperfect correlation between the fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its ability to achieve perfect correlation with its benchmarks. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, Equity Index Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Asset Allocation Risk

     Balanced Fund is subject to the risk that the Advisor's asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully.

     For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Exchange-Traded Funds

     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Fund Expenses

     Mutual fund portfolios bear charges for advisory fees and operational expenses. The Managed Allocation Funds and the Underlying Funds in which they invest each bear these expenses, so investors in the Managed Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

     Each Managed Allocation Fund is subject to affiliated persons risk. In managing the Managed Allocation Funds, the Advisor has the authority to select and substitute the underlying funds in which the Managed Allocation Funds will invest. The Advisor is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and /or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds.



     Pursuant to an SEC exemptive order, the Funds are permitted to invest in shares of the Money Market Funds as a means of managing uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

How Are Shares Priced?

     The Trust offers seven classes of Shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares. All Share classes have different sales charges and other expenses, which affect their performance. Each Share class represents interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares, and Class C Shares as shown in the chart below. The differences between the three classes relate to the timing and amount of asset-based sales charges and other expenses which an investor bears directly or indirectly as a shareholder. Contact your financial intermediary or call the MTB Group of Funds (MTB Funds) at 800-836-2211 for more information about Institutional Class Shares, Institutional I Class Shares, Institutional II Class Shares and Class S Shares.

                                          CLASS A   CLASS B            CLASS C
                                                     SHARES             SHARES
  FUND
  SHARES
  Small Cap Growth                          X         X                   X
  Fund
  Bond, Balanced, and Stock                           X                   X
  Funds

The NAV of Shares of the Bond, Balanced and Stock Funds fluctuates and is generally based upon the market value of portfolio securities and other assets of the Fund. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE Close) on each day the NYSE is open. Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (OTC) market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. Investments in other open-end registered investment companies are valued at net asset value.

Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value determined in good faith by the Fund's Board, although the actual calculation may be done by others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and therefore the Fund's assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Fund. In all cases, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

     The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund's Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

     Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time when the NAV is calculated.

     In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

     The Funds' Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

     There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

     To the extent any fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Sales Charge When You Purchase Class A Shares

     The Class A Shares of all the Funds bear front-end sales charges. When the Funds receive your purchase request in proper form (as described in this prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge as is shown in the tables below.

     Class A Shares of each Stock Fund and the Balanced Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                     Sales Charge as a       Sales Charge as a
                                    Percentage of Public       Percentage of
Purchase Amount                        Offering Price               NAV
---------------                        --------------               ---
Less than $50,000                          5.50%                   5.82%
-----------------                          -----                   -----
$50,000 but less than $100,000             4.25%                   4.44%
------------------------------             -----                   -----
$100,000 but less than $250,000            3.25%                   3.36%
-------------------------------            -----                   -----
$250,000 but less than $500,000            2.25%                   2.30%
-------------------------------            -----                   -----
$500,000 but less than $1 million          2.00%                   2.04%
---------------------------------          -----                   -----
$1 million or greater*                     0.00%                   0.00%

     Class A Shares of Managed Allocation Fund - Aggressive Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                           Sales Charge as a  Sales Charge as a
                                          Percentage of Public  Percentage of
Purchase Amount                              Offering Price          NAV
---------------                              --------------          ---
Less than $50,000                                5.00%              5.26%
-----------------                                -----              -----
$50,000 but less than $100,000                   4.00%              4.17%
------------------------------                   -----              -----
$100,000 but less than $250,000                  3.00%              3.09%
-------------------------------                  -----              -----
$250,000 but less than $500,000                  2.00%              2.04%
-------------------------------                  -----              -----
$500,000 but less than $1 million                1.00%              1.01%
---------------------------------                -----              -----
$1 million or greater*                           0.00%              0.00%

Class A Shares of each Bond Fund (except for Short Duration Government Bond Fund and Short-Term Corporate Bond Fund) and Managed Allocation Fund -Moderate Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                     Sales Charge as a     Sales Charge as a
                                    Percentage of Public     Percentage of
Purchase Amount                        Offering Price             NAV
---------------                        --------------             ---
Less than $100,000                         4.50%                 4.71%
------------------                         -----                 -----
$100,000 but less than $250,000            3.75%                 3.90%
-------------------------------            -----                 -----
$250,000 but less than $500,000            3.00%                 3.09%
-------------------------------            -----                 -----
$500,000 but less than $1 million          2.00%                 2.04%
---------------------------------          -----                 -----
$1 million or greater*                     0.00%                 0.00%

     Class A Shares of Managed Allocation Fund - Conservative Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                          Sales Charge as a  Sales Charge as a
                                         Percentage of Public  Percentage of
Purchase Amount                             Offering Price          NAV
---------------                             --------------          ---
Less than $100,000                              4.00%              4.17%
------------------                              -----              -----
$100,000 but less than $250,000                 3.00%              3.09%
-------------------------------                 -----              -----
$250,000 but less than $500,000                 2.00%              2.04%
-------------------------------                 -----              -----
$500,000 but less than $1 million               1.00%              1.01%
---------------------------------               -----              -----
$1 million or greater*                          0.00%              0.00%

     Short Duration Government Bond Fund and Short-Term Corporate Bond Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                           Sales Charge as a  Sales Charge as a
                                          Percentage of Public  Percentage of
Purchase Amount                              Offering Price          NAV
---------------                              --------------          ---
Less than $50,000                                3.00%              3.09%
-----------------                                -----              -----
$50,000 but less                                 2.50%              2.56%
-----------------                                -----              -----
than100,000
$100,000 but less than $250,000                  2.25%              2.30%
-------------------------------                  -----              -----
$250,000 but less than $500,000                  1.75%              1.78%
-------------------------------                  -----              -----
$500,000 but less than $1 million                1.25%              1.27%
---------------------------------                -----              -----
$1 million or greater*                           0.00%              0.00%


     *Except for Equity Index Fund, Mid Cap Stock Fund, and Small Cap Stock Fund, if you make an investment of $1,000,000 or more at net asset value in Class A Shares, and you redeem all or any portion of your shares at any time within the 18-month period beginning on the first day of the calendar month following the month in which you made your purchase, your redemption proceeds will be subject to a 1.00% contingent deferred sales charge
     (CDSC). Exchanges do not trigger the CDSC. In addition, if your investment professional waives receipt of the NAV advanced commission payment described below and notifies the Fund, this CDSC will not apply. The CDSC will be calculated using the share price at time of purchase.

Class A Shares NAV Commission Payments

     Your investment professional is entitled to receive an advanced commission payment on sales of $1 million or more of Class A Shares of the Funds as follows:

Stock, Balanced and Managed Allocation Funds*

                                                          Advance Commission
                                                          as a Percentage of
Purchase Amount                                         Public Offering Price
$1 million - $2,999,999.99                                      1.00%
--------------------------                                      -----
$3 million up to $4,999,999.99                                  0.50%
------------------------------                                  -----
Over $5 million                                                 0.25%

Bond Funds

                                                      Advance Commission
                                                      as a Percentage of
Purchase Amount                                     Public Offering Price
$1 million - $2,999,999.99                                  0.75%
--------------------------                                  -----
$3 million up to $4,999,999.99                              0.50%
------------------------------                              -----
Over $5 million                                             0.25%


     excluding Equity Index Fund, Mid Cap Stock Fund and Small Cap Stock Fund which pay no commission on NAV trades

     The following reductions and eliminations of sales charges apply only to Class A Shares.

     The sales charge at purchase may be reduced by:

          o purchasing Shares in greater quantities to reduce the applicable sales charge (purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined);

          o    combining concurrent purchases of Shares:

               -    by you, your spouse, and your children under age 21; or

               - of the same share class of two or more MTB Funds (other than money market funds);

          o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

          o signing a Letter of Intent (LOI) committing to purchase a certain dollar amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the LOI, the custodian will release the Shares in escrow to your account. If you do not fulfill the LOI, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

     The sales charge may be eliminated when you purchase Shares: by exchanging Shares from the same share class of another MTB Fund (other than a money market fund);

          o through wrap accounts or other investment programs where you pay the investment professional directly for services;

          o through investment professionals that receive no portion of the sales charge;

          o as a current or retired/former Trustee, Director or employee of the Fund, the Advisor, the Distributor, the Sub-advisor and their affiliates, M&T Bank Corporation and their subsidiaries and the immediate family members of these individuals. (Immediate family member is defined as any parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships of these people) because there are nominal sales efforts associated with their purchases;

          o as an employee of a dealer which has a selling group agreement with the Distributor and consents to such purchases;

          o    as clients of the M&T Capital  Advisers  and Trust  Groups of M&T
               Bank;

          o    as an investor referred by any sub-advisor to the Funds.

          o If your investment qualifies for a reduction or elimination of the sales charge, you or your financial intermediary must notify the Fund's Distributor, Edgewood Services Inc., or MTB Funds Shareholder Services at time of purchase. If the Distributor or MTB Funds Shareholder Services is not notified at the time of purchase, you may receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

   Sales Charge When You Redeem Class B Shares or Class C Shares

     Class B Shares and Class C Shares are not subject to front-end sales charges. Class B Shares purchase orders for $100,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your returns and minimize sales charges and marketing fees. Class B Shares and Class C Shares are subject to CDSCs.

Your redemption proceeds with respect to Class B Shares may be reduced by a sales charge, commonly referred to as a CDSC if you redeem them within the following times from the purchase date:

     SHARES HELD UP TO:           CLASS B SHARES--CDSC
     ------------------           --------------------
           1 year                        5.00%
           ------                        -----
           2 years                       4.00%
           -------                       -----
           3 years                       3.00%
           -------                       -----
           4 years                       3.00%
           -------                       -----
           5 years                       2.00%
           -------                       -----
           6 years                       1.00%
           -------                       -----
       7 years or more                   0.00%

Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

Class B Shares acquired in exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

You will be charged a 1.00% CDSC (except as noted below) when redeeming Class C Shares within one year of purchase.



   You will not be charged a CDSC when redeeming Shares:

          o    purchased with reinvested dividends or capital gains;

          o    you reinvested within 90 days of a previous redemption;

          o if you exchange Class B Shares into the Class B Shares of another MTB Fund where the Shares were held for the applicable CDSC holding period;

          o purchased through financial intermediaries who did not receive advanced sales commission payments;

          o if, after you purchase Shares, you become disabled, as defined by the IRS;

          o    if the  redemption  qualified  under  the  Systematic  Withdrawal
               Program;

          o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

          o    if your redemption is a required retirement plan distribution;

          o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70(1)/2;

          o    upon the death of the last surviving shareholder of the account.

     If your redemption qualifies, you or your financial intermediary should notify the Distributor or the Funds at the time of redemption to eliminate the CDSC. If the Distributor or the Funds are not notified, the CDSC will apply.

     To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

          o    Shares that are not subject to a CDSC; and

          o Shares held the longest (to determine the number of years your Class B Shares have been held, include the time you held Class B shares of other MTB Funds that have been exchanged for Shares of this Fund).

     The CDSC is then calculated using the share price at time of purchase or redemption, whichever is lower.

     Keep in mind that financial intermediaries may charge you additional fees for their services in connection with your Share transactions.

   How to Purchase, Redeem, and Exchange Shares

     When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or MTB Funds, subject to daily cutoff times. Your order will be processed at the next calculated NAV, plus any sales charges or less any CDSC as applicable, after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays:
     New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans' Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason.

   Through Your Financial Intermediary

     Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With MTB Funds

By Phone
MTB Funds   800-836-2211

   The Funds reserve the right to modify or terminate the phone redemption and exchange privileges at any time.

   Shareholders will be notified prior to any modification or termination. Your phone instructions may be electronically recorded for your protection.

     Shareholders who purchase shares by phone or accept the phone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the phone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the phone, you will generally bear the risk of any loss.

By Mail

   MTB Group of Funds 2875 Union Road Suite 30-33 Cheektowaga, NY 14227

By Federal Reserve System Wire
   Send your wire to:
   State Street Bank and Trust Company Boston, MA
   Dollar Amount of Wire ABA Number: 011000028 Attn: (MTB Fund Name)
   Wire Order Number, Dealer Number or Group Number Nominee/Institution Name Further Credit To: (Account name and number)

Purchasing Shares

     To purchase Shares of a Fund for the first time, complete and sign a new account application, selecting one of the Payment Methods below. Mail your application to MTB Funds to establish your new account.

               Minimum Initial Investment Amount:                      $
               ----------------------------------                      -
              Minimum Subsequent Investment Amount:                 $ 25
              -------------------------------------                 ----
                         Minimum Balance                           $ 250


     The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An investor's minimum investment will be calculated by combining all accounts it maintains with the Funds provided the investor identifies its other Fund accounts at the time of investment. Employees of M&T Bank and its affiliates are exempt from the minimums stated above.

Accounts With Low Balances

     Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Payment Methods

     Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (ACH). Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you automatically will receive Class A Shares. Each payment must be accompanied by your name, the Fund's name and Share class, and your account number (if established).

By Check

     Make your check payable to (Name of the Fund and Class of Shares) and mail it to MTB Funds along with your application. Current shareholders can purchase additional Shares by sending a check to MTB Funds accompanied by purchase instructions.

     Purchase orders by mail for non-Money Market Funds are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.


   The Funds do not accept cash, money orders, credit cards, travelers checks, counter checks, or third party checks (for example, checks made payable to a third party and endorsed over to MTB Funds or checks made payable to the MTB Funds by a party other than the shareholder of record).



By Federal Reserve System Wire

     Once your account is established, ask your bank to wire money to the Fund's custodian bank, accompanied by purchase instructions. For additional purchases, wire your money with instructions. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

                                 Your Purchase                       Your Purchase
                                   Request in                         Request in
                                 Proper Order/                       Proper Order
                                                                          and
                                 Federal Funds                       Federal Funds
                                Received Before:                    Received After:
FUND TYPE                        (Eastern time)     Results in:     (Eastern time)      Results in:
---------                        --------------     -----------     --------------      -----------
Bond, Balanced and                 NYSE Close    Receive that day's   NYSE Close       Receive next
Stock Funds                                         closing NAV                       calculated NAV

By ACH

     Once your account is established, transfer money via ACH from your checking or NOW deposit account to your Fund account. Since ACH transfers overnight, you will not begin earning dividends until the next business day.

Systematic Investment Program

     Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. To sign up for this program, please call MTB Funds for an application.

     Employees of M&T Bank and its affiliates are not subject to a minimum investment amount.

Redeeming Shares

     To redeem shares you must provide us with your name, the Fund's name and Share class, your account number, the number of shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

By Phone

     Call MTB Funds. You are automatically eligible to make phone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the phone redemption option on your initial application. If you do not do this and later wish to take advantage of the phone redemption privilege, call MTB Funds for authorization forms.

By Mail
   Send your written request to MTB Funds.

Payment Options

     You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account.

By Check

     Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

By Federal Reserve System Wire

     Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

                              Your Redemption                           Your
                                                                      Redemption
                                 Request in                           Request in
                                Proper Order                         Proper Order
                                FUND Received                          Received
                                   Before:                              After:

  TYPE/NAME                    (Eastern time)       Results in:     (Eastern time)  Results in:
  Bond, Balanced and             NYSE Close     Receive that day's    NYSE Close   Receive next
Stock Funds                                         closing NAV                     calculated
                                                                                        NAV
                                                   Next day wire                    Second day
                                                                                       wire

By ACH

     You may have redemption proceeds sent directly to your checking or NOW deposit account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day's closing NAV and any dividends earned that day. Since ACH transfers are processed overnight, you will not receive redemption proceeds until the second business day.

Systematic Withdrawal Program

     You may automatically redeem Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance). This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A or Class C Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call MTB Funds. Generally, Class B Shares and Class C Shares systematically withdrawn will be subject to CDSC. However, a CDSC will not be charged on systematic redemptions of Class B Shares or Class C Shares if:

          o Shares redeemed are 12% or less of the account value in a single year. In measuring the redemption percentage, your account is valued when you establish the sytematic redemption program and then annually at calendar year-end; and

          o    the account is at least one year old; and

          o    all dividends and capital gains distributions are reinvested.

   Additional Conditions

   Signature Guarantees

     You must have a signature guarantee (STAMP 2000 Medallion Guarantee) on written redemption requests:

          o    when you are requesting a redemption of $50,000 or more;

          o when you want a redemption to be sent to an address other than the one you have on record with the Fund; or

          o when you want the redemption payable to someone other than the shareholder of record.

     Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

   Limitations on Redemption Proceeds

     Redemption proceeds are normally transmitted within one business day (or sooner, as described under "Payment Options") after receiving a request in proper form. However, payment may be delayed up to seven days:

          o    to allow your purchase payment to clear;

          o    during periods of market volatility; or

          o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

   Redemption In Kind

     Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

   Redemption From Retirement Accounts

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

   Exchanging Shares

     You may exchange Shares of a Fund for the same Share class of another MTB Fund. All exchange requests must include your name and account number, the Fund's name and Share class, the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

   In order to exchange Shares you must submit your request in proper form and:

          o meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

          o establish an account in the Fund you want to acquire if you do not have an account in that Fund;

          o    ensure that the account registrations are identical;

          o receive a prospectus for the Fund into which you wish to exchange; and

          o only exchange into a Fund that may be legally sold in your state of residence.

     An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

Class A Share Exchanges

Exchanges at NAV

     If you exchange between Funds with different sales charges, the exchange will be made at NAV. However, you would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Bond, Balanced, or Stock Funds.

     If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains), you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

Exchanges Subject to a Sales Charge

     If you purchased into a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Class A Shares of the Money Market Funds can be reinvested into Class A Shares of any other MTB Fund at NAV at time of payment.

Class B Share Exchanges

     You may exchange Class B Shares from one Fund to Class B Shares of another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

By Phone

   To request an exchange, and for additional information about the exchange privilege, call MTB Funds. Below is a chart that shows the cutoff time for processing Fund exchanges and what it means to you.



                            Your Exchange                              Your Exchange
                             Request in                                 Request in
                            Proper Order                               Proper Order
                          Received Before:                            Received After:
  FUND TYPE                (Eastern time)         Results in:         (Eastern time)       Results in:
  All Funds                  NYSE Close            Same day             NYSE Close      Next day exchange
                                                   exchange

     You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

     You will automatically be eligible for phone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the phone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call MTB Funds for authorization forms.

By Mail
   Send your written request to MTB Funds.

Systematic Exchange Program

     You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations as described above. For more information and an application form for this Program, call MTB Funds.




FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in the Fund's NAV.

The Funds' Board has approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds' Shares. The Funds' fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "How are Shares Priced?" The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades into and out of the Funds within a period of 30 days or less,
where both the purchase and sale are at least $100,000.    The Funds may also
monitor trades into and out of the Funds over periods longer than 30 days. Whether or not the specific monitoring limits are exceeded, the Funds' management or Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. The Funds' management and Adviser may also take action to suspend further trading by a financial intermediary if it is deemed to be engaged in excessive trading and/or does not cooperate satisfactorily with requests for details about trading activity. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund's portfolio and its performance. Also, it is possible that frequent trading may occur in the Funds without being identified because certain investors may seek to hide their identity or trading activity, or there may be operational or technical limitations that limit the Funds' ability to monitor and restrict frequent trading.

The Funds' objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through financial intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases. For example, while the Funds will seek the cooperation of financial intermediaries to enforce the Funds' policies on frequent trading, certain intermediaries may be unwilling or unable to implement such policies. Therefore, the Funds may be unable to uniformly monitor and restrict trading activity through such intermediaries. Also, because certain of the Funds are sold to participant-directed employee benefit plans, and there may be regulatory constraints on the plans' ability to limit trading by the individual participants, the Funds may not be able to effectively monitor or restricting trading by these participants.

The Adviser will provide to the Funds' Board a quarterly report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Account And Share Information

Corporate Resolutions

     Corporations and certain other organizations may be required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations And Account Statements

     You will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). Shareholders also will receive quarterly statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Retirement Investments

     Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund and New York Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact MTB Funds and consult a tax advisor.

Distribution of Fund Shares

     Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc. The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through a financial intermediary that has an agreement with the Distributor. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund shares.

     The Distributor may, from time to time in its sole discretion, insititute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other sources available to it, including amounts made available by the Distributor's affiliate (Federated Services Company), and the Advisor and its affiliates out of their reasonable profits and other resources. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Rule 12b-1 Plans

     The Funds have adopted a Rule 12b-1 Plan on behalf of Class A Shares, Class B Shares and Class C Shares, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Funds, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. In the case of Class B Shares and Class C Shares, the Plan may also be used to compensate the Distributor, the Advisor, a sub-advisor, their affiliates or financial intermediaries for commissions advanced on the sale of those Shares. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees they pay from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Shareholder Services

     The Funds have adopted a Shareholder Services Plan on behalf of Class A Shares, Class B Shares, and Class C Shares, which is administered by Federated Services Company to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates). M&T Securities, Inc. (M&T Securities) and other financial intermediaries are entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

Additional Payments to Financial Intermediaries

     The Distributor and its affiliates (including Federated Services Company) may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (which may include the Advisor and its affiliates) to support the sale of Shares or provide services to Fund shareholders. The Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (including the Distributor and Federated Services Company) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Fund.

     These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.



Dividends and Capital Gains

                                                       DIVIDENDS DECLARED/
FUND                                                     DIVIDENDS PAID
International Equity Fund, Small Cap Growth Fund
Multi Cap Growth Fund                                   Annually/Annually
Small Cap Stock Fund, Mid Cap Growth Fund,
Mid Cap Stock Fund, Large Cap Growth Fund,
Large Cap Stock Fund, Equity Index Fund,
Large Cap Value Fund, Social Balanced Fund,
Balanced Fund, Managed Allocation Funds                Quarterly/Quarterly
Equity Income Fund                                       Monthly/Monthly
Intermediate-Term Bond Fund, Income Fund,
-----------------------------------------
Short-Term Corporate Bond Fund, Maryland
Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,
U.S. Government Bond Fund, Short Duration
Government Bond Fund
                                                          Daily/Monthly

     Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

     In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares.

     Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

Tax Information

     The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

The Funds' distributions are expected to be as follows:

                                                 DISTRIBUTIONS ARE EXPECTED
FUND                                                  TO BE PRIMARILY:
----                                                  ----------------
International Equity Fund, Small Cap Growth
Fund, Small Cap Stock Fund, Mid Cap Growth
Fund, Mid Cap Stock Fund, Multi Cap Growth
Fund, Large Cap Growth Fund, Large Cap
Stock Fund, Equity Index Fund, Managed
Allocation Fund-Aggressive Growth, Managed
Allocation Fund-Moderate Growth                        Capital Gains
-------------------------------                        -------------
Large Cap Value Fund, Equity Income Fund,
Balanced Fund, Managed Allocation Fund-
Conservative Growth                             Dividends and Capital Gains
-------------------                             ---------------------------
Intermediate-Term Bond Fund, Income Fund,
Short-Term Corporate Bond Fund, Maryland
Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,
U.S. Government Bond Fund, Short Duration
Government Bond Fund
                                                         Dividends

     It is anticipated that distributions for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Maryland Municipal Bond Fund, will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Funds' dividends will be exempt from New York, Pennsylvania or Maryland state personal income tax to the extent that they are derived from interest on obligations exempt from New York, Pennsylvania or Maryland personal income taxes, respectively.

     Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax advisor regarding your federal, state, and local tax liability.



Portfolio Holdings Information

     Information concerning each Fund's portfolio holdings is available in the "Funds & Performance" section of the MTB Group of Funds website at www.mtbfunds.com. A complete listing of each Fund's portfolio holdings as of the end of each month is posted on the website approximately 60 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the "Funds & Performance" page: click on "Fund Holdings," choose from the menu of "Equity Fund Holdings," "Fixed Income Holdings," or "Money Market Fund Holdings," and select the name of the Fund from the appropriate menu.

     Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:

o For Stock Funds, Bond Funds and Balanced Fund, identification of the Fund's top ten holdings;

o For Stock Funds, Bond Funds, Balanced Fund, and Money Market Funds, percentage breakdowns of the portfolio holdings by sector, credit quality,and/or country, as applicable:

o For each Managed Allocation Fund, percentage breakdowns of the portfolio by underlying MTB Fund investment.

     You may access this from the "Funds & Performance" page: click on "Class A, B and C Funds Quarterly Fact Sheets" or "Institutional Funds Quarterly Fact Sheets," and select the appropriate link opposite the name of the Fund. You may also access a complete set of these monthly/quarterly fact sheets by clicking on "Prospectus and Fund Guide" and selecting "Retail Fund Guide."

     In addition, each Fund's annual and semiannual reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. You may access this from the "Funds & Performance" page: click on "Prospectus & Fund Guide" and select the desired report from the following options: "Semi-Annual Report Money Market Funds," "Semi-Annual Report Fluctuating Funds" or "Annual Report." Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's first and third fiscal quarters, and this report may be accessed in the same manner by selecting the option [ ]. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. Each of these fiscal quarter reports containing complete listings of the Fund's portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov.


Who Manages The Funds?

The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. ("MTBIA"), a subsidiary of M&T Bank. The Advisor manages each Fund's assets, including buying and selling portfolio securities. The Advisor's address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.

On August 22, 2003 the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Regorganization advisor to the Trust, were transferred to Allied Investment Advisors, Inc. (which was renamed MTB Investment Advisors, Inc.) and effective on that date MTB Investment Advisors, Inc. became the investment advisor to the Trust.

M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of June 30, 2005, M&T Bank Corporation had over $__ billion in assets under management. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of March 31, 2005, it managed approximately $__ billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Advisor receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund's average daily net assets as follows:

                     FUND                            ADVISORY FEE
           International Equity Fund                     1.00%
           -------------------------                     -----
             Small Cap Growth Fund                       0.85%
             ---------------------                       -----
             Small Cap Stock Fund                        0.85%
             --------------------                        -----
              Mid Cap Growth Fund                        0.85%
              Mid Cap Stock Fund                         0.85%
             Multi Cap Growth Fund                       0.70%
             ---------------------                       -----
             Large Cap Growth Fund                       0.85%
             ---------------------                       -----
             Large Cap Stock Fund                        0.85%
             --------------------                        -----
               Equity Index Fund                         0.20%
             Large Cap Value Fund                        0.70%
              Equity Income Fund                         0.70%
                 Balanced Fund                           0.65%
           Managed Allocation Funds                      0.25%
          Intermediate-Term Bond Fund                    0.70%
                  Income Fund                            0.60%
        Short-Term Corporate Bond Fund                   0.70%
         Maryland Municipal Bond Fund                    0.70%
       Pennsylvania Municipal Bond Fund                  0.70%
         New York Municipal Bond Fund                    0.70%
           U.S. Government Bond Fund                     0.70%
      Short Duration Government Bond Fund                0.60%

     The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

     In addition to the investment management services provided by MTBIA, MTBIA's affiliate M&T Securities, Inc. also provides administrative services to the Funds and is entitled to receive a maximum fee of .04% of the Funds' average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of the Funds' average daily net assets for shareholder services under the Shareholder Services Plan described in "Shareholder Services" and up to 0.25% of average daily net assets of the Funds' Class A Shares or 0.75% of average daily net assets of the Funds' Class B Shares and Class C Shares for distribution services provided to the Funds under the Rule 12b-1 Plan described in "Rule 12b-1 Plan."

Sub-Advisors

     The Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval. The foregoing applies to all Funds except the three Managed Allocation Funds. The Advisor has entered into Sub-Advisory agreements with the following sub-advisors to manage the Funds indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment objective and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon a percentage of their respective Fund's average daily net assets, which is paid by the Advisor and not by the Fund.

     UBS Global Asset Management (Americas) Inc. (UBS), sub-advises International Equity Fund. An investment management team at UBS is responsible for the day-to-day management of International Equity Fund. UBS is a wholly-owned subsidiary of UBS AG. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry. As of March 31, 2005, UBS Global Asset Management Division had approximately $__ billion in assets under management worldwide. UBS manages International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

     LSV Asset Management (LSV) sub-advises the value equity portions of Small Cap Stock Fund and Mid Cap Stock Fund. LSV is an active quantitative value equity money manager. As of December 31, 2004, LSV oversaw approximately $__ billion of client assets in equity portfolios for a variety of institutional investors including retirement plans, endowments, foundations, corporations and mutual fund sponsors. LSV's team of portfolio managers, who are supported by a team of quantitative analysts, manages the value equity portions of Small Cap Stock Fund and Mid Cap Stock Fund. The role of the portfolio management team includes making buy, sell and hold decisions, quantitative modeling, research, portfolio risk management and programming. The team conducts ongoing research relating to management of the value equity portions of the Funds.

LSV Asset Management Mid Cap Value Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by LSV Asset Management ("LSV"), which serves as the subadviser to the value style portion of the MTB Mid Cap Value Fund. The LSV Mid Cap Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV's mid cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Value Fund. LSV has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Mid Cap Value Fund in their analysis of the historical experience of LSV in managing all mid cap value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB Mid Cap Value Fund for the fiscal year ended April 30, 2005 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the LSV Mid CapValue composite is not that of any of the MTB Funds, including MTB Mid Cap Value Fund, and is not necessarily indicative of any Fund's future results. MTB Mid Cap Value Fund commenced operations on July 1, 1994, and LSV commenced managing the value style portion of the MTB Mid Cap Value Fund on ______. The actual performance of the value style portion of the MTB Mid Cap Value Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB Mid Cap Value Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB Mid Cap Value Fund's actual performance for the period December 8, 2004 through December 31, 2004 reflects both the performance of the value style portion of the Fund, as well as the performance of the growth style portion of the Fund (which is managed by MTBIA); and (ii) the Fund's actual performance for the period prior to December 8, 2004 was managed in a single unitary investment style by a single adviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.


                   LSV MID CAP VALUE COMPOSITE PERFORMANCE

                                Average Annual Total Return for the Periods Ended December 31, 2004:
                               ------------------------------------------------------------------------
                               ------------------------------------------------------------------------
                                                                                      Since Inception
Mid Cap Value Composite*             1 Year            3 Years          5 Years           [DATE]
-----------------------              ------            -------          -------           ------
Composite net of all Class A         15.72%            17.07%            17.27%         10.73%
Shares operating expenses and
maximum sales load

Composite net of all Class B         16.85%            15.75%            16.48%         11.03%
Shares operating expenses and
maximum sales load

Composite gross of all
operating expenses and sales
loads

[NAME OF INDEX]


                                              Calendar Year Total Return for the Years Ended December 31:
                               -------------------------------------------------------------------------------------------
                               -------------------------------------------------------------------------------------------
                                  1997        1998        1999        2000       2001       2002      2003       2004
                                  ----        ----        ----        ----       ----       ----      ----       ----
Composite net of all Class A      4.09%      (5.82)%    (13.30)%     15.60%      6.81%    (11.23)%   31.79%     15.72%
Shares operating expenses
                                   NA        (5.83)%    (13.72)%     16.73%      7.47%    (11.53)%   33.78%     16.85%
Composite net of all Class B
Shares operating expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


Because the adviser voluntarily agreed to limit the MTB Mid Cap Value Fund Class A Shares and Class B Shares total operating expenses to __% and __%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

                                Average Annual Total Return for the Periods Ended December
                                                         31, 2004:
                               --------------------------------------------------------------
                               --------------------------------------------------------------
                                                                           Since Inception
Mid Cap Value Composite*           1 Year         3 Years       5 Years         [DATE]
-----------------------            ------         -------       -------         ------
Composite net of all Class A       16.21%          17.56%       16.45%        11.20%
Shares operating expenses and
maximum sales load

Composite net of all Class B       16.96%          15.85%       16.58%        11.13%
Shares operating expenses and
maximum sales load

Composite gross of all
operating expenses

[NAME OF INDEX]


                                        Calendar Year Total Return for the Years Ended December 31:
                               -------------------------------------------------------------------------------
                               -------------------------------------------------------------------------------
                                  1997       1998       1999      2000      2001     2002     2003     2004
                                  ----       ----       ----      ----      ----     ----     ----     ----
Composite net of all Class A      4.24%     (5.41)%   (12.93)%   16.09%    7.27%   (10.84)%  32.34%   16.21%
Shares operating expenses
                                   NA       (5.74)%   (13.64)%   16.84%    7.57%   (11.45)%  33.91%   16.96%
Composite net of all Class B
Shares expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


*This is not the performance of MTB Mid Cap Value Fund. The Mid Cap Value composite includes all fee paying discretionary accounts managed by LSV in LSV's mid cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Value Fund. As of December 31, 2004, the Mid Cap Value composite was composed of ___ accounts totaling approximately $__ million.

LSV Asset Management Small Cap Value Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by LSV Asset Management ("LSV"), which serves as the subadviser to the value style portion of the MTB Small Cap Stock Fund. The LSV Small Cap Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV's small cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund. LSV has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Small Cap Stock Fund in their analysis of the historical experience of LSV in managing all small cap value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB Small Cap Stock Fund for the fiscal year ended April 30, 2005 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the LSV Small Cap Value composite is not that of any of the MTB Funds, including MTB Small Cap Stock Fund, and is not necessarily indicative of any Fund's future results. MTB Small Cap Stock Fund commenced operations on July 1, 1994, and LSV commenced managing the value style portion of the MTB Small Cap Stock Fund on ______. The actual performance of the value style portion of the MTB Small Cap Stock Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB Small Cap Stock Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB Small Cap Stock Fund's actual performance for the period ______ through December 31, 2004 reflects both the performance of the value style portion of the Fund, as well as the performance of the growth style portion of the Fund (which is managed by another subadviser); and (ii) the Fund's actual performance for the period prior to ______ was managed in a single unitary investment style by a single adviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

                  LSV SMALL CAP VALUE COMPOSITE PERFORMANCE

                               Average Annual Total Return for the Periods Ended December 31, 2004:
                               ---------------------------------------------------------------------
                               ---------------------------------------------------------------------
                                                                                   Since Inception
Small Cap Value Composite*         1 Year          3 Years           5 Years           [DATE]
-------------------------          ------          -------           -------           ------
Composite net of all Class A       13.71%           17.59%           20.52%          14.89%
Shares operating expenses and
maximum sales load

Composite net of all Class B       14.74%           18.53%           19.92%          15.14%
Shares operating expenses and
maximum sales load

Composite gross of all
operating expenses and sales
loads

[NAME OF INDEX]


                                          Calendar Year Total Return for the Years Ended December 31:
                               ----------------------------------------------------------------------------------
                               ----------------------------------------------------------------------------------
                                  1997        1998       1999       2000      2001     2002     2003      2004
                                  ----        ----       ----       ----      ----     ----     ----      ----
Composite net of all Class A     28.49%      (6.98)%   (11.81)%    18.15%    11.68%  (7.61)%   38.21%    13.71%
Shares operating expenses
                                   NA        (7.05)%   (12.14)%    19.41%    12.60%  (7.73)%   40.55%    14.74%
Composite net of all Class B
Shares operating expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


Because the adviser voluntarily agreed to limit the MTB Small Cap Stock Fund Class A Shares and Class B Shares total operating expenses to __% and __$ respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:


                                Average Annual Total Return for the Periods Ended December 31,
                                                            2004:
                               -----------------------------------------------------------------
                               -----------------------------------------------------------------
                                                                              Since Inception
Small Cap Value Composite*         1 Year         3 Years        5 Years           [DATE]
-------------------------          ------         -------        -------           ------
Composite net of all Class A       13.99%          17.88%         19.45%         15.17%
Shares operating expenses and
maximum sales load

Composite net of all Class B       14.76%          18.55%         19.75%         15.16%
Shares operating expenses and
maximum sales load

Composite gross of all
operating expenses

[NAME OF INDEX]


                                         Calendar Year Total Return for the Years Ended December 31:
                               ---------------------------------------------------------------------------------
                               ---------------------------------------------------------------------------------
                                  1997       1998      1999      2000      2001      2002     2003      2004
                                  ----       ----      ----      ----      ----      ----     ----      ----
Composite net of all Class A     28.78%     (6.74)%  (11.58)%   18.44%    11.96%   (7.38)%   38.55%    13.99%
Shares operating expenses
                                   NA       (7.03)%  (12.12)%   19.44%    12.62%   (7.71)%   40.58%    14.76%
Composite net of all Class B
Shares expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


*This is not the performance of MTB Small Cap Stock Fund. The Small Cap Value composite includes all fee paying discretionary accounts managed by LSV in LSV's small cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund. As of December 31, 2004, the Small Cap Value composite was composed of ___ accounts totaling approximately $__ million.


Mazama Capital Management, Inc. (Mazama), sub-advises the growth equity portion of Small Cap Stock Fund. Mazama focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2004, Mazama oversaw approximately $__ billion of client assets in institutional accounts for corporations, public funds and mutual fund sponsors. Mazama's team of portfolio managers, who are supported by specialized fundamental research analysts, manages the growth equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of such portfolio securities, and maintains the Fund's records relating to such purchases and sales. Mazama Capital Management, Inc. Small Cap Growth Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by Mazama Capital Management, Inc. ("Mazama"), which serves as the subadviser to the growth style portion of the MTB Small Cap Stock Fund. The Mazama Small Cap Growth composite is composed of all fee paying accounts under discretionary management by Mazama in Mazama's small cap growth investment strategy that have investment objectives, policies and strategies substantially similar to those of the growth style portion of the MTB Small Cap Stock Fund. Mazama has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Small Cap Stock Fund in their analysis of the historical experience of Mazama in managing all small cap growth portfolios with investment objectives, policies and strategies substantially similar to those of the growth style portion of the MTB Small Cap Stock Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB Small Cap Stock Fund for the fiscal year ended April 30, 2005 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the Mazama Small Cap Growth composite is not that of any of the MTB Funds, including MTB Small Cap Stock Fund, and is not necessarily indicative of any Fund's future results. MTB Small Cap Stock Fund commenced operations on July 1, 1994, and Mazama commenced managing the growth style portion of the MTB Small Cap Stock Fund on ______. The actual performance of the growth style portion of the MTB Small Cap Stock Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB Small Cap Stock Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB Small Cap Stock Fund's actual performance for the period ______ through December 31, 2004 reflects both the performance of the growth style portion of the Fund, as well as the performance of the value style portion of the Fund (which is managed by another subadviser); and (ii) the Fund's actual performance for the period prior to ______ was managed in a single unitary investment style by a single adviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

                MAZAMA SMALL CAP GROWTH COMPOSITE PERFORMANCE

                                 Average Annual Total Return for the Periods Ended December
                                                         31, 2004:
                               ---------------------------------------------------------------
                               ---------------------------------------------------------------
                                                                             Since Inception
Small Cap Growth Composite*        1 Year       3 Years        5 Years           [DATE]
--------------------------         ------       -------        -------           ------
Composite net of all Class A      (5.34)%        0.48%          0.17%          11.86%
Shares operating expenses and
maximum sales load

Composite net of all Class B      (5.33)%        0.91%          0.41%          11.85%
Shares operating expenses and
maximum sales load

Composite gross of all
operating expenses and sales
loads

[NAME OF INDEX]


                                        Calendar Year Total Return for the Years Ended December 31:
                               ------------------------------------------------------------------------------
                               ------------------------------------------------------------------------------
                                 1997       1998      1999      2000     2001     2002     2003      2004
                                 ----       ----      ----      ----     ----     ----     ----      ----
Composite net of all Class A    26.19%     0.93%     43.47%   (11.33)%  0.12%   (42.02)%  65.09%   (5.34)%
Shares operating expenses
                                27.89%     1.27%     46.08%   (11.65)%  0.42%   (43.97)%  68.87%   (5.33)%
Composite net of all Class B
Shares operating expenses

Composite gross of all
operating expenses

[NAME OF INDEX]

Because the adviser voluntarily agreed to limit the MTB Small Cap Stock Fund Class A Shares and Class B Shares total operating expenses to __% and __%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

                                 Average Annual Total Return for the Periods Ended December
                                                         31, 2004:
                               ---------------------------------------------------------------
                               ---------------------------------------------------------------
                                                                             Since Inception
Small Cap Stock Composite*         1 Year        3 Years        5 Years          [DATE]
-------------------------          ------        -------        -------          ------
Composite net of all Class A      (5.11)%         0.73%          0.42%          12.14%
Shares operating expenses and
maximum sales load

Composite net of all Class B      (5.31)%         0.93%          0.43%          11.87%
Shares operating expenses and
maximum sales load

Composite gross of all
operating expenses and sales
load

[NAME OF INDEX]


                                           Calendar Year Total Return for the Years Ended December 31:
                               ------------------------------------------------------------------------------------
                               ------------------------------------------------------------------------------------
                                   1997        1998       1999       2000       2001      2002      2003    2004
                                   ----        ----       ----       ----       ----      ----      ----    ----
Composite net of all Class A      26.50%      1.18%      43.81%    (11.11)%    0.37%    (41.87)%   65.49%  (5.11)%
Shares operating expenses
                                  27.91%      1.29%      46.11%    (11.63)%    0.44%    (43.96)%   68.90%  (5.31)%
Composite net of all Class B
Shares expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


*This is not the performance of MTB Small Cap Stock Fund. The Small Cap Growth composite includes all fee paying discretionary accounts managed by Mazama in Mazama's small cap growth investment strategy which have investment objectives, policies and strategies substantially similar to those of the growth style portion of the MTB Small Cap Stock Fund. As of December 31, 2004, the Small Cap Growth composite was composed of ___ accounts totaling approximately $__ million.

NWQ Investment Management Company LLC (NWQ) sub-advises Large Cap Value Fund. NWQ is a registered investment advisor that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is an independently-managed subsidiary of Nuveen Investments, Inc., except for less-than-3% equity interest held by certain members of NWQ's management and investment team. Nuveen Investments, Inc. is majority-owned by St. Paul Travelers Companies, a publicly held company. NWQ's principal business address is 2049 Century Park East, Los Angeles, California 90067. As of December 31,2 004, NWQ managed approximately $30.9 billion in assets. NWQ has had past experience managing mutual funds. NWQ manages Large Cap Value Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales. St. Paul Travelers Companies has publicly announced plans to sell its entire interest (approximately 78%) in Nuveen Investments, Inc., whereupon Nuveen would become a fully independent, publicly-held company. Such sale (which is subject to market conditions and certain other factors) is scheduled to be concluded during the third quarter of 2005 and would not affect NWQ's current status as a greater-than-97% subsidiary of Nuveen.

NWQ Investment Management Company Large Cap Value Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by NWQ Investment Management Company ("NWQ"), which serves as the subadviser to the MTB Large Cap Value Fund. The NWQ Large Cap Value composite is composed of all fee paying accounts under discretionary management by NWQ in NWQ's large cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. NWQ has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Large Cap Value Fund in their analysis of the historical experience of NWQ in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB Large Cap Value Fund for the fiscal year ended April 30, 2005 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the NWQ Large Cap Value composite is not that of any of the MTB Funds, including MTB Large Cap Value Fund, and is not necessarily indicative of any Fund's future results. MTB Large Cap Value Fund commenced operations on September 26, 1997, and NWQ commenced managing the MTB Large Cap Value Fund on December 8, 2004. The actual performance of the MTB Large Cap Value Fund (which is presented in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

                  NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE

                               Average Annual Total Return for the Periods Ended December
                                                        31, 2004:
                               ------------------------------------------------------------
                               ------------------------------------------------------------
                                                                          Since Inception
Large Cap Value Composite*         1 Year       3 Years       5 Years         [DATE]
-------------------------          ------       -------       -------         ------
Composite net of all Class A       12.34%        8.39%         6.77%        16.66%
Shares operating expenses and
maximum sales load

Composite net of all Class B       13.29%        9.07%         7.15%        16.53%
Shares operating expenses and
maximum sales load

Composite gross of all
operating expenses and sales
loads

[NAME OF INDEX]


                                           Calendar Year Total Return for the Years Ended December 31:
                               ------------------------------------------------------------------------------------
                               ------------------------------------------------------------------------------------
                                   1997        1998        1999      2000     2001      2002      2003      2004
                                   ----        ----        ----      ----     ----      ----      ----      ----
Composite net of all Class A      26.06%       1.44%      9.03%     3.19%    (5.70)%  (19.61)%   25.91%    12.34%
Shares operating expenses
                                  27.74%       1.81%      9.80%     3.66%    (5.71)%  (20.36)%   27.59%    13.29%
Composite net of all Class B
Shares operating expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


Because the adviser voluntarily agreed to limit the MTB Large Cap Value Fund Class A Shares and Class B Shares total operating expenses to __% and __%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:


                               Average Annual Total Return for the Periods Ended December
                                                        31, 2004:
                               ------------------------------------------------------------
                               ------------------------------------------------------------
                                                                          Since Inception
Large Cap Value Composite*         1 Year        3 Years      5 Years         [DATE]
-------------------------          ------        -------      -------         ------
Composite net of all Class A       12.73%         8.77%        7.14%         17.07%
Shares operating expenses and
maximum sales load

Composite net of all Class B       13.35%         9.13%        7.20%         16.58%
Shares operating expenses and
maximum sales load

Composite gross of all
operating expenses

[NAME OF INDEX]


                                     Calendar Year Total Return for the Years Ended December 31:
                               -------------------------------------------------------------------------
                               -------------------------------------------------------------------------
                                 1997      1998     1999     2000     2001     2002     2003     2004
                                 ----      ----     ----     ----     ----     ----     ----     ----
Composite net of all Class A    26.49%    1.79%    9.40%    3.55%   (5.37)%  (19.32)%  26.35%   12.73%
Shares operating expenses
                                27.81%    1.86%    9.86%    3.71%   (5.66)%  (20.32)%  27.66%   13.35%
Composite net of all Class B
Shares expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


*This is not the performance of MTB Large Cap Value Fund. The Large Cap Value composite includes all fee paying discretionary accounts managed by NWQ in NWQ's large cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. As of December 31, 2004, the Large Cap Value composite was composed of ___ accounts totaling approximately $__ million.


DePrince, Race & Zollo, Inc. (DRZ) sub-advises Equity Income Fund. DRZ is a registered investment advisor formed in April 1995 and substantially owned by three principals, Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. DRZ's principal business address is 201 South Orange Avenue, Suite 850, Orlando, Florida 32801. As of _____, 2005, DRZ managed approximately $__ billion in assets. DRZ has had past experience managing mutual funds. DRZ manages Equity Income Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

DePrince, Race & Zollo, Inc., Large Cap Value Composite Performance
Information

The following table presents the past performance of a composite of certain accounts managed by DePrince, Race & Zollo, Inc. ("DRZ"), which serves as the subadviser to the MTB Equity Income Fund. The DRZ Large Cap Value composite is composed of all fee paying accounts under discretionary management by DRZ in DRZ's large cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund. DRZ has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Equity Income Fund in their analysis of the historical experience of DRZ in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB Equity Income Fund for the fiscal year ended April 30, 2005 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the DRZ Large Cap Value composite is not that of any of the MTB Funds, including MTB Equity Income Fund, and is not necessarily indicative of any Fund's future results. MTB Equity Income Fund commenced operations on November 18, 1996, and DRZ commenced managing the MTB Equity Income Fund on December 8, 2004. The actual performance of the MTB Equity Income Fund (which is presented in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

                  DRZ LARGE CAP VALUE COMPOSITE PERFORMANCE

                               Average Annual Total Return for the Periods Ended December
                                                        31, 2004:
                               ------------------------------------------------------------
                               ------------------------------------------------------------
                                                                          Since Inception
Large Cap Value Composite*         1 Year       3 Years       5 Years         [DATE]
-------------------------          ------       -------       -------         ------
Composite net of all Class A       6.77%         10.40%       11.41%        12.70%
Shares operating expenses and
maximum sales load

Composite net of all Class B       7.42%         9.02%        10.59%        12.80%
Shares operating expenses and
maximum sales load

Composite gross of all
operating expenses and sales
loads

[NAME OF INDEX]


                                         Calendar Year Total Return for the Years Ended December 31:
                               ---------------------------------------------------------------------------------
                               ---------------------------------------------------------------------------------
                                  1997       1998       1999      2000       2001      2002     2003     2004
                                  ----       ----       ----      ----       ----      ----     ----     ----
Composite net of all Class A     21.48%     (1.91)%   (4.74)%     7.27%     6.18%    (14.31)%  24.12%   6.77%
Shares operating expenses
                                 22.92%     (1.72)%   (4.70)%     7.95%     13.05%   (14.78)%  25.71%   7.42%
Composite net of all Class B
Shares operating expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


Because the adviser voluntarily agreed to limit the MTB Equity Income Fund Class A Shares and Class B Shares total operating expenses to __% and __$ respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:


                                 Average Annual Total Return for the Periods Ended December
                                                         31, 2004:
                               ---------------------------------------------------------------
                               ---------------------------------------------------------------
                                                                             Since Inception
Large Cap Value Composite*         1 Year        3 Years        5 Years          [DATE]
-------------------------          ------        -------        -------          ------
Composite net of all Class A       7.06%          10.71%         11.72%         13.02%
Shares operating expenses and
maximum sales load

Composite net of all Class B       7.49%          9.92%          10.92%         12.87%
Shares operating expenses and
maximum sales load

Composite gross of all
operating expenses

[NAME OF INDEX]


                                           Calendar Year Total Return for the Years Ended December 31:
                               ------------------------------------------------------------------------------------
                               ------------------------------------------------------------------------------------
                                   1997        1998      1999      2000      2001      2002       2003      2004
                                   ----        ----      ----      ----      ----      ----       ----      ----
Composite net of all Class A      21.81%     (1.64)%    (4.47)%   7.57%     6.48%    (14.06)%    24.46%    7.06%
Shares operating expenses
                                  22.99%     (1.66)%    (4.64)%   8.02%     6.87%    (14.72)%    25.78%    7.49%
Composite net of all Class B
Shares expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


*This is not the performance of MTB Equity Income Fund. The Large Cap Value composite includes all fee paying discretionary accounts managed by DRZ in DRZ's large cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund. As of December 31, 2004, the Large Cap Value composite was composed of ___ accounts totaling approximately $__ million.


Portfolio Managers

                FUND                                   MANAGER(S)
      International Equity Fund         UBS Global Asset Management (Americas),
                                            Inc. - global equity investment
                                                    management team
        Small Cap Growth Fund                         James Thorne
        Small Cap Stock Fund           LSV Asset Management team (value portion)
                                          Mazama Capital Management, Inc. team
                                                    (growth portion)
         Mid Cap Growth Fund                     Thomas R. Pierce, CFA
                                                      Mark Schultz
         Mid Cap Stock Fund            LSV Asset Management team (value portion)
                                         Thomas R. Pierce, CFA (growth portion)
                                             Mark Schultz (growth portion)
        Multi Cap Growth Fund                Byron J. Grimes II (large cap)
                                           Allen J. Ashcroft, Jr. (large cap)
                                                 Mark Schultz (mid cap)
                                            Thomas R. Pierce, CFA (mid cap)
                                                James Thorne (small cap)
        Large Cap Growth Fund                    Allen J. Ashcroft, Jr.
                                                   Byron J. Grimes II
        Large Cap Stock Fund                     Thomas R. Pierce, CFA
                                                      Mark Schultz
          Equity Index Fund                        Peter C. Hastings
                                                 Clarence W. Woods, Jr.
        Large Cap Value Fund                      Jon Bosse, CFA (NWQ)
                                             E.C. (Ted) Friedel, CFA (NWQ)
         Equity Income Fund                  Gregory M. DePrince, CFA (DRZ)
                                                  Jill S. Lynch (DRZ)
            Balanced Fund                        Allen J. Ashcroft, Jr.
                                                    James M. Hannan
      Managed Allocation Funds                   Thomas R. Pierce, CFA
                                                  Mark Stevenson, CFA
     Intermediate-Term Bond Fund                    Colleen M. Marsh
                                                  Wilmer C. Stith III
             Income Fund                            James M. Hannan
                                                  Wilmer C. Stith III
   Short-Term Corporate Bond Fund                 Wilmer C. Stith III
    Maryland Municipal Bond Fund                   Susan L. Schnaars
  Pennsylvania Municipal Bond Fund                  Colleen M. Marsh
                                                   Susan L. Schnaars
    New York Municipal Bond Fund                     Mark Tompkins
      U.S. Government Bond Fund                     James M. Hannan
                                                  Wilmer C. Stith III
 Short Duration Government Bond Fund                James M. Hannan
                                                  Robert J. Truesdell

Managed Allocation Funds - Mr. Stevenson and Mr. Pierce co-manage the Managed Allocation Funds. Under normal circumstances, Mr. Stevenson or Mr. Pierce initially recommends changes to the allocation among and the selection of
Underlying Funds. Whomever of the two co-managers doesn't initiate the allocation recommendation then contributes input and analysis and two portfolio managers jointly decide the investment approach to be implemented.

Large Cap Growth Fund - Mr. Grimes and Mr. Ashcroft jointly manage the Large Cap Growth Fund. They both agree on purchases and sales, and jointly decide on sector and capitalization weightings.

Large Cap Value Fund - Mr. Bosse has primary responsibility for driving the research process for the firm's large cap portfolio strategy, and in conjunction with the firm's investment professionals, developing a model portfolio for NWQ's clients. Mr. Friedel participates in that process and has primary responsibility for overseeing the strategy's implementation and investment for Large Cap Value Fund.

Small Cap Stock Fund - Ronald A. Sauer (Mazama) oversees the investment process and is the lead portfolio manager on both the Small Cap Growth and Small-Mid Cap Growth products.

International Equity Fund - Thomas Madsen (UBS) is the lead portfolio manager for the Fund. UBS' investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Madsen has access to certain members of the International Equity investment management team, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security seclection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Madsen, as lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Equity Income Fund - Mr. DePrince, with the help of his Co-Portfolio Manager Jill Lynch, oversees the portfolio management, research and trading functions as they relate to the firm's large-cap value discipline.


Allen J. Ashcroft, Jr. has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 21 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

Jon D. Bosse, CFA, has been a Co-Portfolio Manager of MTB Large Cap Value Fund since December 2004. He is a Portfolio Manager and the Chief Investment Officer for NWQ Investment Management Company LLC (NWQ). Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. In addition, he is a CFA Charterholder and is a member of the CFA Institute and the Los Angeles Society of Financial Analysts.

Gregory M. DePrince, CFA, has been a Co-Porftolio Manager of MTB Equity Income Fund since December 2004. He is a Co-Founder and Partner of DePrince, Race & Zollo, Inc. (DRZ). He is responsible for the value income investment process, which is the cornerstone of the firm. Mr. DePrince oversees the portfolio management, research and trading functions as they relate to the firm's large-cap value discipline. Prior to forming DRZ, Mr. DePrince was a Director and Partner at SunBank Capital Management. Prior to that, he was Director of special equity investments at ASB Capital Management in Washington, D.C., where he was Portfolio Manager for the equity income fund and special equity fund. Mr. DePrince is a CFA Charterholder and received his Bachelor of Fine Arts from Wittenberg University and Masters of Business Administration from George Washington University.

E.C. (Ted) Friedel, CFA, has been a Co-Portfolio Manager of MTB Large Cap Value Fund since December 2004. He is a Portfolio Manager and the Managing Director for NWQ. Prior to joining NWQ in 1983, Mr. Friedel spent eleven years with Beneficial Standard Investment Management Company where he managed several large institutional portfolios. He was a senior member of the firm's investment committee and was instrumental in the development of investment policy. Mr. Friedel graduated from the University of California at Berkeley, B.S., and received his M.B.A. from Stanford University. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.

Byron J. Grimes II has been the Managing Director of Equity Portfolio Management and a Senior Portfolio Manager of MTBIA since April 2004. Prior to joining MTBIA, Mr. Grimes served as the Chief Investment Officer of Citizens Investment Services Group, a division of Citizens Bank of Providence, Rhode Island. He has 31 years experience in investment research and portfolio management. Mr. Grimes holds a B.A. degree from Centre College in Danville, Kentucky. He is a CFA Charterholder.

James M. Hannan is responsible for several separately managed institutional portfolios in addtion to his portfolio management duties. Mr. Hannan has been Vice President and a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. He was a Vice President of Allfirst Bank from 1987 until its acquisition by M&T Bank in April 2003. He has more than 16 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.

Peter C. Hastings has been a Vice President and Portfolio Manager of MTBIA since 1997. He earned his B.A. from Dickinson College and is a CFA Charterholder. Mr. Hastings has more than 7 years of experience in the investment industry.

Jill S. Lynch has been a Co-Portfolio Manager of MTB Equity Income Fund since December 2004. Ms. Lynch is a partner of DRZ and is a senior research analyst for the firm's large-cap value discipline. Prior to joining DRZ in 1995, she was employed at SunBank Capital Management as a research analyst in the value area. Ms. Lynch received her Bachelor of Science in Finance from the University of Central Florida and a Masters of Business Administration from Rollins College in Winter Park, Florida.

Thomas Madsen is the Global Head of Equities at UBS Global Asset Management. Mr. Madsen has been a Managing Director of UBS Global Asset Management since February 2000.

Colleen M. Marsh has been a Vice President and Fixed Income Portfolio Manager of MTBIA since April 2003. In addition to her portfolio management duties, she serves on MTBIA's Fixed Income Committee, which is responsible for the analysis of interest rate movements, the economic outlook, portfolio strategy, and credit analysis. Ms. Marsh has also been Vice President of M&T Bank since October 2000. Prior to joining M&T Bank in October 2000, Ms. Marsh was Director of Fixed Income at Martindale Andres & Company (Martindale) in Philadelphia, a subsidiary of Keystone Financial, Inc. She was Vice President for Keystone Financial Bank, N.A. and managed funds and portfolios in its Trust Department from 1985 until Keystone was acquired by M&T Bank in October 2000. Ms. Marsh has a B.S. degree in Business Economics from Bloomsburg University.

Thomas R. Pierce is an Administrative Vice President and has been with M&T Bank since January 1995. He has been a Vice President and Portfolio Manager of MTBIA since April 2003. Prior to joining M&T, Mr. Pierce was employed by Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a CFA Charterholder. He has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.

Susan L. Schnaars is responsible for managing several large institutional accounts, in addition to her portfolio management duties. She has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. She was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank in April 2003. Ms. Schnaars is a CFA Charterholder and a Certified Public Accountant, and has more than 13 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel University.

Mark Schultz has been a Vice President and Portfolio Manager of MTBIA since April 2003 and a Vice President of M&T Bank since July 2001. In addition to his portfolio management duties, as an analyst, Mr. Schultz focuses on technology and diversified financial companies. Prior to joining M&T Bank, Mr. Schultz worked as a portfolio manager with Caldwell Securities Ltd. in Toronto, Canada from June 1996 to September 1999, and was engaged in the process of becoming a permanent U.S. resident from September 1999 through July 2001. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz is a CFA charterholder and received his doctorate in politics from the University of Oxford.

Mark Stevenson is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Martindale Andres & Company since 1990, where he managed retirement plan and personal trust assets for the clients of Martindale. He is a holder of the right to use the Chartered Financial Analyst designation (CFA Charterholder) and graduated with a Bachelor of Arts in Prelaw from Pennsylvania State University. He also graduated with a Master of Arts in International Economics and U.S. Foreign Policy from The American University, Washington, D.C.

Wilmer C. Stith III has been a Vice President and Portfolio Manager of MTBIA since 1996. In addition to his portfolio management duties, he manages separate account money market-style accounts, assists in the management of the money market portfolios, and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 11 years of experience in the investment industry. He is a CFA Charterholder. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.

James Thorne has been a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting in addition to his portfolio management duties. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994 Mr. Thorne was a professor at the Schulich School of Business and at Bishop's University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization from York University in June 1993.

Mark Tompkins has been a Vice President and a Portfolio Manager for MTBIA since April 2003. He is responsible for managing fixed income portfolios. He has also been an Assistant Vice President of M&T Bank since August 1998. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo.

Robert J. Truesdell has been a Vice President and Portfolio Manager of MTBIA since 2003, and is an Administrative Vice President of M&T Bank, which he joined as Vice President and Fixed Income Manager in 1988. He has supervised the management of U.S. Government Bond Fund since its inception. Mr. Truesdell oversees the MTB Money Market Funds. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.

Clarence W. Woods, Jr. has been a Vice President and Portfolio Manager of, and Chief Equity Trader for, MTBIA since 1996. In addition to his portfolio management duties, he heads the equity-trading unit. Prior to joining MTBIA, he was a Vice President and Chief Equity Trader with Mercantile Safe Deposit & Trust Company in Baltimore, MD, where he managed the Equity Trading Department. Mr. Woods has more than 18 years experience in the investment industry.

The Funds' SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Funds.

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each MTB Fund's Class A Shares, Class B Shares and Class C Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

MTB Managed Allocation Fund - Conservative Growth, MTB Managed Allocation Fund - Moderate Growth, MTB Managed Allocation Fund - Aggressive Growth, MTB Small Cap Stock Fund and MTB International Equity Fund acquired the assets of a corresponding portfolio of the Governor Funds in a tax-free reorganization on January 8, 2001. Each Governor Fund was deemed the "accounting survivor." The following financial information incorporates the operations of these funds as portfolios of the Governor Funds prior to January 8, 2001.

MTB Large Cap Stock Fund, MTB Equity Index Fund, MTB Equity Income Fund, MTB Mid Cap Growth Fund, MTB Small Cap Growth Fund, MTB Multi Cap Growth Fund, MTB Balanced Fund, MTB Income Fund, MTB Intermediate-Term Bond Fund, MTB Short-Term Corporate Bond Fund, MTB Maryland Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund (the "ARK Survivors") acquired one or more corresponding portfolios of the ARK Funds in a tax-free reorganization on August 15, 2003 or August 22, 2003. One designated ARK Fund was deemed the "accounting survivor." The following financial information incorporates the operations of these funds as portfolios of the ARK Funds prior to August 15, 2003 or August 22, 2003. The financial information for the ARK Survivors for the periods prior to August 15, 2003 or August 22, 2003 has been audited by KPMG LLP.

Prior to August 15, 2003, MTB Group of Funds was known as Vision Group of Funds. Prior to August 11, 2000, Vision Group of Funds was known as Vision Group of Funds, Inc.

The information for the MTB Funds has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' audited financial statements, is included in the April 30, 2005 Annual Report of the Trust.

HOW TO OBTAIN MORE
INFORMATION ABOUT MTB GROUP OF FUNDS

     A Statement of Additional Information (SAI) dated August 31, 2005, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.

     These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions) are available on MTB's website at www.mtbfunds.com.

To Obtain More Information:

Phone: Call 1-800-836-2211
Mail: Write to us at: MTB Funds P.O. Box 4556
              Buffalo, NY 14240-4556

Web: www.mtbfunds.com

     Automated price, yield, and performance information--24 hours a day, 7 days a week:

Call 1-800-836-2211

SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about MTB Group of Funds, from the SEC's website(http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.

Cusip 55376T247
Cusip 55376T239
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Cusip 55376V507
Cusip 55376V606
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Cusip 55376T684
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Investment Advisor
      MTB Investment Advisors, Inc.
      100 E. Pratt Street 17th Floor Baltimore, MD 21202

Distributor
      Edgewood Services, Inc. 5800 Corporate Drive Pittsburgh, PA 15237-5829

Co-Administrator
      M&T Securities, Inc. One M&T Plaza Buffalo, NY 14203

Co-Administrator
      Federated Services Company Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

Sub-Advisor to MTB International Equity Fund
      UBS Global Asset Management (Americas) Inc.
      One North Wacker Drive Chicago, IL 60606

Sub-Advisors to MTB Small Cap Stock Fund
      Mazama Capital Management, Inc.,
      One Southwest Columbia Street, Suite 1500 Portland, OR 97258

      LSV Asset Management, One North Wacker Drive Chicago, IL 60606


Sub-Advisor to MTB Mid Cap Stock Fund
      LSV Asset Management, One North Wacker Drive Chicago, IL 60606

Sub-Advisor to MTB Equity Income Fund
      DePrince, Race & Zollo, Inc.
      201 South Orange Avenue, Suite 850
      Orlando, FL 32801

Sub-Advisor to MTB Large Cap Value Fund
      NWQ Investment Management Company LLC
      2049 Century Park East
      Los Angeles, CA 90067

Transfer Agent and Dividend Disbursing Agent
    Boston Financial Data Services, Inc. 2 Heritage Drive North Quincy, MA 02171

Custodian and Fund Accountant
      State Street Corporation P.O. Box 8609 Boston, MA 02266-8609

Independent Registered Public Accounting Firm
      Ernst & Young LLP 200 Clarendon Street Boston, MA 02116-5072 SEC File No. 811-5514 28499 (8/04)

We are pleased to send you this Prospectus for Class A, B and C Shares of MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds.

     Since we are required by law to send a prospectus  to each person listed as
     a  shareholder,   you  (or  your  household)  may  receive  more  than  one
     prospectus.

1-800-836-2211 / mtbfunds.com
MTB FUNDS
 100 E. PRATT ST. (15th FLOOR) BALTIMORE, MD 21202
MTB-AR-001-0804








Managed by MTB Investment Advisors, Inc.
RETAIL CLASS A and B PROSPECTUS (Money Market Funds): August 31, 2005 MTB U.S. Treasury Money Market Fund*
MTB U.S. Government Money Market Fund*
MTB Tax Free Money Market Fund*
MTB Money Market Fund
MTB New York Tax-Free Money Market Fund*
MTB Pennsylvania Tax Free Money Market Fund*

 *Offer Class A Shares only
August 31, 2005 : RETAIL A and B CLASS PROSPECTUS (Money Market Funds) Introduction - Information Common to All Funds
   Each portfolio (each, a Fund) of MTB Group of Funds (Trust) is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.
   Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor (or sub-advisor) invests each Fund's assets in a way that the advisor believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
   The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.
   The MTB U.S. Treasury Money Market Fund, MTB U.S. Government Money Market Fund, MTB Money Market Fund, MTB Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund and MTB New York Tax-Free Money Market Fund try to maintain a constant price per share of $1.00, but there is no guarantee that these Funds will achieve this goal. Please call 1-800-836-2211 to obtain current 7-day yield information for these Funds.

How to Read this Prospectus
   MTB Group of Funds is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A and Class B Shares of the Money Market Funds that you should know before investing. Please read this prospectus and keep it for future reference. Class A and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.
      This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Contents
  Fund Goals, Strategies,
  Risks and Performance
  Money Market Funds
  Principal Securities of the Funds
  Other Investment Strategies
  Specific Risks of Investing in the Funds
  How Are Shares Priced?
  How to Purchase, Redeem, and
  Exchange Shares
  Account and Share Information
  Who Manages the Funds?
  Financial Highlights
  More Information About
  MTB Group of Funds

MTB Funds oAre NOT FDIC InsuredoHave No Bank GuaranteeoMay Lose Value

Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE
   This prospectus of the Trust offers Class A Shares of five Money Market Funds and Class A Shares and Class B Shares of one Money Market Fund. Under separate prospectuses, the Trust offers one or more classes of shares (Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Institutional I Shares, Institutional II Shares, or Class S Shares) for three Managed Allocation Funds; two Balanced Funds; ten Stock Funds; eight Bond Funds: and one additional Money Market Fund.
   The following pages describe the investment goals (objectives), strategies and principal risks of each Money Market Fund whose Class A Shares and Class B Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.
The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

Performance and Financial History of MTB Group of Funds Which Succeeded the ARK Funds
Each of the following Funds (a Successor MTB Fund) is the successor to a corresponding portfolio of the ARK Funds pursuant to a reorganization (ARK Reorganization) which took place on August 15, 2003 or August 22, 2003 (together, the Closing Date).

Successor MTB Fund          Former ARK Portfolio (sometimes referred to as
                            "Accounting Survivor")
  MTB U.S. Government Money ARK U.S. Government Money Market Portfolio
  Market Fund
  MTB Tax-Free Money Market ARKdTax-Free Money Market Portfolio
  MTB Pennsylvania Tax-Free ARKePennsylvania Tax-Free Money Market Portfolio Market Fund

Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund. Each of the corresponding ARK Funds was managed by Allied Investment Advisors, Inc. (AIA), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on April 1, 2003, when M&T Bank Corporation acquired Allfirst Financial Inc., Allfirst Bank (AllFirst) and their affiliates. On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to AIA (which was renamed MTB Investment Advisors, Inc.). Effective on that date, MTB Investment Advisors, Inc. (MTBIA) became the investment advisor to the Trust. Each Successor MTB Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, although each Successor MTB Fund has different fee and expense arrangements than the corresponding ARK Fund.

Prior to August 15, 2003, MTB Group of Funds was known as Vision Group of Funds. Prior to August 11, 2000, Vision Group of Funds was known as Vision Group of Funds, Inc.

Performance
   On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund's performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.
Bar Charts
   The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter Also provided is the best and worst calendar quarter performance for Class A Shares through the most recent calendar year. For Funds that also offer Class B Shares, Class A Shares performance is shown because it has the longest operating history.

Average Annual Total Return Tables
   Following the bar chart is a performance table showing the Average Annual Total Return for Class A and Class Shares, if applicable, of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2004. The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund's performance. You cannot invest directly in an index.



Risks Common to the Funds
   The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

MTB U.S. TREASURY MONEY MARKET FUND
Cusip: 55376V861 Symbol: VSTXX       (Class A Shares)



 Goal
   To seek current income with liquidity and stability of principal.

 Strategy
   The Fund invests at least 80% of the value of its net assets in a diversified portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations.
   In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

 Risks
   All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
 o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

 Performance Information
   Risk/Return Bar Chart
   [bar chart to be added via amendment]

Performance Over 10 Years

Best Quarter


Worst Quarter



Historically the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was ___%.
Average Annual Total Return Table
   The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. The table also shows returns for the iMoneyNet, Inc. Treasury Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an Average.
(For the calendar periods ended December 31, 2004)

                                       1 Year   5 Years   10 Years
Class A Shares
Return Before Taxes
iMoneyNet, Inc. Treasury Retail Average

The Fund's Class A Shares 7-Day Net Yield as of December 31, 2004 was ___%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

 Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                       Class A
Fees Paid DIrectly From Your Investment

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                    Class A
Management Fee(2)
Distribution (12b-1) Fee(3)
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(6)

Example
   This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A1 Year3 Years5 Years10 Years
              $ 115  $ 359  $ 622 $ 1,375

MTB U.S. GOVERNMENT MONEY MARKET FUND
Cusip: 55376V804 Symbol: AGAXX       (Class A Shares)



Goal
To seek current income and provide liquidity and security of principal.

Strategy
The Fund seeks its investment  goal by investing in  obligations  issued by the
U.S.  government  and  its  agencies  and   instrumentalities   and  repurchase
agreements. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements backed by such instruments.
In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.
The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The
Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks
 All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
   o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
   o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

 Performance Information
 Risk/Return Bar Chart

 [bar chart to be added via amendment]

 Performance Over 7 Years

Best Quarter


Worst Quarter



Historically the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value. The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was ___%.
Average Annual Total Return Table
   The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. The table also shows returns for the iMoneyNet, Inc. Government Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an Average.
(For the calendar periods ended December 31, 2004)

                                       Start of
                          1 Year5 YearsPerformance(1)
Class A Shares
Return Before Taxes
iMoneyNet, Inc. Government
Retail Average

   o  The Fund's Class A Shares Start of Performance date was July 7, 1997.
   o The Fund's Class A Shares 7-Day Net Yield as of December 31, 2004 was __%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.
   o Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                 Class A
Fees Paid Directly From Your Investment

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                 Class A
Management Fee(2)
Distribution (12b-1) Fee(3)
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating Expenses
(after waivers)(6)

Example
   This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A1 Year3 Years5 Years10 Years
              $ 114  $ 356  $ 617 $ 1,363

   MTB TAX-FREE MONEY MARKET FUND
   Cusip: 55376V200 Symbol: ATFXX     (Class A Shares)



   Goal
   Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.

   Strategy
   The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Fund maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax (AMT). The Fund attempts to invest 100% of its assets in securities exempt from federal income tax (not including the AMT).
   In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

   Risks
   All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
   o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
   o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
   o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

   Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

   Performance Over 10 Years

Best Quarter


Worst Quarter



   Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.
   The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
   The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was ___%.

Average Annual Total Return Table
   The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. The table also shows returns for iMoneyNet, Inc. Tax-Free Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an Average.
(For the calendar periods ended December 31, 2004)

                                                             Start of
                                       1 Year      5 Years   Performance(1)
Class A Shares
Return Before Taxes
iMoneyNet, Inc. Tax-Free Retail Average

   o  The Fund's Class A Shares start of performance was March 15, 1994.
   o The Fund's Class A Shares 7-Day Net Yield as of December 31, 2004 was __%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.
   o Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.
Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                Class A
Fees Paid Directly From Your Investment

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Class A
Management Fee(2)
Distribution (12b-1) Fee(3)
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(6)

Example
   This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

       1 Year3 Years5 Years10 Years
Class A       $ 120  $ 375  $ 649 $ 1,432

   MTB MONEY MARKET FUND
   Cusip: 55376T460 Symbol: VSMXX (Class A Shares) Cusip: 55376T452 Symbol:
      ARBXX (Class B Shares)


   Goal
   To seek current income with liquidity and stability of principal.

   Strategy
   The Fund invests at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations.
   In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

   Risks
   All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
   Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
   Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

   Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

   Performance Over 10 Years

Best Quarter


Worst Quarter



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was ___%.
Average Annual Total Return Table
   The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns, for the calendar periods ended December 31, 2004. The table also shows returns for iMoneyNet, Inc. First Tier Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an Average.
(For the calendar periods ended December 31, 2004)

                                                         Start of
                     1 Year      5 Years     10 Years    Performance(1)
Class A Shares
Return Before Taxes
iMoneyNet, Inc. First
Tier Retail Average
Class B Shares
Return Before Taxes

   The Class B Shares start of performance was August 18, 2003.
   The Fund's Class A Shares 7-Day Net Yield as of December 31, 2004 was __%.
      Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.
   Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

   Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

   [fee table to be added via amendment]

   Shareholder Fees
   Fees Paid Directly From Your Investment

                                                        Class A       Class B
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee

Annual Fund Operating Expenses (Before Waivers)(2)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                        Class A       Class B
Management Fee(3)
Distribution (12b-1) Fee(4)
Shareholder Services Fee
Other Expenses(6)
Total Annual Fund Operating Expenses


Total Waivers of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(7)

Example
   This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A             1 Year3 Years5 Years 10 Years
Expenses assuming
  redemption               $ 115  $ 359   $ 622 $ 1,375
Expenses assuming no
  redemption               $ 115  $ 359   $ 622 $ 1,375
Class B
Expenses assuming
  redemption               $ 666  $ 814 $ 1,087 $ 1,799
Expenses assuming no
  redemption               $ 166  $ 514   $ 887 $ 1,799

   MTB NEW YORK TAX-FREE MONEY MARKET FUND
   Cusip: 55376T338 Symbol: VNTXX    (Class A Shares)



   Goal
   To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

   Strategy
   The Fund invests at least 80% of its net assets in a diversified portfolio of tax-exempt money market obligations. The Fund maintains a fundamental investment policy that at least 80% of its income will, under normal market conditions, be exempt from federal regular income tax, federal alternative minimum tax and New York State income tax. Such income should also be exempt from New York City income taxes.
   In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

   Risks
   All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
   Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
   Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
   Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
   New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to financial conditions of New York City, however, would ultimately have an effect on the state.

   Performance Information
   Risk/Return Bar Chart
   [bar chart to be added via amendment]

   Performance Over 10 Years

Best Quarter


Worst Quarter



   Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
   The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
   The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was ___%.

Average Annual Total Return Table
   The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an Average.
(For the calendar periods ended December 31, 2004)

                                    1 Year     5 Years     10 Years
Class A Shares
Return Before Taxes
iMoneyNet, Inc. Tax-Free State
Specific Retail Average

   The Fund's 7-Day Net Yield as of December 31, 2004 was __%.
   Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.
   Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                 Class A
Fees Paid Directly From Your Investment

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                 Class A
Management Fee(2)
Distribution (12b-1) Fee(3)
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.

Total Waiver of Fund Expenses
Total Actual Annual Fund Operating
Expenses (after waivers)(6)

(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending April 30, 2005.
(3) The distribution (12b-1) fee for the Fund's Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund's Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time.
   The shareholder services fee paid by the Fund's Class A Shares is expected to be 0.16% for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.16% for the fiscal year ending April 30, 2005.
(6) Total Actual Annual Fund Operating Expenses (after waivers) for the
Fund's Class A
   Shares was 0.63% for the fiscal year ended April 30, 2004.

Example
   This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

       1 Year3 Years5 Years10 Years
Class A       $ 119  $ 372  $ 644 $ 1,420

   MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND
   Cusip: 55376T270 Symbol: MPAXX    (Class A Shares)



   Goal
   Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

   Strategy
   The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal and Pennsylvania personal income taxes. The Fund has a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax, and Pennsylvania personal income tax. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions.
   In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

   Risks
   All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
   o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
   o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
   o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
   o Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania's economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

   Performance Information
   Risk/Return Bar Chart
   [bar chart to be added via amendment]

Performance Over 3 Years

Best Quarter


Worst Quarter



   Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
   The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
   The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was ___%.

Average Annual Total Return Table
   The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an Average.
(For the calendar periods ended December 31, 2004)

                                                        Start of
                                     1 Year          Performance(1)
Class A Shares
Return Before Taxes
iMoneyNet, Inc. Tax-Free State
Specific Institutional Average

   The Fund's Class A Shares start of performance date was May 1, 2001.
   The Fund's Class A Shares 7-Day Net Yield as of December 31, 2004 was __%.
      Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.
   Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                       Class A
Fees Paid Directly From Your Investment

Annual Fund Operating Expenses (Before Waivers and Reimbursement)(1) Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                       Class A
Management Fee(2)
Distribution (12b-1) Fee(3)
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses


Total Waivers and Reimbursement of Fund              1.02%
Expenses
Total Actual Annual Fund Operating
Expenses (after waivers and reimbursement)(6)        0.75%

(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(3) The distribution (12b-1) fee for the Fund's Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund's Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time.
   The shareholder services fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending April 30, 2005.
(5) The portfolio accountant expects to voluntarily waive a portion of its fee and the advisor expects to voluntarily reimburse certain operating expenses of the Fund. This anticipated voluntary waiver and reimbursement can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) is expected to be 0.58% for the fiscal year ending April 30, 2005.
(6) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund's Class A Shares is 0.82% for the period ended April 30, 2004.
Example
   This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

       1 Year3 Years5 Years10 Years
Class A       $ 180  $ 557  $ 959 $ 2,084

Principal Securities of the Funds

   The principal securities of each of the Funds listed below are marked with an "X."

                                              U.S.     U.S.   PennsylvaNew York
                                                                          Tax
                         Money    Tax-Free  GovernmenTreasury Tax-Free Free
                                                                         Money
                        Market     Money    Money    Money    Money     Market
                                             Market   Market   Market
                         Fund   Market Fund   Fund     Fund     Fund     Fund
  Fixed Income Securities     X         X          X        X        X        X
  Treasury Securities         X                    X        X
  Agency Securities           X                    X
  Corporate Debt Securities   X
  Commercial Paper            X
Tax-Exempt Securities                   X                            X        X
General Obligation Bonds                X                            X        X
Special Revenue Bonds                   X                            X        X
Tax Increment Financing                 X                            X        X
Bonds
Municipal Notes                         X                            X        X
  Variable Rate Demand        X         X                            X        X
  Instruments
  Repurchase Agreements       X                    X        X

Principal Securities of the Funds
   The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds' Statement of Additional Information.

Fixed Income Securities
   Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
   A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
   The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities
   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.
   Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S.
   Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.
   A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.
   Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
   A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper
   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Tax-Exempt Securities
   Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

General Obligation Bonds
   General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds
   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Tax Increment Financing Bonds
   Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.
   Municipal Notes
   Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

   Variable Rate Demand Instruments
   Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Special Transactions

Repurchase Agreements
   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.
   A Fund's custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
   Repurchase agreements are subject to credit risks.


Other Investment Strategies

Investment Ratings For Investment Grade Securities
   The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's or sub-advisor's credit assessment that the security is comparable to investment grade.

Specific Risks Of Investing In The Funds

Interest Rate Risks
   Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
   Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
   Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Tax Risks
   In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund to their shareholders to be taxable.
   Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.
   Income from Maryland Municipal Bond Fund,
   Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund may be subject to the alternative minimum tax
   (AMT). However, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are required to limit to 20% that part of their income that would be subject to AMT.
New York Investment Risks
   New York Municipal Bond Fund and New York Tax-Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State. Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax-Free Money Market Fund's portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.
   Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.

Pennsylvania Investment Risks
   Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.
   Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

How Are Shares Priced?

   The Trust offers seven classes of Shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares. All Share classes have different sales charges and other expenses, which affect their performance. Each Share class represents interests in a single portfolio of securities. This prospectus relates only to Class A Shares and Class B Shares of the Money Market Funds. The differences between the three classes relate to the timing and amount of asset-based sales charges and other expenses which an investor bears directly or indirectly as a shareholder. Contact your financial intermediary or call the MTB Group of Funds (MTB Funds) at 800-836-2211 for more information about Class C Shares, Institutional Class Shares, Institutional I Class Shares, Institutional II Class Shares and Class S Shares.

                                          CLACLASS B
                                             SHARES
  FUND
  SHARES
  Money Market                               X
  Fund
  X
  All other money market
  funds
  X

Each Money Market Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share. As noted below, the Money Market Funds' NAV is calculated twice each day that the New York Stock Exchange (NYSE) and Federal Reserve Board is open for business.
Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value determined in good faith by the Fund's Board, although the actual calculation may be done by others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and therefore the Fund's assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Fund. In all cases, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.
The following table shows at what times the Funds calculate their NAV:
FUND                 NAV CALCULATED (EASTERN TIME)

U.S. Treasury Money Market 3:00 p.m. and NYSE Close

U.S. Government Money Market

Money Market



New York Tax-Free Money Market      11:00 a.m. and NYSE Close

Pennsylvania Tax-Free Money Market

Tax-Free Money Market


   The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund's Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

   Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time when the NAV is calculated.

   In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

   The Funds' Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

   There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

   To the extent any fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


   How to Purchase, Redeem, and Exchange Shares
   When the NYSE is open for business, you may purchase, redeem, or exchange
      Shares by phone, mail, or wire through your financial intermediary or MTB Funds, subject to daily cutoff times. Your order will be processed at the next calculated NAV, plus any sales charges or less any CDSC as applicable, after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans' Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason.

   Through Your Financial Intermediary
   Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.
Directly With MTB Funds

By Phone
MTB Funds   800-836-2211
   The Funds reserve the right to modify or terminate the phone redemption and exchange privileges at any time.
   Shareholders will be notified prior to any modification or termination. Your phone instructions may be electronically recorded for your protection. Shareholders who purchase shares by phone or accept the phone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the phone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the phone, you will generally bear the risk of any loss.

By Mail
   MTB Group of Funds 2875 Union Road Suite 30-33 Cheektowaga, NY 14227

By Federal Reserve System Wire
   Send your wire to:
   State Street Bank and Trust Company Boston, MA
   Dollar Amount of Wire ABA Number: 011000028 Attn: (MTB Fund Name)
   Wire Order Number, Dealer Number or Group Number Nominee/Institution Name Further Credit To: (Account name and number)

Purchasing Shares
   To purchase Shares of a Fund for the first time, complete and sign a new account application, selecting one of the Payment Methods below. Mail your application to MTB Funds to establish your new account.

Minimum Initial Investment Amount:          $ 500
Minimum Subsequent Investment Amount:        $ 25
Minimum Balance                             $ 250

The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An investor's minimum investment will be calculated by combining all accounts it maintains with the Funds provided the investor identifies its other Fund accounts at the time of investment. Employees of M&T Bank and its affiliates are exempt from the minimums stated above.
Accounts With Low Balances
   Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Payment Methods
   Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (ACH). Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you automatically will receive Class A Shares. Each payment must be accompanied by your name, the Fund's name and Share class, and your account number (if established).

By Check
   Make your check payable to (Name of the Fund and Class of Shares) and mail it to MTB Funds along with your application. Current shareholders can purchase additional Shares by sending a check to MTB Funds accompanied by purchase instructions.
   Purchase orders by mail for Money Market Funds begin earning dividends on the day after the check is converted into federal funds.

   The Funds do not accept cash, money orders, credit cards, travelers checks, counter checks, or third party checks (for example, checks made payable to a third party and endorsed over to MTB Funds or checks made payable to the MTB Funds by a party other than the shareholder of record).



By Federal Reserve System Wire
   Once your account is established, ask your bank to wire money to the Fund's custodian bank, accompanied by purchase instructions. For additional purchases, wire your money with instructions. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

                           Your Purchase                     Your Purchase
                           Request in                        Request in
                           Proper Order/                     Proper Order and
                           Federal Funds                     Federal Funds
                           Received Before:                  Received After:
  FUND TYPE                (Eastern time) Results in:        (Eastern time)             Results in:
  Tax-Free Money    11:00 a.m.            Dividends earned   11:00 a.m., but       Dividends earned
Market Funds                              that day           before NYSE Close       beginning next day

  Taxable Money     3:00 p.m.             Dividends earned   3:00 p.m.,            but Dividends earned
Market Funds                              that day           before NYSE Close     beginning next day

By ACH
   Once your account is established, transfer money via ACH from your checking or NOW deposit account to your Fund account. Since ACH transfers overnight, you will not begin earning dividends until the next business day.

Systematic Investment Program
   Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. To sign up for this program, please call MTB Funds for an application.
   Employees of M&T Bank and its affiliates are not subject to a minimum investment amount.

Redeeming Shares
   To redeem shares you must provide us with your name, the Fund's name and Share class, your account number, the number of shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

By Phone
   Call MTB Funds. You are automatically eligible to make phone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the phone redemption option on your initial application. If you do not do this and later wish to take advantage of the phone redemption privilege, call MTB Funds for authorization forms.

By Mail
   Send your written request to MTB Funds.
Payment Options
   You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account.

By Check
   Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

By Federal Reserve System Wire
   Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

                       Your Redemption                      Your Redemption
                       Request in                           Request in
                       Proper Order                         Proper Order
                       FUND Received Before:                Received After:
  TYPE/NAME           (Eastern time)   Results in:          (Eastern time)    Results in:
  Tax-Free Money     11:00 a.m.         Same day wire        11:00 a.m., but  Next day wire
Market Funds                                                 before NYSE Close
                                        No dividends                          Dividends earned
                                        earned that day                       that day
                                                                              No dividends
                                                                              earned next day

  Taxable Money           3:00 p.m.        Same day wire   3:00 p.m., but     Next day wire
Market Funds                                               before NYSE Close
                                           No dividends                       Dividends earned
                                           earned that day                    that day
                                                                              No dividends
                                                                              earned next day

By ACH
   You may have redemption proceeds sent directly to your checking or NOW deposit account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day's closing NAV and any dividends earned that day. Since ACH transfers are processed overnight, you will not receive redemption proceeds until the second business day.

Systematic Withdrawal Program
   You may automatically redeem Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance). This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call MTB Funds.

   Checkwriting
   You may request checks to redeem Shares of the Money Market Funds. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. The ability to redeem Shares by check may not be available when establishing an account through a financial intermediary. You should read this prospectus together with any applicable agreement between you and your financial intermediary to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed. For more information, contact MTB Funds.

   Additional Conditions

   Signature Guarantees
   You must have a signature guarantee (STAMP 2000 Medallion Guarantee) on written redemption requests:
   o  when you are requesting a redemption of $50,000 or more;
   o when you want a redemption to be sent to an address other than the one you have on record with the Fund; or
   o when you want the redemption payable to someone other than the shareholder of record.
   Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.
   Limitations on Redemption Proceeds
   Redemption proceeds are normally transmitted within one business day (or sooner, as described under "Payment Options") after receiving a request in proper form. However, payment may be delayed up to seven days:
   o  to allow your purchase payment to clear;
   o  during periods of market volatility; or
   o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

   Redemption In Kind
   Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

   Redemption From Retirement Accounts
   In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

   Exchanging Shares
   You may exchange Shares of a Fund for the same Share class of another MTB
      Fund. All exchange requests must include your name and account number, the Fund's name and Share class, the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.
   In order to exchange Shares you must submit your request in proper form and:
   o meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
   o establish an account in the Fund you want to acquire if you do not have an account in that Fund;
   o  ensure that the account registrations are identical;
   o  receive a prospectus for the Fund into which you wish to exchange; and
   o only exchange into a Fund that may be legally sold in your state of residence.
   An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.
Class A Share Exchanges

Exchanges at NAV
   If you exchange between Funds with different sales charges, the exchange will be made at NAV. However, you would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Bond, Balanced, or Stock Funds.
   If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains), you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

Exchanges Subject to a Sales Charge
   If you purchased into a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Class A Shares of the Money Market Funds can be reinvested into Class A Shares of any other MTB Fund at NAV at time of payment.

Class B Share Exchanges
   You may exchange Class B Shares from one Fund to Class B Shares of another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

By Phone
   To request an exchange, and for additional information about the exchange privilege, call MTB Funds. Below is a chart that shows the cutoff time for processing Fund exchanges and what it means to you.

                              Your Exchange       Your Exchange
                              Request in          Request in
                              Proper Order        Proper Order
                              Received            Received After:
                            Before:
  FUND TYPE                 (Eastern tiResults in:(Eastern time) Results in:
  Money Market Funds        3:00 p.m.  Same day   3:00 p.m.   Next day exchange
                                       exchange



You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.
You will automatically be eligible for phone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the phone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call MTB Funds for authorization forms.
By Mail
   Send your written request to MTB Funds.

Systematic Exchange Program
   You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations as described above. For more information and an application form for this Program, call MTB Funds.




FREQUENT TRADING POLICIES
Given the short-term nature of the Money Market Funds' investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds' policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds' Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging shares of the Money Market Funds and other non-Money Market Funds if the Funds' management or Adviser determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Account And Share Information

Corporate Resolutions
   Corporations and certain other organizations may be required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations And Account Statements
   Money Market Funds send quarterly statements in lieu of share activity confirmations, unless there is activity in the account, in which case a monthly statement will be sent.

Retirement Investments
   Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax-Free Money Market Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact MTB Funds and consult a tax advisor.

Online Transactions
   Shareholders of the Money Market Funds can purchase, redeem or exchange Shares on line by signing up for the M&T Online Trading Service. For more information, contact MTB Funds.

Distribution of Fund Shares
   Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc.
   The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through a financial intermediary that has an agreement with the Distributor. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund shares.
   The Distributor may, from time to time in its sole discretion, insititute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other sources available to it, including amounts made available by the Distributor's affiliate (Federated Services Company), and the Advisor and its affiliates out of their reasonable profits and other resources. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.
Rule 12b-1 Plans
   The Funds have adopted a Rule 12b-1 Plan on behalf of Class A Shares and Class B Shares, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Funds, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. In the case of Class B Shares, the Plan may also be used to compensate the Distributor, the Advisor, a sub-advisor, their affiliates or financial intermediaries for commissions advanced on the sale of those Shares. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees they pay from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Shareholder Services
   The Funds have adopted a Shareholder Services Plan on behalf of Class A Shares and Class B Shares, which is administered by Federated Services Company to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates). M&T Securities, Inc. (M&T Securities) and other financial intermediaries are entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

Additional Payments to Financial Intermediaries

   The Distributor and its affiliates (including Federated Services Company) may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (which may include the Advisor and its affiliates) to support the sale of Shares or provide services to Fund shareholders. The Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (including the Distributor and Federated Services Company) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Fund.

   These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.



Dividends and Capital Gains

                                                DIVIDENDS DECLARED/
FUND                                            DIVIDENDS PAID
Money Market Fund,
Pennsylvania
Tax-Free Money Market Fund, Tax-Free Money
Market Fund, New York Tax-Free Money
Market Fund, U.S. Government
Money Market Fund, U.S. Treasury
Money Market Fund                               Daily/Monthly

   Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.
   The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.
   In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
   If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

Tax Information
   The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.
The Funds' distributions are expected to be as follows:

                                              DISTRIBUTIONS ARE EXPECTED
FUND                                          TO BE PRIMARILY:
Money Market Fund,
Pennsylvania Tax-Free
Money Market Fund, Tax-Free Money Market Fund,
New York Tax-Free Money Market Fund,
U.S. Government Money Market Fund,
U.S. Treasury Money Market Fund               Dividends

   It is anticipated that distributions for New York Tax-Free Money Market Fund, Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Funds' dividends will be exempt from New York or Pennsylvania state personal income tax to the extent that they are derived from interest on obligations exempt from New York or Pennsylvania personal income taxes, respectively. Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax advisor regarding your federal, state, and local tax liability.



Portfolio Holdings Information
   Information concerning each Fund's portfolio holdings is available in the "Funds & Performance" section of the MTB Group of Funds website at www.mtbfunds.com. A complete listing of each Fund's portfolio holdings as of the end of each month is posted on the website approximately 60 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the "Funds & Performance" page: click on "Fund Holdings," choose from the menu of "Equity Fund Holdings," "Fixed Income Holdings," or "Money Market Fund Holdings," and select the name of the Fund from the appropriate menu.

   Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:

o For Stock Funds, Bond Funds and Balanced Fund, identification of the Fund's top ten holdings;
o     For Stock Funds, Bond Funds, Balanced Fund, and Money Market
         Funds, percentage breakdowns of the portfolio holdings by sector, credit quality,and/or country, as applicable:
o For each Managed Allocation Fund, percentage breakdowns of the portfolio by underlying MTB Fund investment.

   You may access this from the "Funds & Performance" page: click on "Class A, B and C Funds Quarterly Fact Sheets" or "Institutional Funds Quarterly Fact Sheets," and select the appropriate link opposite the name of the Fund. [You may also access a complete set of these monthly/quarterly fact sheets by clicking on "Prospectus and Fund Guide" and selecting "Retail Fund Guide."

   In addition, each Fund's annual and semiannual reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. You may access this from the "Funds & Performance" page: click on "Prospectus & Fund Guide" and select the desired report from the following options: "Semi-Annual Report Money Market Funds," "Semi-Annual Report Fluctuating Funds" or "Annual Report." Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's first and third fiscal quarters, and this report may be
   accessed in the same manner by selecting the option [         ].  Fiscal
   quarter information is made available on the website within 70 days after the end of the fiscal quarter. Each of these fiscal quarter reports containing complete listings of the Fund's portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov.


Who Manages The Funds?
The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. ("MTBIA"), a subsidiary of M&T Bank. The Advisor manages each Fund's assets, including buying and selling portfolio securities. The Advisor's address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.
On August 22, 2003 the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Regorganization advisor to the Trust, were transferred to Allied Investment Advisors, Inc. (which was renamed MTB Investment Advisors, Inc.) and effective on that date MTB Investment Advisors, Inc. became the investment advisor to the Trust.
M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of June 30, 2005, M&T Bank Corporation had over $__ billion in assets under management. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of March 31, 2005, it managed approximately $__ billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.
For its services under an Advisory Contract, the Advisor receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund's average daily net assets as follows:

FUND                                      ADVISORY FEE
Money Market Fund                            0.50%
Tax-Free Money Market Fund                   0.50%
Pennsylvania Tax-Free Money Market Fund      0.50%
New York Tax-Free Money Market Fund          0.50%
U.S. Government Money Market Fund            0.50%
U.S. Treasury Money Market Fund              0.50%

   The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.
   In addition to the investment management services provided by MTBIA, MTBIA's affiliate M&T Securities, Inc. also provides administrative services to the Funds and is entitled to receive a maximum fee of .04% of the Funds' average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of the Funds' average daily net assets for shareholder services under the Shareholder Services Plan described in "Shareholder Services" and up to 0.25% of average daily net assets of the Funds' Class A Shares or 0.75% of average daily net assets of the Funds' Class B Shares for distribution services provided to the Funds under the Rule 12b-1 Plan described in "Rule 12b-1 Plan."

Sub-Advisors
   The Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval. The foregoing applies to all Funds except the MTB Money Market Fund. The Advisor has entered into Sub-Advisory agreements with the following sub-advisors to manage the Funds indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment objective and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon a percentage of their respective Fund's average daily net assets, which is paid by the Advisor and not by the Fund.


Portfolio Managers

FUND                               MANAGER(S)
Money Market Fund                  Kim Rogers
Tax-Free Money Market Fund         Rebecca Dyson
Pennsylvania Tax-Free Money Market Rebecca Dyson
New York Tax-Free Money Market FundRebecca Dyson
U.S. Government Money Market Fund  Kim Rogers
U.S. Treasury Money Market Fund    Kim Rogers

Rebecca E. Dyson has been a Fixed Income Trader and Portfolio Manager for MTB Investment Advisors, Inc., and a Banking Officer of M&T Bank, since 1998.
Ms. Dyson is responsible for managing MTB Funds' non-taxable money market funds. She has more than 17 years of investment experience, including trading small and mid cap stocks for the MTB equity funds and separately managed accounts. Most recently she has been responsible for purchasing money market instruments, government bonds and short-term debt instruments for M&T managed accounts.
Kim Rogers has been a Vice President and Portfolio Manager of MTBIA since April 2003. She is responsible for portfolio analysis and the trading of money market instruments for MTB Funds' taxable money market funds, as well as the management of short-term fixed income and balanced accounts. Ms. Rogers joined M&T Bank in December 1993 from Capital Research and Management Co. in Los Angeles, CA, where as an analyst she researched and monitored commercial paper credits in compliance with the SEC's Rule 2a-7 Amendment. Ms. Rogers earned her B.A. from Smith College, Northhampton, MA.
The Funds' SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Funds.

Financial Highlights
The following financial highlights are intended to help you understand the financial performance of each MTB Fund's Class A Shares and Class B Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.
MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund (the "ARK Survivors") acquired one or more corresponding portfolios of the ARK Funds in a tax-free reorganization on August 15, 2003 or August 22, 2003. One designated ARK Fund was deemed the "accounting survivor." The following financial information incorporates the operations of these funds as portfolios of the ARK Funds prior to August 15, 2003 or August 22, 2003. The financial information for the ARK Survivors for the periods prior to August 15, 2003 or August 22, 2003 has been audited by KPMG LLP.

Prior to August 15, 2003, MTB Group of Funds was known as Vision Group of Funds. Prior to August 11, 2000, Vision Group of Funds was known as Vision Group of Funds, Inc.

The information for the MTB Funds has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' audited financial statements, is included in the April 30, 2005 Annual Report of the Trust.
HOW TO OBTAIN MORE
INFORMATION ABOUT MTB GROUP OF FUNDS

   A Statement of Additional Information (SAI) dated August 31, 2005, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.

   These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions) are available on MTB's website at www.mtbfunds.com.



To Obtain More Information:

Phone: Call 1-800-836-2211
Mail: Write to us at: MTB Funds P.O. Box 4556
              Buffalo, NY 14240-4556

Web: www.mtbfunds.com
Automated price, yield, and performance information--24 hours a day, 7 days a week:
Call 1-800-836-2211
SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about MTB Group of Funds, from the SEC's website(http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.
Cusip 55376V861
Cusip 55376V804
Cusip 55376V200
Cusip 55376T460
Cusip 55376T452
Cusip 55376T338
Cusip 55376T270
Investment Advisor
      MTB Investment Advisors, Inc.
      100 E. Pratt Street 17th Floor Baltimore, MD 21202

Distributor
      Edgewood Services, Inc. 5800 Corporate Drive Pittsburgh, PA 15237-5829

Co-Administrator
      M&T Securities, Inc. One M&T Plaza Buffalo, NY 14203

Co-Administrator
      Federated Services Company Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
      Boston Financial Data Services, Inc. 2 Heritage Drive North Quincy, MA
      02171

Custodian and Fund Accountant
      State Street Corporation P.O. Box 8609 Boston, MA 02266-8609

Independent Registered Public Accounting Firm
      Ernst & Young LLP 200 Clarendon Street Boston, MA 02116-5072
SEC File No. 811-5514 28499 (8/04)
We are pleased to send you this Prospectus for Class A, B and C Shares of MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds.
          Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.
1-800-836-2211 / mtbfunds.com
MTB FUNDS
 100 E. PRATT ST. (15th FLOOR) BALTIMORE, MD 21202
MTB-AR-001-0804






                                      STATEMENT OF ADDITIONAL INFORMATION

                                      CLASS A, CLASS B AND CLASS C SHARES







                           MTB GROUP OF FUNDS


                   Statement of Additional Information

                             August 31, 2005
=========================================================================






MTB U.S. Treasury Money Market Fund*

MTB U.S. Government Money Market Fund*

MTB Tax Free Money Market Fund*

MTB Money Market Fund

MTB New York Tax-Free Money Market Fund*

MTB Pennsylvania Tax Free Money Market Fund*

MTB Short Duration Government Bond Fund

MTB Short-Term Corporate Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Intermediate-Term Bond Fund

MTB Income Fund

MTB Managed Allocation Fund - Conservative Growth

MTB Managed Allocation Fund - Moderate Growth

MTB Managed Allocation Fund - Aggressive Growth

MTB Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund+

MTB International Equity Fund

+Only MTB Small Cap Growth Fund offers Class C Shares

=========================================================================
*Offer Class A Shares only




This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Funds dated August 31, 2005.

This SAI incorporates by reference the Funds' Annual and Semi-Annual Reports. Obtain the prospectus, Annual or Semi-Annual Report without charge by calling (800) 836-2211; in the Buffalo area call (716) 635-9368.


=========================================================================
CONTENTS
How Are the Funds Organized?  ..................................

Securities In Which the Funds Invest...........................
Investment Risks....................................................
Fundamental Investment Objectives and
Policies...............................................
Investment Limitations.............................................

Determining Market Value of Securities.....................
What Do Shares Cost?..............................................
How Are the Funds Sold?..........................................
Exchanging Securities For Shares..............................
Subaccounting Services...........................................
Redemption in Kind.................................................
Account and Share
Information............................................
Tax Information.......................................................
Who Manages and Provides Services to the
Funds?.................................................
Fees Paid by the Funds for Services...........................
How Do the Funds Measure Performance?..................
Financial Information...............................................
Investment Ratings.................................................
Addresses.................................................Back Cover
Cusip 55376V861         Cusip55376T643
Cusip 55376V804         Cusip55376T635
Cusip 55376V200         Cusip55376T106
Cusip 55376T460         Cusip55376T205
Cusip 55376T452         Cusip55376T403
Cusip 55376T338         Cusip55376T502
Cusip 55376T270         Cusip55376T684
Cusip 55376T247         Cusip55376T676
Cusip 55376T239         Cusip55376T700
Cusip 55376T213         Cusip55376T809
Cusip 55376T197         Cusip55376T726
Cusip 55376V507         Cusip55376T718
Cusip 55376V606         Cusip55376T767
Cusip 55376T361         Cusip55376T759
Cusip 55376T353         Cusip55376T395
Cusip 55376T312         Cusip55376T387
Cusip 55376T296         Cusip55376T494
Cusip 55376T569         Cusip55376T486
Cusip 55376T551         Cusip55376T536
Cusip 55376T833         Cusip55376T528
Cusip 55376T825         Cusip55376T130
Cusip 55376T874         Cusip55376T122
Cusip 55376T866         Cusip55376T171
Cusip 55376T627         Cusip55376T163
Cusip 55376T619         Cusip55376T155
Cusip 55376T593         Cusip55376T791
Cusip 55376T585         Cusip55376T783

28527 (8/05)                                          MTB-AR-005-0805




HOW ARE THE FUNDS ORGANIZED?
=========================================================================


Each Fund covered by this SAI is a diversified portfolio of MTB Group of Funds (the "Trust"), a Delaware statutory trust, except for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund, which are non-diversified portfolios of the Trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation (the "Corporation") that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. On November 8, 2000, each portfolio of the Corporation in existence at that time became a portfolio of the Trust. Accordingly, references in this SAI for periods prior to November 8, 2000, relate to the Funds as portfolios of the Corporation, and substantially identical arrangements for the Corporation. The Trust changed its name from VISION Group of Funds to MTB Group of Funds on August 15, 2003. As noted in the prospectus, certain Funds were created as part of a reorganization of the ARK Funds on August 15 and 22, 2003. These Funds are accounting survivors of corresponding portfolios of ARK Funds, and therefore, information for the preceding periods reflect past performance of those corresponding portfolios of ARK Funds. The Trust may offer separate series of Shares representing interests in separate portfolios of securities.



Through an internal reorganization, the Fund's investment advisor changed from M&T Asset Management, a department of Manufacturers and Traders Trust Company (M&T Bank) to MTB Investment Advisors, Inc. (MTBIA or Advisor), a subsidiary of M&T Bank, on August 15, 2003. Five Variable Annuity Funds are offered in a separate prospectus and SAI.


=========================================================================
SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.



























MONEY MARKET AND INCOME FUNDS
                        U.S.       U.S.      Tax Free      Money     New York Tax   Pennsylvania
                        Treasury   GovernmentMoney      Market Fund   Free Money      Tax Free
                        Money      Money     Market                  Market Fund    Money Market
                        Market     Market       Fund                                    Fund
                           Fund      Fund

Fixed Income Securities     P          P         P           P            P              P
Treasury Securities         P          P         A           A            A              A
Agency Securities           N          P         A           P            A              A
Corporate Debt              N          A         A           P            N              N
Securities
Commerical Paper            N          A         A           P            A              A
Demand Instruments          N          A         A           A            A              A
Taxable Municipal           A          A         A           A            A              A
Securities
Mortgage Backed             N          N         N           N            N              N
Securities
Asset Backed Securities     N          N         N           N            N              N
Zero Coupon Securities      N          N         A           N            N              N
Bank Instruments            N          A         A           A            N              N
Credit Enhancement          N          A         A           A            A              A
Foreign Securities          N          N         N           A            A              A
Tax Exempt Securities       N          A         P           N            P              P
General Obligation          N          A         P           N            P              P
Bonds
Special Revenue Bonds       N          A         P           N            P              P
Tax Increment               N          A         P           N            P              P
Financing Bonds
Municipal Notes             N          A         P           N            P              P
Variable Rate Demand        A          A         P           A            A              A
Instruments
Municipal Leases            N          N         N           N            N              N
Derivative Contracts        N          N         N           N            N              N
Futures Contracts           N          N         N           N            N              N
Options                     N          N         N           N            N              N
Special Transactions        P          P         A           A            A              A
Repurchase Agreements       P          P         A           A            A              A
Reverse Repurchase          A          A         A           A            A              A
Agreements
Delayed Delivery            A          A         A           A            A              A
Transactions
Securities Lending          A          A         A           A            A              A
Asset Coverage              A          A         A           A            A              A
Investing in                A          A         A           A            A              A
Securities of Other
Investment Companies


                          Short    Short-TermU.S.       New York   Pennsylvania  Maryland   IntermediateIncome
                        Duration   Corporate Government Municipal   Municipal   Municipal    Bond Fund     Fund
                       Government  Bond Fund Bond F und Bond Fund   Bond Fund   Bond Fund
                        Bond Fund

Fixed Income                P          P         P          P           P           P            P          P
Securities
Treasury Securities         P          P         P          A           A           A            P          P
Agency Securities           P          P         P          A           A           A            P          P
Corporate Debt              A          P         A          A           A           A            P          P
Securities
Commercial Paper            A          A         A          A           A           A            A          A
Demand Instruments          A          A         A          A           A           A            A          A
Taxable Municipal           A          A         A          A           A           A            A          A
Securities
Mortgage Backed             P          P         P          N           N           N            P          P
Securities
Asset Backed                A          P         A          N           N           N            P          P
Securities
Zero Coupon Securities      A          A         A          A           A           A            A          A
Bank Instruments            A          A         A          N           N           N            A          A
Credit Enhancement          N          A         N          A           A           A            A          A
Foreign Securities          N          A         N          A           A           A            A          A
Tax Exempt Securities       N          A         N          P           P           P            A          A
General Obligation          N          A         N          P           P           P            A          A
Bonds
Special Revenue Bonds       N          A         N          P           P           P            A          A
Tax Increment               N          A         N          P           P           P            A          A
Financing Bonds
Municipal Notes             N          A         N          P           P           P            A          A
Variable Rate Demand        A          P         A          P           P           P            P          P
Instruments
Municipal Leases            A          A         A          A           A           A            A          A
Derivative Contracts        A          A         A          A           A           A            A          A
Futures Contracts           A          A         A          A           A           A            A          A
Options                     A          A         A          A           A           A            A          A
Special Transactions        A          A         A          A           A           A            A          A
Repurchase Agreements       A          A         A          A           A           A            A          A
Reverse Repurchase          A          A         A          A           A           A            A          A
Agreements
Delayed Delivery            A          A         A          A           A           A            A          A
Transactions
Securities Lending          A          A         A          A           A           A            A          A
Asset Coverage              A          A         A          A           A           A            A          A
Investing in                A          A         A          A           A           A            A          A
Securities of Other
Investment Companies
Non-Investment Grade        A          A         A          A           A           A            A          A
Securities






MANAGED ALLOCATION FUNDS

As described in the prospectus, the Managed Allocation Funds seek to achieve their investment objectives by investing in a combination of underlying funds (the "Underlying Funds") managed by the Adviser. The types of securities shown for the Managed Allocation Funds in the table below represent the investments by the Underlying Funds.

                                      Managed          Managed          Managed
                                  Allocation Fund    Allocation     Allocation Fund
                                  - Conservative       Fund -        - Aggressive
                                      Growth       Moderate Growth      Growth
 Equity Securities                       P                P                P
 Common Stocks                           P                P                P
 Preferred Stocks                        P                P                P
 Real Estate Investment Trusts           A                A                A
 Warrants                                A                A                A
 Fixed Income Securities                 P                P                P
 Treasury Securities                     P                P                P
 Agency Securities                       P                P                P
 Corporate Debt Securities               P                P                P
 Commercial Paper                        A                A                A
 Demand Instruments                      A                A                A
 Taxable Municipal Securities            A                A                A
 Mortgage Backed Securities              P                P                P
 Collateralized Mortgage                 P                P                P
 Obligations (CMOs)
 Asset Backed Securities                 P                P                P
 Zero Coupon Securities                  P                P                P
 Bank Instruments                        P                P                P
    Credit Enhancement                   P                P                P
 Convertible Securities                  A                A                A
 Tax Exempt Securities                   P                P                P
 Variable Rate Demand                    A                A                A
 Instruments
 Municipal Securities                    P                P                P
 Municipal Notes                         P                P                P
 Foreign Securities                      P                P                P
 Depository Receipts                     P                P                P
 Foreign Exchange Contracts              P                P                P
 Foreign Government Securities           P                P                P
 Derivative Contracts                    A                A                A
 Futures Contracts                       A                A                A
 Options                                 A                A                A
 Special Transactions                    A                A                A
 Repurchase Agreements                   A                A                A
 Reverse Repurchase Agreements           A                A                A
 Delayed Delivery Transactions           A                A                A
 Securities Lending                      A                A                A
 Asset Coverage                          A                A                A
 Investing in Securities of              P                P                P
 Other Investment Companies
 Exchange-Traded Funds                   A                A                A
 Non-Investment Grade Securities         P                P                P




BALANCED FUND
Equity Securities               P
Common Stocks                   P
Preferred Stocks                A
Interests in Other              A
Limited Liability
Companies
Real Estate Investment          A
Trusts

Warrants                        A
Fixed Income                    P
Securities
Treasury Securities             P
Agency Securities               P
Corporate Debt                  P
Securities
Commercial Paper                A
Demand Instruments              A
Mortgage Backed                 A
Securities
Asset Backed Securities         A
Zero Coupon Securities          A
Bank Instruments                A
Convertible Securities          A
Foreign Securities              A
Derivative Contracts            A
Futures Contracts               A
Options                         A
Special Transactions            A
Repurchase Agreements           A
Reverse Repurchase              A
Agreements
Delayed Delivery                A
Transactions
Securities Lending              A
Asset Coverage                  A
Investing in                    A
Securities of Other
Investment Companies














EQUITY FUNDS
                 Equity Large    EquityLarge  Large  Multi  Mid   Mid    Small Small  Internat-ional
                 Income Cap      Index Cap    Cap    Cap    Cap   Cap    Cap   Cap    Equity
                 Fund   Value    Fund  Stock  Growth Growth Stock Growth Stock Growth  Fund
                         Fund          Fund   Fund   Fund  Fund   Fund  Fund   Fund
Equity             P      P       P     P      P      P      P     P      P     P      P
Securities
Common Stocks      P      P       P     P      P      P      P     P      P     P      P
Preferred Stocks   P      P       P     P      P      P      P     P      P     P      P
Interests in       A      A       A     A      A      A      A     A      A     A      A
Other Limited
Liability
Companies
Real Estate        A      A       A     A      A      A      A     A      A     A      N
Investment
Trusts
Warrants           A      A       A     A      A      A      A     A      A     A      A
Fixed Income       P      P       P     P      P      P      P     P      P     P      A
Securities
Treasury           A      A       A     A      A      A      A     A      A     A      A
Securities
Agency             A      A       A     A      A      A      A     A      A     A      A
Securities
Corporate Debt     A      A       A     A      A      A      A     A      A     A      A
Securities
Commerical Paper   A      A       A     A      A      A      A     A      A     A      A
Demand             A      A       A     A      A      A      A     A      A     A      A
Instruments
Mortgage Backed    A      A       A     A      A      A      A     A      A     A      A
Securities
Asset Backed       A      A       A     A      A      A      A     A      A     A      A
Securities
Zero Coupon        A      A       A     A      A      A      A     A      A     A      A
Securities
Bank Instruments   A      P       A     A      A      A      A     A      A     A      A
Convertible        A      P       A     A      A      A      A     A      A     A      P
Securities
Foreign            A      P       A     A      A      A      A     A      A     A      P
Securities
Derivative         A      A       A     A      A      A      A     A      A     A      P
Contracts
Futures            A      A       A     A      A      A      A     A      A     A      P
Contracts
Options            A      A       A     A      A      A      A     A      A     A      A
Special            A      A       A     A      A      A      A     A      A     A      A
Transactions
Repurchase         A      A       A     A      A      A      A     A      A     A      A
Agreements
Reverse            A      A       A     A      A      A      A     A      A     A      A
Repurchase
Agreements
Delayed            A      A       A     A      A      A      A     A      A     A      A
Delivery
Transactions
Securities         A      A       A     A      A      A      A     A      A     A      A
Lending
Asset Coverage     A      A       A     A      A      A      A     A      A     A      A
Investing in       A      P       A     A      P      A      A     A      A     A      A
Securities of
Other
Investment
Companies
Exchange-Traded    A      A       A     A      A      A      A     A      A     A      A
Funds



SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.







Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund invests.

   Common Stocks
   Common  stocks  are  the  most  prevalent  type  of  equity  security.
   Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   Preferred Stocks
   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.


   Interests in Other Limited Liability Companies
   Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

   Real Estate Investment Trusts (REITs)
   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   Warrants
   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   Treasury Securities
   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities
   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

    Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank
   System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and
   Tennessee Valley Authority in support of such obligations.

   A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

   Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

   A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.



   Corporate Debt Securities
   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of
   bankruptcy,   holders  of  senior   securities  may  receive   amounts
   otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   Commercial Paper
   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments
   Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   Taxable Municipal Securities
   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

   Mortgage Backed Securities
   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.



         Sequential CMOs
         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes
         More  sophisticated  CMOs include planned  amortization  classes
         (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes
         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.



Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement
Common  types  of  credit  enhancement  include  guarantees,  letters  of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   General Obligation Bonds
   General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   Special Revenue Bonds
   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

      Private Activity Bonds
      Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

      The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.



   Tax Increment Financing Bonds
   Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.



   Municipal Securities
   Municipal Securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.


   Municipal Notes
   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

   Variable Rate Demand Instruments
   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   Municipal Leases
   Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

|     it is  organized  under  the laws  of,  or has a  principal  office located in, another country;

|     the  principal  trading  market  for its  securities  is in another country; or

|     it (or its  subsidiaries)  derived in its most current  fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets.
   ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.



   Foreign Exchange Contracts
   In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


   Foreign Government Securities
   Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.



DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many  derivative  contracts  are  traded  on  securities  or  commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do
so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

   Futures Contracts
   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

   The Funds may buy/sell financial futures contracts. Mid Cap Stock Fund and Large Cap Value Fund may also buy/sell stock index futures contracts.

   Options
   Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

|     Buy call  options on portfolio  securities  in  anticipation  of an increase in the value of the underlying asset;

|     Buy put  options  on  portfolio  securities  in  anticipation  of a decrease in the value of the underlying asset.

   Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Investment Ratings for Money Market Funds
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

If a security is downgraded below the minimum quality grade discussed in the Fund's investment strategy, the Adviser or Subadviser will re-evaluate the security, but will not be required to sell it.

Special Transactions

   Repurchase Agreements
   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      To Be Announced Securities (TBAs)
      As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   Securities Lending
   The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are  subject  to  termination  at the  option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to interest rate risks and credit risks.

   Asset Coverage
   In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.



Investing in Securities of Other Investment Companies
The Funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash. See "Investment Risks - Fund Expenses" on page __ of this SAI and "Investment Limitations - Investing in Other Investment Companies" on page __ of this SAI.

The Funds may also invest in exchange-traded funds (ETFs) in order to implement its investment strategies. The shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. The Funds may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.


INVESTMENT RISKS
=========================================================================

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

Stock Market Risks
The  value of  equity  securities  in a Fund's  portfolio  will  rise and fall.  These  fluctuations  could  be a  sustained  trend  or  a  drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.



Liquidity Risks
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Investing for Growth
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The  Euro is the new  single  currency  of the  European  Monetary  Union
(EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign   countries  may  have   restrictions  on  foreign  ownership  of
securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the  possibility  that an issuer may  redeem a fixed  income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest  the  proceeds of mortgage  prepayments  in
other  fixed  income   securities  with  lower  interest  rates,   higher
prepayment risks, or other less favorable characteristics.



Risks Associated with Noninvestment Grade Securities
The  securities  in  which  the  Funds  may  invest  may be  rated  below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs
CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Tracking Error Risk

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Funds, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Lower-Quality Municipal Securities

The Maryland Municipal Bond Fund and Pennsylvania Municipal Bond Fund may invest a portion of their assets in lower-quality municipal securities as described in the prospectus. While the markets for Maryland and Pennsylvania municipal securities are considered to be adequate, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Funds to value their portfolio securities, and their ability to dispose of lower-quality bonds. The outside pricing services are monitored by the Advisor to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.


The Funds may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Funds' shareholders.

Fund Expenses - Managed Allocation Funds

Mutual fund portfolios bear charges for advisory fees and operational expenses. The Managed Allocation Funds and the Underlying Funds in which they invest each bear these expenses, so investors in the Managed Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


=========================================================================

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES

The  International   Equity  Fund's  investment   objective  is  to  seek
long-term   capital   appreciation,   primarily   through  a  diversified
portfolio of non-U.S. equity securities.

The Small Cap Growth Fund's investment objective is long-term capital appreciation.

The Small Cap Stock Fund's investment objective is to seek growth of capital.

The Mid Cap Growth Fund's investment objective is long-term capital appreciation.

The Mid Cap Stock Fund's investment objective is to provide total return.

The Multi Cap Growth Fund's investment objective is long-term capital appreciation.

The Large Cap Growth Fund's investment objective is to provide capital appreciation.

The Large Cap Stock Fund's investment objective is growth of principal.

The Equity Index Fund's investment objective is investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P
500).



The Large Cap Value Fund's  investment  objective  is to provide  capital
appreciation.   Current   income   is   a   secondary,    non-fundamental
consideration.



The Equity Income Fund's investment objective is current income and growth of capital.

The Balanced Fund's investment objective is to provide total return.

The Managed Allocation Fund - Aggressive Growth's investment objective is to seek capital appreciation.

The Managed Allocation Fund - Moderate Growth's investment objective is to seek capital growth and, secondarily, income.

The  Managed   Allocation   Fund  -  Conservative   Growth's   investment
objective is to seek capital appreciation and income.

The Intermediate Term Bond Fund's investment objective is current income.

The Income Fund's investment objective is primarily current income and secondarily capital growth.

The Short-Term Corporate Bond Fund's investment objective is current income.

The Maryland Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Maryland state and local income taxes.

Under normal circumstances, the Maryland Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and income taxes imposed by the State of Maryland.

The Pennsylvania Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Under normal circumstances, the Pennsylvania Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania.

The New York Municipal Bond Fund's investment objective is to provide current income which is exempt from Federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.

Under normal circumstances, the New York Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the state of New York and New York municipalities.

The U.S. Government Bond Fund's investment objective is to provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

The Short Duration Government Bond Fund's investment objective is to seek current income, with preservation of capital as a secondary objective.

The Pennsylvania Tax Free Money Market Fund's investment objective is maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Under  normal  circumstances,  Pennsylvania  Tax Free Money  Market  Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and Pennsylvania personal income tax.

The New York Tax Free Money Market Fund's investment objective is to seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Under normal circumstances, New York Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and New York state income tax.

The Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

The Tax-Free Money Market Fund's investment objective is maximizing current income exempt from federal income tax and providing liquidity and security of principal.

Under normal circumstances, Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax.

The U.S. Government Money Market Fund's investment objective is to seek maximum current income and provide liquidity and security of principal.

The U.S. Treasury Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

Unless otherwise stated above, all of the investment objectives and policies listed above are fundamental. The investment objectives and policies may not be changed by the Funds' Trustees without shareholder approval.

Each of the following Funds have adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, in a manner consistent with Rule 35d-1 of the 1940
Act: International Equity Fund, Small Cap Growth Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Multi Cap Growth Fund, Large Cap Growth Fund, Large Cap Stock Fund, Equity Index Fund, Large Cap Value Fund, Equity Income Fund, Intermediate-Term Bond Fund,
Short-Term Corporate Bond Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.


=========================================================================

INVESTMENT LIMITATIONS - U.S. TREASURY MONEY MARKET FUND, MONEY MARKET FUND, NEW YORK TAX-FREE MONEY MARKET FUND, U.S. GOVERNMENT BOND FUND, NEW YORK MUNICIPAL BOND FUND, LARGE CAP VALUE FUND, LARGE CAP GROWTH FUND AND MID CAP STOCK FUND

The Large Cap Growth Fund may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policy permits such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money
Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.


Diversification - all Funds except New York Municipal Bond Fund
With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations
The New York Tax-Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, including AMT obligations.

The above limitations cannot be changed unless authorized by the Board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
     U.S Treasury Money Market Fund, Money Market Fund and New York Tax Free Money Market Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

     New York Municipal Bond Fund, U.S. Government Bond Fund, Large Cap Value Fund, and Large Cap Growth Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     Mid-Cap Stock Fund: The Fund will not purchase on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Issuing Senior Securities and Borrowing Money
As an operating (non-fundamental) policy, the New York Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.



Illiquid Securities

A Fund may not purchase or acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.



Dealing in Puts and Calls
The New York Tax-Free Money Market Fund will not write or purchase put or call options.

Purchasing Securities to Exercise Control
The New York Tax-Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

Borrowing Money
The New York Tax-Free Money Market Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The New York Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



Investing in Other Investment Companies
The Funds may invest their assets in securities of other investment companies, including ETFs, as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' investment advisor, and ETFs.


In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds' total assets in any one industry will constitute "concentration."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Except for the Large Cap Growth Fund, none of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INVESTMENT LIMITATIONS - ALL OTHER FUNDS
=========================================================================

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

All Funds except Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond
Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds except the three Managed Allocation Funds and Small Cap Stock Fund, utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds except the three Managed Allocation Funds, the International Equity Fund and the Short Duration Government Bond Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

The Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities, except industrial development bonds, will not be deemed to constitute an industry.

In addition, all Funds will not:

1.Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15% (10% in the case of New York Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund -- collectively, the "Money Market Funds") of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

4. The Small Cap Stock Fund, the International Equity Fund and the Money Market Funds may not engage in any short sales. Each Fund other than the Small Cap Fund, the International Equity Fund and the Managed
Allocation Funds may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund's total assets.

In applying the concentration restriction for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value (NAV) or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

The Underlying Funds in which the Managed Allocation Funds may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Managed Allocation Fund to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above. In addition, because the Managed Allocation Funds rely on Section 12(d)(1)(G) of the 1940 Act to invest in the Underlying Funds, each of the Underlying Funds are not permitted to acquire securities of certain other investment companies in reliance upon the provisions of Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

REGULATORY COMPLIANCE
The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.


PORTFOLIO TURNOVER
The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Securities and Exchange Commission (SEC) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.



For the fiscal years ended April 30, 2005 and 2004, the portfolio turnover rates for each of the following Funds were as follows:

Fund                                                              2005      2004

International Equity Fund.........................................__%       53%
Small Cap Growth Fund+............................................__%      256%
Small Cap Stock Fund............................................   __%      55%

Mid Cap Growth Fund*+............................................. __%      99%

Mid Cap Stock Fund.............................................    __%      99%

Multi Cap Growth Fund+..........................................   __%     186%
Large Cap Growth Fund.........................................     __%      68%

Large Cap Stock Fund*.............................................    __%
84%...............................................................
Equity Index Fund.................................................    __%
76%...............................................................
Large Cap Value Fund..........................................     __%      27%

Equity Income Fund..............................................    __%     30%

Balanced Fund.....................................................     __%
66%...............................................................
Managed Allocation Fund - Aggressive Growth..................      __%       5%

Managed Allocation Fund - Moderate Growth ...................      __%      15%

Managed Allocation Fund - Conservative Growth ....................     __%
 14%...................................................
Intermediate-Term Bond Fund*+..................................    __%     154%
Income Fund*+..................................................    __%     177%

Short-Term Corporate Bond Fund*+..............................    __%       99%

Maryland Municipal Bond Fund......................................    __%
   17%............................................................
Pennsylvania Municipal Bond Fund..............................    __%       11%

New York Municipal Bond Fund......................................    __%
40%...................................................
Short Duration Government Bond Fund**+............................    __%  125%

U.S. Government Bond Fund.....................................    __%       64%


+ These Funds have higher portfolio turnover rates and therefore may incur higher brokerage and transaction expenses, which may adversely impact performance.

*The variation in each Fund's portfolio turnover rate from 2005 to 2004 was due to the Funds' investment policies which by nature are conducive to either higher or lower portfolio turnover when appropriate under market conditions.

**The portfolio turnover rate for the Short Duration Government Bond Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Short Duration Government Bond Fund and may result in additional tax consequences to the Fund's shareholders.


=========================================================================



DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule promulgated by the SEC under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

INCOME, BALANCED AND EQUITY FUNDS
Market values of the Income, Balanced and Equity Funds' portfolio securities are determined as follows:

|     for  equity  securities,  according  to the last sale  price in the
  market  in  which  they  are  primarily   traded   (either  a  national
  securities exchange or the over-the-counter market), if available;

|     in the absence of recorded sales for equity  securities,  according to the mean between the last closing bid and asked prices;

|     futures  contracts  and  options  are  generally  valued  at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

|     for fixed  income  securities,  according  to the mean  between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and



|     for  all  other   securities   at  fair  value  as   determined  in
  accordance with procedures established by and under the general supervision of the Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m. Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
=========================================================================

Each Equity, Balanced, Managed Allocation and Income Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?
=========================================================================

Under  the   Distributor's   Contract  with  the  Fund,  the  Distributor
(Edgewood Services, Inc.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional, and makes this available for marketing and sales-related activities and expenses, including those of the Advisor and its affiliates.


ADVANCE COMMISSIONS
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:


Class A Shares (for purchases over $1 million)

Stock, Balanced and Managed Allocation Funds (except for Equity Index Fund, Mid Cap Stock Fund and Small Cap Stock Fund)
                             Advance Commission
                             as a Percentage of
Purchase Amount              Public Offering
                             Price
$1 million -                 1.00%
$2,999,999.99
$3 million up to             0.50%
$4,999,999.99
Over $5 million              0.25%

-------------------------------------------------------------------------

Bond Funds

                             Advance Commission
                             as a Percentage of
Purchase Amount              Public Offering
                             Price
$1 million -                 0.75%
$2,999,999.99
$3 million up to             0.50%
$4,999,999.99
Over $5 million              0.25%

-------------------------------------------------------------------------

Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.




RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or marketing services with respect to the _____ Shares of the Funds. The Distributor or the Funds may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect to the _____ Shares. The Rule 12b-1 Plan is expected to benefit a Fund in a number of ways. For example, it is anticipated that the Plan will help a Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

A Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee of 0.25% of the Funds' average daily net assets.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

The Distributor, the Advisor and their affiliates may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

Class C Shares

In most cases, investment professionals that sell Class C Shares are entitled to receive a 0.75% 12b-1 fee on assets in the 13th month after the sale.

SHAREHOLDER SERVICES
The Funds may pay financial intermediaries, including the Distributor, the Advisor and their affiliates for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.

Class B Shares

In most cases, investment professionals that sell Class B Shares are entitled to receive a 0.25% shareholders services fee on assets in the 13th month after the sale.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
In addition to the Rule 12b-1 and/or shareholder services fees that a Fund pays to financial intermediaries, the Distributor, its affiliate Federated Services Company, and the Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries. While NASD regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and their affiliates may pay out of their own resources. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to financial intermediary.

SUPPLEMENTAL PAYMENTS
Financial intermediaries may be paid fees out of the assets of the Distributor, its affiliate Federated Services Company, and the Advisor and its affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about a Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.


Processing Support Payments
The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.


Retirement Plan Program Servicing Payments
The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.


Other Benefits to Financial intermediaries
From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

Underwriting Commissions

The following chart relects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of [funds/classes] of the Funds and any amount retained by the Distributor for the last three fiscal years ended April 30, 2005:




2005
2004                                                     2003

                            Total                                   Sales
Amount                             Total                            Sales
Amount                  Total Sales     Amount

                             Charges
Retained                                                          Charges
Retained                 Charges         Retained

Fund/Class



EXCHANGING SECURITIES FOR SHARES
=========================================================================
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES
=========================================================================

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding
Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
=========================================================================

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


=========================================================================

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of August __, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding shares:



Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

[state organization of 25% holders]


=========================================================================

TAX INFORMATION


FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.


TAX-FREE PORTFOLIOS: TAX-FREE MONEY MARKET FUND, PENNSYLVANIA TAX FREE MONEY MARKET FUND, NEW YORK TAX-FREE MONEY MARKET FUND, MARYLAND MUNICIPAL BOND FUND, NEW YORK MUNICIPAL BOND FUND AND PENNSYLVANIA MUNICIPAL BOND FUND

If a Tax-Free Portfolio satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code, it may pay "exempt-interest dividends" to its shareholders; each Tax-Free Portfolio intends to continue to satisfy this requirement. Those dividends constitute the portion of its aggregate dividends (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for Federal income tax purposes, although the amount of those dividends must be reported on the recipient's Federal income tax return. Shareholders' treatment of dividends from a Tax-Free Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisors concerning this matter.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Free Portfolio is not deductible for federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity obligations ("PABs") should consult their tax advisors before purchasing shares of a Tax-Free Portfolio because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business  a part of a  facility  financed  from  the  proceeds  of  PABs.
Interest on certain PABs (which the Tax-Free Portfolios expect to purchase) is treated as a Tax Preference Item, although it remains fully tax-exempt for regular Federal income tax purposes; a portion
(not expected to exceed 20%) of each Tax-Free Portfolio's exempt-interest dividends thus may constitute a Tax Preference Item. Interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for purposes of the AMT.

If shares of a Tax-Free Portfolio are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

If a Tax-Free Portfolio invests in instruments that generate taxable interest income, under the circumstances described in the prospectuses and in the discussion of municipal market discount bonds below, the portion of any dividend of that Portfolio attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The exempt-interest  dividend  portion is  determined by the ratio of (1) the net  tax-exempt  income  a  Portfolio  realizes  for the  entire  year to
(2) the aggregate amount of distributions for the year and thus is an annual average, rather than a day-to-day determination. Moreover, if a Tax-Free Portfolio realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

A Tax-Free Portfolio may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less that the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Tax-Free Portfolio acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Tax-Free Portfolio after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period between the dates of acquisition and maturity. In lieu of treating the disposition gain as above, a Tax-Free Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Tax-Free Portfolio) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from Tax-Free Portfolio still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts. Receipt of tax-exempt income may result in collateral tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, certain foreign corporations doing business in the United States, certain  S  corporations  with  excess  passive  income  and  individuals otherwise eligible for the earned income credit. Prospective purchasers of Portfolio shares should consult their own tax advisors as to the applicability of any such collateral consequences.

Shares of a Tax-Free Portfolio would not be suitable for tax-exempt institutions and for tax-exempt retirement plans qualified under section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt.

NEW YORK TAXES
Under existing New York laws, shareholders of the NY Municipal Income Fund and NY Tax-Free Money Market Fund will not be subject to New York State or New York City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986 and represent interest income attributable to obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York City personal income tax.

The NY Municipal Income Fund and NY Tax-Free Money Market Fund cannot predict in advance the exact portion of their dividends that will be exempt from New York State and New York City personal income taxes. However, the Funds will report to shareholders at least annually what percentage of the dividends they actually paid is exempt from such taxes.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends  paid  by  the  Fund  are  not  excluded  from  net  income  in
determining   New  York  State  or  New  York  City  franchise  taxes  on corporations or financial institutions.

Income from the NY Municipal Income Fund and NY Tax-Free Money Market Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund that are attributable to the net interest earned on some temporary and any realized net short-term capital gains are taxed as ordinary income.

PENNSYLVANIA TAXES
The Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund intend to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes. In order for the Funds to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Funds' assets at the close of each quarter of the Funds' taxable year must consist of exempt-interest obligations.

MARYLAND TAXES
To the extent that dividends paid by the Funds qualify as exempt-interest dividends of a regulated investment company, the portion of the exempt-interest dividends that represents interest received by the Funds (a) on obligations of Maryland or its political subdivisions and authorities, (b) on obligations of the United States, or (c) obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States, will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Funds. In addition, gains realized by the Funds from the sale or exchange of a bond issued by Maryland or a political subdivision of Maryland, will not be subject to Maryland state and local income taxes.

To the extent that distributions of the Funds are attributable to sources other than those described in the preceding paragraph, such as, for example, interest received by the Funds on obligations issued by states other than Maryland or capital gains realized on obligations issued by U.S. territories and possessions and from states other than Maryland, and income earned on repurchase agreements, such distributions will be subject to Maryland state and local income taxes. Income earned on certain private activity bonds (other than obligations of the State of Maryland or a political subdivision or authority thereof) which the Funds might hold will constitute a Maryland tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of portfolio shares will be subject to Maryland state and local income taxes.


=========================================================================

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is composed of 36 funds and is the only investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION


        Name
       Address                                                 ------------
 -------------------  ---------------------------------------     Total
     Birth date                                                Compensation
 Position With Trust    Principal Occupations for Past Five        From
 Date Service Began     Years and Other Directorships Held        Trust
 Mark J. Czarnecki+   Principal Occupations: Executive Vice         $0
 Manufacturers and    President, Manufacturers and Traders
 Traders Trust        Trust Company ("M&T Bank"), division
 Company              head for M&T Bank's investment group.
 One M&T Plaza
 Buffalo, NY 14203    Other Directorships Held:  None
 Birthdate:
 November 3, 1955

 Trustee

 Began serving:
 August 2000

-------------------------------------------------------------------------------

+ Mark J. Czarnecki is "interested" due to positions he holds with M&T Bank, the parent of the Funds' advisor.





INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION


          Name
        Address                                                       -------------
 ----------------------  ------------------------------------------       Total
       Birth date                                                     Compensation
  Position With Trust    Principal Occupations for Past Five Years        From
   Date Service Began           and Other Directorships Held              Trust
 Joseph J. Castiglia     Principal Occupations: Chairman of the          $55,250
 Roycroft Campus         Board,  HealthNow Systems, Inc. and
 21 South Grove          HealthNow New York, Inc. (health care
 Street, Suite 291       company) ; and former President, Chief
 East Aurora, NY 14052   Executive Officer and Vice Chairman,
 Birth date: July 20,    Pratt & Lambert United, Inc.
 1934                    (manufacturer of paints and chemical
                         specialties).
 Chairman and Trustee
                         Other Directorships Held: The Energy East
 Began serving:          Corp.
 February 1988

 John S. Cramer          Principal Occupations: Retired President        $54,000
 4216 Jonathan Lane      and Chief Executive Officer, Pinnacle
 Harrisburg, PA 17110    Health System (health care); President
 Birth date: February    Emeritus, Highmark Blue Cross Blue Shield.
 22, 1942

 Trustee                 Other Directorships Held: Highmark Blue
                         Cross Blue Shield; Chek-Med Corporation.
 Began serving:
 December 2000



 Daniel R. Gernatt, Jr.  Principal Occupations: President and CFO,       $49,000
 Richardson & Taylor     Gernatt Asphalt Products, Inc.;
 Hollow Roads            President, Dan Gernatt Gravel Products,
 Collins, NY             Inc.; President, Country Side Sand &
 Birth  date: July 14,   Gravel, Inc.
 1940
                         Other Directorships Held: None
 Trustee

 Began serving:
 February 1988

 William H. Cowie, Jr.   Principal Occupations: Retired Vice             $51,000
 1408 Ruxton Road        Chairman of Signet Banking Corp., since
 Baltimore, MD           1991.
 Birth date: January
 24, 1931                Other Directorships Held: None

 Trustee

 Began serving:
 September 2003

 Richard B. Seidel       Principal Occupations: Chairman and             $54,000
 770 Hodges Lane         Director (since 1995) of Girard Partners,
 Strafford, PA           a registered broker-dealer
 Birth date: April 20,
 1941                    Other Directorships Held: None

 Trustee

 Began serving:
 September 2003



OFFICERS

 ----------------------                                               -------------
                         ------------------------------------------
          Name                                                            Total
        Address                                                       Compensation
       Birth date      --Principal Occupations for Past Five Years        From
  Position With Trust              and Previous Positions                Trust*
 Charles L. Davis        Principal Occupations: Vice President,            $0
 Federated Investors     Managing Director of Mutual Fund
 Tower                   Services, Federated Services Company; and
 Pittsburgh, PA          President, Edgewood Services, Inc.
 Birth Date:  March
 23, 1960                Previous Positions: President, Federated
                         Clearing Services; and Director, Business
 Chief Executive         Development Mutual Fund Services,
 Officer                 Federated Services Company.

 Began serving:
 December 2002
 Carl W. Jordan          Principal Occupations:  Senior Vice               $0
 One M&T Plaza           President, M&T Bank, 2001-Present;
 Buffalo, NY             Administrative Vice President, M&T Bank,
 Birth date: January     1995-2001.
 2, 1955

 President

 Began serving: May
 2001

 Kenneth G. Thompson     Principal Occupations: Administrative             $0
 100 East Pratt Street   Vice President, M&T Bank, 2002-Present;
 Baltimore, MD           Vice President, M&T Bank, 1999-2002;
 Birth date: September   Regional Sales Manager, M&T Securities,
 4, 1964                 Inc., 1995-1999.

 Vice President

 Began serving: May
 2001

 Philip R. Carbone       Principal Occupations: Vice President,            $0
 100 East Pratt          Director of Distribution for Proprietary
 Street, 15th floor      Products, M&T Securities, since 2003;
 Baltimore, MD           Manager, Vision Shareholder Services and
 Birth date: July 27,    Discount Brokerage, 1998-2002.
 1954
                         Previous Positions: Regional Sales
 Vice President          Manager, M&T Securities, Inc., 1995-1998.

 Began serving:
 September 2003

 Scot A. Millen          Principal Occupations: Vice President,            $0
 100 East Pratt          Product Manager, M&T Securities, since
 Street, 15th floor      2002; Executive Associate, M&T Investment
 Baltimore, MD           Group, 2001-2002; Summer Associate, M&T
 Birth date: February    Investment Group, 2000.
 22, 1969

 Vice President

 Began serving:
 September 2003

 Judy Mackin             Principal Occupations: Vice President,            $0
 Federated Investors     Mutual Fund Services Division, Federated
 Tower                   Services Company.
 Pittsburgh, PA
 Birth date: May 30,
 1960

 Vice President and
 Assistant Treasurer

 Began serving: March
 2005
 Richard J. Thomas       Principal Occupations:  Principal                 $0
 Federated Investors     Financial Officer and Treasurer of the
 Tower                   Federated Fund Complex; Senior Vice
 Pittsburgh, PA          President, Federated Administrative
 Birth Date:  June 17,   Services.
 1954
                         Previous Positions:  Vice President,
 Treasurer               Federated Administrative Services; held
                         various management positions within Funds
 Began serving:          Financial Services Division of Federated
 December 2002           Investors, Inc.
 C. Grant Anderson       Principal Occupations: Counsel, Reed              $0
 Federated Investors     Smith, LLP (since October 2002)
 Tower
 Pittsburgh, PA
 Birth date: November    Previous Positions Corporate Counsel,
 6, 1940                 Federated Investors, Inc.; Vice
                         President, Federated Services Company.
 Secretary

 Began serving:
 December 2000
 Victor R. Siclari       Principal Occupations: Partner, Reed              $0
 Federated Investors     Smith, LLP (since October 2002)
 Tower
 Pittsburgh, PA
 Birth date: November    Previous Positions Senior Corporate
 17, 1961                Counsel and Vice President,  Federated
                         Services Company (prior to October 2002).
 Assistant Secretary

 Began serving: May
 2000;
 Secretary from August
 11, 1995 to May 11,
 2000; Assistant
 Secretary from May
 11, 2000 to present
*  Officers do not receive any compensation from the Funds.



COMMITTEES OF THE BOARD

Board        Committee               Committee Functions               Meetings
Committee ----Members-----------------------------------------------------Held-----
                                                                       During
                                                                          Last
                                                                       Fiscal
                                                                          Year

Executive Mark J.          In between the meetings of the full             0
          Czarnecki        Board, the Executive Committee
          ---------------  generally may exercise all the powers
          Daniel R.        of the full Board in the management and
          Gernatt, Jr.     direction of the business and conduct
          Richard B.       of the affairs of the Trust in such
          Seidel           manner as the Executive Committee shall
                           deem to be in the best interests of the
                           Trust. However, the Executive Committee
                           cannot elect or remove Board members,
                           increase or decrease the number of
                           Trustees, elect or remove any Officer,
                           declare dividends, issue shares or
                           recommend to shareholders any action
                           requiring shareholder approval.
  Audit   Joseph J.        The purposes of the Audit Committee are        Four
          Castiglia        to oversee the accounting and financial
          William H.       reporting process of the Funds, the
          Cowie, Jr.       Funds' internal control over financial
          John S. Cramer   reporting, and the quality, integrity
          Richard B.       and independent audit of the Funds'
          Seidel           financial statements. The Committee
                           also oversees or assists the Board with
                           the oversight of compliance with legal
                           requirements relating to those matters,
                           approves the engagement and reviews the
                           qualifications, independence and
                           performance of the Funds' independent
                           registered public accountants, acts as
                           a liaison between the independent
                           registered public accountants and the
                           Board and reviews the Funds' internal
                           audit function.
NominatingJoseph J.        The Nominating Committee, whose members         0
          Castiglia        consist of all independent Trustees,
          John S. Cramer   selects and nominates persons for
          Daniel R.        election to the Funds' Board when
          Gernatt, Jr.     vacancies occur. The Committee will
          William H.       consider candidates recommended by
          Cowie, Jr.       shareholders, Independent Trustees,
          Richard B.       officers or employees of any of the
          Seidel           Funds' agents or service providers and
                           counsel to the Funds. Any shareholder
                           who desires to have an individual
                           considered for nomination by the
                           Committee must submit a recommendation
                           in writing to the Secretary of the
                           Funds, at the Funds' address appearing
                           on the back cover of this Statement of
                           Additional Information. The
                           recommendation should include the name
                           and address of both the shareholder and
                           the candidate and detailed information
                           concerning the candidate's
                           qualifications and experience. In
                           identifying and evaluating candidates
                           for consideration, the Committee shall
                           consider such factors as it deems
                           appropriate. Those factors will
                           ordinarily include: integrity,
                           intelligence, collegiality, judgment,
                           diversity, skill, business and other
                           experience, qualification as an
                           "Independent Trustee," the existence of
                           material relationships which may create
                           the appearance of a lack of
                           independence, financial or accounting
                           knowledge and experience, and
                           dedication and willingness to devote
                           the time and attention necessary to
                           fulfill Board responsibilities.

*created effective June 23, 2004
-------------------------------------------------------------------------

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST
AS OF DECEMBER 31, 2004
         Interested               Dollar Range of             Aggregate
     Board Member Name             Shares Owned            Dollar Range of
                                    in Fund[s]             Shares Owned in
                                                              the Trust
Mark J. Czarnecki                                           Over $100,000
     MTB Mid Cap Stock Fund         $1-$10,000
     MTB New York Tax-Free
-------------------------------------------------------
     Money Market Fund             Over $100,000
     MTB Money Market Fund         Over $100,000




Independent                       Dollar Range of             Aggregate
Board Member Name                  Shares Owned            Dollar Range of
                                    in Fund[s]             Shares Owned in
                                                              the Trust

Joseph J. Castiglia                                         Over $100,000
     MTB Money Market Fund          $1-$10,000
     MTB Small Cap Stock           Over $100,000
Fund

John S. Cramer                                                $1-$10,000
      MTB Managed                   $1-$10,000
Allocation
----------------------------
         Fund - Moderate
Growth
      MTB International             $1-$10,000
Equity Fund
      MTB Large Cap Stock           $1-$10,000
Fund

William H. Cowie, Jr.                  None                      None

Daniel R. Gernatt, Jr.                                      Over $100,000
       MTB New York Tax-Free       Over $100,000
----------------------------
          Money Market Fund
       MTB Large Cap Growth        Over $100,000
----------------------------
          Fund
       MTB Large Cap Value         Over $100,000
Fund
       MTB Mid Cap Stock           Over $100,000
Fund
       MTB International           Over $100,000
Equity
----------------------------
          Fund

Richard B. Seidel                                          $50,001-$100,000
     MTB Multi Cap Growth         $10,001-$50,000
Fund
     MTB Equity Income Fund       $10,001-$50,000

-------------------------------------------------------------------------

As of August __, 2005, the Funds' Board and Officers as a group owned less than 1% of each Fund's outstanding Shares.



INVESTMENT ADVISOR
The Advisor conducts investment research and makes investment decisions for the Funds.

The Advisor shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Advisor's and subadvisors' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and its shareholders by the M&T organization in addition to investment advisory services.

In assessing the Advisor's and subadvisors' performance of their respective obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Advisor's industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the advisor and subadvisors. This includes fees received for services provided to the Funds by other entities in the M&T organization and research services received by the Advisor and subadvisors from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the advisor and its affiliates as a result of the advisor's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the advisor's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.



The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Advisor and subadvisor on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisor and subadvisor. M&T provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.
Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the advisor's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisor and subadvisors and their respective affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the funds and/or the Advisor and subadvisors are responding to them.

The Board also receives financial information about the Advisor and subadvisors, including reports on the compensation and benefits the Advisor or subadvisors, as the case may be, derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by the Advisor's or subadvisor's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent). The reports also discuss any indirect benefit the Advisor or subadvisor may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the MTB family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by the Advisor.

In approving NWQ Investment Management Company LLC (NWQ) as the sub-advisor for Large Cap Value Fund and DePrince, Race & Zollo, Inc.
(DRZ) as the sub-advisor for Equity Income Fund, the Board carefully evaluated: (1) the search process that led to the Advisor's recommendation; (2) the nature, extent and quality of the services expected to be rendered to the Fund; (3) the distinct investment objective and policies of the Fund; (4) the history, organizational structure, financial condition and reputation of NWQ and DRZ, and the qualification and background of NWQ's and DRZ's personnel; (5) the practices and policies of NWQ and DRZ with respect to selecting brokers and executing trades; (6) certification by NWQ and DRZ of the existence and adequacy of an advisor compliance program under the Investment Advisers Act of 1940; (7) any regulatory, compliance or litigation matters; (8) business continuity and document management programs; (9) the investment performance records of NWQ and DRZ; (10) the reasonableness of the fees to be paid to and the profits to be realized by NWQ and DRZ (including any benefits to be received by NWQ or DRZ or their affiliates in connection with soft dollar arrangements); (11) whether the fees to be paid to NWQ and DRZ were competitive with the fees it charges other clients that are similarly managed; (12) how competitive forces in the market impacted the ability to secure the services of NWQ and DRZ and negotiate fees; (13) the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale; (14) the reasonableness of the fees that would be retained by MTBIA, before and after any voluntary waivers, and that there would be no changes to the advisory fees charged to the Fund; and (15) other factors deemed relevant. The Board relied upon MTBIA's report to the Board that the nature of the services to be provided by, and the fees to be paid to, NWQ and DRZ are no less favorable to the Fund than are available from other prospective sub-advisors, noting in that regard that all fees to NWQ and DRZ will be paid by MTBIA, and not by the Fund.

SUB-ADVISORS

Mid Cap Stock Fund
Prior to December 8, 2004, the Advisor delegated daily management of the Mid Cap Stock Fund to the sub-advisor, Independence Investment LLC (Independence).

For its services under the Sub-Advisory Agreement, Independence received an allocable portion of the advisory fee the Advisor received from the Mid Cap Stock Fund. The allocation was based on the amount of average daily net assets that Independence managed for the Fund. This fee was paid by the Advisor out of the fees it received from the Fund and was not a direct Fund expense. Independence was paid by the Advisor as follows:



Sub-Advisory Fee                  Average Daily Net Assets of the Fund
0.40%                             on assets up to $500 million
0.35%                             on assets in excess of $500 million

Effective December 8, 2004, the Advisor delegates daily management of the value component of the Mid Cap Stock Fund to a sub-advisor, LSV Asset Management (LSV). LSV also sub-advises the value component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Mid Cap Stock Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid a fee on the value portion of the average daily net assets (ADNA) of the Mid Cap Stock Fund it manages at the following annual rate: 0.50% on the first $100 million of ADNA, 0.40% on the next $100 million of ADNA and 0.35% on ADNA over $200 million. From time to time, LSV may voluntarily waive all or a portion of its subadvisory fee in its sole discretion. In that regard, LSV has voluntarily implemented a waiver of a portion of the subadvisory compensation it receives from MTBIA for managing the value component of the assets of the Small Cap Stock Fund and Mid Cap Stock Fund. The fee waiver will be calculated based on the total subadvisory fee LSV receives from MTBIA for managing these two funds and will reduce proportionately the subadvisory fee for each Fund based on assets under LSV management. This fee waiver will not change the rate of the advisory fee the Funds pay to MTBIA, but will increase the amount of the total advisory fee that MTBIA retains absent any further voluntary waiver by MTBIA.


Large Cap Growth Fund

Prior to July 1, 2004, when the Advisor assumed daily management of the Large Cap Growth Fund, the Advisor had delegated daily management of the Fund to the sub advisor, Montag & Caldwell, Inc. (M&C).

For its services under the Sub-Advisory Agreement, M&C received an allocable portion of the advisory fee the Advisor received from the Fund. The allocation was based on the amount of securities which M&C managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense. M&C was paid by the Advisor as follows:

---------------------------------------------------------------------
Sub-Advisory Fee          Average Daily Net Assets of the Fund
---------------------------------------------------------------------
---------------------------------------------------------------------
0.50%                     On the first  $50  million  average  daily
                          net assets
---------------------------------------------------------------------
---------------------------------------------------------------------
0.40%                     On the next $50 million  average daily net
                          assets
---------------------------------------------------------------------
---------------------------------------------------------------------
0.30%                     On the next  $100  million  average  daily
                          net assets
---------------------------------------------------------------------
---------------------------------------------------------------------
0.20%                     On  average  daily  net  assets  over $200
                          million
---------------------------------------------------------------------


International Equity Fund
The Adviser has delegated daily management of the International Equity Fund to the sub-adviser, UBS Global Asset Management (Americas) Inc.
(UBS). For its services under the Sub-Advisory Agreement, UBS receives an allocable portion of the advisory fee the Adviser receives from the International Equity Fund. The allocation is based on the amount of securities which UBS manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. UBS is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.40%             on  the  first  $50  million   average
                  daily net assets
---------------------------------------------------------
---------------------------------------------------------
0.35%             on  the  next  $150  million   average
                  daily net assets
---------------------------------------------------------
---------------------------------------------------------
0.30%             on average  daily net assets over $200
                  million
---------------------------------------------------------






Small Cap Stock Fund
The Adviser has delegated daily management of the value component of the Small Cap Stock Fund to a sub-advisor, LSV Asset Management (LSV). For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense. LSV is paid by the Advisor as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.65%             On  the  first  $50  million   average
                  daily net assets
---------------------------------------------------------
---------------------------------------------------------
0.55%             On average  daily net assets  over $50
                  million
---------------------------------------------------------

LSV has implemented a voluntary fee waiver, as described under Mid Cap
Stock Fund.

The Advisor has delegated daily management of the growth component of the Small Cap Stock Fund to a sub-advisor, Mazama Capital Management, Inc. (Mazama). For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee the Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense. Mazama is paid by the Advisor as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
0.70%             On average daily net assets
---------------------------------------------------------

Large Cap Value Fund
Effective December 8, 2004, the Advisor delegates daily management of the Large Cap Value Fund to a sub-advisor, NWQ Investment Management Company LLC (NWQ). NWQ was founded in 1982 and became a wholly-owned subsidiary of United Asset Management Corp. (UAM) in 1992. In 2000, UAM was acquired by Old Mutual Plc. On August 1, 2002, Nuveen Investments, Inc. purchased NWQ from Old Mutual Plc and NWQ, which had been
incorporated, was merged into a Limited Liability Company.   For its
services under the Sub-Advisory Agreement, NWQ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Large Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. NWQ is entitled to be paid a fee at the annual rate of 0.45% of the average daily net assets of the Large Cap Value Fund that it manages.

Equity Income Fund
Effective December 8, 2004, the Advisor delegates daily management of the Equity Income Fund to a sub-advisor, DePrince, Race & Zollo, Inc.
(DRZ). DRZ is owned by three principals, Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. Each of these partners own roughly 30% of the business. In 2001, equity was distributed to other key investment professionals Kelly Carbone, Director of Marketing, Jill Lynch, Director of Large-Cap Research, and Greg Ramsby, Director of Small-Cap Research.. For its services under the Sub-Advisory Agreement, DRZ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Equity Income Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. DRZ is entitled to receive a fee at the annual rate of 0.40% of the average daily net assets of the Equity Income Fund it manages.


Portfolio Manager Information
The following information about the Funds' Portfolio Managers is provided as of the end of the Funds' most recently completed fiscal year.

MTB Investment Advisors, Inc.

Thomas R. Pierce



                                   Total Number of
Other Accounts Managed by               Other
Thomas R. Pierce                  Accounts Managed/
                                    Total Assets*
Registered Investment             7 / $720,455,474
Companies
Other Pooled Investment                   0
Vehicles
Other Accounts                            0
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Conservative Growth Fund, Moderate Growth Fund and Aggressive Growth Fund: ______.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Pierce's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Pierce's investment performance relative to the benchmarks for all of the funds that he manages (including retail MTB Funds not offered by the Variable Annuity Funds' Prospectus). The benchmarks for the three Funds offered by the Variable Annuity Funds' Prospectus are 60% to S&P 500 and 40% to Lehman Aggregate. In addition, as the Managing Director of Equity Research, a component of Mr. Pierce's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Pierce's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Mark J. Stevenson



                                   Total Number of
Other Accounts Managed by               Other
Mark J. Stevenson                 Accounts Managed/
                                    Total Assets*
Registered Investment             3 / $100,000,000
Companies
Other Pooled Investment                   0
Vehicles
Other Accounts**                  454/ $300,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

**Portfolio Manager is a dual employee of MTBIA and M&T Bank. All of the "Other" accounts shown are accounts of the Trust Department of M&T Bank. As of March 31, 2005, the numbers listed for the Other Accounts changed to 264/$180,000,000.

Dollar value range of shares owned in the Conservative Growth Fund, Moderate Growth Fund and Aggressive Growth Fund: ______.

Compensation Structure

Mr. Stevenson's salary consists primarily of a base salary with a year-end bonus based in part on Trust account maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. No compensation besides a salary is received with respect to the management of the Funds or any other mutual fund.

Mr. Stevenson's performance is formally evaluated annually and based on a variety of factors. Salary is based on job responsibilities in both the management of Trust client assets and those deriving from the management of both the retail and Variable Annuity Managed Allocation Funds. Bonus is based in part on Trust account maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. Deferred stock options are awarded at year end based purely on the discretion of M&T Bank senior management.

Allen J. Ashcroft



                                   Total Number of
Other Accounts Managed by               Other
Allen J. Ashcroft                 Accounts Managed/
                                    Total Assets*
Registered Investment             5 / $260,078,961
Companies
Other Pooled Investment                   0
Vehicles
Other Accounts                            0
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Large Cap Growth Fund:
$100,001-$500,000.

Compensation Structure

The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Mr. Ashcroft's compensation is based upon a base salary and an annual incentive bonus. The fixed salary is based on the job description of the position and overall qualifications of the individual. For the year ended December 31, 2004, his bonus was based on the Fund's performance and how his stock selection fared in this and other portfolios, in the sectors which he covers as an analyst (Energy, Consumer Staples), relative to relevant benchmarks.

The performance portion of Mr. Ashcroft's bonus is based on the time weighted rates of return for the funds he manages compared to the S&P Barra Growth Index with the heaviest emphasis on current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long term track record.



Byron J. Grimes



                                   Total Number of
Other Accounts Managed by               Other
Byron J. Grimes                   Accounts Managed/
                                    Total Assets*
Registered Investment             5 / $236,121,420
Companies
Other Pooled Investment                   0
Vehicles
Other Accounts                            0
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Large Cap Growth Fund: None.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

Dollar value range of shares owned in the Balanced Fund: None.

Dollar valur range of shares owned in the Social Balanced Fund: None.













Compensation Structure

The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Mr. Grimes' compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. For the year ended December 31, 2004, Mr. Grimes' bonus was a contractual amount determined during discussions at his hiring. The bonus going forward will be determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to budget; and his investment performance relative to the S&P Barra Growth Index, the benchmark for all of the funds that he manages. In addition, as the Managing Director of Equity Portfolio Management, a component of his incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Grimes' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the S&P Barra Growth Index with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Mark Tompkins



                                   Total Number of
Other Accounts Managed by               Other
Mark Tompkins                     Accounts Managed/
                                    Total Assets*
Registered Investment              1 / $80,100,000
Companies
Other Pooled Investment                   0
Vehicles
Other Accounts                     24/$47,462,804
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the New York Municipal Bond Fund:
None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Tompkins' performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Tompkins' investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Fund is the Lehman New York Tax-Exempt Bond Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Tompkins' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



Kimberly M. Rogers



                                   Total Number of
Other Accounts Managed by               Other
Kimberly M. Rogers                Accounts Managed/
                                    Total Assets*
Registered Investment            4 / $4,871,532,356
Companies
Other Pooled Investment                   0
Vehicles
Other Accounts                     23/$81,444,720
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the U.S. Government Money Market
Fund: None.

Dollar value range of shares owned in the Prime Money Market Fund: None.

Dollar value range of shares owned in the Money Market Fund: $1-$10,000.

Dollar value range of shares owned in the U.S. Treasury Money Market
Fund: None.



Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Ms. Rogers' performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Ms. Rogers' investment performance relative to the benchmarks for the fund that she manages. The benchmarks for the Funds are: U.S. Government Money Market Fund (iMoney Net Government Average); Prime Money Market Fund (iMoney Net First Tier Institutional Average); Money Market Fund (iMoney Net First Tier Average); and U.S. Treasury Money Market Fund (iMoney Net Treasury Average). The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Ms. Rogers' incentive bonus is based on the time weighted rates of return for the funds she manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



Rebecca Dyson



                                   Total Number of
Other Accounts Managed by               Other
Rebecca Dyson                     Accounts Managed/
                                    Total Assets*
Registered Investment             3 / $325,644,091
Companies
Other Pooled Investment                   0
Vehicles
Other Accounts                      3/$60,304,798
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Tax Free Money Market Fund:
None.

Dollar value range of shares owned in the New York Tax-Free Money
Market Fund: None.

Dollar value range of shares owned in the Pennsylvania Tax-Free Money Market Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Ms. Dyson's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Ms. Dyson's investment performance relative to the benchmarks for the fund that she manages. The benchmarks for the Funds are: Tax Free Money Market Fund (iMoney Net Tax Free Average); New York Tax-Free Money Market Fund (iMoney Net Tax Free State Specific Average); and Pennsylvania Tax-Free Money Market Fund (iMoney Tax Free State Specific Average). The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Ms. Dyson's incentive bonus is based on the time weighted rates of return for the funds she manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



Mark Schultz



                                   Total Number of
Other Accounts Managed by               Other
Mark Schultz                      Accounts Managed/
                                    Total Assets*
Registered Investment             4 / $532,124,633
Companies
Other Pooled Investment                   0
Vehicles
Other Accounts                            0
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Large Cap Stock Fund:
$10,001-$50,000.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

Dollar value range of shares owned in the Mid Cap Growth Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund:
$1-$10,000.











Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Dr. Schultz's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Dr. Schultz's investment performance relative to the benchmarks for the fund that he manages. The benchmark for the mid-cap growth portion of Dr. Schultz's mandate is the S&P 400/Barra Growth Index and the benchmark for the large cap portion is the S&P 500 Index. In addition, as the Assistant Director of Equity Research, a component of Dr. Schultz's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.



Clarence W. Woods, Jr.



                                   Total Number of
Other Accounts Managed by               Other
Clarence W. Woods, Jr.            Accounts Managed/
                                    Total Assets*
Registered Investment
Companies
Other Pooled Investment
Vehicles
Other Accounts
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Equity Index Fund: $1-$10,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Woods' performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Woods' investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Fund is the S&P 500 Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Woods' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



James E. Thorne



                                   Total Number of
Other Accounts Managed by               Other
James E. Thorne                   Accounts Managed/
                                    Total Assets*
Registered Investment             2 / $142,832,365
Companies
Other Pooled Investment                   0
Vehicles
Other Accounts                            0
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Small Cap Growth Fund:
$1-$10,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Tompkins' performance is formally evaluated annually and based on a variety of factors. The fixed salary is based on the job description of the position as Mr. Thorne was also hired as an Economist and overall qualifications of the individual. For the year ended December 31, 2004, his bonus was based on the Fund's performance and how his stock selection fared in this and other portfolios, in the sectors which he covers as an analyst covering the IT Services sector of the S&P 500 Index.

The performance portion of Mr.Thorne's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the Russell 2000 Growth Index with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



Susan L. Schnaars



                                   Total Number of
Other Accounts Managed by               Other
Susan L. Schnaars                 Accounts Managed/
                                    Total Assets*
Registered Investment             2 / $291,000,000
Companies
Other Pooled Investment                   0
Vehicles
Other Accounts                     34/$550,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Maryland Municipal Bond Fund:
None.

Dollar value range of shares owned in the Pennsylvania Municipal Bond
Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Ms. Schnaars' performance is formally evaluated annually and based on a variety of factors. Her bonus is partially determined by the investment performance of the funds she manages relative to the benchmarks for those funds. The benchmark for the MTB Maryland Municipal Bond Fund is the Lipper Other States Intermediate Municipal Funds Average and the benchmark for the MTB Pennsylvania Municipal Bond Fund is the Lipper Pennsylvania Intermediate Municipal Funds Average.. In addition, her bonus is also based on other job responsibilities at MTB Investment Advisors, Inc., such as institutional investment account management and client relationship management, risk control/adherence to process management guidelines, and participation in new business activities such as the attraction of new accounts or the addition of assets to existing accounts. The bonus can be paid in cash and/or stock options in M&T Bank Corporation. Deferred stock options awarded at year-end are based purely on the discretion of M&T Bank senior management.



Wilmer C. Stith III



                                   Total Number of
Other Accounts Managed by               Other
Wilmer C. Stith III               Accounts Managed/
                                    Total Assets*
Registered Investment             5 / $701,000,000
Companies
Other Pooled Investment             1/$1,200,000
Vehicles
Other Accounts                     54/$646,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Intermediate-Term Bond Fund:
None.

Dollar value range of shares owned in the Short Corporate Bond Fund:
None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Stith's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Stith's investment performance relative to the benchmarks for the funds that he manages. The benchmark for the Intermediate-Term Bond Fund is the Lehman Intermediate Government Credit Bond Index and the Lipper Intermediate Investment Grade peer group. The benchmark for the Short Term Corporate Bond Fund is the Lehman Brothers 1-3 Year Government Credit Bond Index and the Lipper Short Investment Grade peer group. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Stith's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



James M. Hannan



                                   Total Number of
Other Accounts Managed by               Other
James M. Hannan                   Accounts Managed/
                                    Total Assets*
Registered Investment             4 / $683,000,000
Companies
Other Pooled Investment                   0
Vehicles
Other Accounts                     27/$767,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the U.S. Government Bond Fund:
None.

Dollar value range of shares owned in the Income Fund: None.

Dollar value range of shares owned in the Balanced Fund: None.

Dollar value range of shares owned in the Social Balanced Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Hannan's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Hannan's investment performance relative to the benchmarks for the funds that he manages. The benchmark for the U.S. Government Bond Fund is the Lehman U.S. Government Bond Index and the Lipper General U.S. Government peer group. The benchmark for the Income Fund is the Lehman Aggregate Bond Index and the Lipper Corporate A Rated peer group. The benchmark for the fixed income portion of the Balanced Fund is the Lehman Brothers Aggregate Bond Index and the Lipper Corporate A rated peer group. The benchmark for the fixed income portion of the Social Balanced Fund is the Lehman Brothers Aggregate Bond Index and the Lipper Corporate A rated peer group. In addition, as Managing Director of Fixed Income, a component of Mr. Hannan's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Hannan's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.







Conflicts of Interest (MTBIA Portfolio Managers)

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

o The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. MTBIA seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, MTBIA has adopted procedures for allocating portfolio transactions across multiple accounts.

o With respect to many of its clients' accounts, MTBIA determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, MTBIA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, MTBIA may place separate, non-simultaneous, transactions for a Fund and other accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

o The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where MTBIA has an incentive, such as a performance-based management fee, which MTBIA may charge in the future to some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

MTBIA has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

See also the "Advisor Potential Conflict" section in the Prospectus regarding the conflicts of interest in managing the Managed Allocation Funds.



NWQ Investment Management Company LLC

Edward C. Friedel, CFA



                                   Total Number of
Other Accounts Managed by               Other
Edward C. Friedel, CFA            Accounts Managed/
                                    Total Assets*
Registered Investment              2 / $68,300,000
Companies
Other Pooled Investment           7 / $633,400,000
Vehicles
Other Accounts                          460/
                                   $19,843,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account. For purposes of this column, separately managed account (wrap-fee) programs in which NWQ is a manager are reported as one account per investment product.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Large Cap Value Fund: None.





Compensation Structure

NWQ's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios, an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package includes the availability of an equity-like incentive for purchase (whose value is determined by the increase in profitability of NWQ over time) made to most investment professionals. NWQ is a majority-owned subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.



Jon D. Bosse, CFA


                                                       ----------------------
                                   Total Number of
Other Accounts Managed by               Other              Number of Other
Jon D. Bosse, CFA                 Accounts Managed/           Accounts
                                    Total Assets*       Managed/Total Assets
                                                        that are Subject to
                                                          Performance Fees
Registered Investment             3 / $414,300,000               0
Companies
Other Pooled Investment            7 / 633,400,000               0
Vehicles
Other Accounts                          559/              6 / $115,900,000
                                   $23,995,000,000
*None of the Accounts in this column has an advisory fee that is based on the performance of the account. For purposes of this column, separately managed account (wrap-fee) programs in which NWQ is a manager are reported as one account per investment product.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Large Cap Value Fund: None.

Compensation Structure

NWQ's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios, an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package includes the availability of an equity-like incentive for purchase (whose value is determined by the increase in profitability of NWQ over time) made to most investment professionals. NWQ is a majority-owned subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.

As of December 31, 2004, NWQ had six institutional accounts that have investment management fees calculated in part on the performance of the account versus a benchmark ("performance based fees accounts"). The performance based fee accounts are managed identically to other institutional accounts within the same strategy and there are no additional investment risks taken in conjunction with this type of investment management fee. The portfolio manager who manages these performance based fee accounts does not receive any additional compensation from these accounts based on any performance fees received from such accounts.





Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

o The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating portfolio transactions across multiple accounts.

o With respect to many of its clients' accounts, NWQ determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NWQ may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

o The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

NWQ has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.



Mazama Capital Management, Inc.



Ronald A. Sauer


                                                       -----------------------
                                   Total Number of
Other Accounts Managed by               Other               Number of Other
Ronald A. Sauer                   Accounts Managed/    Accounts Managed/Total
                                    Total Assets*          Assets that are
                                                       Subject to Performance
                                                                Fees
Registered Investment            11 / $1,167,000,000              0
Companies
Other Pooled Investment            5/$140,170,000                 0
Vehicles
Other Accounts                    70/$3,922,000,000       2 / $217,100,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Stephen C. Brink, CFA


                                                       -----------------------
                                   Total Number of
Other Accounts Managed by               Other               Number of Other
Stephen C. Brink, CFA             Accounts Managed/    Accounts Managed/Total
                                    Total Assets*          Assets that are
                                                       Subject to Performance
                                                                Fees
Registered Investment            11 / $1,167,000,000              0
Companies
Other Pooled Investment            5/$140,170,000                 0
Vehicles
Other Accounts                    70/$3,922,000,000       2 / $217,100,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Gretchen Novak, CFA


                                                       -----------------------
                                   Total Number of
Other Accounts Managed by               Other               Number of Other
Gretchen Novak, CFA               Accounts Managed/    Accounts Managed/Total
                                    Total Assets*          Assets that are
                                                       Subject to Performance
                                                                Fees
Registered Investment            11 / $1,167,000,000              0
Companies
Other Pooled Investment            5/$140,170,000                 0
Vehicles
Other Accounts                    70/$3,922,000,000       2 / $217,100,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Timothy P. Butler


                                                       -----------------------
                                   Total Number of
Other Accounts Managed by               Other               Number of Other
Timothy P. Butler                 Accounts Managed/    Accounts Managed/Total
                                    Total Assets*          Assets that are
                                                       Subject to Performance
                                                                Fees
Registered Investment            11 / $1,167,000,000              0
Companies
Other Pooled Investment            5/$140,170,000                 0
Vehicles
Other Accounts                    70/$3,922,000,000       2 / $217,100,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Michael D. Clulow, CFA


                                                       -----------------------
                                   Total Number of
Other Accounts Managed by               Other               Number of Other
Michael D. Clulow, CFA            Accounts Managed/    Accounts Managed/Total
                                    Total Assets*          Assets that are
                                                       Subject to Performance
                                                                Fees
Registered Investment            11 / $1,167,000,000              0
Companies
Other Pooled Investment            5/$140,170,000                 0
Vehicles
Other Accounts                    70/$3,922,000,000       2 / $217,100,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Small Cap Stock Fund: None.



Compensation Structure (Mazama)

Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of the portfolio management team aligned with those of the clients.

Each Portfolio Manager and Research Analyst ("Investment Team") receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management.

Equity incentives have been a significant part of Mazama's compensatioin plan since the firm's inception. In total, including founding equity, the Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.

The Investment Team manages the portfolios in aggregate terms, focusing on the overall strategy, which is then implemented at the portfolio level. In other words, the Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Instead, they are compensated based on overall fees received by the firm. This incentive compensation structure keeps each member of the team focused on the relative performance of the aggregate portfolio versus its benchmark. Cash compensation increases as assets under management increase, whether by appreciation of by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between the portfolio returns and those of the Russell 2000 Growth Index.

Conflicts of Interest (Mazama)

There are no material conflicts of interest in connection with the Portfolio Manager's management of the Fund's investment and the investment of the other accounts in the above table.



LSV Asset Management

Josef Lakonishok


                                                       -----------------------
                                   Total Number of
Other Accounts Managed by               Other               Number of Other
Josef Lakonishok                  Accounts Managed/    Accounts Managed/Total
                                    Total Assets           Assets that are
                                                       Subject to Performance
                                                                Fees
Registered Investment            21 / $5,771,000,000              0
Companies
Other Pooled Investment          19/$1,217,000,0000               0
Vehicles
Other Accounts                   408/$30,058,000,000       13 / $1,700,000

-------------------------------------------------------------------------

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.

Robert W. Vishny


                                                       -----------------------
                                   Total Number of
Other Accounts Managed by               Other               Number of Other
Robert W. Vishny                  Accounts Managed/    Accounts Managed/Total
                                    Total Assets           Assets that are
                                                       Subject to Performance
                                                                Fees
Registered Investment            21 / $5,771,000,000              0
Companies
Other Pooled Investment          19/$1,217,000,0000               0
Vehicles
Other Accounts                   408/$30,058,000,000       13 / $1,700,000

-------------------------------------------------------------------------

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.

Menno Vermeulen, CFA


                                                       -----------------------
                                   Total Number of
Other Accounts Managed by               Other               Number of Other
Menno Vermeulen, CFA              Accounts Managed/    Accounts Managed/Total
                                    Total Assets           Assets that are
                                                       Subject to Performance
                                                                Fees
Registered Investment            21 / $5,771,000,000              0
Companies
Other Pooled Investment          19/$1,217,000,0000               0
Vehicles
Other Accounts                   408/$30,058,000,000       13 / $1,700,000

-------------------------------------------------------------------------

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.

Compensation Structure

The portfolio managers' compensation consists of a salary and a discretionary bonus. The base salary is based on the job description and the overall qualifications, experience and tenure at LSV, of the individual. Each of the portfolio managers is a partner of LSV and thereby receives a portion of the overall profit of the firm as part of his ownership interests.

The bonus is based upon the profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors, such as the individual's leadership and contribution to the strategic planning and development of the investment group.

Conflicts of Interest

Investment decisions are made by LSV's quantitative process separately for each portfolio based upon its current holdings, investment parameters and the portfolio's expected return as calculated by LSV's quantitative system. Product rebalancing takes place by product and is carried our serially for each portfolio (including separately managed accounts, unregistered funds and investment companies) invested in that product, generally beginning with the portfolio with the lowest expected return. Therefore, those portfolios which need the highest level of expected return improvement generally have first access to the widest set of investment opportunities. However, because LSV does not view an individual stock as important by itself, the concept of a limited investment opportunity is not applicable to LSV's investment approach.

LSV may be in the position of buying or selling the same security for a number of its clients at roughly the same time. Because of market fluctuations, the prices obtained on such transactions within a single day may vary substantially. In order to more equitably allocate the effects of such market fluctuations, for certain transactions, LSV may use an "averaging" procedure. Under this procedure, purchases or sales of a particular security for a client's account will at times be combined with purchases or sales of the same security for other clients on the same day. For aggregated trades that are partially filled, shares will be allocated pro-rata among participating accounts that day, based upon their pro-rata share of the order. All allocations are subject to change as a result of either cash considerations or the use of round lots.

There are no material conflicts created by the Portfolio Manager's compensation structure. LSV does not utilize soft dollars.

UBS Global Asset Management


Thomas Madsen



                                   Total Number of
Other Accounts Managed by               Other
Thomas Madsen                     Accounts Managed/
                                    Total Assets*
Registered Investment             4 / $850,000,000
Companies
Other Pooled Investment            3 / $2,400,000
Vehicles
Other Accounts                            0
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the International Equity Fund:
None.

Compensation Structure

The compensation received by portfolio managers at UBS Global AM, including Mr. Madsen, includes a base salary and incentive compensation based on their personal perfomance. UBS Global AM's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global AM's clients. Overall compensatioin can be grouped into four categories:

o Competitive salary, benchmarked to maintain competitive compensation opportunities.

o Annual bonus, tied to individual contributions and investment performance.

o UBS equity awards, promoting company-wide success and employee retention.

o Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.



Base salary is used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: (1) the firm's overall business success; (2) the performance of the respective asset class and/or investment mandate; and (3) an individual's specific contribution to the firm's results. UBS Global AM strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns the investment professionals' interests with those of UBS Global AM's clients.

UBS AG Equity. Senior investment professionals, such as Mr. Madsen, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global AM believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global AM feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

Partnership Incentive Program (PIP). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid- to longer-term, the program offers significant compensation opportunities for UBS Global AM's senior staff. Mr. Madsen is eligible for this program.

Conflicts of Interest

The management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector expsosures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portftolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Fund have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

















DePrince, Race and Zollo, Inc.

Gregory M. DePrince, CFA



                                   Total Number of
Other Accounts Managed by               Other
Gregory M. DePrince, CFA          Accounts Managed/
                                    Total Assets*
Registered Investment             4 / $283,948,448
Companies
Other Pooled Investment           2 / $204,165,503
Vehicles
Other Accounts                   83/ $2,564,243,845
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Equity Income Fund: None.

Jill M. Lynch



                                   Total Number of
Other Accounts Managed by               Other
Jill M. Lynch                     Accounts Managed/
                                    Total Assets*
Registered Investment             4 / $283,948,448
Companies
Other Pooled Investment           2 / $204,165,503
Vehicles
Other Accounts                   83/ $2,564,243,845
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Equity Income Fund: None.

Compensation Structure

As a boutique firm, DRZ has been able to create an entrepreneurial atmosphere that allows for significant personal and professional growth for all employees. The compensation structure consists of a base salary and a profit sharing program, which is based on firm profitability and individual contribution. Portfolio Managers' bonuses are tied to product performance and stock selection versus the benchmark. Performance is based on outperformance of an appropriate index. Subjective measurement is also included. Portfolio Managers are not compensated for bringing in new business. DRZ's compensation structure aligns their portfolio managers and analysts' interests with the interest of their clients.

Portfolio Managerss' bonuses are tied in part to product outperformance of the Russell 1000 Value and individual stock selection outperformance over a 12 month period.

Conflicts of Interest

[                         ]


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Funds, their Adviser and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are set forth in their entirety below.




                      MTB INVESTMENT ADVISORS, INC.
                           PROXY VOTING POLICY

                              INTRODUCTION
      MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients' accounts. In order to ensure that shares are voted in all appropriate circumstances, Adviser will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, Adviser has adopted this Proxy Voting Policy.
                     GENERAL STANDARDS AND APPROACH
      Each year, the Adviser receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote "for" or "against" a proposal often depends upon the context, the effects that adoption could have on the company's business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.
      Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, Adviser has engaged a third party, Institutional Shareholder Services, Inc. ("ISS") to perform the function of analyzing and providing recommendations on voting proxies.
      ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. Adviser has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of Adviser, which are set forth in detail herein.
Accordingly, Adviser will generally follow the ISS recommendations in voting proxies.
      In general, Adviser believes that it is in the best interests of its clients to vote its clients' shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that Adviser believes will result in financial rewards for its clients.
      Adviser reserves the right to override any voting policy stated below when it believes that a vote contrary to a policy would be in the best interest of Adviser's clients. Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the Adviser's Board of Directors, or that Committee's designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.
      Adviser believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of Adviser's clients.



                          CONFLICTS OF INTEREST


      Adviser may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.
      The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Adviser as result of business conducted by ISS. The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to Adviser.
      Whenever a portfolio manager determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting
Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.
      For purposes of identifying conflicts under this policy, the Trade Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of Adviser, and other information actually known by a member of the Trade Management Oversight Committee.
      In the event that the Trade Management Oversight Committee determines that Adviser has a material conflict of interest with respect to a proxy proposal, then Adviser shall either:
            1. Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee's designee;
            OR
            2.  Prior to voting on the proposal, either:
            (i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party
      (or have the third party vote such proxy); or
            (ii) Fully disclose the nature of the conflict to the client(s), and obtain the client's consent as to how Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted). Adviser may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee's designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where Adviser determines that refraining from voting a proxy is in the client's best interest and the existence of a material conflict of interest shall not affect such a determination.
      The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by Adviser as well as the basis for any determination that Adviser does not have a material conflict of interest in respect of a particular matter.
ROUTINE MATTERS
VOTING FOR DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS.
Adviser will vote for the candidates nominated by management in uncontested elections unless there is a basis or reason for opposing such candidates, in which event Adviser shall withhold its vote for such candidates.
To the extent practicable, Adviser will consider the following factors when assessing reasons for opposing candidates in uncontested elections and making case-by-case voting determinations in contested elections:
    o Long-Term Corporate Performance Record. When Adviser believes that there has been consistent underperformance by a company, Adviser will consider the potential for effecting change when evaluating incumbent candidates and first-time candidates. As part of this consideration, Adviser will examine the company's financial performance measures, market-based performance measures, S&P Common Stock rankings, and any other applicable performance measures.
    o Composition of the Board and Key Board Committees. Adviser will consider a director to be independent if he or she has no connection to the company other than a board seat. Even if the board member has served on the board for over ten years, he/she will still be considered to be an independent director.
      Key board committees such as audit, compensation, and nominating committees should be composed entirely of independent directors. Votes for insider directors will normally be withheld if they serve on any of these committees. In addition, votes for inside directors should be withheld in instances where the full board serves as the audit, compensation, or nominating committee or in instances where the company does not have one of these committees.
    o Attendance at Meetings. An incumbent candidate should have attended at least 75 percent of the board and committee meetings. Mitigating circumstances for absenteeism may include the convening of relatively few meetings and other reasonable justifications that are not likely to reoccur.
    o Director's Investment in the Company. Ownership of a significant block of stock is a positive factor because it tends to align the director's interests with those of the shareholders. The lack of any stock holding or a small holding may be a negative factor in the absence of an explanation. Stock ownership should not be a factor in the case of candidates, such as academics or religious leaders, who may be qualified to serve but lack the wealth to buy stock.
    o Retired Chief Executive Officers (CEOs). Nominations of retired CEOs to boards of the companies they headed are generally not favored but may be supported in exceptional circumstances. For example, the nomination of a retired CEO with an outstanding record of performance by a nominating committee composed of independent directors would be viewed more favorably than the nomination of a former CEO with a lackluster performance record by directors who owe their positions to him.
    o Number of Other Board Seats. A candidate generally should not serve on more than four boards at once (except boards of registered investment companies that are a family of funds), especially if he or she holds a regular, full-time position apart from being a director.
    o Other Factors. Any other factor bearing on the qualifications of candidates to serve as directors, including but not limited to conviction of a crime, payment of greenmail, appearance of entrenchment, interlocking directorships, etc., may be considered.
RATIFYING AUDITORS.
Adviser will vote for resolutions to ratify auditors, unless there is reason to believe the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

CHANGES IN CORPORATE GOVERNANCE AND SHAREHOLDER RIGHTS
MAJORITY OF INDEPENDENT DIRECTORS.
Adviser will generally vote for shareholder resolutions seeking boards composed of a majority of independent directors.
Adviser will vote for shareholder resolutions seeking board audit committees, compensation committees, and nomination committees composed exclusively of independent directors.
Exceptions to the rule may be made where the board is already sufficiently independent and is fulfilling its fiduciary duty making support of such proposals unnecessary.
STAGGERED VERSUS ANNUAL ELECTIONS.
Adviser will vote for proposals to repeal classified boards and elect all directors annually.
Adviser will vote against proposals to classify boards.
A classified Board is one in which all directors are not elected in the same year; rather the directors' terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors.
CUMULATIVE VOTING.
Adviser will vote for proposals to permit cumulative voting in cases where there are insufficient good governance provisions and against in cases where there are sufficient good governance provisions.
Adviser will vote against proposals to eliminate cumulative voting. Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned, which is the so-called "one share, one vote" standard. A minority of companies allow cumulative voting, which permits shareholders to distribute the total number of votes they have in any manner they see fit when electing directors. For example, if a shareholder owns 50,000 shares and three director seats are open for election, the shareholder may cast 150,000 votes for one candidate (or otherwise distribute his 150,000 votes as he desires).
While cumulative voting can be an important tool to promote management accountability, the need for such a policy should be evaluated in concert with the company's other governance provisions. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting in not essential. However, it would be necessary for a company's governing documents to contain the following provisions for Adviser to vote against providing for cumulative voting:
(a) Annually elected board;
(b) Majority of board composed of independent directors;
(c) Nominating committee composed solely of independent directors;
(d) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests);
(e) Ability of shareholders to call special meetings or to act by written consent with 90 days' notice;
(f) Absence of superior voting rights for one or more classes of stock. For example, an unacceptable structure could consist of two classes of stock where Class A stock was entitled to one vote per share and Class B stock was entitled to 10 votes per share;
(g) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders;
(h) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead hand poison pill);
(i) (Optional) Published statement of board governance guidelines, including a description of the process for shareholders to submit director nominees that ensures valid nominees are considered.
In addition to these desired governance provisions, the company's performance must be comparable to that of its peers or the board must have demonstrated its focus on increasing shareholder value by taking action to improve performance. For example, the board may have recently replaced management or changed strategic direction.
PREEMPTIVE RIGHTS.
Adviser will vote on a case-by-case basis regarding shareholder proposals seeking preemptive rights.
Preemptive rights guarantee existing shareholders the first opportunity to purchase shares of new stock issues in the same class they already own and in an amount equal to the percentage of stock they own. While shareholders may not choose to exercise their right, it at least affords them some protection from involuntary dilution of their ownership interest, as well as an opportunity to save a brokerage commission. The absence of these rights could cause stockholders' interest in a company to be reduced by the sale of additional shares without their knowledge and at prices that are unfavorable to them. Generally, we do not believe the cost of implementing preemptive rights is justified by the value added to shareholders. In evaluating proposals on preemptive rights, Adviser will look at the size of the company and the characteristics of its shareholder base.
STOCK OWNERSHIP REQUIREMENTS.
Adviser will vote against shareholder resolutions requiring directors to own a minimum amount of company stock to qualify as a director or remain on the board.
TERM OF OFFICE.
Adviser will vote against shareholder proposals to limit the tenure of outside directors.
AGE LIMITS
Adviser will vote against shareholder proposals to impose mandatory retirement age for outside directors.
DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION.
Adviser will vote for proposals for indemnification and liability protection that satisfy the following conditions: (1) the director must have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, (2) such protection does not extend beyond legal expenses to acts involving gross negligence or other violations of the duty of care that exceed reasonable standards,
(3) such protection does not extend to acts involving a breach of the duty of loyalty or self dealing, (4) such protection does not limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; and (5) such protection does not extend to acts involving criminal activity. Adviser will vote against proposals that are overly broad.
SEPARATING CHAIRMAN AND CEO.
Adviser will vote shareholder proposals requiring that the positions of chairman and CEO be held separately on a case-by-case basis.
In cases in which corporate performance is average or better relative to a peer group and market index, Adviser will vote against shareholder proposals to separate the positions. In cases in which performance is below average, Adviser will generally vote for resolutions to separate the positions, especially if the same person has held both positions over a sustained period of underperformance.
SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS.
Adviser will vote against proposals that provide that directors may be removed only for cause.
Adviser will vote for proposals to restore shareholder ability to remove directors with or without cause.
Adviser will vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Adviser will vote for proposals that permit shareholders to elect directors to fill board vacancies.
Shareholders' ability to remove directors, with or without cause, is either prescribed by a state's business corporation law, an individual company's articles of incorporation, or its bylaws. Many companies have solicited shareholder approval prohibiting the removal of directors except for cause (guilty of self-dealing, fraud, or misappropriation of company assets). This type of prohibition insulates the directors from removal by shareholders even if the director has been performing poorly, not attending meetings, or not acting in the best interest of shareholders. In addition, proposals will often be bundled to contain provisions which specify that if a board vacancy exists, only the continuing directors may appoint new directors to fill the vacancies, further insulating the board by allowing directors to fill a vacancy of a board member removed by shareholders.
SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETINGS.
Adviser will vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Adviser will vote for proposals that remove restrictions on the right of shareholders to call special meetings independently of management. According to the Institutional Shareholder Services, Inc. (ISS) database, most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. The laws in some states vest corporations with the discretion to limit or deny altogether the right of shareholders to call a special meeting. States that provide this right may require that the shareholder proponent, or group of shareholders, own a specified percentage of the outstanding shares (10 percent is a common requirement) to bring the proposal for a special meeting to a shareholder vote. The percentage of shareholder votes required to force the corporation to call a special meeting varies from state to state. ISS reports that 129 of the S&P 500 companies either do not provide for the right of shareholders to call special meetings or place voting restrictions on the right. The remaining 371 companies allow the right to call special meetings. Special meetings give shareholders the ability to take such actions as removing directors, initiating a shareholder resolution, or responding to a beneficial offer if the bidder cannot call a special meeting, without having to wait for the next scheduled meeting. The inability to call a special meeting could be detrimental to the interests of shareholders.
The most common management proposals regarding special meetings seek higher vote requirements to call special meetings or elimination of the right to special meetings. These management proposals also may contain supermajority voting requirements for the amendment of special meeting restrictions, which effectively lock the restrictions in place. Shareholder resolutions regarding special meetings typically call for the restoration or expansion of the right to call special meetings.

SHAREHOLDERS' ABILITY TO ALTER THE SIZE OF THE BOARD.
Adviser will vote for proposals that seek to fix the size of the board. Adviser will vote against proposals that give management the ability to alter the size of the board without shareholder approval.
SHAREHOLDERS' ABILITY TO ACT BY WRITTEN CONSENT.
Adviser will vote against proposals to restrict or prohibit shareholders from taking action by written consent.
Adviser will vote for proposals to allow or make easier shareholder action by written consent.
A consent solicitation is similar to a proxy solicitation: consents are mailed to shareholders for their vote and signature, and they are then delivered to management. The only procedural difference is that the consent process ends with delivery of the consents. If enough consents are returned, the subject of the consent is deemed ratified. By contrast, a proxy solicitation must end with a meeting because proxy cards merely authorize the indicated "proxy" to cast a vote at a shareholder meeting. A signed consent is itself a final vote and, as such, does not require a vote by proxy at a shareholder meeting. Consent solicitations can be advantageous to both shareholders and management because the process is less expensive than holding a physical meeting, and shareholders can simply respond to the proposal by mail. Institutional Shareholder Services, Inc. (ISS) reports that 350 of the S&P 500 companies allow shareholder action by written consent. The remaining 150 companies either do not allow action by written consent or place restrictions on such action.
Many states require a unanimous shareholder vote for the subject of a consent solicitation to become effective, according to ISS. In other states, consent subjects are ratified if the consent vote matches the ratification vote required at a shareholder meeting.
Detractors of the ability to act by written consent argue that since shareholders are not required to provide advance notice to the SEC of their intention to take action by written consent, a consent solicitation aimed at replacing a board or other takeover measure can be inherently coercive because it does not allow shareholders enough time to evaluate their actions properly. Shareholder rights advocates counter that institutional investors possess the expertise and resources to evaluate a consent solicitation in the allotted time. PROXY CONTESTS
VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS.
Contested elections involving the nomination of an entire board of directors in opposition to the current board (hostile takeover) or the nomination of a minority of directors in opposition to the management slate (proxy contest) shall be voted on a case-by-case basis with the vote determined by the Adviser's Trade Management Oversight Committee or that Committee's designee.
Among the relevant considerations for a determination of the vote are the overall long-term financial performance of the target company, management's track record, background of the proxy contest, qualifications of director nominees, evaluation of the positions of both sides and likelihood of accomplishing proposed objectives, and stock ownership holdings.
REIMBURSING PROXY SOLICITATION EXPENSES.
Adviser will vote shareholder proposals that provide for full reimbursement for dissidents waging a proxy contest on a case-by-case basis.
Generally, the reimbursement system is currently biased as reimbursement for incumbents is rarely denied with reimbursement of dissidents only being paid if they gain control of the company. Factors to be considered in determining how to vote include the identity of persons who will pay solicitation expenses, estimated total cost of solicitation, total expenditures to date, fees to be paid to proxy solicitation firms, and the terms of a proxy contest settlement, if applicable. If the request for reimbursement is after the proxy contest, consider the percentage of the votes captured by the dissidents and management, the issues involved, and the expected benefits resulting from the proxy contest as well as the total amount requested in efforts to estimate a reasonable cost for lawyer fees, professional solicitors, investment bankers, travel costs, mailing and printing.


COMPENSATION
EXECUTIVE COMPENSATION PLANS.
Adviser will vote on stock option plans, incentive plans, and other executive compensation plans on case-by-case determinations of reasonableness.
Adviser will evaluate executive compensation plans by measuring shareholder value transfer (SVT) using a Binomial Model developed by Institutional Shareholder Services (ISS), which is a variation of the widely known Black-Scholes mathematical option pricing formula and allows for the possibility of early option exercise and other characteristics unique to nonpublicly traded options, and voting power dilution (VPD). Voting power dilution is the relative reduction in voting power as stock-based incentives are exercised and existing shareholders' proportional ownership in a company is diluted. SVT and VPD, as calculated by ISS, are compared to an industry-specific, market cap-based benchmark (allowable cap) calculated by ISS. If SVT and VPD are less than the allowable cap, Adviser will generally vote in favor of the plan; if SVT and VPD are greater than the allowable cap, Adviser will generally vote against the plan. Although no single factor below may be dispositive of a voting determination, other factors to be considered are as follows:
    o Option Exercise Price. Adviser does not favor option exercise prices for executives that are less than 100 percent of fair market value at the grant date.
    o Replacing or Repricing Awards or Grants. Adviser does not favor stock option plans with provisions that allow the repricing of options already granted at a lower exercise price or that allow participants to swap options already granted for lower priced options. (This policy relates to so-called "underwater" options, for which the stock price has dropped below the exercise price.) An exception may be considered if the decline in stock price results from a market phenomenon rather than company-specific poor performance.
    o Omnibus or Blank Check Stock Plans. Adviser does not favor "omnibus" or "blank check" stock plans that give directors broad discretion to decide how much and what kind of stock to award, when to make awards, and to whom the awards should be made. (Omnibus plans authorize five or more different types of awards.)
    o Pyramiding. Adviser generally does not favor "pyramiding," a cashless form of stock option exercise that permits the payment for stock options with previously owned, appreciated shares in successive, short-term transactions, thus pyramiding a small stock holding into a larger holding.
    o Stock Appreciation Rights. Adviser does not favor stock appreciation rights, which allow the recipient to collect, in cash, the difference between the exercise price and the market price of an option without having to make a personal cash outlay to exercise the option.
    o Reload Options (also termed Restoration Options, Incremental Stock Ownership, or Accelerated-Ownership Options). Adviser does not favor reload stock options, which is a compensation scheme that grants a new option for each exercise of a plan participant's stock options. Reloads come into play only when an option holder pays to exercise with stock; the new option is granted for shares turned in, at the current market price. The risk that a plan participant will not have captured the highest stock price is eliminated because every time an option is exercised, another option replaces the exercised option. This enables the participant to continue to realize all the upside potential inherent in the original stock option grant.
    o Restricted Stock. Adviser does not favor grants of stock that are subject to restrictions but cost the recipient little or nothing and are not aligned with performance goals. Such shares are usually subject to forfeiture if the recipient leaves the company before a specified period of time. The restrictions usually lapse over three to five years, during which time the recipient cannot sell his shares but is typically entitled to vote the stock and receive dividends.
    o Change of Control Features. Adviser does not favor stock option plans that incorporate provisions for acceleration or cash-out upon a change in control of the company (e.g., mergers and acquisitions).
    o Loans to Executives. Adviser generally does not favor allowance of corporate loans to company officers for the purpose of buying stock, especially if the loans are at subsidized interest rates.
    o Amendments. Adviser does not favor plans that authorize the Board of Directors or its Compensation Committee to materially amend a plan without shareholder approval.
DIRECTOR COMPENSATION.
Adviser will vote for director compensation plans on a case-by-case basis.
Adviser favors director compensation plans that include a large component of stock-based compensation in proportion to the cash component. The same factors for assessing the reasonableness of executive compensation plans may be applied to director compensation proposals.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY.
Adviser will vote for shareholder proposals to limit executive and director compensation on a case-by-case basis.
Adviser will vote for shareholder proposals seeking additional disclosure of executive and director pay information that is relevant to voting determinations under this policy.
The policy considerations identified above for voting determinations on executive compensation plans may be relevant to determinations on shareholder proposals to limit executive and director compensation. Adviser opposes shareholder proposals that impose arbitrary limits on compensation.
GOLDEN AND TIN PARACHUTES.
Adviser will vote for shareholder proposals to submit golden and tin parachutes to shareholders for ratification.
Adviser will vote on a case-by-case basis for proposals to ratify or cancel golden or tin parachutes.
Management occasionally will propose a compensation plan that is triggered by both a change in control of the company (e.g., hostile takeover or merger) and termination of employment. These plans are commonly known as "golden parachutes" in the case of top management and "tin parachutes" in the case of middle management and other non-highly compensated employees. Shareholders should be allowed to vote on all plans of this type. Adviser will vote against parachute proposals that can be triggered by a mechanism or procedure that is within the control of management or that exceed three times the annual base salary and bonus of the recipients. The fact that a proposal includes reasonable provisions for guaranteed retirement and other benefits should not be viewed negatively.
EMPLOYEE STOCK OWNERSHIP PLANS (ESOP).
Adviser will vote for proposals seeking shareholder approval to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive (i.e., usually greater than 5 percent of the outstanding shares).
ESOPs are stock bonus plans, or combinations of stock bonus plans and money purchase pension plans, which qualify under the Internal Revenue Code of 1986, ERISA, and other statutory and regulatory requirements. The plans are designed to defer a portion of current employee income for retirement purposes.
EMPLOYEE STOCK PURCHASE PLANS.
Adviser will vote for proposals with an offering period of 27 months or less and voting power dilution (VPD) of ten percent or less and will vote against all other proposals.
Employee stock purchase plans give employees an opportunity to purchase stock (usually at a discount to market), primarily through payroll deductions. Such plans can lead to greater commitment from employees, provide performance incentives, and allow workers to share in the growth potential of their employer.
401(k) EMPLOYEE BENEFIT PLANS.
Adviser will vote for proposals to implement 401(k) savings plans for employees.
MERGERS AND CORPORATE RESTRUCTURINGS
MERGERS AND ACQUISITIONS.
Adviser will normally vote with management when a corporation is merging with, or into, or acquiring, or being acquired by another firm or company on a friendly basis. Hostile bids will be considered on a case-by-case basis.
Adviser's vote on proposed mergers or acquisitions should promote the long-term financial interest of its clients' accounts. Among the factors to be considered are:
    o existence of clear, long-term benefits to shareholders, such as demonstrable stock price appreciation;
    o whether a "fairness opinion" has been issued and, if so, its quality and the credibility of the provider;
    o anticipated financial and operating benefits, including synergies to be obtained, if any;
    o offer price;
    o preservation or elimination of shareholder rights;
    o whether insiders would acquire control blocks of stock or receive excessive compensation or takeover cash-outs;
    o other options that may be available.

ASSET SALES.
Adviser will vote for asset sales that yield reasonable value and that serve a stated corporate purpose, such as debt reduction, shedding an unprofitable business, elimination of diseconomies of scale or negative synergies, raising needed capital, etc.
Asset sales are often accompanied by an investment banker's opinion that compares the sale transaction with similar deals. The market response to the announcement of a proposed asset sale may also provide an indication of its effect on shareholders.

SPIN-OFFS.
Adviser will vote for spin-offs that add economic value to its clients' investment.
A spin-off is a corporate strategy that divides a segment or division of a large company into a separate corporate entity, the shares of which are distributed to existing shareholders as a bonus or dividend. By way of example, a corporation may spin off a business that is unprofitable or distracts from its core business. Among the factors that should be considered are the following:
    o tax and regulatory advantages;
    o market reaction to the announcement of proposed spin-off;
    o effects of spin-off on parent company;
    o planned use of sale proceeds;
    o managerial incentives that promote entrepreneurial behavior and better control over operations; and
    o possible motivation to thwart takeover attempts.
LIQUIDATIONS.
Adviser will vote on liquidations on a case-by-case basis after considering management's efforts to pursue other alternatives, the appraisal value of the assets, and the compensation plan for the executives managing the liquidation.
Although obviously not good news for long-term investors, a voluntary liquidation is generally more attractive for shareholders than either a bankruptcy or an offer for the company as a whole that is less than the value of its assets.
APPRAISAL RIGHTS.
Adviser will vote for proposals to restore or confer rights of appraisal.
Mergers and other corporate restructuring transactions are subject to appraisal rights in many states. Rights of appraisal provide shareholders that are not satisfied with the terms of certain corporate transactions the right to demand a judicial review to determine a fair value for their shares.
Appraisal rights also serve another important interest. If a majority of shareholders approve a given transaction, the exercise of appraisal rights by a minority shareholder will not necessarily prevent the transaction from taking place. If a small minority of shareholders succeed in obtaining what they believe to be a fair value, appraisal rights may benefit all shareholders. The downside of appraisal rights is that if enough shareholders dissented and the courts found that a transaction's terms were unfair, appraisal rights could prevent a transaction that other shareholders had already approved.
Unless a shareholder is certain that his stock is substantially undervalued in, for example, a merger transaction, initiating the appraisal process would not be worth the time, trouble, and expense. The dissenting shareholder also faces the possibility that he will receive less for his shares than the nondissenting group, which has happened.
BLANK CHECK PREFERRED STOCK.
Adviser will vote against proposals authorizing creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Adviser will vote for proposals to create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.
Adviser will vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Adviser will vote against proposals to increase the number of blank check preferred shares authorized for issuance when no shares have been issued or reserved for a specific purpose.
Adviser will vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.
Preferred stock is technically an equity security, but has certain features which liken it to debt instruments, such as fixed dividend payments, seniority of claims status over common stock and, in most cases, no voting rights (except on matters that affect the seniority of preferred stock as a class). The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting, conversion, distribution, and other rights to be determined by the board at the time of issue.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK.
Adviser will vote for shareholder proposals to have blank check preferred stock placements, other than those issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
DEBT RESTRUCTURINGS.
Adviser will vote on proposals to increase common and/or preferred stock and to issue shares as part of a debt restructuring on a case-by-case basis.
Factors which Adviser will consider when review debt restructurings proxies include dilution of ownership interest, change in control of the company, and potential for the company to go bankrupt should the restructuring not be approved.

TENDER OFFER DEFENSES
SHAREHOLDER RIGHTS PLANS ("POISON PILLS").
Adviser will vote for shareholder proposals calling for a company to submit its poison pill for shareholder ratification.
Adviser will generally vote against management proposals to adopt poison pills and for shareholder proposals to eliminate such poison pills.
Adviser may consider supporting a poison pill if the following factors are present:
    o 20% or higher flip-in level (a flip-in provision provides that shareholders of the target company are given the right to purchase, at a discount, shares of their own company should the acquirer surpass a specified ownership threshold);

    o sunset provisions of five years or less;
    o shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill; and

    o no dead-hand or no-hand features.
FAIR PRICE PROVISIONS.
Adviser will vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Adviser will vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Standard fair price provisions require that, absent board or shareholder approval of the acquisition, a bidder for the company must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between 5 to 20 percent of outstanding shares) that triggered the provision. This requirement tends to make the cost of acquisition prohibitively expensive. An acquirer may avoid such a pricing requirement by obtaining the support of at least a majority of disinterested shares (fair price provisions often require a supermajority vote requirement that may effectively prevent an acquirer from obtaining relief from shareholders). GREENMAIL.
Adviser will vote for proposals to adopt antigreenmail charter or bylaw amendments or to otherwise eliminate a company's ability to make greenmail payments.
Adviser will vote on a case-by-case basis regarding antigreenmail proposals when they are bundled with other charter or bylaw amendments. Greenmail payments are targeted stock repurchases by management from a party seeking control of the company, usually at a substantial premium over the market value of the shares.
PALE GREENMAIL.
Adviser will generally vote on a case-by-case basis for restructuring plans that involve the payment of pale greenmail.
Pale greenmail is nothing more than an effort by management and greenmailers to disguise the true nature of their transaction behind the veil of a restructuring or public share acquisition (as opposed to a targeted share acquisition). In general, the company will acquire all the shares of a certain shareholder(s) and then buy back a percentage of the remaining shares outstanding at an amount equal to or greater than the purchase price of the investor who targeted the company. Normally, this will result in a drop in the share value following the transaction that is greater than any premium received. However, since pale greenmail is typically disguised as part of a restructuring effort, it is not easily discovered. Even when discovered, the benefits to the proposed restructuring may outweigh the negative effects of the proposed share repurchase. Therefore, Adviser will evaluate restructuring plans that include the payment of pale greenmail on a case-by-case basis.
UNEQUAL VOTING RIGHTS.
Adviser will vote against proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations.
Adviser adheres to the "one share, one vote" philosophy: all holders of common equity must be treated equally.


SUPERMAJORITY VOTE REQUIREMENTS.
Adviser will vote against management proposals to require a supermajority shareholder vote to approve charter or bylaw amendments or to approve mergers and other significant business combinations. Adviser will vote for shareholder proposals to lower such supermajority requirements.
WHITE SQUIRE PLACEMENTS.
Adviser will vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.
White Squire Placements are placements of large blocks of corporate securities, or blank check preferred stock, with friendly third parties. This practice was followed by a series of placements done before a tender offer was threatened - the white squire placement - either to a private investor, a company's ESOP, another corporation or to an investment fund. These placements may possibly dilute existing shareholders' equity and voting positions.
PROPOSALS DESIGNED TO DISCOURAGE MERGERS AND ACQUISITIONS IN ADVANCE. Adviser will generally vote against proposals that direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids, unless the Adviser's investment mandate from the client directs Adviser to consider social implications of the account's investments.
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded: "amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal." Directors are elected primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests.
STATE TAKEOVER STATUTES.
Adviser will vote for proposals to opt out of state takeover statutes (control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, and disgorgement provisions) that are harmful to the long-term interests of shareholders.
Control Share Acquisition Statutes are a prevalent form of state-sponsored antitakeover legislation. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds (e.g., for Pennsylvania companies, those thresholds are 20%, 33%, and 50%). Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested investors.
Control Share Cash-Out Statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Freezeout Provisions force an investor who surpasses a certain ownership threshold in a company (usually between ten percent and 20 percent) to wait a specified period of time (usually two to five years) before gaining control of the company.
Fair Price Provisions contain a requirement that board and shareholder approval be obtained for all takeover bids that do not meet predetermined fair price standards.
Stakeholder laws permit directors, when taking action, to weigh the interests of constituencies other than shareholders - including bondholders, employees, creditors, customers, suppliers, the surrounding community, and even society as a whole - in the process of corporate decision making. In other words, such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.
Disgorgement Provisions require that an acquirer or potential acquirer of more than a certain percentage of a company's stock pay back, or disgorge to the company, any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profit provisions.
Antitakeover laws tend to entrench management by making it difficult to effect a change in control of the corporation. Such laws are often not in the best interests of the institutional investor because they decrease the chances of realizing full shareholder value.

MISCELLANEOUS CORPORATE GOVERNANCE ISSUES
SHARE REPURCHASE PROGRAMS.
Adviser will vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
REDUCING PAR VALUE OF COMMON STOCK.
Adviser will vote for management proposals to reduce the par value of common stock.



STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS.
Adviser will vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.
REVERSE STOCK SPLITS.
Adviser will vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced or to avoid delisting.
Adviser will vote case-by-case on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.
A reverse stock split is an exchange of a greater number of shares for a lesser number to increase the share price. The objective typically is to place the company's shares in an optimal trading range.
How could the number of authorized common shares increase to more than 100 percent of existing authorized shares in a reverse stock split, which should reduce the number of shares of common stock? Many companies reduce the number of outstanding shares of common stock through a reverse stock split but fail to reduce proportionately the number of shares authorized for issue. The result may effectively be a large increase in authorized share, in which case Adviser will evaluate the proposal as if it were a request for additional authorized shares. In extraordinary cases, Adviser will approve an increase in authorized shares resulting from a reverse split which would create a number of available shares in excess of the threshold amount if delisting of the company's stock is imminent and would result in greater harm to Adviser than the excessive share authorization.

INCREASE AUTHORIZED COMMON STOCK.
Adviser will vote case-by-case on proposals to increase the number of shares of common stock authorized for issuance after analyzing the company's industry and performance in terms of shareholder returns.


Adviser will vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Authorized common shares allow management to issue new stock in the future for ordinary business purposes such as raising new capital, funding stock compensation programs, funding business acquisitions, implementing stock splits, and paying stock dividends. (By contrast, outstanding common shares are the common stock that has been issued by the company.) Corporations typically request a large enough number of authorized shares to provide for projected needs as well as for unexpected financing needs and unanticipated opportunities. Continually seeking shareholder approval of additional stock authorizations each time a need to issue shares for ordinary business purposes arises would be costly and impractical.
When faced with a request to increase authorized common shares, Adviser will examine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after giving effect to the requested increase. Adviser recognizes that patterns of utilization of authorized common shares vary from industry to industry. Within a given industry, companies that have posted superior shareholder returns should be given more latitude with respect to capital stock increases than lesser-performing companies. Companies that have used authorized shares for stock splits and stock option plans with reasonable levels of dilution and value transfer should be given further leeway. Institutional Shareholder Services (ISS) compiles data on common stock proposals for companies comprising 98 percent of the investable U.S. equity market. Companies are classified into one of ten peer groups, and ISS divides companies within each peer group into four quartiles based on three-year total shareholder returns. An 11th peer group is designated for rapidly growing companies whose shares have recently become publicly traded. An "allowable increase" for a company is set within each quartile, with the largest allowable increases for top quartile performers and the smallest for bottom quartile companies. This allowable increase represents the maximum permitted number of available shares as a percentage of authorized shares after giving effect to the requested increase.
Adviser recommends votes against proposals to increase the number of authorized common shares when the available shares on a post-increase basis exceeds the allowable increase. Proposals to increase authorized common shares are supported when the available shares after giving effect to the increase falls within the allowable increase. Adviser recommends votes for increases beyond the allowable increase when a company's shares are on the verge of being delisted or if a company's ability to continue as a going concern is uncertain.

CHANGING CORPORATE NAME.
Adviser will generally vote for management proposals to change the corporate name.
REINCORPORATION PROPOSALS.
Adviser will generally vote for reincorporation proposals that are supported by sound business reasons and that do not significantly reduce shareholder rights or management accountability; otherwise, Adviser will generally vote against reincorporation proposals. CONFIDENTIAL VOTING.
Adviser will vote for proposals calling for corporations to adopt confidential voting, use independent vote tabulators, and use independent inspectors of election.
EQUAL ACCESS.
Adviser will vote for shareholder proposals that would allow significant shareholders equal access to management's proxy material
(i) to evaluate and propose voting recommendations on proxy proposals and director nominees or (ii) to nominate their own candidates to the board.
Equal access proposals seek to include a shareholder's perspective within the company's proxy statement. These proposals are designed to "even the playing field" in the proxy system by providing large company shareholders opportunity to discuss in the proxy statement the merits of management's director nominees, nominate and profile director candidates, and discuss other management-sponsored proposals.
BUNDLED PROPOSALS.
Adviser will vote on bundled proposals on a case-by-case basis, voting for bundled proposals of which the combined effect is positive and against all others.
A bundled proposal refers to any proxy proposal that includes a number of separate elements. Some bundled proposals are fair and straightforward, involving various elements that belong together both logically and functionally. However, certain bundled proxy proposals combine unrelated issues that should be presented as separate voting items. Some companies have deliberately used these types of proposals to manipulate the vote in order to pass a questionable proposal by bundling it with a proposal(s) that would likely pass on its own - a strategy similar to the use of riders and amendments in legislative packages.
SHAREHOLDER ADVISORY COMMITTEES.
Adviser will vote on proposals to establish shareholder advisory committees on a case-by-case basis after consideration of the potential benefits and disadvantages of the proposals.
ANNUAL MEETING LOCATION.
Adviser will normally vote against shareholder proposals to hold annual meetings somewhere other than where management desires.
DISCLOSURE.
Adviser will vote against proposals that would require any kind of government-related disclosure, such as the release of information on a corporation's military contracts, or any other unnecessary disclosure of business records.
investment company PROXIES
This section of the proxy guidelines relates to both open-end and closed-end investment companies. Open-end investment companies have no set limit on the number of shares they may issue. The value of an open-end fund's shares is determined solely by dividing the value of that fund's portfolio by the number of shares outstanding. Closed-end funds, on the other hand, have a capital stock structure akin to that of operating companies, as the number of shares they may issue is fixed. The shares of these funds trade on an exchange like other stocks and may be more or less valuable than the value of the fund's portfolio. The primary advantage of closed-end funds is that (1) they can be fully invested with far fewer liquidity concerns; and (2) they do not have to maintain the same level of liquidity as open-end funds, which must be able to redeem shares at the request of their investors. At the time this Proxy Voting Policy was adopted, Adviser did not manage any closed-end funds. However, issues relevant to closed-end funds are covered for the sake of completeness.
There are a few proxy issues that relate specifically to closed-end funds. Those will be noted below.
ELECTION OF DIRECTORS.
Adviser votes on director nominees will be evaluated on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; compensation of directors within the fund and family of funds; and, attendance at board and committee meetings.
Adviser will generally follow the same criteria used in the election of directors for a publicly traded corporation as discussed above.
APPROVE NEW CLASSES OR SERIES OF SHARES
Adviser will vote for the establishment of new classes or series of shares.



INVESTMENT ADVISORY AGREEMENTS.
Adviser will vote investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; investment performance compared with peers; and magnitude of fee increase.
Issues that can come up in these proxies are advisory fees, which will be evaluated based on the proposed fee change as it relates to variations in asset size, the fee change relative to fund performance, the fee structure of peers, and the nature of the fund's investment profile. Another issue is changing advisors from the fund to a subsidiary of the advisers or changing the advisory agreement due to a change in the structure or purpose of the fund.
CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION
Adviser will vote proposals to change a fundamental restriction to a nonfundamental restriction on a case-by-case basis, considering the following factors: the fund's target investments; the reasons given by the fund for the change; and, the projected impact of the change on the portfolio.
Fundamental investment restrictions are limits proscribed in the fund's charter document that determine the investment practices of the fund. Such restrictions may only be amended or eliminated with shareholder approval. Nonfundamental investment restrictions, by contrast, may be altered by the board of trustees.
CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Adviser will vote proposals to change a fund's fundamental investment objective to nonfundamental on a case-by-case basis.
Although it is generally undesirable for funds to change their investment objective arbitrarily, it may be acceptable to avoid the expense and uncertainty of future shareholder votes if the ability of the fund to thereafter change its objective is subject to reasonable limits and oversight by the Board.
CHANGE IN FUND'S SUBCLASSIFICATION
Adviser will vote changes in a fund's subclassification on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and, consolidation in target industry.
Occasionally a fund will seek shareholder approval to change its subclassification from a diversified to a nondiversified investment fund under the Investment Company Act of 1940. The fund's manager recommends such a change because it believes that the diversification requirements of the Act are constraining and that the fund's performance could benefit from the change.
NAME CHANGE PROPOSALS
Adviser will vote name change proposals on a case-by-case basis, considering the following factors: political/economic changes in the economic market; bundling with quorum requirements; bundling with asset allocation changes; and, consolidation in target market.
CHANGES TO THE CHARTER DOCUMENT
Adviser will vote changes to the charter document on a case-by-case basis, considering the following factors: the degree of change implied by the proposal; the efficiencies that could result; and regulatory standards and implications.
CHANGE THE FUND'S DOMICILE
Adviser will vote fund reincorporations on a case-by-case basis, considering the following factors: regulations of both states; required fundamental policies of both states; and, increased flexibility available.
CONVERT CLOSED-END FUND TO OPEN-END FUND [CLOSED-END FUNDS ONLY] Adviser will vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which fund invests; measures taken by the board to address the discount; and, past shareholder activism, board activity, and votes on related proposals.
PREFERRED STOCK PROPOSALS [CLOSED-END FUNDS ONLY]
Adviser will vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose; other reasons management gives; and, possible dilution for common shares.
PROXY CONTESTS
Adviser will vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which the fund invests; measures taken by board to address the issue; and, past shareholder activism, board activity, and votes on related proposals. DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Adviser will vote dispositions of assets/terminations/liquidations on a case-by-case basis, considering the following factors: strategies employed to save the company; the company's past performance; and, the terms of the liquidations.


AUTHORIZE BOARD TO HIRE/TERMINATE SUBADVISERS WITHOUT SHAREHOLDER
APPROVAL
Adviser will generally vote on a case-by-case basis with regard to proposals authorizing the board to hire/terminate subadvisers without shareholder approval.
A fund is not currently permitted to make such changes without obtaining an exemptive order, containing specific limitations and representations, from the Securities and Exchange Commission, the terms of which restrict the fund's ability to hire/terminate subadvisers arbitrarily.
DISTRIBUTION AGREEMENTS.
Adviser will generally vote for proposed distribution agreements as long as the agreements do not call for an excessive fee rate. Distribution Agreements provide for what is commonly known as Rule 12b-1 fees, which are paid from net assets used to promote the sale of the fund's shares. These fees provide a means of allowing the fund to increase asset size and realize economies of scale.
MASTER-FEEDER STRUCTURE
Adviser will vote for the establishment of a master-feeder structure or the investment of fund assets in an affiliated fund.
Master-feeder structures allow the fund to invest its assets in a pooled portfolio with funds having similar investment objectives. Generally, these types of arrangements lead to certain economies of scale and result in reduced operating costs and, ultimately, enhanced shareholder value. Investments in an affiliated fund may benefit investment performance and are subject to SEC rules against excessive compensation.

MERGERS
Adviser will vote merger proposals on a case-by-case basis, considering the following factors: the resulting fee structure; the performance of both funds; and continuity of management personnel.
SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT Adviser will vote against the establishment of a director ownership requirement.
Adviser is generally in favor of director ownership of fund shares. However, in large fund complexes, it may be impractical or undesirable for directors to own shares of each fund in the complex. Therefore, Adviser believes that the terms of such a policy should be determined by the board in conjunction with the fund's management and sponsor. SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED Adviser will vote on the reimbursement of expenses on a case-by-case basis.
SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISER
Adviser will vote shareholders proposals to terminate the investment adviser on a case-by-case basis, considering the following factors: performance of the fund's NAV; and, the fund's history of shareholder relations.
SOCIAL AND ENVIRONMENTAL ISSUES.
Adviser will generally abstain from voting on proposals dealing with other social and environmental issues in instances in which the best economic interests of Adviser's clients will not be affected positively or negatively by the determination of such an issue, unless the Adviser's investment mandate from the client directs Adviser to follow a socially responsible investment strategy, in which case the Adviser vote such matters on a case-by-case basis. In situations in which the proposal would positively affect the economic interests of Adviser's clients, Adviser will generally vote for the proposal. Conversely, in situations in which the proposal would negatively affect the economic interests of Adviser's clients, Adviser will generally vote against the
proposal.   Where the Adviser is mandated to follow a socially
responsible investment strategy, Adviser will weigh the comparative benefits to shareholders against the social interest that would be served by the proposal.
Adviser may consider the following in analyzing shareholder social proposals:
>>    whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
>>    the percentage of sales, assets, and earnings affected;
>>    the degree to which the company's stated position on issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
>>    whether the issues presented should be dealt with through
   government action or through company-specific action;
>>    whether the company has already responded in some appropriate manner to the request embodied in the proposal;
>>    whether the company's analysis and voting recommendation to shareholders is persuasive;
>>    what other companies have done in response to the issue;
>>    whether the proposal itself is well framed and reasonable;
>>    whether implementation of the proposal would achieve the
   objectives sought in the proposal; and
>>    whether the subject of the proposal is best left to the
   discretion of the board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge on the SEC website at www.sec.gov and through the Trust's website. Go to www.mtbfunds.com; select "Proxy Voting Record" to access the link to Form N-PX.




PORTFOLIO HOLDINGS INFORMATION
The disclosure policy of the Funds and the Advisor prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. All of these service providers are identified elsewhere in the Prospectus or SAI. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. These organizations are CDA Weisenberger and Lipper. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Advisor and of the Chief Compliance Officer of the Funds. The President of the Advisor and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party and will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply. No consideration may be received by the Funds, the Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Advisor to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

On April 30, 2005, the following Funds owned securities of the following regular broker/dealers:

----------------------.




RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Advisor or by affiliates of the subadvisors in advising other accounts. To the extent that receipt of these services may replace services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Advisor and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company (FSC) and M&T Securities, Inc. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. During the period May 1, 2001 through September 30, 2002, administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FSC:

-----------------------------------------------------------------------
Maximum  Administrative    Average  Aggregate  Daily Net Assets of the
Fee                        MTB Group of Funds
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.06%                      on the first $2 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.03%                      on the next $3 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.015%                     on assets in excess of $5 billion
-----------------------------------------------------------------------

-------------------------------------------------------------------------

Fees payable to M&T Securities, Inc.:

-----------------------------------------------------------------------
Maximum  Administrative    Average  Aggregate  Daily Net Assets of the
Fee                        MTB Group of Funds
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.04%                      on the first $5 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.015%                     on assets in excess of $5 billion
-----------------------------------------------------------------------

-------------------------------------------------------------------------

Effective October 1, 2002, the Administrative Fee has been changed to reflect the following fee schedule:

Fees Payable to FSC:

-----------------------------------------------------------------------
Maximum  Administrative    Average  Aggregate  Daily Net Assets of the
Fee                        MTB Group of Funds
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.06%                      on the first $2 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.03%                      on the next $3 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.02%                      on the next $2 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.0125                     on the next $3 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.01%                      on assets in excess of $10 billion
-----------------------------------------------------------------------

-------------------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:

-----------------------------------------------------------------------
Maximum  Administrative    Average  Aggregate  Daily Net Assets of the
Fee                        MTB Group of Funds
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.04%                      on the first $5 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.03%                      on the next $2 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.0175%                    on the next $3 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.015%                     on assets in excess of $10 billion
-----------------------------------------------------------------------

-------------------------------------------------------------------------
From time to time, FSC and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates.

Prior to July 1, 2004, FSC, through its affiliate, Federated Shareholder Services Company (FSSC), a registered transfer agent, served as transfer and dividend disbursing agent to the Trust, and received a separate fee from the Fund for these transfer agency services. Boston Financial Data Services, Inc. (BFDS) replaced FSSC as transfer agent to the Trust on July 1, 2004. The principal business address of BFDS is 2 Heritage Drive, North Quincy, MA 02171.

The minimum administrative fee received during any year was $50,000 per Fund.

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by State Street Bank. State Street Bank and Trust Company also provides financial administration and fund accounting services to the Funds at the following annual fee, based on the Funds' average monthly net assets:

-----------------------------------------------------------------------------
Annual Fee, billed and          Average  Monthly Net Assets of the MTB Group
payable monthly                 of Funds
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
0.037%                          on the first $5 billion
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
0.034%                          on the next $5 billion
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
0.0315%                         on the next $10 billion
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
0.029%                          on assets in excess of $20 billion
-----------------------------------------------------------------------------

-------------------------------------------------------------------------

In addition, for an annual fee of $4,000 per Fund, State Street Bank and Trust Company prepares two quarterly portfolio listings per year for inclusion in Form N-Q and prepares tabular or graphic presentations of the Funds' portfolio holdings and an enhanced expense disclosure example for inclusion in shareholder reports.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The independent registered public accounting firm for the Funds, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.







FEES PAID BY THE FUNDS FOR SERVICES
=========================================================================


                     Advisory Fee Paid/                  Brokerage              Administrative Fee Paid/
                    Advisory Fee Waived              Commissions Paid           Administrative Fee Waived
Funds            For the fiscal year ended       For the fiscal year ended      For the fiscal year ended
                         April 30,                       April 30,                      April 30,
               2005        2004        2003    2005      2004        2003    2005      2004         2003
International           $1,009,822   $458,410          $113,601    $63,000            $67,317      $39,590
Equity Fund              $20,549      $45,841                                           $0           $0
Small Cap               $1,431,341   $972,474         $1,269,572  $1,073,828         $124,177     $128,727
Growth Fund               $7,049      $25,314                                           $0           $0
Small Cap               $1,230,604   $815,840          $210,463    $237,508           $98,334      $82,845
Stock Fund                  $0          $0                                              $0           $0
Mid Cap                  $700,410    $620,742          $104,360    $833,006           $65,875      $90,870
Growth Fund              $53,296      $60,173                                           $0           $0
Mid Cap                 $1,093,452   $887,799          $384,787    $291,009           $87,549      $90,138
Stock Fund                  $0          $0                                              $0           $0
Multi Cap               $1,044,612   $990,662          $752,579   $1,035,897         $111,632     $145,820
Growth Fund              $70,661      $49,881                                           $0           $0
Large Cap                $216,183    $131,579          $61,043     $22,394            $17,128      $13,367
Growth Fund              $44,438      $37,151                                           $0           $0
Large Cap               $3,537,059   $1,946,796       $1,073,232   $601,877          $274,510     $191,521
Stock Fund               $61,646     $208,043                                           $0           $0
Equity Index             $225,086    $182,193          $63,315     $100,533           $85,727     $102,520
Fund                     $185,279    $140,899                                           $0         $36,902
Large Cap                $488,650    $288,270          $151,297    $102,070           $47,126      $35,557
Value Fund                  $0          $0                                              $0           $0
Equity                   $529,550    $456,565          $76,230     $76,699            $60,358      $80,282
Income Fund              $19,289      $60,603                                           $0           $0
Managed                  $18,623      $10,660             $0          $0              $5,087       $3,684
Allocation               $18,623      $10,660                                           $0           $0
Fund -
Conservative
Growth
Managed                  $67,049      $28,785             $0          $0              $17,926      $9,948
Allocation                $1,512      $28,785                                           $0           $0
Fund -
Moderate
Growth
Managed                  $30,206      $13,985             $0          $0              $8,081       $4,831
Allocation               $14,577      $13,985                                           $0           $0
Fund -
Aggressive
Growth



                    Advisory Fee Paid/                   Brokerage               Administrative Fee Paid/
                    Advisory Fee Waived              Commissions Paid           Administrative Fee Waived
Funds            For the fiscal year ended       For the fiscal year ended      For the fiscal year ended

              April     April 30,  April 30,  April     April 30,  April 30,  April     April     April 30,
              30, 2005     2004       2003    30, 2005     2004       2003    30, 2005  30, 2004     2003
Balanced Fund           $1,138,099 $1,488,159            $163,751   $580,797            $129,098   $220,996
                         $31,083    $97,981                                                $0         $0
Intermediate            $1,508,960  $773,641                $0         $0               $152,735   $134,960
Term Bond                $223,708   $96,989                                                $0         $0
Fund
Income Fund             $1,375,233 $1,632,277               $0         $0               $167,868   $257,874
                         $48,482    $132,959                                               $0         $0
Short-Term               $487,224   $494,365                $0         $0                $54,574   $80,782
Corporate                $14,128    $44,784                                                $0         $0
Bond Fund
Maryland                 $863,280   $826,043                $0         $0                $95,557   $133,381
Municipal                $127,811   $175,084                                               $0         $0
Bond Fund
Pennsylvania            $1,440,936 $1,058,247               $0         $0               $147,835   $164,075
Municipal                $22,353     $4,437                                                $0         $0
Bond Fund
New York                 $617,754   $587,306               $20         $0                $60,876   $72,437
Municipal                $65,546    $75,511                                                $0         $0
Bond Fund
U.S.                    $1,466,043  $896,407                $0         $0               $140,635   $110,582
Government                  $0         $0                                                  $0         $0
Bond Fund
Short                    $960,213   $624,732             $19,304       $0               $107,381   $89,916
Duration                 $204,311   $208,244                                             $4,329       $0
Government
Bond Fund














                     Advisory Fee Paid/                   Brokerage              Administrative Fee Paid/
                     Advisory Fee Waived              Commissions Paid           Administrative Fee Waived
Funds             For the fiscal year ended       For the fiscal year ended      For the fiscal year ended
                          April 30,                       April 30,                      April 30,
                 2005       2004       2003      2005      2004       2003       2005      2004      2003
Money Market             $9,740,590 $7,559,754              $0         $0               $1,293,971 $1,304,918
Fund                     $4,799,233 $3,023,902                                              $0        $0
Tax-Free                  $742,099   $423,497               $0         $0                $128,632  $170,225
Money Market              $418,318   $243,847                                               $0        $0
Fund
U.S.                     $9,650,560 $4,040,373              $0         $0               $1,463,874 $1,413,655
Government               $4,082,561  $902,236                                               $0        $0
Money Market
Fund
U.S. Treasury            $4,572,131 $3,605,796              $0         $0                $612,703  $622,239
Money Market             $1,593,288  $649,043                                               $0        $0
Fund
Pennsylvania              $77,327    $51,176                $0         $0                $17,809    $42,015
Tax Free                  $77,327    $51,176                                              $1,560    $12,423
Money Market
Fund
New York Tax              $959,610   $988,516               $0         $0                $132,703  $170,675
Free Money                $316,926   $177,933                                               $0        $0
Market Fund




12b-1 and Shareholder Services Fees

                             For the fiscal year ended April 30, 2005
                         Shareholder Services Fees           12b-1 Fees
Fund                  Class A   Class B   Class C       Class A     Class B     Class C

International
Equity Fund

Small Cap Growth
Fund

Small Cap Stock Fund

Mid Cap Growth Fund

Mid Cap Stock Fund

Multi Cap Growth
Fund

Large Cap Growth
Fund

Large Cap Stock Fund

Equity Index Fund

Large Cap Value Fund

Equity Income Fund

Balanced Fund

Intermediate Term
Bond Fund

Income Fund

Managed Allocation
Fund-Aggressive
Growth

Managed Allocation
Fund-Moderate Growth

Managed Allocation
Fund-Conservative
Growth

Short-Term Coporate
Bond Fund

Maryland Municipal
Bond Fund

Pennsylvania
Municipal Bond Fund

New York Municipal
Bond Fund

U.S Government Bond
Fund

Short Duration
Government Bond Fund

Money Market Fund

Tax-Free Money
Market Fund

U.S. Government
Money Market Fund

U.S. Treasury Money
Market Fund

Pennsylvania
Tax-Free Money
Market Fund

New York Tax-Free
Money Market Fund










































HOW DO THE FUNDS MEASURE PERFORMANCE?
=========================================================================

The Funds may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of Shares of the Equity, Income, Managed Allocation and Balanced Funds is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of New York Tax-Free Money Market Fund, New York Municipal Bond Fund and Pennsylvania Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total return are given for the period ended April 30, 2005.

Yield and Effective Yield are given for the 7-day and 30-day periods ended April 30, 2005.


                        0-Day Period     Year
                                              ---
                                                            Start of
    International                                5       Performance on
     Equity Fund       3               1         Years      2/9/1999
   Class A Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

                        0-Day Period     Year
                                              ---           Start of
                                                         Performance on
   Class B Shares:     3               1                    1/10/2001
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

-------------------------------------------------------------------------

                        0-Day Period     Year                   Start of
  Small Cap Growth                               5ears       Performance on
        Fund           3               1         Y             7/13/1995
   Class A Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

                        0-Day Period     Year                   Start of
                                                 5ears       Performance on
   Class B Shares:     3               1         Y             7/13/1995
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield
                        0-Day Period     Year                   Start of
                                                 5ears       Performance on
   Class C Shares:     3               1         Y             7/13/1995
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

-------------------------------------------------------------------------

                        0-Day Period     Year                   Start of
   Small Cap Stock                               5ears       Performance on
        Fund           3               1         Y              7/1/1994
   Class A Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

                        0-Day Period     Year         Start of
                                                   Performance on
   Class B Shares:     3               1             1/10/2001
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

-------------------------------------------------------------------------

                        0-Day Period     Year                   Start of
                                                 5ears       Performance on
 Mid Cap Growth Fund   3               1         Y             11/18/1996
   Class A Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares


-------------------------------------------------------------------------
                        0-Day Period        Start of
                                         Performance on
 Mid Cap Growth Fund   3                   8/25/2003
   Class B Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares


-------------------------------------------------------------------------
                        0-Day Period     Year    5
 Mid Cap Stock Fund    3               1         Years          10 Years
   Class A Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

                        0-Day Period     Year         Start of
                                                   Performance on
   Class B Shares:     3               1             3/16/2000
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

-------------------------------------------------------------------------
  Multi Cap Growth      0-Day Period     Year    5
        Fund           3               1         Years          10 Years
   Class A Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

                        0-Day Period     Year    5
   Class B Shares:     3               1         Years          10 Years
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

-------------------------------------------------------------------------

                                                             Start of
  Large Cap Growth                                        Performance on
        Fund            30-Day Period      1 Year            3/19/2000
   Class A Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

                                                             Start of
                                                          Performance on
   Class B Shares:      30-Day Period      1 Year            4/6/2000
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

-------------------------------------------------------------------------

                        0-Day Period     Year                   Start of
   Large Cap Stock                               5ears       Performance on
        Fund           3               1         Y              4/1/1996
   Class A Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

                        0-Day Period     Year
                                                           -----------------
                                                               Start of
                                                            Performance on
                                                               4/1/1996

                                                  5 Years
   Class B Shares:     3               1                  -
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

-------------------------------------------------------------------------

                        0-Day Period     Year                   Start of
                                                 5ears       Performance on
  Equity Index Fund    3               1         Y             10/1/1997
   Class A Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

-------------------------------------------------------------------------
                        0-Day Period        Start of
                                         Performance on
  Equity Index Fund    3                   8/25/2003
   Class B Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

-------------------------------------------------------------------------


                        0-Day Period     Year                   Start of
   Large Cap Value                               5ears       Performance on
        Fund           3               1         Y             9/26/1997
   Class A Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

                        0-Day Period     Year         Start of
                                                   Performance on
   Class B Shares:     3               1             12/10/1999
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

-------------------------------------------------------------------------




                        0-Day Period     Year                   Start of
                                                 5ears       Performance on
 Equity Income Fund    3               1         Y             11/18/1996
   Class A Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

-------------------------------------------------------------------------
                        0-Day Period        Start of
                                         Performance on
 Equity Income Fund    3                   8/25/2003
   Class B Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield

-------------------------------------------------------------------------


                        0-Day Period     Year    5
 Balanced Fund         3               1         Years          10 Years
 Class A Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

                        0-Day Period     Year    5
 Class B Shares:       3               1         Years          10 Years
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

-------------------------------------------------------------------------




                        0-Day Period     Year
 Managed Allocation                               ----------          Start of
 Fund - Aggressive                                               Performance on
 Growth                3               1         - 5 Years            2/18/1999
 Class A Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

                        0-Day Period     Year        Start of
                                              --- Performance on
 Class B Shares:       3               1             4/30/2002
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

-------------------------------------------------------------------------
                        0-Day Period     Year
 Managed Allocation                               ----------          Start of
 Fund - Moderate                                                 Performance on
 Growth                3               1         - 5 Years            2/4/1999
 Class A Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

                        0-Day Period     Year        Start of
                                              --- Performance on
 Class B Shares:       3               1             4/30/2002
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

-------------------------------------------------------------------------

                        0-Day Period     Year
 Managed Allocation                               ----------          Start of
 Fund -                                                          Performance on
 Conservative Growth   3               1         - 5 Years            2/3/1999
 Class A Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

                        0-Day Period     Year        Start of
                                              --- Performance on
 Class B Shares:       3               1             4/30/2002
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

-------------------------------------------------------------------------




                        0-Day Period        Start of
 Intermediate-Term                       Performance on
 Bond Fund             3                   8/18/2003
 Class A Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

-------------------------------------------------------------------------

                        0-Day Period        Start of
 Intermediate-Term                       Performance on
 Bond Fund             3                   8/18/2003
 Class B Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

-------------------------------------------------------------------------



                        0-Day Period     Year    5
 Income Fund           3               1         Years          10 Years
 Class A Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

                        -Day Period      Year    5
 Class B Shares:       7               1         Years          10 Years
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

-------------------------------------------------------------------------


                        0-Day Period        Start of
 Short-Term                              Performance on
 Corporate Bond Fund   3                   8/25/2003
 Class A Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

-------------------------------------------------------------------------

                        0-Day Period        Start of
 Short-Term                              Performance on
 Corporate Bond Fund   3                   8/25/2003
 Class B Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

-------------------------------------------------------------------------



                        0-Day Period     Year                   Start of
 Maryland Municipal                              5ears       Performance on
 Bond Fund             3               1         Y             11/18/1996
 Class A Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield
 Tax-Equivalent
 Yield
                        0-Day Period     Year                   Start of
                                                 5ears       Performance on
 Class B Shares:       3               1         Y             11/18/1996
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield
 Tax-Equivalent
 Yield

-------------------------------------------------------------------------


                        0-Day Period     Year                   Start of
 Pennsylvania                                    5ears       Performance on
 Municipal Bond Fund   3               1         Y              4/1/1996
 Class A Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield
 Tax-Equivalent
 Yield
                        0-Day Period     Year                   Start of
                                                 5ears       Performance on
 Class B Shares:       3               1         Y              4/1/1996
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield
 Tax-Equivalent
 Yield

-------------------------------------------------------------------------

 New York Municipal     0-Day Period     Year    5
 Bond Fund             3               1         Years          10 Years
 Class A Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield
 Tax-Equivalent
 Yield

-------------------------------------------------------------------------

                        0-Day Period        Start of
 New York Municipal                      Performance on
 Bond Fund             3                   8/18/2003
 Class B Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield
 Tax-Equivalent
 Yield

-------------------------------------------------------------------------





 U.S. Government        0-Day Period     Year    5
 Bond Fund             3               1         Years          10 Years
 Class A Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

-------------------------------------------------------------------------

                        0-Day Period        Start of
 U.S. Government                         Performance on
 Bond Fund             3                   8/18/2003
 Class B Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

-------------------------------------------------------------------------


 Short-Duration         0-Day Period        Start of
 Government Bond                         Performance on
 Fund                  3                   8/18/2003
 Class A Shares
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

-------------------------------------------------------------------------


 Short-Duration         0-Day Period        Start of
 Government Bond                         Performance on
 Fund                  3                   8/18/2003
 Class B Shares
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and
 Sale of Shares
 Yield

-------------------------------------------------------------------------



 Pennsylvania           -Day Period         Start of
 Tax-Free Money                          Performance on
 Market Fund           7                   8/25/2003
 Class A Shares:
 Total Return
 Before Taxes
 Yield
 Tax-Equivalent
 Yield

-------------------------------------------------------------------------


 New York Tax-Free      -Day Period      Year    5
 Money Market Fund     7               1         Years          10 Years
 Class A Shares:
 Total Return
 Yield
 Tax-Equivalent
 Yield

-------------------------------------------------------------------------

                        -Day Period      Year    5
 Money Market Fund     7               1         Years          10 Years
 Class A Shares
 Total Return
 Yield

-------------------------------------------------------------------------

                        -Day Period         Start of
                                             Performance
 Money Market Fund     7                     on 8/18/2003
 Class B Shares
 Total Return
 Yield

-------------------------------------------------------------------------

 Tax-Free Money         -Day Period      Year    5
 Market Fund           7               1         Years          10 Years
 Class A Shares:
 Total Return
 Before Taxes
 Yield
 Tax-Equivalent
 Yield

-------------------------------------------------------------------------

                        -Day Period      Year                   Start of
 U.S. Government                                 5ears       Performance on
 Money Market Fund     7               1         Y              7/7/1997
 Class A Shares:
 Total Return
 Yield

-------------------------------------------------------------------------

 U.S. Treasury          -Day Period      Year    5
 Money Market Fund     7               1         Years          10 Years
 Class A Shares:
 Total Return
 Yield

-------------------------------------------------------------------------



TAX EQUIVALENCY TABLES
Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund, Maryland Municipal Bond Fund and Pennsylvania Municipal Bond Fund. The interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Funds' income may be subject to the federal AMT and state and/or local taxes. The tax-equivalent yield for the New York Tax-Free Money Market Fund for the 7-day period ended April 30, 2005 was __% (Class A Shares). The tax-equivalent yield for the New York Municipal Bond Fund for the 30-day period ended April 30, 2005 was __% (Class A Shares) and __% (Class B Shares). The tax-equivalent yield for the Pennsylvania Municipal Bond Fund for the 30-day period ended April 30, 2005 was ___% (Class A Shares) and ___% (Class B Shares).


                          TAX EQUIVALENCY TABLE

                            Taxable Yield Equivalent for 2005 State of New York
 Tax Bracket:
   Federal            10.00%        15.00%         25.00%         28.00%         33.00%          35.00%
   Combined
   Federal            14.000%      21.850%        31.850%       -----------      40.250%        42.700%
   & State                                                        35.250%
Joint Return:           $0     -   $14,601    -   $59,401    -   $119,951   -   $182,801   -      Over
                      $14,600    ------------     $119,950       $182,800       $326,450        $326,450
                                   $59,400
Single Return:          $0     -    $7,301    -   $29,701    -    $71,951   -   $150,151   -      Over
                      $7,300     ---------------  $71,950       -----------     $326,450        $326,450
                                   $29,700                       $150,150
  Tax-Exempt                                       Taxable Yield Equivalent
    Yield
    0.50%              0.58%        0.64%          0.73%           0.77%          0,84%          0.87%
    1.00%              1.16%        1.28%          1.47%           1.54%          1.67%          1.75%
    1.50%              1.74%        1.92%          2.20%           2.32%          2.51%          2.62%
    2.00%              2.33%        2.56%          2.93%           3.09%          3.35%          3.49%
    2.50%              2.91%        3.20%          3.67%           3.86%          4.18%          4.36%
    3.00%              3.49%        3.84%          4.40%           4.63%          5.02%          5.24%
    3.50%              4.07%        4.48%          5.14%           5.41%          5.86%          6.11%
    4.00%              4.65%        5.12%          5.87%           6.18%          6.69%          6.98%
    4.50%              5.23%        5.76%          6.60%           6.95%          7.53%          7.85%
    5.00%              5.81%        6.40%          7.34%           7.72%          8.37%          8.73%
    5.50%              6.40%        7.04%          8.07%           8.49%          9.21%          9.60%
    6.00%              6.98%        7.68%          8.80%           9.27%         10.04%          10.47%
    6.50%              7.56%        8.32%          9.54%          10.04%         10.88%          11.34%
    7.00%              8.14%        8.96%          10.27%         10.81%         11.72%          12.22%
    7.50%              8.72%        9.60%          11.01%         11.58%         12.55%          13.09%
    8.00%              9.30%        10.24%         11.74%         12.36%         13.39%          13.96%
    8.50%              9.88%        10.88%         12.47%         13.13%         14,23%          14.83%
    9.00%             10.47%        11.52%         13.21%         13.90%         15.06%          15.71%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
-------------------------------------------------------------------------
     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.




                          TAX EQUIVALENCY TABLE

                          Taxable Yield Equivalent for 2005 State of Pennsylvania
 Tax Bracket:
   Federal            10.00%        15.00%         25.00%         28.00%         33.00%          35.00%
   Combined
   Federal            13.070%      18.070%        28.070%         31.070%        36.070%        38.070%
   & State
Joint Return:            $0    -   $14,601    -   $59,401    -   $119,951   -   $182,801   -     Over
                    -----------  ------------     $119,950       $182,800       $326,450     -------------
                      $14,600      $59,400                                                     $326,450
Single Return:          $0     -    $7,301    -   $29,701    -    $71,951   -   $150,151   -     Over
                    ----------   ------------     $71,950        $150,150       $326,450     -------------
                      $7,300       $29,700                                                     $326,450
  Tax-Exempt                                       Taxable Yield Equivalent
    Yield
    0.50%              0.58%        0.61%          0.70%           0.73%          0.78%          0.81%
    1.00%              1.15%        1.22%          1.39%           1.45%          1.56%          1.61%
    1.50%              1.73%        1.83%          2.09%           2.18%          2.35%          2.42%
    2.00%              2.30%        2.44%          2.78%           2.90%          3.13%          3.23%
    2.50%              2.88%        3.05%          3.48%           3.63%          3.91%          4.04%
    3.00%              3.45%        3.66%          4.17%           4.35%          4.69%          4.84%
    3.50%              4.03%        4.27%          4.87%           5.08%          5.47%          5.65%
    4.00%              4.60%        4.88%          5.56%           5.80%          6.26%          6.46%
    4.50%              5.18%        5.49%          6.26%           6.53%          7.04%          7.27%
    5.00%              5.75%        6.10%          6.95%           7.25%          7.82%          8.07%
    5.50%              6.33%        6.71%          7.65%           7.98%          8.60%          8.88%
    6.00%              6.90%        7.32%          8.34%           8.70%          9.39%          9.69%
    6.50%              7.48%        7.93%          9.04%           9.43%         10.17%          10.50%
    7.00%              8.05%        8.54%          9.73%          10.16%         10.95%          11.30%
    7.50%              8.63%        9.15%          10.43%         10.88%         11.73%          12.11%
    8.00%              9.20%        9.76%          11.12%         11.61%         12.51%          12.92%
    8.50%              9.78%        10.37%         11.82%         12.33%         13.30%          13.73%
    9.00%             10.35%        10.98%         12.51%         13.06%         14.08%          14.53%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
-------------------------------------------------------------------------






                          TAX EQUIVALENCY TABLE


   Taxable Yield Equivalent for 2005 State of Maryland - Including Local Income Tax
  Income Tax
   Bracket:
   Combined
   Federal,     --------------   ------------   ------------    -----------    -----------   --------------
  State and         17.95%          22.95%         32.95%         35.95%         40.95%          42.95%
    County
Joint Return:         $0       -   $14,601    -   $59,401    -   $119,951   -   $182,801   -      Over
                   $14,600       ------------     $119,950       $182,800       $326,450        $326,450
                                   $59,400
Single Return:        $0       -    $7,301    -   $29,701    -    $71,951   -   $150,151   -      Over
                    $7,300       ------------   ------------    -----------    -----------   --------------
                                   $29,700        $71,950        $150,150       $326,450        $326,450
  Tax-Exempt                                     Taxable Yield equivalent
    Yield
    0.50%           0.61%           0.65%          0.75%           0.78%          0.85%          0.88%
    1.00%           1.22%           1.30%          1.49%           1.56%          1.69%          1.75%
    1.50%           1.83%           1.95%          2.24%           2.34%          2.54%          2.63%
    2.00%           2.44%           2.60%          2.98%           3.12%          3.39%          3.51%
    2.50%           3.05%           3.24%          3.73%           3.90%          4.23%          4.38%
    3.00%           3.66%           3.89%          4.47%           4.68%          5.08%          5.26%
    3.50%           4.27%           4.54%          5.22%           5.46%          5.93%          6.13%
    4.00%           4.88%           5.19%          5.97%           6.25%          6.77%          7.01%
    4.50%           5.48%           5.84%          6.71%           7.03%          7.62%          7.89%
    5.00%           6.09%           6.49%          7.46%           7.81%          8.47%          8.76%
    5.50%           6.70%           7.14%          8.20%           8.59%          9.31%          9.64%
    6.00%           7.31%           7.79%          8.95%           9.37%         10.16%          10.52%
    6.50%           7.92%           8.44%          9.69%          10.15%         11.01%          11.39%
    7.00%           8.53%           9.09%          10.44%         10.93%         11.85%          12.27%
    7.50%           9.14%           9.73%          11.19%         11.71%         12.70%          13.15%
    8.00%           9.75%           10.38%         11.93%         12.49%         13.55%          14.02%
    8.50%           10.36%          11.03%         12.68%         13.27%         14.39%          14.90%
    9.00%           10.97%          11.68%         13.42%         14.05%         15.24%          15.78%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The local income tax rate is assumed to be the maximum county rate, or 3.20%.
-------------------------------------------------------------------------






                          TAX EQUIVALENCY TABLE

                      Taxable Yield Equivalent for 2005 Multistate Municipal Fund
 Tax Bracket:
   Federal       10.00%       15.00%          25.00%          28.00%          33.00%         35.00%
Joint Return:      $0     -   $14,601    -   $59,401     -   $119,951     -  $182,801   -     Over
                 $14,600      $59,400      ------------    -------------    -----------   -------------
                                             $119,950        $182,800        $326,450       $326,450
Single Return:     $0     -   $7,301     -   $29,701     -    $71,951     -  $150,151   -     Over
                ---------   -----------    ------------    -------------    -----------   -------------
                 $7,300       $29,700        $71,950         $150,150        $326,450       $326,450
  Tax-Exempt                                   Taxable Yield Equivalent
    Yield
    0.50%         0.56%        0.59%          0.67%            0.69%           0.75%          0.77%
    1.00%         1.11%        1.18%          1.33%            1.39%           1.49%          1.54%
    1.50%         1.67%        1.76%          2.00%            2.08%           2.24%          2.31%
    2.00%         2.22%        2.35%          2.67%            2.78%           2.99%          3.08%
    2.50%         2.78%        2.94%          3.33%            3.47%           3.73%          3.85%
    3.00%         3.33%        3.53%          4.00%            4.17%           4.48%          4.62%
    3.50%         3.89%        4.12%          4.67%            4.86%           5.22%          5.38%
    4.00%         4.44%        4.71%          5.33%            5.56%           5.97%          6.15%
    4.50%         5.00%        5.29%          6.00%            6.25%           6.72%          6.92%
    5.00%         5.56%        5.88%          6.67%            6.94%           7.46%          7.69%
    5.50%         6.11%        6.47%          7.33%            7.64%           8.21%          8.46%
    6.00%         6.67%        7.06%          8.00%            8.33%           8.96%          9.23%
    6.50%         7.22%        7.65%          8.67%            9.03%           9.70%         10.00%
    7.00%         7.78%        8.24%          9.33%            9.72%          10.45%         10.77%
    7.50%         8.33%        8.82%          10.00%          10.42%          11.19%         11.54%
    8.00%         8.89%        9.41%          10.67%          11.11%          11.94%         12.31%
    8.50%         9.44%       10.00%          11.33%          11.81%          12.69%         13.08%
    9.00%        10.00%       10.59%          12.00%          12.50%          13.43%         13.85%
    9.50%        10.56%       11.18%          12.67%          13.19%          14.18%         14.62%
    10.00%       11.11%       11.76%          13.33%          13.89%          14.93%         15.38%
    10.50%       11.67%       12.35%          14.00%          14.58%          15.67%         16.15%
    11.00%       12.22%       12.94%          14.67%          15.28%          16.42%         16.92%

Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
-------------------------------------------------------------------------



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|     references  to  ratings,   rankings,   and  financial  publications
      and/or performance comparisons of Shares to certain indices;

| charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

| discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

| information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The  Funds  may  quote   information  from  reliable  sources   regarding
individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

| Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Government Fund and the NY Municipal Bond Fund will quote their Lipper rankings in the "General U.S. Government Funds" and the "New York Municipal Bond Funds" categories, respectively, in advertising and sales literature.

| Lehman Brothers Government (LT) Index is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.

| Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total returns for one month, three months, twelve months, and ten year periods, and year-to-date.

| Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum rating of BBB by S&P or Fitch, or a minimum rating of Baa by Moody's.

| Lehman Brothers 1-3 Year Government Index is a widely recognized index of U.S. government obligations with maturities between one and three years.

|     Lehman   Brothers  5  Year   Municipal   Bond  Index  is  a  widely
      recognized  index  of  intermediate   investment-grade   tax-exempt
      bonds.

| Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the AMT.

| Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds.
      The index includes general obligation bonds, revenue bonds, insured bonds, and prefunded bonds with maturities between eight and twelve years.

| Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

| Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

| Lehman Brothers Government/Credit Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

| Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI-EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

| Morgan Stanley Capital International Emerging Markets Free Index (MSCI-EMF) is an unmanaged index reflecting approximately 60% of the market capitalization, by industry, in each of 26 emerging market countries.

| Merrill Lynch Corporate And Government Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by S&P and Moody's. Only notes and bonds with a minimum maturity of one year are included.

| Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

| Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

| Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

| AMEX Market less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

| Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

| Salomon Brothers Long-Term High Grade Corporate Bond Index is an unmanaged index of long-term high grade corporate bonds issued by U.S. corporations with maturities ranging from 10 to 20 years.

| Salomon Brothers Total Rate-of-Return Index for mortgage pass-through securities reflects the entire mortgage pass-through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market-weighted portfolio is constructed considering all newly created pools and coupons.

| Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

| S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

| S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

|     Russell  1000  Growth  Index  measures  the  performance  of  those
      Russell  1000  companies  with  higher   price-to-book  ratios  and
      higher forecasted growth values.

|     Russell  2000  Growth  Index  measures  the  performance  of  those
      Russell  2000  companies  with  higher   price-to-book  ratios  and
      higher forecasted growth values.

| Consumer Price Index is generally considered to be a measure of inflation.

| Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

| iMoneyNet, formerly IBC Financial Data, is the leading provider of information on money market mutual funds. The company, a subsidiary of Informa Financial Information, Inc., has published Money Fund Report, an industry-leading weekly newsletter since 1975, and has produced Money Fund Vision, a database software package, since 1993.

| Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

| Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

From time to time, the Money Market Fund will quote their Lipper rankings in the "money market instrument funds" category in advertising and sales literature. Investors may use such a reporting service in addition to the Funds' prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing Fund performance to any reporting service, factors such as composition of the reporting service and prevailing market conditions should be considered in assessing the significance of such comparisons.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper, Inc. money market instruments average. Unlike federally insured bank products, the Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable NAV, the NAV of the Income and Equity Funds' Shares fluctuates. Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.


FINANCIAL INFORMATION
=========================================================================


The Financial Statements for the Funds for the fiscal year ended April 30, 2005 are incorporated by reference to the Annual Report to Shareholders of the MTB Group of Funds dated April 30, 2005.



INVESTMENT RATINGS
=========================================================================


STANDARD AND POOR'S

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs)
Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


MOODY'S INVESTORS SERVICE, INC.

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs)
Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH RATINGS

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


LONG-TERM DEBT RATINGS
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Other Considerations

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and
(viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.




-------------------------------------------------------------------------

=========================================================================

CLASS A, CLASS B AND CLASS C+ SHARES

MTB U.S. Treasury Money Market Fund*

MTB U.S. Government Money Market Fund*

MTB Tax Free Money Market Fund*

MTB Money Market Fund

MTB New York Tax-Free Money Market Fund*

MTB Pennsylvania Tax Free Money Market Fund*

MTB Short Duration Government Bond Fund

MTB Short-Term Corporate Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Intermediate-Term Bond Fund

MTB Income Fund

MTB Managed Allocation Fund - Conservative Growth

MTB Managed Allocation Fund - Moderate Growth

MTB Managed Allocation Fund - Aggressive Growth

MTB Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund+

MTB International Equity Fund

*Class A Shares Only
=========================================================================
+Only MTB Small Cap Growth Fund has Class C Shares



ADDRESSES
=========================================================================


Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829


Investment Advisor
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202


Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203


Sub-Advisor to MTB Mid Cap Stock Fund

LSV Asset Management
One North Wacker Drive
Chicago, IL 60606

Sub-Advisor to MTB International Equity Fund
UBS Global Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, IL 60606

Sub-Advisors to MTB Small Cap Stock Fund
LSV Asset Management
One North Wacker Drive
Chicago, IL 60606

Mazama Capital Management, Inc.
One Southwest Columbia Street
Suite 1500
Portland, OR 97258

Sub-Advisor to MTB Equity Income Fund
DePrince, Race & Zollo, Inc.
201 South Orange Avenue
Suite 850
Orlando, FL 32801

Sub-Advisor to MTB Large Cap Value Fund
NWQ Investment Management Company LLC
2049 Century Park East
Los Angeles, CA 90067

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171



Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609


Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072








Appendix

The following is a list of persons other than the Advisor and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:


CUSTODIAN, FUND ACCOUNT AND SECURITIES LENDING AGENT
State Street Bank and Trust Company


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP


LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP


SERVICE PROVIDERS
Evaluation Associates LLC
Wiesenberger

SECURITY PRICING SERVICES
Reuters
Thomson/LX
JJ Kenney
FT Interactive Data
Bloomberg
FRI Corporation

RATINGS AGENCIES
Not applicable

PERFORMANCE REPORTING/PUBLICATIONS
Thomson Financial/ Vestek (Evaluation Associates)
ICI
RR Donnelly
Lipper
Standard & Poor's
Hartford Life
Morningstar
Bloomberg
Vickers

TRANSFER AGENT
Boston Financial Data Systems, Inc.

INSURANCE COMPANIES
The Hartford Life Insurance Company

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company

TransAmerica Life Insurance Company and TransAmerica
Financial Life Insurance Company


OTHER
Reed Smith LLP










Managed by MTB Investment Advisors, Inc.
INSTITUTIONAL CLASS PROSPECTUS : August 31, 2005
INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS
S SHARES
MTB U.S. Treasury Money Market Fund

INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES
MTB U.S. Government Money Market Fund MTB Pennsylvania
Tax-Free Money Market Fund MTB Tax-Free Money Market Fund

INSTITUTIONAL SHARES, INSTITUTIONAL I SHARES,
INSTITUTIONAL II SHARES AND CLASS S SHARES
MTB Money Market Fund
INSTITUTIONAL SHARES
MTB Prime Money Market Fund

INSTITUTIONAL I SHARES
MTB New York Tax-Free Money Market Fund
MTB Short Duration Government Bond Fund
MTB Short-Term Corporate Bond Fund
MTB U.S. Government Bond Fund
MTB Maryland Municipal Bond Fund
MTB New York Municipal Bond Fund
MTB Pennsylvania Municipal Bond Fund
MTB Intermediate-Term Bond Fund
MTB Income Fund
MTB Balanced Fund
MTB Social Balanced Fund MTB Equity Income Fund MTB Large
Cap Value Fund
MTB Equity Index Fund MTB Large Cap Stock Fund MTB Large
Cap Growth Fund
MTB Multi Cap Growth Fund
MTB Mid Cap Stock Fund MTB Mid Cap Growth Fund
MTB Small Cap Stock Fund
MTB Small Cap Growth Fund
MTB International Equity Fund
August 31, 2005 : INSTITUTIONAL CLASS PROSPECTUS
Introduction - Information Common to All Funds


     Each portfolio (each, a Fund) of MTB Group of Funds (the Trust) is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

     Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor (or sub-advisor) invests each Fund's assets in a way that the advisor believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

     The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. The MTB U.S. Treasury Money Market Fund, MTB U.S. Government Money Market Fund, MTB Money Market Fund, MTB Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB Prime Money Market Fund and MTB New York Tax-Free Money Market Fund try to maintain a constant price per share of $1.00, but there is no guarantee that these Funds will achieve this goal. Please call 1-800-836-2211 to obtain current 7-day yield information for these Funds. How to Read this Prospectus MTB Group of Funds is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares, Institutional I Shares, Institutional II Shares and Class S Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

     Institutional Shares, Institutional I Shares, Institutional II Shares and Class S Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Contents
Fund Goals, Strategies,
Risks and Performance
Money Market Funds
Bond Funds
Balanced Funds
Stock Funds
Principal Securities of the Funds
Other Investment Strategies
Specific Risks of Investing in the Funds
How are Shares Priced?
How to Purchase, Redeem and
Exchange Shares
Account and Share Information
Who Manages the Funds?
Financial Highlights
How to Obtain More Information
About MTB Group of Funds

MTB Funds oAre NOT FDIC InsuredoHave No Bank GuaranteeoMay Lose Value

Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Fund Goals, Strategies, Risks and Performance

     This prospectus of the Trust offers Institutional I Shares of 23 Funds, including 11 Stock Funds, two Balanced Funds, eight Bond Funds and two Money Market Funds; Institutional I Shares and Institutional II Shares of three Money Market Funds; Institutional Shares of two Money Market Funds; Institutional I Shares, Institutional II Shares and Class S Shares of one Money Market Fund; and Institutional Shares, Institutional I Shares, Institutional II Shares and Class S Shares of one Money Market Fund. Under a separate prospectus, the Trust offers one or more additional classes of shares (Class A Shares, Class B Shares, or Class C Shares) for each Fund covered by this prospectus (except Social Balanced Fund and Prime Money Market Fund). In addition, the Trust offers, under a separate prospectus, one or more classes of shares for three Managed Allocation Funds not covered by this prospectus.

     The following pages describe the investment goals (objectives), strategies and principal risks of each Fund whose

Institutional Shares, Institutional I Shares, Institutional II Shares or Class S Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

Performance and Financial History of MTB Funds Which Succeeded the ARK Funds Each of the following Funds (a Successor MTB Fund) is the successor to a corresponding portfolio of the ARK Funds pursuant to a reorganization (ARK
Reorganization) which took place on August 15, 2003 or August 22, 2003 (together, the Closing Date).

Successor MTB Fund               Former ARK Portfolio (Sometimes Referred to as
                                    "Accounting Survivor")
  MTB Large Cap Stock Fund          ARK Value Equity Portfolio
  MTB Equity Index Fund             ARK Equity Index Portfolio
  MTB Equity Income Fund            ARK Equity Income Portfolio
  MTB Mid Cap Growth Fund           ARK Mid Cap Equity Portfolio
  MTB Small Cap Growth Fund         ARK Small Cap Equity Portfolio
  MTB Multi Cap Growth Fund         ARK Capital Growth Portfolio
  MTB Balanced Fund                 ARK Balanced Portfolio
  MTB Social Balanced Fund          ARK Social Issues Intermediate Fixed Income
                                    Portfolio (Accounting Survivor)
                                    ARK Social Issues Blue Chip Equity Portfolio
                                    ARK Social Issues Capital Growth Portfolio
                                    ARK Social Issues Small-Cap Equity Portfolio
  MTB Income Fund                   ARK Income Portfolio
  MTB Intermediate-Term Bond Fund   ARK Intermediate Fixed Income Portfolio
  MTB Short-Term Corporate Bond FundARK Short-Term Bond Portfolio
  MTB Maryland Municipal Bond Fund  ARK Maryland Tax-Free Portfolio
  MTB Pennsylvania Municipal Bond   ARK Pennsylvania Tax-Free Portfolio
  Fund
  MTB U.S. Government Money Market  ARK U.S. Government Money Market Portfolio
  Fund
  MTB Tax-Free Money Market Fund    ARK Tax-Free Money Market Portfolio
  MTB Pennsylvania Tax-Free Money   ARK Pennsylvania Tax-Free Money Market
  Market Fund                       Portfolio

Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund (and also reflects that Institutional Shares of each Accounting Survivor have been redesignated as Institutional I Shares of the corresponding MTB Fund). Each of the corresponding ARK Funds was managed by Allied Investment Advisors, Inc. (AIA), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on April 1, 2003, when M&T Bank Corporation acquired Allfirst Financial, Inc., Allfirst Bank (Allfirst) and their affiliates. On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to AIA (which was renamed MTB Investment Advisors, Inc.). Effective on that date, MTB Investment Advisors, Inc. (MTBIA) became the investment advisor to the Trust. Each Successor MTB Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, except for MTB Social Balanced Fund, which is more representative of a blend of the corresponding ARK Funds. Each Successor MTB Fund has different fee and expense arrangements than the corresponding ARK Fund.

Performance and Financial History of MTB Funds Which Succeeded the Governor Funds Each of the following Funds (Successor MTB Fund) is a successor to a corresponding portfolio of the Governor Funds (Corresponding Governor Fund) pursuant to a reorganization that took place on January 8, 2001.

Successor MTB Fund                        Corresponding Governor Fund
  MTB International Equity Fund           International Equity Fund
  MTB Small Cap Stock Fund                Aggressive Growth Fund
  MTB Short Duration Government           Limited Duration Government
  Bond Fund                               Securities Fund
  (formerly VISION Institutional
  Limited Duration U.S. Government Fund)
  MTB Prime Money Market Fund             Prime Money Market Fund
  (formerly VISION Institutional
  Prime Money Market Fund)

Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the Corresponding Governor Fund. Each of the Corresponding Governor Funds was managed through January 8, 2001 by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank on October 6, 2000. On January 8, 2001, M&T
Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor MTB Fund, although the Corresponding Governor Funds had different fee and expense arrangements.



Prior to August 15, 2003, MTB Group of Funds was known as Vision Group of Funds. Prior to August 11, 2000, Vision Group of Funds was known as Vision Group of Funds, Inc.



Performance

     On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund's performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.

Bar Charts

     The bar chart represents the (historical) calendar year performance of each Fund. Following the bar chart is the year-to-date performance of Shares through the most recent calendar quarter. Also provided is the best and worst calendar quarter performance for Shares through the most recent calendar year. For Funds which have more than one class of shares offered by this prospectus with an operating history, the bar chart shows the performance of the class which has the longest operating history.

Average Annual Total Return Tables

     Following the bar chart is a performance table showing the Average Annual Total Return of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2004. The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund's performance. You cannot invest directly in an index.



Risks Common to the Funds
   The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
MTB U.S. TREASURY MONEY MARKET FUND
Cusip: 55376V853 Symbol: VTSXX (Class S Shares)

Cusip: 55376V846 Symbol: AKTXX (Institutional I Shares)

Cusip: 55376V838 Symbol: ARMXX (Institutional II Shares)

 Goal
   To seek current income with liquidity and stability of principal.

 Strategy

     The Fund invests at least 80% of the value of its net assets in a diversified portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations. In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

 Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Performance Information Risk/Return Bar Chart

   [bar chart to be added via amendment]

Performance Over 6 Years

Best Quarter


Worst Quarter



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class S Shares total returns on a calendar year-end basis.

The Fund's Class S shares are sold without to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class S Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was ___%.

     Average Annual Total Return Table The following table represents the Fund's Class S Shares, Institutional I Shares and Institutional II Shares Average Annual Total Return, for the calendar periods ended December 31, 2004. The table also shows returns for the iMoneyNet, Inc. Treasury Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2004)

                                                                     Start of
                                                   1 Year         Performance(1)
Class S Shares
Institutional I Shares
Institutional II Shares
iMoneyNet, Inc. Treasury Institutional Average

     (1) The Fund's Class S Shares start of performance date was June 8, 1998, the Fund's Institutional I Shares start of performance date was August 18, 2003 and the Fund's Institutional II Shares start of performance date was August 18, 2003. The Fund's Class S Shares 7-Day Net Yield as of December 31, 2004 was __%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net

   Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class S Shares, Institutional I Shares and Institutional II Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                 Class S     Institutional I  Institutional II
  Fees Paid Directly From Your Investment            None          None             None
  None

Annual Fund Operating Expenses
(Before Waivers)(1)
(Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                    Class S   Institutional IInstitutional II
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(5)
Total Annual Fund
Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Fund's Class S Shares, Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class S Shares, Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class S Shares, Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                         1 Year         3 Years         5 Years        10 Years
Class S
Institutional I
Institutional II

MTB U.S. GOVERNMENT MONEY MARKET FUND
Cusip: 55376V887 Symbol: AKGXX       (Institutional I Shares)
Cusip: 55376V879 Symbol: AIIXX       (Institutional II Shares)


 Goal
   To seek current income and provide liquidity and security of principal. Strategy

     The Fund seeks its investment goal by investing in obligations issued by the U.S. government and its agencies and instrumentalities and repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements backed by such instruments.

     In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

     The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

 Risks
   All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

          o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

          o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 10 Years

Best Quarter


Worst Quarter



     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

     The Fund's Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional I Shares total return for the six-month period from January1, 2005 to June 30, 2005 was __%.
Average Annual Total Return Table

   The following table represents the Fund's Institutional I Shares and Institutional II shares Average Annual Total Returns for the calendar periods ended December 31, 2004. The table also shows returns for iMoneyNet, Inc. Government Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.
(For the calendar periods ended December 31, 2004)

                                                                       Start of
                              1 Year    5 Years     10 Years      Performance(1)
Institutional I Shares
Institutional II Shares
iMoneyNet, Inc. Government
Institutional Average

(1) The Fund's Institutional II Class Shares start of performance date was July 28, 1995. The Fund's
Institutional I Shares and Institutional II Shares
7-Day Net Yield as of December 31, 2004 was __% and __%, respectively. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net
Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses

    This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares and Institutional II Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                               Institutional II
                                                    Institutional
                                                         I
  Fees Paid Directly From Your Investment None        None           None

Annual Fund Operating Expenses (Before Waivers)(1)
(Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Institutional I Institutional II
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(5)
Total Annual Fund Operating Expenses


Example

This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                   1 Year       3 Years     5 Years       10 Years
Institutional I
Institutional II

MTB NEW YORK TAX-FREE MONEY MARKET FUND
Cusip: 55376T320 Symbol: VNIXX       (Institutional I Shares)



 Goal
   To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

 Strategy

The Fund invests at least 80% of its net assets in a diversified portfolio of tax-exempt money market obligations. The Fund maintains a fundamental investment policy that at least 80% of its income will, under normal market conditions, be exempt from federal regular income tax, federal alternative minimum tax and New York State income tax. Such income should also be exempt from New York City income taxes.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
o New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing, and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 10 Years

Best Quarter


Worst Quarter



     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

The Fund's Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.
Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2004)

                                          1 Year     5 Years      10 Years
Institutional I Shares
iMoneyNet, Inc. Tax-Free State Specific
Institutional Average

   The Fund's Class A Shares 7-Day Net Yield as of
   December 31, 2004 was __%. Investors may call the Fund at 1-800-836-2211 to learn the current
   7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's
   Institutional I Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                       Institutional I
Fees Paid Directly From Your Investment     None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                  1 Year     3 Years     5 Years       10 Years
Institutional I

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Cusip: 55376T262 Symbol: ARPXX       (Institutional I Shares)
Cusip: 55376T254 Symbol: ARAXX       (Institutional II Shares)


Goal

Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Strategy

     The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal and Pennsylvania personal income taxes. The Fund has a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax, and Pennsylvania personal income tax. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
o Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania's economy has historically been dependent on heavy industry and agriculture but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.
Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 3 Years

Best Quarter


Worst Quarter



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

The Fund's Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table
   The following table represents the Fund's Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an Average.
(For the calendar periods ended December 31, 2004)

                                                            Start of
                                           1 Year        Performance(1)
Institutional I Shares
Institutional II Shares
iMoneyNet, Inc. Tax-Free State Specific
Institutional Average

o The Fund's Institutional I Shares and Institutional II Shares start of performance dates were May 1, 2001 and May 11, 2001, respectively.

o The Fund's Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2004 were __% and __%, respectively. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

o Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares and Institutional II Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                               Institutional I  Institutional II
Fees Paid Directly From Your Investment None           None              None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)(1) Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                             Institutional I    Institutional II
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(5)
Total Annual Fund Operating Expenses


Example

This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares and Institutional II Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                      1 Year            3 Years         5 Years      10 Years
Institutional I
Institutional II

MTB TAX-FREE MONEY MARKET FUND
Cusip: 55376V309 Symbol: AKXXX       (Institutional I Shares)
Cusip: 55376V408 Symbol: AFIXX       (Institutional II Shares)

Goal

Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.

 Strategy

The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Fund maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax (AMT). The Fund attempts to invest 100% of its assets in securities exempt from federal income tax (not including the AMT). In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

 Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Performance Information
   Risk/Return Bar Chart


   [bar chart to be added via amendment]


 Performance Over 10 Years

Best Quarter


Worst Quarter



     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

     The Fund's Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

     The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. The table also shows returns for iMoneyNet, Inc. Tax-Free Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2004)

                                                                 Start of
                           1 Year     5 Years    10 Years     Performance(1)
Institutional I Shares
Institutional II Shares
iMoneyNet, Inc. Tax-Free
Institutional Average

     o The Fund's Institutional II Shares start of performance date was July 28, 1995.

     o The Fund's Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2004 were __% and __%, respectively. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

     o Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's
   Institutional I Shares and Institutional II
   Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                         Institutional I       Institutional II
  Fees Paid Directly From Your                 None                   None
  Investment None

Annual Fund Operating Expenses (Before Waivers)(1)
(Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                               Institutional I Institutional II
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(5)
Total Annual Fund Operating Expenses


Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                     1 Year        3 Years        5 Years          10 Years
Institutional I
Institutional II

 MTB MONEY MARKET FUND
 Cusip: 55376T445   Symbol: VNSXX    (Class S Shares)
 Cusip: 55376T437   Symbol: VSIXX    (Institutional Shares) Cusip:
 55376T429          Symbol: AKMXX    (Institutional I Shares)
 Cusip: 55376T411   Symbol: AKIXX    (Institutional II Shares)
Goal
   To seek current income with liquidity and stability of principal.

Strategy

     The Fund invests at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations.

     In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Performance Information Risk/Return Bar Chart


   [bar chart to be added via amendment]


 Performance Over 6 Years

Best Quarter


Worst Quarter



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class S Shares total returns on a calendar year-end basis.

The Fund's Class S shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class S Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

The following table represents the Fund's Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares Average Annual Total Return, for the calendar periods ended December 31, 2004. The table also shows returns for the iMoneyNet, Inc. First Tier Institutional Average, which is a composite of money market funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2004)

                                                           Start of
                             1 Year       5 Years       Performance(1)
Class S Shares
Institutional Shares
Institutional I Shares
Institutional II Shares
iMoneyNet, Inc. First Tier
Institutional Average

     o The Fund's Class S Shares start of performance date was June 8, 1998, the Fund's Institutional Shares start of performance date was September 4, 2001, the Fund's Institutional I Shares start of performance date was August 18, 2003 and the Fund's Institutional II Shares start of performance date was August 18, 2003.

     o The Fund's Class S Shares 7-Day Net Yield as of December 31, 2004 was __%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

     o Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

   Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares.

   [fee table to be added via amendment]

   Shareholder Fees

                          Class S      InstitutiInstitutional I Institutional II
Fees Paid Directly
  From Your Investment         None          None        None             None
  None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                              Class S Institutional Institutional Institutional
                                                             I            II
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(5)
Total Annual Fund
  Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Fund's Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                   1 Year      3 Years    5 Years      10 Years
Class S
Institutional
Institutional I
Institutional II

 MTB PRIME MONEY MARKET FUND
 Cusip: 55376T841 Symbol: GVPXX      (Institutional Shares)


Goal
   To seek current income with liquidity and stability of principal.

Strategy

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund invests at least 80% of the value of its assets plus the amount of borrowings for investment purposes in money market instruments, consisting primarily of bank certificates of deposit, bankers' acceptances, prime commercial paper, corporate obligations, municipal obligations, asset-backed securities, securities issued or guaranteed by the U.S. government or its agencies and repurchase agreements backed by such obligations. The Fund may also invest in certain U.S. dollar denominated foreign securities.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

     o Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

Performance Information
   Risk/Return Bar Chart


   [to be added via amendment]


 Performance Over 8 Years

Best Quarter


Worst Quarter



   Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.
   The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
   The Fund's Institutional Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. The table also shows returns for the iMoneyNet, Inc. First Tier Institutional Average, which is a composite of money market funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2004)

                                                            Start of
                             1 Year        5 Years       Performance(1)
Institutional Shares
iMoneyNet, Inc. First Tier
Institutional Average

     o The Fund's Institutional Shares start of performance date was October 7, 1996. The Fund's 7-Day Net Yield as of December 31, 2004 was __%.

     o Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

     o Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns. Fees and Expenses This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                 Institutional
Fees Paid Directly From Your Investment              None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                 Institutional
Management Fee(2)
Distribution (12b-1) Fee(3)
Shareholder Services Fee(4)
Other Expenses(5)
Total Annual Fund Operating Expenses


EXAMPLE

          This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                 1 Year       3 Years        5 Years         10 Years
Institutional

MTB SHORT DURATION GOVERNMENT BOND FUND
Cusip: 55376T221 Symbol: GVLDX       (Institutional I Shares)



 Goal
To seek current income, with preservation of capital as a secondary objective.

 Strategy

          The Fund normally invests substantially all, but under normal market conditions no less than 80% of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, and zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities." The Fund expects to maintain a duration of less than three years under normal market conditions.

          The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage
          Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

 Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 9 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value. The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total returns for the calendar periods ended December 31, 2004. Effective August 15, 2003, the Fund's Institutional I Shares are no longer sold with a sales charge. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index. The LB1-3GB tracks the performance of short-term U.S. government and corporate bonds. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index. The information presented below, for the periods prior to January 8, 2001, is the historical information for VISION Limited Duration Government Securities Fund. The quoted performance of Short Duration Government Bond Fund includes performance of certain predecessor collective trust fund ("commingled") accounts, for the period from October 31, 1995 through VISION Limited Duration Government Securities Fund's commencement of operations on July 1, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.

(For the calendar periods ended December 31, 2004)

                                                                      Start of
Institutional I Shares              1 Year          5 Years      Performance(1)
Return Before Taxes
Return After Taxes on
Distributions(2)
Return After Taxes on Distributions
and Sale of Fund Shares(2)
LB1-3GB

(1) The Fund's Institutional I Shares start of performance date was October 31, 1995.
(2)   After-tax   returns  are   calculated   using  a
standard  set  of  assumptions.   The  stated  returns
assume  the  highest  historical  federal  income  and
capital  gains  tax  rates.   Return  After  Taxes  on
Distributions  assumes a continued  investment  in the
Fund  and   shows   the   effect   of  taxes  on  Fund
distributions.  Return  After  Taxes on  Distributions
and  Sale of  Fund  Shares  assumes  all  shares  were
redeemed at the end of each  measurement  period,  and
shows the effect of any  taxable  gain (or  offsetting
loss) on  redemption,  as well as the effects of taxes
on Fund  distributions.  These  after-tax  returns  do
not  reflect  the effect of any  applicable  state and
local  taxes.  After-tax  returns are not  relevant to
investors   holding   shares   through    tax-deferred
programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares. [fee table to be added via amendment]

Shareholder Fees

                                                Institutional I
Fees Paid Directly From Your Investment              None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same.
     Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                   1 Year       3 Years      5 Years       10 Years
Institutional I

MTB SHORT-TERM CORPORATE BOND FUND
Cusip: 55376T189 Symbol: MVSTX       (Institutional I Shares)



 Goal
   Current income.

 Strategy

     The Fund seeks its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund's Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund also invests in a range of U.S. government securities, including mortgage and asset-backed securities. For purposes of the Fund's 80% investment policy, U.S. corporate fixed income securities would include corporate asset-backed securities. The Fund seeks to maintain a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

     In selecting securities for the Fund, the Advisor considers a security's current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

 Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

     o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

Performance Information
   Risk/Return Bar Chart


   [bar chart to be added via amendment]


 Performance Over 8 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

     The Fund's Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

   The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was__%.

Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index. The LB1-3GB is a widely recognized index of U.S. government obligations with maturities between one and three years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                     Start of
Institutional I Shares                      1 Year     5 Years    Performance(1)
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
LB1-3GB

(1)  The  Fund's   Institutional  I  Shares  start  of
performance  date  was  April  1,  1996.   Performance
presented   prior  to  March  30,  1998  reflects  the
performance  of the  Marketvest  Short-Term  Bond Fund
Shares,  which were offered  beginning  April 1, 1996.
The  assets of the  Marketvest  fund were  reorganized
into the  predecessor  ARK Fund in 1998  following the
acquisition  by  Allfirst  Financial,  Inc. of Dauphin
Deposit Corporation.
(2)   After-tax   returns  are   calculated   using  a
standard  set  of  assumptions.   The  stated  returns
assume  the  highest  historical  federal  income  and
capital  gains  tax  rates.   Return  After  Taxes  on
Distributions  assumes a continued  investment  in the
Fund  and   shows   the   effect   of  taxes  on  Fund
distributions.  Return  After  Taxes on  Distributions
and  Sale of  Fund  Shares  assumes  all  shares  were
redeemed at the end of each  measurement  period,  and
shows the effect of any  taxable  gain (or  offsetting
loss) on  redemption,  as well as the effects of taxes
on Fund  distributions.  These  after-tax  returns  do
not  reflect  the effect of any  applicable  state and
local  taxes.  After-tax  returns are not  relevant to
investors   holding   shares   through    tax-deferred
programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                       Institutional I
Fees Paid Directly From Your Investment                     None

Annual Fund Operating Expenses
(Before Waiver)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                           Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                   1 Year       3 Years       5 Years       10 Years
Institutional I

 MTB U.S. GOVERNMENT BOND FUND
 Cusip: 55376V705 Symbol: MVIGX      (Institutional I Shares)


Goal

     To  provide   current   income.   Capital   appreciation  is  a  secondary,
     non-fundamental investment consideration.

Strategy

     The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, including mortgage backed securities issued by U.S. government agencies. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities." The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

     The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

  Performance Over 10 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The total returns displayed for the Fund's Institutional I Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.
Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Return, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-taxes returns depends on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Government Bond Index (LBUSGB), a broad-based market index. The LBUSGB is a market value weighted index comprised of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

Class A Shares                             1 Year         5 Years     10 Years
Return Before Taxes
Return After Taxes on Distributions(1)
Return After Taxes on Distributions and
Sale of Fund Shares(1)
LBUSGB

     After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                      Institutional I
Fees Paid Directly From Your Investment                     None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                      Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

          This Example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                  1 Year     3 Years     5 Years     10 Years
Institutional I

MTB MARYLAND MUNICIPAL BOND FUND
Cusip: 55376T544 Symbol: ARMTX       (Institutional I Shares)



 Goal
   Current income exempt from federal regular income tax and Maryland state and local income taxes.

 Strategy

          Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.

          In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

 Risks

          All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

          o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

          o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

          o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

          o  Risks  of  Non-Diversification.   The  Fund  may  invest  a  higher
          percentage of its assets among fewer issuers of portfolio securities.

          o Maryland Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers. The economy of Maryland is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 8 Years

Best Quarter


Worst Quarter



          The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

          The  Fund's  Institutional  I Shares are sold  without a sales  charge
          (load). The total returns above are based on net asset value.

          The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

          Average Annual Total Return Table The following table represents the Fund's Institutional I Shares Average Annual Total Return for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prere-funded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                      Start of
Institutional I Shares                      1 Year    5 Years     Performance(1)
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
LB10MB
LB7MB

          (1) The Fund's Institutional I Shares start of performance date was November 18, 1996. (2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA and 401(k) plans.

          Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

          This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                             Institutional I
Fees Paid Directly From Your Investment                           None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                           Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

          This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                    1 Year        3 Years      5 Years       10 Years
Institutional I

 MTB NEW YORK MUNICIPAL BOND FUND
 Cusip: 55376T346 Symbol: VNYIX       (Institutional I Shares)



Goal

          To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and as is consistent with the preservation of capital.

Strategy

          Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.

          In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

          All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

     o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

     o New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing, and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 10 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Institutional I Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charge or fees had been included, the returns shown would have been lower.

The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.
Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers New York Tax-Exempt Index (LBNYTE), a broad-based market index. The LBNYTE is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requries to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

Institutional I Shares                   1 Year      5 Years       10 Years
Return Before Taxes
Return After Taxes on Distributions(1)
Return After Taxes on Distributions and
Sale of Fund Shares(1)
LBNYTE

          After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

          Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

          This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                Institutional I
Fees Paid Directly From Your Investment              None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

          This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                 1 Year     3 Years     5 Years    10 Years
Institutional I

MTB PENNSYLVANIA MUNICIPAL BOND FUND
Cusip: 55376T288 Symbol: MVPMX (Institutional I Shares)



   Goal
      Current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Strategy
   Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.
   In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.
o Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania's economy has historically been dependent on heavy industry and agriculture but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.
Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 8 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

     The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

     The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

          The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prere-funded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligations bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                      Start of
Institutional I Shares                  1 Year      5 Years      Performance(1)
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
LB10MB
LB7MB

(1)  The  Fund's   Institutional  I  Shares  start  of
performance  date  was  April  1,  1996.   Performance
presented   prior  to  March  30,  1998  reflects  the
performance    of    the    Marketvest    Pennsylvania
Intermediate  Municipal Bond Fund,  which were offered
beginning   April  1,   1996.   The   assets   of  the
Marketvest  fund  were  reorganized  into  the Fund in
1998    following   the    acquisition   by   Allfirst
Financial, Inc. of Dauphin Deposit Corporation.
(2)   After-tax   returns  are   calculated   using  a
standard  set  of  assumptions.   The  stated  returns
assume  the  highest  historical  federal  income  and
capital  gains  tax  rates.   Return  After  Taxes  on
Distributions  assumes a continued  investment  in the
Fund  and   shows   the   effect   on  taxes  on  Fund
distributions.  Return  After  Taxes on  Distributions
and  Sale of  Fund  Shares  assumes  all  shares  were
redeemed at the end of each  measurement  period,  and
shows the effect of any  taxable  gain (or  offsetting
loss) on  redemption,  as well as the effects of taxes
on Fund  distributions.  These  after-tax  returns  do
not  reflect  the effect of any  applicable  state and
local  taxes.  After-tax  returns are not  relevant to
investors   holding   shares   through    tax-deferred
programs, such as IRA or 401(k) plans.

          Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

          This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                Institutional I
Fees Paid Directly From Your Investment              None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Institutional I
Management Fee
Distribution (12b-1) Fee
Shareholder Services Fee(2)
Other Expenses(3)
Total Annual Fund Operating Expenses


Example

          This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                    1 Year         3 Years        5 Years          10 Years
Institutional I

 MTB INTERMEDIATE-TERM BOND FUND
 Cusip: 55376T817 Symbol: ARIFX      (Institutional I Shares)



Goal
   Current income.

Strategy

          The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund's Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

          In  selecting  securities  for  the  Fund,  the  Advisor  considers  a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

     o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 8 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

          The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Intermediate U.S. Government Bond Index and the Lehman
          Brothers Intermediate Government/Credit Index, broad-based market indexes. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely recognized index of U.S. Treasury securities and government agency securities with maturities ranging from one to ten years. The Lehman Brothers Intermediate Government/Credit Index is a widely recognized, market value-weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign government and agencies. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                       Start of
Institutional I Shares                      1 Year     5 Years    Performance(1)
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions
and Sale of Fund Shares(2)
Lehman Brothers Intermediate U.S.
Government Bond Index
Lehman Brothers Intermediate
Government/Credit Index

(1) The Fund's Institutional I Shares start of performance date was November 18, 1996. (2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and hows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                    Institutional I
Fees Paid Directly From Your Investment                  None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                   Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

This Example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                    1 Year          3 Years          5 Years         10 Years
Institutional I

MTB INCOME FUND
Cusip: 55376T858 Symbol: ARKIX       (Institutional I Shares)



 Goal
   Primarily current income and secondarily capital growth.

 Strategy

The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund's Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund seeks to maintain a dollar-weighted average maturity of four to twenty years. However, the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions. In selecting securities for the Fund, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

 Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

     o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 10 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

     The Fund's Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

     The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Return for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, a broad-based market index. The Lehman Brothers U.S. Aggregate Bond Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities, and AAA-rated mortgage backed securities. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

Institutional I Shares                    1 Year      5 Years      10 Years
Return Before Taxes
Return After Taxes on Distributions(1)
Return After Taxes on Distributions and
Sale of Fund Shares(1)
Lehman Brothers U.S. Aggregate
Bond Index

     After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                    Institutional I
Fees Paid Directly From Your Investment                  None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                    Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                   1 Year      3 Years      5 Years       10 Years
Institutional I

 MTB BALANCED FUND
 Cusip: 55376T304 Symbol: ARGIX      (Institutional I Shares)



Goal

     To provide total return. The Fund's total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities and long-term capital appreciation provided by equity securities.

Strategy

     The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment grade fixed income securities. The Fund's Advisor will select common stocks of mid-sized and larger companies that are recognized leaders in their respective markets and that are within the market capitalization range of companies in recognized independent mid-cap indexes such as the S&P Mid Cap 400 Index and the Russell Mid Cap Index and in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2004, the smallest company in the S&P Mid Cap 400 Index had a market capitalization of $340.0 million, the largest company in the S&P Mid Cap 400 Index had a market capitalization of $9.4 billion, and the weighted average market capitalization of the S&P Mid Cap 400 Index was $2.7 billion. As of December 31, 2004, the smallest company in the Russell Mid Cap Index had a market capitalization of $1.6 billion, the largest company in the Russell Mid Cap Index had a market capitalization of $12.3 billion, and the weighted average market capitalization  of  the  Russell  Mid  Cap  Index  was  $4.2  billion.  The capitalization ranges are as of December 31, 2004, and are subject to change. As of December 31, 2004 the smallest company in the S&P 500 Index had a market capitalization of $750.0 million, the largest company in the index had a market capitalization of $385.9 billion, and the weighted average market capitalization in the index was $22.6 billion. The capitalization range is as of December 31, 2004, and is subject to change. In evaluating securities for the Fund, the Advisor considers each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The Advisor will also maintain at least 25% of its assets in investment grade and non-investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities. No more than 15% of the Fund's total assets may be invested in non-investment grade fixed income securities. The Advisor will adjust the Fund's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends.

     In selecting securities for the Fund, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities.

Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

     o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 10 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

     The Fund's Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

     The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Return for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, the Standard & Poor's 500 Index (S&P 500) and the Standard & Poor's 500 Barra Growth Index (S&P 500/BG), respectively, broad-based market indexes. The Advisor has elected to change the Fund's broad-based market index to the S&P 500/BG from the S&P 500 because it is more reflective of the Fund's current investment strategy. The Lehman Brothers U.S. Aggregate Bond Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities, and AAA-rated mortgage backed securities. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BG is a capitalization-weighted index of stocks in the S&P 500 having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

Institutional I Shares               1 Year       5 Years      10 Years
Return Before Taxes
Return After Taxes on
Distributions(1)
Return After Taxes on
Distributions and
Sale of Fund Shares(1)
Lehman Brothers U.S. Aggregate
Bond Index
S&P 500
S&P 500/BG

     After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                Institutional I
Fees Paid Directly From Your Investment              None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                  1 Year       3 Years        5 Years        10 Years
Institutional I

 MTB SOCIAL BALANCED FUND
 Cusip: 55376V101 Symbol: ASFIX      (Institutional I Shares)



Goal

     To provide total return. The Fund's total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities, and long-term capital appreciation provided by equity securities.

Strategy

     The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment grade fixed income securities. The Fund's Advisor will select common stocks of mid-sized and larger companies that are recognized leaders in their respective markets and that are within the market capitalization range of companies in recognized independent mid-cap indexes such as the S&P Mid Cap 400 Index and the Russell Mid Cap Index and in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2004, the smallest company in the S&P Mid Cap 400 Index had a market capitalization of $340.0 million, the largest company in the S&P Mid Cap 400 Index had a market capitalization of $9.4 billion, and the weighted average market capitalization of the S&P Mid Cap 400 Index was $2.7 billion. As of December 31, 2004, the smallest company in the Russell Mid Cap Index had a market capitalization of $1.6 billion, the largest company in the Russell Mid Cap Index had a market capitalization of $12.3 billion, and the weighted average market capitalization  of  the  Russell  Mid  Cap  Index  was  $4.2  billion.  The capitalization ranges are as of December 31, 2004, and are subject to change. As of December 31, 2004 the smallest company in the S&P 500 Index had a market capitalization of $750.0 million, the largest company in the index had a market capitalization of $385.9 billion, and the weighted average market capitalization in the index was $22.6 billion. The capitalization range is as of December 31, 2004, and is subject to change. In evaluating securities for the Fund, the Advisor considers each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The Advisor will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities but also may invest up to 15% of the Fund's total assets in lower-rated debt securities (junk bonds). The Advisor will adjust the Fund's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed income securities.

     In selecting securities for the Fund, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The Fund's investments are subject to broad-based social screens designed to meet the needs of many socially responsible investors. The social screens adopted by the Advisor will seek to exclude the following types of companies:

   o Tobacco and Alcohol -- companies that manufacture tobacco products or alcoholic beverages;
   o Gambling -- companies that receive identifiable revenue from gambling enterprises;
   o Nuclear Power -- companies that have an ownership share in, or operate, nuclear power plants;

          o Weapons -- companies that receive more than 2% of their gross revenues from the sale of military weapons; and

          o    Abortion   and   Contraceptives   --   companies   that   receive
               identifiable revenues from the development or manufacture of abortifacients and contraceptives.

     MTB Social Balanced Fund commenced operation pursuant to a Reorganization Plan between the MTB Funds and the ARK Funds, whereupon it acquired the following ARK Portfolios: ARK Social Issues Intermediate Fixed Income Portfolio, ARK Social Issues Blue Chip Equity Portfolio, ARK Social Issues Capital Growth Portfolio and ARK Social Issues Small Cap Equity Portfolio (collectively, the "Acquired Funds"). In order to comply with comments made by the staff of the SEC, MTB Social Balanced Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds. Accordingly, the following financial and performance information presented for MTB Social Balanced Fund in reality reflects the historical operations of ARK Social Issues Intermediate Fixed Income Portfolio for all periods prior to the date of the Reorganization. This past performance does not necessarily predict future performance of MTB Social Balanced Fund and should be evaluated in light of the Fund's organization and the differences noted above.

Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

     o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Social Investment Risk. The Fund's investments are subject to social screens. Because of these screens, Fund management may forego opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social reasons when it is otherwise disadvantageous to do so.

     o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 3 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

The Fund's Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.
Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), the S&P 500 Barra Growth Index (S&P 500/BG) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The Advisor has elected to change the Fund's broad-based market index to the S&P 500/BG from the S&P 500 because it is more reflective of the Fund's current investment strategy. The S&P 500 is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BG is a capitalization-weighted index of stocks in the S&P 500 having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The
     LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requries to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                           Start of
Institutional I Shares                     1 Year       Performance(1)
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
S&P 500
S&P 500/BG
LBAB

(1) The Fund's  Institutional  I Shares  start of  performance  date was May 29,
2001.

(2)   After-tax   returns  are   calculated   using  a
standard  set  of  assumptions.   The  stated  returns
assume  the  highest  historical  federal  income  and
capital  gains  tax  rates.   Return  After  Taxes  on
Distributions  assumes a continued  investment  in the
Fund  and   shows   the   effect   of  taxes  on  Fund
Distribtuions.  Return  After  Taxes on  Distribtuions
and  Sale of  Fund  Shares  assumes  all  shares  were
redeemed at the end of each  measurement  period,  and
shows the effect of any  taxable  gain (or  offsetting
loss) on  redemption,  as well as the effects of taxes
on Fund  distributions.  These  after-tax  returns  do
not  reflect  the effect of any  applicable  state and
local  taxes.  After-tax  returns are not  relevant to
investors   holding   shares   through    tax-deferred
programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                Institutional I
Fees Paid Directly From Your Investment              None

Annual Fund Operating Expenses (Before
Waivers and Reimbursement)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(3)
Total Annual Fund Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                  1 Year       3 Years      5 Years      10 Years
Institutional I

MTB EQUITY INCOME FUND
Cusip: 55376T601 Symbol: AREIX       (Institutional I Shares)



 Goal
   Current income and growth of capital.

 Strategy

     The Fund seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Fund's net assets will be invested in dividend-paying equity securities. The Fund may, to a limited extent, purchase convertible and preferred stocks and investment grade fixed income securities. The Fund's investment advisor will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

     In selecting securities for the Fund, the Advisor purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Advisor will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.

 Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information
   Risk/Return Bar Chart


   [bar chart to be added via amendment]


 Performance Over 8 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect sale charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                     Start of
Institutional I Shares                     1 Year     5 Years     Performance(1)
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
S&P 500

     (1) The Fund's Institutional I Shares start of performance date were November 18, 1996. (2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

          Past performance is no guarantee of future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

          This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]
Shareholder Fees

                                                 Institutional I
Fees Paid Directly From Your Investment               None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                 Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

          This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

               1 Year       3 Years      5 Years      10 Years
Institutional I

MTB LARGE CAP VALUE FUND
Cusip: 55376T668 Symbol: MLCVX       (Institutional I Shares)



 Goal

          To provide capital appreciation. Current income is a secondary, non-fundamental consideration.

 Strategy

          The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of U.S. companies with market capitalizations at time of purchase within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2004 the smallest company in the index had a market capitalization of $750.0 million, the largest company in the index had a market capitalization of $385.9 billion, and the weighted average market capitalization in the index was $22.6 billion. The capitalization range is as of December 31, 2004, and is subject to change. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

 Risks

          All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 7 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Institutional I Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The

Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Return, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition , Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-taxes returns depends on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500/Barra Value Index (S&P 500/BV), a broad-based market index. The S&P 500/BV is constructed by sorting the S&P 500 based on its price-to-book ratios, with the low price-to book companies forming the index. The S& P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stock representing all major industries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                     Start of
Institutional I Shares                     1 Year       5 Years   Performance(1)
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
S&P 500/BV

(1) The Fund's Institutional I Shares start of performance date was ____.
(2) After-tax  returns are calculated using a standard
set of  assumptions.  The  stated  returns  assume the
highest  historical  federal  income and capital gains
tax  rates.   Return  After  Taxes  on   Distributions
assumes a continued  investment  in the Fund and shows
the  effect  of  taxes on Fund  distributions.  Return
After Taxes on  Distributions  and Sale of Fund Shares
assumes  all shares  were  redeemed at the end of each
measurement  period,  and  shows  the  effect  of  any
taxable gain (or offsetting  loss) on  redemption,  as
well as the  effects  of taxes on Fund  distributions.
These  after-tax  returns do not reflect the effect of
any  applicable  state  and  local  taxes.   After-tax
returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares. [fee table to be added via amendment]

Shareholder Fees

                                                Institutional I
Fees Paid Directly From Your Investment              None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                   1 Year       3 Years   5 Years    10 Years
Institutional I

MTB EQUITY INDEX FUND
Cusip: 55376T882 Symbol: ARKEX       (Institutional I Shares)




 Goal

     Investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500).

 Strategy

     The Fund seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Fund will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

     The Fund may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Fund will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs. Although the Fund will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Fund's performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Fund. The Fund attempts to achieve a 95% or better correlation between the performance of the Fund and that of the S&P 500.

 Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Tracking Error Risk. Due to additional expenses borne by the Fund which are not borne by the Fund's benchmark index, the Fund may not be able achieve its investment objective of accurately correlating to the S&P 500.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

  Performance Over 7 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

     The Fund's Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Return for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Index is unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                      Start of
Institutional I Shares                    1 Year       5 Years    Performance(1)
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
S&P 500

(1) The Fund's Institutional I Shares start of performance dates was October 1, 1997.
(2)   After-tax   returns  are   calculated   using  a
standard  set  of  assumptions.   The  stated  returns
assume  the  highest  historical  federal  income  and
capital  gains  tax  rates.   Return  After  Taxes  on
Distributions  assumes a continued  investment  in the
Fund  and   shows   the   effect   of  taxes  on  Fund
distributions.  Return  After  Taxes on  Distributions
and  Sale of  Fund  Shares  assumes  all  shares  were
redeemed at the end of each  measurement  period,  and
shows the effect of any  taxable  gain (or  offsetting
loss) on  redemption,  as well as the effects of taxes
on Fund  distributions.  These  after-tax  returns  do
not  reflect  the effect of any  applicable  state and
local  taxes.  After-tax  returns are not  relevant to
investors   holding   shares   through    tax-deferred
programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

 Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

 Shareholder Fees

                                                       Institutional I
Fees Paid Directly From Your Investment                      None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                        Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                   1 Year          3 Years        5 Years         10 Years
Institutional I

MTB LARGE CAP STOCK FUND
Cusip: 55376T692 Symbol: MVEFX       (Institutional I Shares)



 Goal
   Growth of principal.

 Strategy

     The Fund seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities (primarily common stocks) of companies with market capitalizations at time of purchase within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2004 the smallest company in the index had a market capitalization of $750.0 million, the largest company in the index had a market capitalization of $385.9 billion, and the weighted average market capitalization in the index was $22.6 billion. The capitalization range is as of December 31, 2004, and is subject to change.

     In selecting investments for the Fund, the Advisor emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Advisor will also weigh corporate management's ability to adjust to the dynamics of rapidly changing economic and business conditions. The Advisor's investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.

 Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

     o Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Performance Information

   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 8 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

     The Fund's Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

     The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Return for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the S&P 500 and the Standard and Poor's S&P 500/Barra Value Index (S&P 500/BV), broad-based market indexes. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BV is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                     Start of
Institutional I Shares                 1 Year        5 Years     Performance(1)
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
S&P 500
S&P 500/BV

(1)  The  Fund's   Institutional  I  Shares  start  of
performance  dates  was  April  1,  1996.  Performance
presented   prior  to  March  30,  1998  reflects  the
performance  of the  Marketvest  Equity  Fund  Shares,
which  were  offered  beginning  April  1,  1996.  The
assets of the Marketvest  fund were  reorganized  into
the  Fund  in  1998   following  the   acquisition  by
Allfirst   Financial,    Inc.   of   Dauphin   Deposit
Corporation.
(2)   After-tax   returns  are   calculated   using  a
standard  set  of  assumptions.   The  stated  returns
assume  the  highest  historical  federal  income  and
capital  gains  tax  rates.   Return  After  Taxes  on
Distributions  assumes a continued  investment  in the
Fund  and   shows   the   effect   of  taxes  on  Fund
distributions.  Return  After  Taxes on  Distributions
and  Sale of  Fund  Shares  assumes  all  shares  were
redeemed at the end of each  measurement  period,  and
shows the effect of any  taxable  gain (or  offsetting
loss) on  redemption,  as well as the effects of taxes
on Fund  distributions.  These  after-tax  returns  do
not  reflect  the effect of any  applicable  state and
local  taxes.  After-tax  returns are not  relevant to
investors   holding   shares   through    tax-deferred
programs, such as IRA or 401(k) plans.


     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                Institutional I
Fees Paid Directly From Your Investment              None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Institutional I
Management Fee
Distribution (12b-1) Fee
Shareholder Services Fee(2)
Other Expenses(3)
Total Annual Fund Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                   1 Year         3 Years       5 Years         10 Years
Institutional I

MTB LARGE CAP GROWTH FUND
Cusip: 55376T742 Symbol: MLGIX       (Institutional I Shares)



 Goal
   To provide capital appreciation.

 Strategy

     The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2004 the smallest company in the index had a market capitalization of $750.0 million, the largest company in the index had a market capitalization of $385.9 billion, and the weighted average market capitalization in the index was $22.6 billion. The capitalization range is as of December 31, 2004, and is subject to change. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:

   o  have a strong history of earnings growth;
   o are attractively priced, relative to the company's potential for above-average, long-term earnings and revenue growth;
   o  have strong balance sheets;
   o  have a sustainable competitive advantage; and
   o  are currently, or have the potential to become industry leaders.

Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 4 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

The total return displayed for the Fund's Institutional I Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), the Russell 1000 Index and the Standard & Poor's 500/Barra Growth Index (S&P 500/BG), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios. The S&P 500/BG consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                  Start of
Institutional I Shares                       1 Year            Performance(1)
Return Before Taxes                          10.62%               (8.67)%
Return After Taxes on Distributions(2)       10.62%               (8.67)%
Return After Taxes on Distributions and
Sale of Fund Shares(2)                        6.90%               (7.22)%
S&P 500                                      28.68%               (5.49)%
Russell 1000                                 29.89%                3.08%
S&P 500/BG                                   25.66%               (11.05)%

(1) The Fund's Institutional I Shares start of performance date was _____.
(2)   After-tax   returns  are   calculated   using  a
standard  set  of  assumptions.   The  stated  returns
assume  the  highest  historical  federal  income  and
capital  gains  tax  rates.   Return  After  Taxes  on
Distributions  assumes a continued  investment  in the
Fund  and   shows   the   effect   of  taxes  on  Fund
distributions.  Return  After  Taxes on  Distributions
and  Sale of  Fund  Shares  assumes  all  shares  were
redeemed at the end of each  measurement  period,  and
shows the effect of any  taxable  gain (or  offsetting
loss) on  redemption,  as well as the effects of taxes
on Fund  distributions.  These  after-tax  returns  do
not  reflect  the effect of any  applicable  state and
local  taxes.  After-tax  returns are not  relevant to
investors   holding   shares   through    tax-deferred
programs, such as IRA or 401k plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                 Institutional I
Fees Paid Directly From Your Investment               None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                 Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                   1 Year       3 Years     5 Years     10 Years
Institutional I

 MTB MULTI CAP GROWTH FUND
 Cusip: 55376T379 Symbol: ARCGX (Institutional I Shares)



Goal
   Long-term capital appreciation.

Strategy

     The Fund seeks its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of small-, mid- and large-size companies. These companies generally fall into the following dollar ranges of market capitalizations, which are measured at time of purchase: For small-cap, the dollar range is within the market capitalization range of companies in recognized independent small-cap indexes such as the S&P 600 Index and the Russell 2000 Index. As of December 31, 2004, the smallest company in the S&P 600 Index had a market capitalization of $70.0 million, the largest company in the S&P 600 Index had a market capitalization of $4.9 billion, and the weighted average market capitalization in the S&P 600 Index was $880.0 million. As of December 31, 2004, the smallest company in the Russell 2000 Index had a market capitalization of $175.8 million, the largest company in the Russell 2000 Index had a market capitalization of $1.6 billion, and the weighted average market capitalization in the Russell 2000 Index was $607.1 million. For mid-cap, the dollar range is within the market capitalization range of companies in recognized independent mid-cap indexes such as the S&P Mid Cap 400 Index and the Russell Mid Cap Index. As of December 31, 2004, the smallest company in the S&P Mid Cap 400 Index had a market capitalization of $340.0 million, the largest company in the S&P Mid Cap 400 Index had a market capitalization of $9.4 billion, and the weighted average market capitalization of the S&P Mid Cap 400 Index was $2.7 billion. As of December 31, 2004, the smallest company in the Russell Mid Cap Index had a market capitalization of $1.6 billion, the largest company in the Russell Mid Cap Index had a market capitalization of $12.3 billion, and the weighted average market capitalization of the Russell Mid Cap Index was $4.2 billion. For large-cap, the dollar range is within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2004 the smallest company in the index had a market capitalization of $750.0 million, the largest company in the index had a market capitalization of $385.9 billion, and the weighted average market capitalization in the index was $22.6 billion. The capitalization ranges are as of December 31, 2004, and are subject to change.

     The Fund's Advisor will shift the emphasis among companies in the various market capitalization categories according to changes in economic conditions, stock market fundamentals and other pertinent factors. In selecting securities for the Fund, the Advisor considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock. In doing so, the Fund's Advisor will seek to build a broadly diversified portfolio of stocks with above-average capital growth potential.

Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 10 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Returns, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), the Russell 2000 Growth Index and the Russell 3000 Growth Index, broad-based market indexes. The Advisor has elected to change the Fund's broad-based market index to the Russell 3000 Growth Index from the Russell 2000 Growth Index because it is more reflective of the Fund's current investment strategy. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indexes. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

Institutional I Shares                    1 Year      5 Years      10 Years
Return Before Taxes
Return After Taxes on Distributions(1)
Return After Taxes on Distributions and
Sale of Fund Shares(1)
S&P 500
Russell 2000 Growth
Russell 3000 Growth

     After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect on taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares. [fee table to be added via amendment]

Shareholder Fees

                                                Institutional I
Fees Paid Directly From Your Investment              None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                  1 Year      3 Years     5 Years      10 Years
Institutional I

MTB MID CAP STOCK FUND
Cusip: 55376T478 Symbol: MMCIX       (Institutional I Shares)



 Goal

     To provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

 Strategy

     The Fund pursues its goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of mid-cap companies with market capitalizations at time of purchase within the market capitalization range of companies in recognized independent mid-cap indexes such as the S&P Mid Cap 400 Index and the Russell Mid Cap Index. As of December 31,
     2004, the smallest company in the S&P Mid Cap 400 Index had a market capitalization of $340.0 million, the largest company in the S&P Mid Cap 400 Index had a market capitalization of $9.4 billion, and the weighted average market capitalization of the S&P Mid Cap 400 Index was $2.7 billion. As of December 31, 2004, the smallest company in the Russell Mid Cap Index had a market capitalization of $1.6 billion, the largest company in the Russell Mid Cap Index had a market capitalization of $12.3 billion, and the weighted average market capitalization of the Russell Mid Cap Index was $4.2 billion.. The capitalization ranges are as of December 31, 2004, and are subject to change. Equity securities include common and preferred stocks as well as convertible securities. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Advisor (with respect to growth style portion of the portfolio, where the Advisor looks for companies which have above-average sales earnings growth) and the Fund's Sub-Advisor, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations) The Fund's total return will result mostly from capital appreciation rather than income.

     MTB Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund's sub-advisor never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above.

 Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

     o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 10 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The total returns displayed for the Fund's Institutional I Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

          The following table represents the Fund's Institutional I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's Mid Cap 400 Index (S&P Mid Cap 400) and the Russell Mid Cap Index (RMC), broad-based market indexes. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. The RMC measures the performance of the 800 smallest companies in the Russell 1000 index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

Institutional I Shares                     1 Year      5 Years     10 Years
Return Before Taxes
Return After Taxes on Distributions(1)
Return After Taxes on Distributions and
Sale of Fund Shares(1)
S&P Mid Cap 400
RMC

          After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

          Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

          This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                Institutional I
Fees Paid Directly From Your Investment              None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

          This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                   1 Year        3 Years      5 Years      10 Years
Institutional I

MTB MID CAP GROWTH FUND
Cusip: 55376T510 Symbol: ARMEX (Institutional I Shares)



 Goal
   Long-term capital appreciation.

 Strategy

          The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid-cap companies with market capitalizations at time of purchase within the market capitalization range of companies in recognized independent mid-cap indexes such as the S&P Mid Cap 400 Index and the Russell Mid Cap Index. As of December 31, 2004, the smallest company in the S&P Mid Cap 400 Index had a market capitalization of $340.0 million, the largest company in the S&P Mid Cap 400 Index had a market capitalization of $9.4 billion, and the weighted average market capitalization of the S&P Mid Cap 400 Index was $2.7 billion. As of December 31, 2004, the smallest company in the Russell Mid Cap Index had a market capitalization of $1.6 billion, the largest company in the Russell Mid Cap Index had a market capitalization of $12.3 billion, and the weighted average market capitalization of the Russell Mid Cap Index was $4.2 billion. The capitalization ranges are as of December 31, 2004, and are subject to change.. The Fund's Advisor chooses stocks of mid-cap companies that have significant growth potential. In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Advisor may invest up to 20% of its net assets in medium-sized companies with relatively low or unrecognized market valuations.

 Risks

          All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

          o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 8 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's Mid Cap 400/Barra Growth Index (S&P Mid Cap 400/BG), a broad based market index. The S&P Mid Cap 400/BG is a market capitalization-weighted index of the stocks in the S&P Mid Cap 400 having the highest price to book ratios. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                             Start of
Institutional I Shares               1 Year      5 Years  Performance(1)
Return Before Taxes
Return After Taxes on
Distributions(2)
Return After Taxes on
Distributions and
Sale of Fund Shares(2)
S&P Mid Cap 400/BG

     (1) The Fund's Institutional I Shares start of performance date was November 18, 1996. (2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarentee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                Institutional I
Fees Paid Directly From Your Investment              None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                  1 Year     3 Years    5 Years     10 Years
Institutional I

MTB SMALL CAP STOCK FUND
Cusip: 55376T114 Symbol: MSCIX       (Institutional I Shares)



 Goal
   To seek growth of capital.

 Strategy

     The Fund will invest substantially all, but under normal circumstances not less than 80%, of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase within the market capitalization range of companies in recognized independent small-cap indexes such as the S&P 600 Index and the Russell 2000 Index. As of December 31, 2004, the smallest company in the S&P 600 Index had a market capitalization of $70.0 million, the largest company in the S&P 600 Index had a market capitalization of $4.9 billion, and the weighted average market capitalization in the S&P 600 Index was $880.0 million. As of December 31, 2004, the smallest company in the Russell 2000 Index had a market capitalization of $175.8 million, the largest company in the Russell 2000 Index had a market capitalization of $1.6 billion, and the weighted average market capitalization in the Russell 2000 Index was $607.1 million. The capitalization ranges are as of December 31, 2004, and are subject to change.. Equity securities include common and preferred stocks as well as convertible securities. Stocks purchased by the Fund generally will be traded on established U.S. markets and exchanges. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund's sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations) and Mazama Capital Management, Inc. (Mazama) (with respect to the growth style portion of the portfolio, where Mazama looks for companies which have above-average sales earnings growth).

 Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

          o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

          o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information
   Risk/Return Bar Chart


   [bar chart to be added via amendment]


   Performance Over 10 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The total returns displayed for the Fund's Institutional I Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents Institutional I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (Russell 2000), a broad-based market index. The Russell 2000 is an unmanaged index of the 2,000 smallest companies in the Russell 3000 index which measures the performance of the 3,000 largest U.S. companies based on market capitalization. Total returns for the index shown do not reflect sales, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index. The information presented above, for the periods prior to January 8, 2001, is the historical information for the Governor Aggressive Growth Fund. The quoted performance of the Small Cap Stock Fund includes performance of certain predecessor collective trust funds (commingled) accounts, for the periods dating from July 1, 1994 through Small Cap Stock Fund's commencement of operations February 3, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts performance may have been adversely affected.

(For the calendar periods ended December 31, 2004)

Institutional I Shares               1 Year       5 Years   Since Inception(1)
Return Before Taxes
Return After Taxes on
Distributions(2)
Return After Taxes on
Distributions and
Sales of Fund Shares(2)
Russell 2000

(1) The Fund's Class A Shares start of performance date was July 1, 1994.
(2)   After-tax   returns  are   calculated   using  a
standard  set  of  assumptions.   The  stated  returns
assume  the  highest  historical  federal  income  and
capital  gains  tax  rates.   Return  After  Taxes  on
Distributions  assumes a continued  investment  in the
Fund  and   shows   the   effect   of  taxes  on  Fund
distributions.  Return  After  Taxes on  Distributions
and  Sale of  Fund  Shares  assumes  all  shares  were
redeemed at the end of each  measurement  period,  and
shows the effect of any  taxable  gain (or  offsetting
loss) on  redemption,  as well as the effects of taxes
on Fund  distributions.  These  after-tax  returns  do
not  reflect  the effect of any  applicable  state and
local  taxes.  After-tax  returns are not  relevant to
investors   holding   shares   through    tax-deferred
programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

Shareholder Fees

                                                Institutional I
Fees Paid Directly From Your Investment              None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee
Other Expenses(3)
Total Annual Fund Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                 1 Year     3 Years     5 Years      10 Years
Institutional I

MTB SMALL CAP GROWTH FUND
Cusip: 55376T148 Symbol: ARPEX       (Institutional I Shares)



 Goal
   Long-term capital appreciation.

 Strategy

     The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% (measured at time of purchase) of the value of its net assets in equity securities of small-cap companies. The Advisor defines small-cap companies as companies with a market capitalization within the market capitalization range of companies in recognized independent small-cap indexes such as the S&P 600 Index and the Russell 2000 Index. As of December 31, 2004, the smallest company in the S&P 600 Index had a market capitalization of $70.0 million, the largest company in the S&P 600 Index had a market capitalization of $4.9 billion, and the weighted average market capitalization in the S&P 600 Index was $880.0 million. As of December 31, 2004, the smallest company in the Russell 2000 Index had a market capitalization of $175.8 million, the largest company in the Russell 2000 Index had a market capitalization of $1.6 billion, and the weighted average market capitalization in the Russell 2000 Index was $607.1 million. The capitalization ranges are as of December 31, 2004, and are subject to change.. The Fund's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities.

     In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Advisor may invest up to 20% of its net assets in stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

 Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

          o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

          o Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

Performance Information
   Risk/Return Bar Chart

   [bar chart to be added via amendment]

 Performance Over 9 Years

Best Quarter


Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge. The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (Russell 2000) and the Russell 2000 Growth Index (Russell 2000 Growth), broad-based market indexes. The Russell 2000 is unmanaged index of 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Total returns for indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                                  Start of
Institutional I Shares                   1 Year      5 Years   Performance(1)
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions
and Sales of Fund Shares(2)
Russell 2000 Growth
Russell 2000

(1) The Fund's Institutional I Shares start of performance date was
July 13, 1995.

(2)   After-tax   returns  are   calculated   using  a
standard  set  of  assumptions.   The  stated  returns
assume  the  highest  historical  federal  income  and
capital  gains  tax  rates.   Return  After  Taxes  on
Distributions  assumes a continued  investment  in the
Fund  and   shows   the   effect   of  taxes  on  Fund
distributions.  Return  After  Taxes on  Distributions
and  Sale of  Fund  Shares  assumes  all  shares  were
redeemed at the end of each  measurement  period,  and
shows the effect of any  taxable  gain (or  offsetting
loss) on  redemption,  as well as the effects of taxes
on Fund  distributions.  These  after-tax  returns  do
not  reflect  the effect of any  applicable  state and
local  taxes.  After-tax  returns are not  relevant to
investors   holding   shares   through    tax-deferred
programs, such as IRA or 401(k) plans


     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

Shareholder Fees

                                                Institutional I
Fees Paid Directly From Your Investment              None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Institutional I
Management Fee
Distribution (12b-1) Fee
Shareholder Services Fee(2)
Other Expenses(3)
Total Annual Fund Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                   1 Year      3 Years      5 Years       10 Years
Institutional I

 MTB INTERNATIONAL EQUITY FUND
 Cusip: 55376T775 Symbol: MVIEX      (Institutional I Shares)



Goal
   To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Strategy

     The Fund will invest substantially all, but under normal circumstances, not less than 80% (measured at time of purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI
     EAFE) Index(R), the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The investment perspective of UBS Global Asset Management (Americas) Inc. (UBS), sub-advisor for the Fund, is to invest in the equity securities of non-U.S. markets and companies which are believed to be undervalued based upon internal research and proprietary valuation systems. These processes utilized by the Fund's sub-advisor incorporate internal analysts' considerations of company management, competitive advantage, and each company's core competencies to determine a stock's fundamental value, which is then compared to the stock's current market price.

Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

          o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

          o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

          o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

          o Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

          o Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Performance Information
Risk/Return Bar Chart

[bar chart to be added via amendment]

 Performance Over 5 Years

Best Quarter


Worst Quarter



     The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis. The total return displayed for the Fund's Institutional I Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Institutional I Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was __%.

Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. Return Before Taxes is shown. In addition, Return After Taxes is shown for Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the MSCI EAFE, which is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2004)

                                                         Start of
Class A Shares                             1 Year     Performance(1)
Return Before Taxes
Return After Taxes on Distributions(2)
Return After Taxes on Distributions and
Sale of Fund Shares(2)
MSCI EAFE

(1) The Fund's Class A Shares start of performance date was February 9, 1999.
(2)   After-tax   returns  are   calculated   using  a
standard  set  of  assumptions.   The  stated  returns
assume  the  highest  historical  federal  income  and
capital  gains  tax  rates.   Return  After  Taxes  on
Distributions  assumes a continued  investment  in the
Fund  and   shows   the   effect   of  taxes  on  Fund
distributions.  Return  After  Taxes on  Distributions
and  Sale of  Fund  Shares  assumes  all  shares  were
redeemed at the end of each  measurement  period,  and
shows the effect of any  taxable  gain (or  offsetting
loss) on  redemption,  as well as the effects of taxes
on Fund  distributions.  These  after-tax  returns  do
not  reflect  the effect of any  applicable  state and
local  taxes.  After-tax  returns are not  relevant to
investors   holding   shares   through    tax-deferred
programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

 Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

   [fee table to be added via amendment]

 Shareholder Fees

                                                Institutional I
Fees Paid Directly From Your Investment              None

Annual Fund Operating Expenses (Before Waiver)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                                Institutional I
Management Fee(2)
Distribution (12b-1) Fee
Shareholder Services Fee(3)
Other Expenses(4)
Total Annual Fund Operating Expenses


Example

     This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

               1 Year3 Years5 Years10 Years
Institutional I

Principal Securities of the Funds

Stock Funds
   The principal securities of each of the Funds listed below (each, a "Stock Fund," and collectively, the "Stock Funds") are marked with an "X".


                           International Small   Small    Mid     Mid     Multi   Large   Large          Large
                              Equity      Cap     Cap     Cap     Cap      Cap     Cap     Cap   Equity   Cap   Equity
                               Fund     Growth   Stock   Growth  Stock   Growth   Growth  Stock  Index   Value  Income
                                         Fund     Fund    Fund    Fund    Fund     Fund   Fund    Fund   Fund    Fund
  Equity Securities             X          X       X       X       X        X       X       X      X       X       X
  Common Stocks                 X          X       X       X       X        X       X       X      X       X       X
  Preferred Stocks              X          X       X       X       X        X       X       X              X       X
  Convertible Securities        X                  X       X                X       X                              X
  Bank Instruments                                                                                         X
  Foreign Securities            X          X                                                               X
  Depositary Receipts                                                                                      X
  Derivative Contracts          X
  Futures Contracts             X
  Investing in Securities                                                           X                      X
  of other Investment
  Companies

Balanced Funds
   The principal securities of each of the Funds listed below (each, a "Balanced Fund," and collectively, the "Balanced Funds") are marked with an "X".

                              Social Balanced Fund         Balanced Fund
  Equity Securities                     X                        X
  Common Stocks                         X                        X
  Fixed Income Securities               X                        X
  Treasury Securities                   X                        X
  Agency Securities                     X                        X
  Corporate Debt Securities             X                        X

Bond Funds

     The principal securities of each of the Funds listed below (each, a "Bond Fund," and collectively, the "Bond Funds") are marked with an "X".

                                                                                                                   Short
                         Intermediate-             Short-Term    Maryland  Pennsylvania New York      U.S.       Duration
                           Term Bond     Income    Corporate    Municipal   Municipal   Municipal  Government   Government
                              Fund        Fund     Bond Fund    Bond Fund   Bond Fund   Bond Fund   Bond Fund    Bond Fund
Fixed Income Securities        X           X           X            X           X           X           X            X
Treasury Securities            X           X           X                                                X            X
Agency Securities              X           X           X                                                X            X
Corporate Debt Securities      X           X           X                                                X            X
Mortgage Backed                X           X           X                                                X            X
Securities
Asset Backed Securities        X           X           X                                                X            X
Tax-Exempt Securities                                               X           X           X
General Obligation Bonds                                            X           X           X
Special Revenue Bonds                                               X           X           X
Tax Increment Financing                                             X           X           X
Bonds
Municipal Notes                                                     X           X           X
Variable Rate Demand           X           X           X            X           X           X           X            X
Instruments

Money Market Funds

     The principal securities of each of the Funds listed below (each, a "Money Market Fund," and collectively, the "Money Market Funds") are marked with an "X".

                          Money        Prime       Tax-Free    U.S. Government U.S. Treasury Pennsylvania Tax New York Tax
                          Market   Money Market  Money Market    Money Market   Money Market    Free Money     Free Money
                           Fund        Fund          Fund            Fund           Fund       Market Fund     Market Fund
  Fixed Income              X            X             X              X              X              X               X
  Securities
  Treasury Securities       X            X                            X              X
  Agency Securities         X                                         X
  Corporate Debt            X
  Securities
  Commercial Paper          X
Tax-Exempt Securities                                  X                                            X               X
General Obligation                                     X                                            X               X
Bonds
Special Revenue Bonds                                  X                                            X               X
Tax Increment                                          X                                            X               X
Financing Bonds
Municipal Notes                                        X                                            X               X
  Variable Rate             X                          X                                            X               X
  Demand Instruments
  Repurchase                X            X                            X              X
  Agreements

Principal Securities of the Funds

     The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds' Statement of Additional Information.

Equity Securities

     Equity securities (stocks) represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which certain Funds may invest.

Common Stocks

   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

     Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

     Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

     A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

     Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

   A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



Collateralized Mortgage Obligations (CMOs)
   CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.
Asset Backed Securities

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities
   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments
   Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Credit Enhancement
   Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities

     Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may invest in convertible securities rated below investment grade. See "Risks Associated with

   Non-Investment Grade Securities" herein.

     International Equity Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Multi Cap Growth Fund, Large Cap Growth Fund and Equity Income Fund treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Municipal Securities

   Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Tax-Exempt Securities

     Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Tax Increment Financing Bonds

     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

     Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

     Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Foreign Securities

     Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

          o it is organized under the laws of, or has a principal office located in, another country;

          o the principal trading market for its securities is in another country; or

          o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts
   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts
   In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an Underlying Fund) may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities
   Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, International Equity Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

International Equity Fund may also trade derivative  contracts  over-the-counter
(OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

International Equity Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Special Transactions

Repurchase Agreements

     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor. A Fund's custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.



Non-Investment Grade Securities

     Securities rated BB+ or lower by Standard & Poor's or Ba or lower by Moody's are considered to be non-investment grade securities (junk bonds).

Investing in Securities of Other Investment Companies

     A Fund may invest their assets in securities of other investment companies, including exchange-traded funds (ETFs) and the securities of affiliated funds, as an efficient means of carrying out their investment policies and managing their uninvested cash.

     The shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. A Fund may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF shares.

     Pursuant to an SEC exemptive order, each of the Funds are permitted to invest in shares of the Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.



Other Investment Strategies

Portfolio Turnover (Stock and Bond Funds only)

     Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Temporary Defensive Investments

     The Funds (except the Money Market Funds and the Equity Index Fund) may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Investment Ratings for Investment Grade Securities

     The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and
     BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's or sub-advisor's credit assessment that the security is comparable to investment grade.

Specific Risks of Investing in the Funds

Stock Market Risks

     The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

     The Advisor or sub-advisor attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related to Investing For Growth

     Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related To Investing For Value

     Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related To Company Size

     Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies.
     Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks

     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

     Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks

     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

     Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates.

     Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

     Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

     A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Tax Risks

     In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund to their shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

     Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund may be subject to the alternative minimum tax (AMT). However, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are required to limit to 20% that part of their income that would be subject to AMT.

Risks of Non-Diversification

     Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund, and Pennsylvania Tax-Free Money Market Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's Share price and performance.

Risks Associated With Non-Investment Grade Securities

     The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Maryland Investment Risks

     Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

     Maryland's economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990's; however, Maryland's economic growth rate has improved and is nearing the national average.

New York Investment Risks

     New York Municipal Bond Fund and New York Tax-Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

     Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax-Free Money Market Fund's portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.

Pennsylvania Investment Risks

     Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.

     Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

Risks of Foreign Investing

     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent International Equity Fund and Small Cap Growth Fund and its Advisor and sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Currency Risks

     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     The Sub-Advisor attempts to manage currency risk by limiting the amount International Equity Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Social Investment Risk
   Social Balanced Fund's social screens could cause it to underperform similar funds that do not have social policies. Among the reasons for this is that stocks that do not meet the social criteria could outperform those that do. In addition, Social Balanced Fund's management may forego certain investments for social reasons when it would otherwise be advantageous to make the investment.

Tracking Error Risk

     Factors such as the Equity Index Fund's expenses, imperfect correlation between the fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its ability to achieve perfect correlation with its benchmarks. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, Equity Index Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Asset Allocation Risk

     Social Balanced Fund and Balanced Fund are subject to the risk that the Advisor's asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Exchange-Traded Funds

     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

How Are Shares Priced?

     The Trust offers seven classes of Shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares. All Share classes have different sales charges and other expenses, which affect their performance, and which an investor bears directly or indirectly as a shareholder. Each Share class represents interests in a single portfolio of securities. This prospectus relates only to Institutional Shares, Institutional I Shares, Institutional II Shares and Class S Shares as shown in the chart below. These Share classes are not subject to a front-end or contingent deferred sales charge. Contact your financial intermediary or call the MTB Group of Funds (MTB Funds) at 800-836-2211 for more information about Class A Shares, Class B Shares and Class C Shares.


                                INSTITUTIONAL      INSTITUTIONAL I    INSTITUTIONAL II     CLASS S
                                 FUND SHARES           SHARES              SHARES          SHARES
U.S. Treasury Money
Market
  Money Market                        X                   X                  X                X
  Prime Money Market                  X
U.S. Government
Money Market                                              X                  X
New York Tax-Free
Money Market
Pennsylvania Tax-Free
Money Market
Tax-Free Money Market
Bond, Balanced, and
Stock Funds                                               X

Each Money Market Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share. As noted below, the Money Market Funds' NAV is calculated twice each day that the New York Stock Exchange (NYSE) and Federal Reserve Board is open for business.


The NAV of Shares of the Bond, Balanced, and Stock Funds fluctuates and is generally based upon the market value of portfolio securities and other assets of the Fund. The NAV is determined at the end of regular trading of the New York Stock Exchange (NYSE), which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE Close) on each day the NYSE is open. Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (OTC) market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. Investments in other open-end registered investment companies are valued at net asset value. Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing its NAV, the Fund valued foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m. Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of these securities, and therefore the Fund's assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Fund. In all cases, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

The following table shows at what times the Funds calculate their NAV:

                   FUND                      NAV CALCULATED (EASTERN TIME)
        U.S. Treasury Money Market
       U.S. Government Money Market                  3:00 p.m. and
               Money Market                            NYSE Close
            Prime Money Market
      New York Tax-Free Money Market
    Pennsylvania Tax-Free Money Market               11:00 a.m. and
          Tax-Free Money Market                        NYSE Close
             All Other Funds                           NYSE Close

     The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund's Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

     Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time when the NAV is calculated.

     In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

     The Funds' Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

     There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available.

     Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

     To the extent any fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

How to Purchase, Redeem, and Exchange Shares

     For information about investing in Class S Shares of the Funds, please see "Information About Sweep Accounts" in this prospectus.

     When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or MTB Funds. Subject to daily cutoff times, your order will be processed at the next calculated NAV after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans' Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason.

Through Your Financial Intermediary

     Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With MTB Funds

By Phone
MTB Funds   800-836-2211

     The Funds reserve the right to modify or terminate the phone redemption and exchange privileges at any time. Shareholders will be notified prior to any modification or termination. Your phone instructions may be electronically recorded for your protection. Shareholders who purchase shares by phone or accept the phone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Placing transactions over the phone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephonic instructions we reasonably believe to be genuine. If you transact with the Fund over the phone, you will generally bear the risk of any loss.

By Mail
   MTB Group of Funds 2875 Union Road Suite 30-33 Cheektowaga, NY 14227

By Federal Reserve System Wire
   Send your wire to:
   State Street Bank and Trust Company Boston, MA
   Dollar Amount of Wire ABA Number: 011000028 Attn: (MTB Fund Name)
   Wire Order Number, Dealer Number or Group Number Nominee/Institution Name Further Credit To: (Account name and number)

Purchasing Shares

     To purchase Shares of a Fund for the first time, complete and sign a new account application, selecting one of the Payment Methods below. Mail your application to MTB Funds to establish your new account.

MINIMUM INITIAL INVESTMENT AMOUNT
Institutional Shares                   $100,000 *
Institutional I Shares                 $100,000 *
Social Balanced Fund                    $ 50,000
Institutional II Shares                $1 million

     o The required minimum subsequent investment amount is $150,000 within six months.

     o The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An investor's minimum investment will be calculated by combining all accounts it maintains with the Funds provided the investor identifies its other Fund accounts at the time of investment.

     o Employees of M&T Bank and its affiliates are exempt from the minimums stated above.

Accounts with Low Balances

     Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250 (for Class S Shares, this is subject to the status of the Sweep Account). Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Payment Methods

     Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (ACH). Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you automatically will receive Class A Shares. Each payment must be accompanied by your name, the Fund's name and Share class, and your account number (if established).

By Check

     Make your check payable to (Name of the Fund and Class of Shares) and mail it to MTB Funds along with your application. Current shareholders can purchase additional Shares by sending a check to MTB Funds accompanied by purchase instructions.

     Purchase orders by mail for non-Money Market Funds are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received. Purchase orders by mail for Money Market Funds begin earning dividends on the day after the check is converted into federal funds.


   The Funds do not accept cash, money orders, credit cards, travelers checks, counter checks, or third party checks (for example, checks made payable to a third party and endorsed over to MTB Funds or checks made payable to the MTB Funds by a party other than the shareholder of record).



By Federal Reserve System Wire

     Once your account is established, ask your bank to wire money to the Fund's custodian bank, accompanied by purchase instructions. For additional purchases, wire your money with instructions. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing

Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.


                            Your Purchase                                 Your Purchase
                              Request in                                    Request in
                            Proper Order/                                Proper Order and
                            Federal Funds                                 Federal Funds
                           Received Before:                              Received After:
  FUND TYPE                 (Eastern time)          Results in:           (Eastern time)       Results in:
  Tax-Free Money              11:00 a.m.          Dividends earned       11:00 a.m., but     Dividends earned
Market Funds                                          that day          before NYSE Close   beginning next day
  Taxable Money               3:00 p.m.           Dividends earned        3:00 p.m., but     Dividends earned
Market Funds                                          that day          before NYSE Close   beginning next day
  Bond, Balanced and          NYSE Close         Receive that day's         NYSE Close         Receive next
Stock Funds                                         closing NAV                               calculated NAV

By ACH

     Once your account is established, transfer money via ACH from your checking or NOW deposit account to your Fund account. Since ACH transfers overnight, you will not begin earning dividends until the next business day.

Systematic Investment Program

     Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $1000 or more through automatic deductions from your checking or NOW deposit account. To sign up for this program, please call MTB

   Funds for an application.

     Employees of M&T Bank and its affiliates are exempt from any minimum investment amount.

Redeeming Shares

     To redeem shares you must provide us with your name, the Fund's name and Share class, your account number, the number of shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

By Phone

     Call MTB Funds. You are automatically eligible to make phone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the phone redemption option on your initial application. If you do not do this and later wish to take advantage of the phone redemption privilege, call MTB Funds for authorization forms.

By Mail
   Send your written request to MTB Funds.
Payment Options

   You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account.

By Check
   Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

By Federal Reserve System Wire

     Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.


                            Your Redemption                       Your Redemption
                              Request in                             Request in
                             Proper Order                           Proper Order
                           Received Before:                       Received After:
  FUND TYPE/NAME            (Eastern time)       Results in:       (Eastern time)       Results in:
  Tax-Free Money              11:00 a.m.        Same day wire     11:00 a.m., but      Next day wire
Market Funds                                                     before NYSE Close
                                                No dividends                         Dividends earned
                                               earned that day                           that day
                                                                                       No dividends
                                                                                      earned next day
  Taxable Money                3:00 p.m.        Same day wire      3:00 p.m., but      Next day wire
Market Funds                                                     before NYSE Close
                                                No dividends                         Dividends earned
                                               earned that day                           that day
                                                                                       No dividends
                                                                                      earned next day
  Bond, Balanced and          NYSE Close     Receive that day's      NYSE Close        Receive next
Stock Funds                                      closing NAV                          calculated NAV
                                                Next day wire                         Second day wire

By ACH

     You may have redemption proceeds sent directly to your checking or NOW deposit account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day's closing NAV and any dividends earned that day. Since ACH transfers are processed overnight, you will not receive redemption proceeds until the second business day.

Systematic Withdrawal Program

     You may automatically redeem Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call MTB Funds.

Additional Conditions

Signature Guarantees

     You must have a signature guarantee (Stamp 2000 Medallion Guarantee) on written redemption requests:

     o    when you are requesting a redemption of $50,000 or more;

     o when you want a redemption to be sent to an address other than the one you have on record with the Fund; or

     o when you want the redemption payable to someone other than the shareholder of record.

     Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

     Redemption proceeds are normally transmitted within one business day (or sooner, as described under "Payment Options") after receiving a request in proper form. However, payment may be delayed up to seven days:

   o  to allow your purchase payment to clear;
   o  during periods of market volatility; or
   o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.
Redemption In Kind

     Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Redemption From Retirement Accounts

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

     You may exchange Shares of a Fund for the same Share class of another MTB Fund. All exchange requests must include your name and account number, the Fund's name and Share class, the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

   In order to exchange Shares you must submit your request in proper form and:


     o meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

     o establish an account in the Fund you want to acquire if you do not have an account in that Fund;

     o    ensure that the account registrations are identical;

     o    receive a prospectus for the Fund into which you wish to exchange; and

     o only exchange into a Fund that may be legally sold in your state of residence.

     An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

By Phone
   To request an exchange, and for additional information about the exchange privilege, call MTB Funds. Below is a chart that shows the cutoff times for processing Fund exchanges and what it means to you.


                               Your Exchange                         Your Exchange
                                 Request in                           Request in
                                Proper Order                         Proper Order
                              Received Before:                      Received After:
  Fund Type                    (Eastern time)      Results in:      (Eastern time)      Results in:
  Money Market Funds             3:00 p.m.           Same day          3:00 p.m.     Next day exchange
                                                     exchange
  All Other Funds                NYSE Close          Same day         NYSE Close     Next day exchange
                                                     exchange

     You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

     You will automatically be eligible for phone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the phone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call MTB Funds for authorization forms.

By Mail
   Send your written request to MTB Funds.

Systematic Exchange Program

     You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations as described above. For more information and an application form for this Program, call MTB Funds.

Information About Sweep Accounts

     Institutional Shares, Institutional I Shares and Institutional II Shares are not eligible for sweep accounts.

Class S Shares Only

     If you invest in Class S Shares through a sweep account you will receive sweep account materials describing the various features and operations of the sweep account from M&T Bank, as well as account opening forms. The sweep account materials should be reviewed in conjunction with this prospectus.




FREQUENT TRADING POLICIES

     Fluctuating Funds. Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in the Fund's NAV.

     The Funds' Board has approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds' Shares. The Funds' fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "How are Shares Priced?" The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades into and out of the Funds within a period of 30 days or less, where both the purchase and sale are at least $100,000. The Funds may also monitor trades into and out of the Funds over periods longer than 30 days. Whether or not the specific monitoring limits are exceeded, the Funds' management or Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. The Funds' management and Adviser may also take action to suspend further trading by a financial intermediary if it is deemed to be engaged in excessive trading and/or does not cooperate satisfactorily with requests for details about trading activity. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund's portfolio and its performance. Also, it is possible that frequent trading may occur in the Funds without being identified because certain investors may seek to hide their identity or trading activity, or there may be operational or technical limitations that limit the Funds' ability to monitor and restrict frequent trading.

     The Funds' objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through financial intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases. For example, while the Funds will seek the cooperation of financial intermediaries to enforce the Funds' policies on frequent trading, certain intermediaries may be unwilling or unable to implement such policies. Therefore, the Funds may be unable to uniformly monitor and restrict trading activity through such intermediaries. Also, because certain of the Funds are sold to participant-directed employee benefit plans, and there may be regulatory constraints on the plans' ability to limit trading by the individual participants, the Funds may not be able to effectively monitor or restricting trading by these participants.

     The Adviser will provide to the Funds' Board a quarterly report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

     Money Market Funds. Given the short-term nature of the Money Market Funds' investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds' policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds' Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging shares of the Money Market Funds and other non-Money Market Funds if the Funds' management or Adviser determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Account And Share Information

Corporate Resolutions

     Corporations, trusts, and institutional organizations may be required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations And Account Statements

     Except with respect to the Money Market Funds, you will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). Money Market Funds send quarterly statements in lieu of share actvity confirmations, unless there is activity in the account, in which case a monthly statement is sent. Shareholders of all other Funds also will receive quarterly statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Retirement Investments

     Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax-Free Money Market Fund, the Maryland Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the New York Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact MTB Funds and consult a tax advisor.

Online Transactions

     Shareholders of the Money Market Funds can purchase, redeem or exchange Shares on-line by signing up for the M&T Online Trading Service. For more information, contact MTB Funds.

Distribution of Fund Shares

     Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc. Except for Class S Shares, the Fund's Distributor markets the Shares described in this prospectus to corporations, institutions or other entities  investing  for  their own  (including  as a  fiduciary)  or their individual customers' accounts, directly or through a financial intermediary that has an agreement with the Distributor.

     The Fund's Distributor markets the Class S Shares described in this prospectus to institutions and individuals and to customers who purchase Shares through cash management services, such as sweep accounts.

     When the Distributor receives marketing fees it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund Shares.

     The Distributor may, from time to time in its sole discretion, insititute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other sources available to it, including amounts made available by the Distributor's affiliate (Federated Services Company), and the Advisor and its affiliates out of their reasonable profits and other resources. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Rule 12B-1 Plans (Institutional Shares,
Institutional II Shares and Class S Shares Only)

     The Funds have adopted a Rule 12b-1 Plan on behalf of Institutional Shares, Institutional II Shares and Class S Shares, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Funds, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees they pay from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares may pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Shareholder Services Plans (Institutional Shares, Institutional I Shares and Class S Shares Only)

     The Funds have adopted a Shareholder Services Plan on behalf of Institutional Shares, Institutional I Shares and Class S Shares, which is administered by Federated Services Company to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates). M&T Securities, Inc. (M&T Securities) and other financial intermediaries are entitled to receive a shareholder services fee for acting as a shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

Additional Payments to Financial Intermediaries

     The Distributor and its affiliates (including Federated Services Company) may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (which may include the Advisor and its affiliates) to support the sale of Shares or provide services to Fund shareholders. The Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (including the Distributor and Federated Services Company) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Fund.

     These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.


Dividends and Capital Gains
                                                DIVIDENDS DECLARED/
FUND                                              DIVIDENDS PAID
International Equity Fund, Small Cap Growth Fund
Multi Cap Growth Fund                            Annually/Annually
Small Cap Stock Fund, Mid Cap Growth Fund,
Mid Cap Stock Fund, Large Cap Growth Fund,
Large Cap Stock Fund, Equity Index Fund,
Large Cap Value Fund, Social Balanced Fund,
Balanced Fund                                   Quarterly/Quarterly
Equity Income Fund                                Monthly/Monthly
Intermediate-Term Bond Fund, Income Fund,
Short-Term Corporate Bond Fund, Maryland
Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,
U.S. Government Bond Fund, Short Duration
Government Bond Fund, Money Market Fund,
Prime Money Market Fund, Pennsylvania Tax-
Free Money Market Fund, Tax-Free Money
Market Fund, New York Tax-Free Money
Market Fund, U.S. Government
Money Market Fund, U.S. Treasury
Money Market Fund                                  Daily/Monthly

     Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

     The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

     In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

Tax Information

     The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

The Funds' distributions are expected to be as follows:

                                              DISTRIBUTIONS ARE EXPECTED
FUND                                               TO BE PRIMARILY:
International Equity Fund, Small Cap Growth
Fund, Small Cap Stock Fund, Mid Cap Growth
Fund, Mid Cap Stock Fund, Multi Cap Growth
Fund, Large Cap Growth Fund, Large Cap
Stock Fund, Equity Index Fund                       Capital Gains
Large Cap Value Fund, Equity Income Fund,
Social Balanced Fund, Balanced Fund             Dividends and Capital
                                                        Gains
Intermediate-Term Bond Fund, Income Fund,
Short-Term Corporate Bond Fund, Maryland
Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,
U.S. Government Bond Fund, Short Duration
Government Bond Fund, Money Market Fund,
Prime Money Market Fund, Pennsylvania Tax-Free
Money Market Fund, Tax-Free Money Market Fund,
New York Tax-Free Money Market Fund,
U.S. Government Money Market Fund,
U.S. Treasury Money Market Fund                       Dividends

     It is anticipated that distributions for Maryland Municipal Bond Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and Tax-Free Money Market Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Fund's dividends will be exempt from Maryland, New York or Pennsylvania state personal income tax to the extent that they are derived from interest on obligations exempt from Maryland, New York or Pennsylvania personal income taxes, respectively.

     Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax advisor regarding your federal, state and local tax liability.

Portfolio Holdings Information

     Information concerning each Fund's portfolio holdings is available in the "Funds & Performance" section of the MTB Group of Funds website at www.mtbfunds.com. A complete listing of each Fund's portfolio holdings as of the end of each month is posted on the website approximately 60 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the "Funds & Performance" page: click on "Fund Holdings," choose from the menu of "Equity Fund Holdings," "Fixed Income Holdings," or "Money Market Fund Holdings," and select the name of the Fund from the appropriate menu.

     Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:

     o For Stock Funds, Bond Funds and Balanced Fund, identification of the Fund's top ten holdings;

     o For Stock Funds, Bond Funds, Balanced Fund, and Money Market Funds, percentage breakdowns of the portfolio holdings by sector, credit quality,and/or country, as applicable:

     o For each Managed Allocation Fund, percentage breakdowns of the portfolio by underlying MTB Fund investment.

     You may access this from the "Funds & Performance" page: click on "Class A, B and C Funds Quarterly Fact Sheets" or "Institutional Funds Quarterly Fact Sheets," and select the appropriate link opposite the name of the Fund. You may also access a complete set of these monthly/quarterly fact sheets by clicking on "Prospectus and Fund Guide" and selecting "Retail Fund Guide."

     In addition, each Fund's annual and semiannual reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. You may access this from the "Funds & Performance" page: click on "Prospectus & Fund Guide" and select the desired report from the following options: "Semi-Annual Report Money Market Funds," "Semi-Annual Report Fluctuating Funds" or "Annual Report." Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's first and third fiscal quarters, and this report may be accessed in the same manner by selecting the option [ ]. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. Each of these fiscal quarter reports containing complete listings of the Fund's portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov.


Who Manages the Funds?

     The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. ("MTBIA"), a subsidiary of M&T Bank. The Advisor manages each Fund's assets, including buying and selling portfolio securities. The Advisor's address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.

     On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to Allied Investment Advisors, Inc. (which was renamed MTB Investment Advisors, Inc.) and effective on that date MTB Investment Advisors, Inc. became the investment advisor to the Trust.

     M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of June 30, 2005, M&T Bank Corporation had over $__ billion in assets under management. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of March 31, 2005 it managed approximately $__ billion in net assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

     For its services under an Advisory Contract, the Advisor receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund's average daily net assets as follows:

FUND                                                  ADVISORY FEE
International Equity Fund                                 1.00%
Small Cap Growth Fund                                     0.85%
Small Cap Stock Fund                                      0.85%
Mid Cap Growth Fund                                       0.85%
Mid Cap Stock Fund                                        0.85%
Multi Cap Growth Fund                                     0.70%
Large Cap Growth Fund                                     0.85%
Large Cap Stock Fund                                      0.85%
Equity Index Fund                                         0.20%
Large Cap Value Fund                                      0.70%
Equity Income Fund                                        0.70%
Social Balanced Fund                                      0.70%
Balanced Fund                                             0.65%
Intermediate-Term Bond Fund                               0.70%
Income Fund                                               0.60%
Short-Term Corporate Bond Fund                            0.70%
Maryland Municipal Bond Fund                              0.70%
Pennsylvania Municipal Bond Fund                          0.70%
New York Municipal Bond Fund                              0.70%
U.S. Government Bond Fund                                 0.70%
Short Duration Government Bond Fund                       0.60%
Prime Money Market Fund                                   0.50%
Money Market Fund                                         0.50%
Tax-Free Money Market Fund                                0.50%
Pennsylvania Tax-Free Money Market Fund                   0.50%
New York Tax-Free Money Market Fund                       0.50%
U.S. Government Money Market Fund                         0.50%
U.S. Treasury Money Market Fund                           0.50%

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

In addition to the investment management services provided by MTBIA, MTBIA's affiliate M&T Securities, Inc. also provides administrative services to the Funds and is entitled to receive a maximum fee of 0.04% of the Funds' average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of average daily net assets of the Funds' Institutional Shares, Institutional I Shares and Class S Shares for shareholder services under the Shareholder Services Plan described in "Shareholder Services" and up to 0.25% of average daily net assets of the Funds' Institutional II Shares, Institutional Shares and Class S Shares for distribution services provided to the Funds under the Rule 12b-1 Plan described in "Rule 12b-1 Plan."

Sub-Advisors
   The Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval. The foregoing applies to all Funds except MTB Money Market Fund. The Advisor has entered into Sub-Advisory agreements with the following sub-advisors to manage the Funds indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment objective and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon a percentage of their respective Fund's average daily net assets, which is paid by the Advisor and not by the Fund.

     UBS Global Asset Management (Americas) Inc. (UBS) sub-advises International Equity Fund. An investment management team at UBS is responsible for the day-to-day management of International Equity Fund. UBS is a wholly-owned subsidiary of UBS AG. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry. As of March 31, 2005, UBS Global Asset
     Management   Division  had   approximately  $__  billion  in  assets  under
     management worldwide. UBS manages International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

     LSV Asset Management (LSV) sub-advises the value equity portion of the Small Cap Stock Fund and Mid Cap Stock Fund. LSV is an active quantitative value equity money manager. As of December 31, 2004, LSV oversaw approximately $__ billion of client assets in equity portfolios for a variety of institutional investors including retirement plans, endowments, foundations, corporations and mutual fund sponsors. LSV's team of portfolio managers, who are supported by a team of quantitative analysts, manages the value equity portions of Small Cap Stock Fund and Mid Cap Stock Fund. The role of the portfolio management team includes making buy, sell and hold decisions, quantitative modeling, research, portfolio risk management and programming. The team conducts ongoing research relating to management of the value equity portions of the Funds.

LSV Asset Management Small Cap Value Composite Performance Information

     The following table presents the past performance of a composite of certain accounts managed by LSV Asset Management ("LSV"), which serves as the subadviser to the value style portion of the MTB Small Cap Stock Fund. The LSV Small Cap Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV's small cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund. LSV has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Small Cap Stock Fund in their analysis of the historical experience of LSV in managing all small cap value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB Small Cap Stock Fund for the fiscal year ended April 30, 2005 were used.

     The historical performance of the LSV Small Cap Value composite is not that of any of the MTB Funds, including MTB Small Cap Stock Fund, and is not necessarily indicative of any Fund's future results. MTB Small Cap Stock Fund commenced operations on July 1, 1994, and LSV commenced managing the value style portion of the MTB Small Cap Stock Fund on ______. The actual performance of the value style portion of the MTB Small Cap Stock Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB Small Cap Stock Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB Small Cap Stock Fund's actual performance for the period ______ through December 31, 2004 reflects both the performance of the value style portion of the Fund, as well as the performance of the growth style portion of the Fund (which is managed by another subadviser); and (ii) the Fund's actual performance for the period prior to ______ was managed in a single unitary investment style by a single adviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

                     LSV SMALL CAP VALUE COMPOSITE PERFORMANCE

                               Average Annual Total Return for the Periods Ended December 31,
                                                            2004:
                               ----------------------------------------------------------------
                               ----------------------------------------------------------------
                                                                              Since Inception
Small Cap Value Composite*         1 Year        3 Years         5 Years          [DATE]
Composite net of all               20.63%         20.12%         20.81%         16.00%
Institutional I Shares
operating expenses

Composite gross of all
operating expenses and sales
loads

[NAME OF INDEX]


                                       Calendar Year Total Return for the Years Ended December 31:
                               -----------------------------------------------------------------------------
                               -----------------------------------------------------------------------------
                                  1997       1998      1999     2000      2001     2002     2003     2004
Composite net of all             36.27%    (1.31)%   (6.44)%   25.33%    18.48%  (1.99)%   46.61%   20.63%
Institutional I Shares
operating expenses

Composite gross of all
operating
expenses


[NAME OF INDEX]



Because the adviser voluntarily agreed to limit the MTB Small Cap Stock Fund
Institutional I Shares total operating expenses to __%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:



                                       Average Annual Total Return for the Periods Ended
                                                      December 31, 2004:
                                   ----------------------------------------------------------
                                   ----------------------------------------------------------
                                                                           Since Inception
Small Cap Value Composite*            1 Year       3 Years     5 Years          [DATE]
Composite net of all                  20.65%       20.15%       20.84%        16.02%
Institutional I Shares operating
expenses

Composite gross of all operating
expenses

[NAME OF INDEX]


                                     Calendar Year Total Return for the Years Ended December 31:
                               -------------------------------------------------------------------------
                               -------------------------------------------------------------------------
                                 1997      1998     1999     2000     2001     2002     2003     2004
Composite net of all            36.30%   (1.29)%  (6.42)%   25.36%   18.50%  (1.97)%   46.64%   20.65%
Institutional I Shares
operating expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


*This is not the performance of MTB Small Cap Stock Fund. The Small Cap Value composite includes all fee paying discretionary accounts managed by LSV in LSV's small cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund. As of December 31, 2004, the Small Cap Value composite was composed of ___ accounts totaling approximately $__ million.

LSV Asset Management Mid Cap Value Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by LSV Asset Management ("LSV"), which serves as the subadviser to the value style portion of the MTB Mid Cap Stock Fund. The LSV Mid Cap Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV's Mid Cap Value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Stock Fund. LSV has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Mid Cap Stock Fund in their analysis of the historical experience of LSV in managing all mid cap value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Stock Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB Mid Cap Stock Fund for the fiscal year ended April 30, 2005 were used.

The historical performance of the LSV Mid Cap Value composite is not that of any of the MTB Funds, including MTB Mid Cap Stock Fund, and is not necessarily indicative of any Fund's future results. MTB Mid Cap Stock Fund commenced operations on July 1, 1994, and LSV commenced managing the value style portion of the MTB Mid Cap Stock Fund on December 8, 2004. The actual performance of the value style portion of the MTB Mid Cap Stock Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB Mid Cap Stock Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB Mid Cap Stock Fund's actual performance for the period December 8, 2004 through December 31, 2004 reflects both the performance of the value style portion of the Fund, as well as the performance of the growth style portion of the Fund (which is managed by MTBIA); and (ii) the Fund's actual performance for the period prior to December 8, 2004 was managed in a single unitary investment style by a single subadviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

                      LSV MID CAP VALUE COMPOSITE PERFORMANCE

                                 Average Annual Total Return for the Periods
                                          Ended December 31, 2004:
                               ------------------------------------------------
                               ------------------------------------------------
                                                             Since Inception
Mid Cap Value Composite*        1 Year    3 Years  5 Years        [DATE]
Composite net of all            22.76%    17.35%    17.56%      11.86%
Institutional I Shares
operating expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


                                       Calendar Year Total Return for the Years Ended December 31:
                               ----------------------------------------------------------------------------
                               ----------------------------------------------------------------------------
                                   1997       1998     1999     2000     2001     2002     2003     2004
Composite net of all              3.30%     (0.09)%  (8.03)%   22.63%   13.31%  (5.82)%   39.40%   22.76%
Institutional I Shares
operating expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


Because the adviser voluntarily agreed to limit the MTB Mid Cap Stock Fund Institutional I Shares total operating expenses to __%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

                                 Average Annual Total Return for the Periods
                                          Ended December 31, 2004:
                               ------------------------------------------------
                               ------------------------------------------------
                                                             Since Inception
Mid Cap Value Composite*        1 Year    3 Years  5 Years        [DATE]
Composite net of all            23.02%    17.61%    17.82%      12.10%
Institutional I Shares
operating expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


                                       Calendar Year Total Return for the Years Ended December 31:
                               ----------------------------------------------------------------------------
                               ----------------------------------------------------------------------------
                                  1997       1998      1999     2000      2001      2002    2003    2004
Composite net of all             10.32%      0.13%   (7.82)%   22.90%    13.55%   (5.61)%  40.10%  23.02%
Institutional I Shares
operating expenses

Composite gross of all
operating
expenses

[NAME OF INDEX]


*This is not the performance of MTB Mid Cap Stock Fund. The Mid Cap Value composite includes all fee paying discretionary accounts managed by LSV in LSV's mid cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Stock Fund. As of December 31, 2004, the Mid Cap Value composite was composed of ___ accounts totaling approximately $__ million.




     Mazama Capital Management, Inc. (Mazama) sub-advises the growth equity portion of Small Cap Stock Fund. Mazama focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2004, Mazama oversaw approximately $__ billion of client assets in institutional accounts for corporations, public funds and mutual fund sponsors.

     Mazama's team of portfolio managers, who are supported by specialized fundamental research analysts, manages the growth equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of such portfolio securities, and maintains the Fund's records relating to such purchases and sales.

Mazama Capital Management, Inc. Small Cap Growth Composite Performance
Information

The following table presents the past performance of a composite of certain accounts managed by Mazama Capital Management, Inc. ("Mazama"), which serves as the subadviser to the growth style portion of the MTB Small Cap Stock Fund. The Mazama Small Cap Growth composite is composed of all fee paying accounts under discretionary management by Mazama in Mazama's small cap growth investment strategy that have investment objectives, policies and strategies substantially similar to those of the growth style portion of the MTB Small Cap Stock Fund. Mazama has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Small Cap Stock Fund in their analysis of the historical experience of Mazama in managing all small cap growth portfolios with investment objectives, policies and strategies substantially similar to those of the growth style portion of the MTB Small Cap Stock Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB Small Cap Stock Fund for the fiscal year ended April 30, 2005 were used.

The historical performance of the Mazama Small Cap Growth composite is not that of any of the MTB Funds, including MTB Small Cap Stock Fund, and is not necessarily indicative of any Fund's future results. MTB Small Cap Stock Fund commenced operations on July 1, 1994, and Mazama commenced managing the growth style portion of the MTB Small Cap Stock Fund on ______. The actual performance of the growth style portion of the MTB Small Cap Stock Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB Small Cap Stock Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB Small Cap Stock Fund's actual performance for the period ______ through December 31, 2004 reflects both the performance of the growth style portion of the Fund, as well as the performance of the growth style portion of the Fund (which is managed by another subadviser); and (ii) the Fund's actual performance for the period prior to ______ was managed in a single unitary investment style by a single adviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.


                   MAZAMA SMALL CAP GROWTH COMPOSITE PERFORMANCE

                               Average Annual Total Return for the Periods Ended December
                                                        31, 2004:
                               ------------------------------------------------------------
                               ------------------------------------------------------------
                                                                          Since Inception
Small Cap Growth Composite*        1 Year        3 Years      5 Years         [DATE]
Composite net of all                0.42%         2.65%        1.56%        12.68%
Institutional I Shares
operating expenses

Composite gross of all
operating expenses and sales
loads

[NAME OF INDEX]


                                        Calendar Year Total Return for the Years Ended December 31:
                               -------------------------------------------------------------------------------
                               -------------------------------------------------------------------------------
                                 1997       1998       1999       2000      2001     2002     2003     2004
Composite net of all            33.86%     7.07%      52.18%    (5.94)%    6.21%   (38.49)%  75.12%   0.42%
Institutional I Shares
operating expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


Because the adviser voluntarily agreed to limit the MTB Small Cap Stock Fund Institutional I Shares total operating expenses to __%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:


                                   Average Annual Total Return for the Periods Ended
                                                   December 31, 2004:
                               -----------------------------------------------------------
                               -----------------------------------------------------------
                                                                        Since Inception
Small Cap Stock Composite*        1 Year      3 Years       5 Years          [DATE]
Composite net of all              0.44%        2.67%         1.58%         12.70%
Institutional I Shares
operating expenses

Composite gross of all
operating
expenses

[NAME OF INDEX]


                                      Calendar Year Total Return for the Years Ended December 31:
                               --------------------------------------------------------------------------
                               --------------------------------------------------------------------------
                                 1997      1998      1999     2000     2001     2002    2003     2004
Composite net of all            33.89%     7.09%    52.21%  (5.92)%   6.24%   (38.48)% 75.15%    0.44%
Institutional I Shares
operating expenses

Composite gross of all
operating
expenses

[NAME OF INDEX]


*This is not the performance of MTB Small Cap Stock Fund. The Small Cap Stock composite includes all fee paying discretionary accounts managed by Mazama in Mazama's small cap growth investment strategy which have investment objectives, policies and strategies substantially similar to those of the growth style portion of the MTB Small Cap Stock Fund. As of December 31, 2004, the Small Cap Growth composite was composed of ___ accounts totaling approximately $__ million.

NWQ Investment Management Company LLC (NWQ) sub-advises Large Cap Value Fund. NWQ is a registered investment advisor that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is an independently-managed subsidiary of Nuveen Investments, Inc., except for less-than-3% equity interest held by certain members of NWQ's management and investment team. Nuveen Investments, Inc. is majority-owned by St. Paul Travelers Companies, a publicly held company. NWQ's principal business address is 2049 Century Park East, Los Angeles, California 90067. As of December 31,2 004, NWQ managed approximately $30.9 billion in assets. NWQ has had past experience managing mutual funds. NWQ manages Large Cap Value Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales. St. Paul Travelers Companies has publicly announced plans to sell its entire interest (approximately 78%) in Nuveen Investments, Inc., whereupon Nuveen would become a fully independent, publicly-held company. Such sale (which is subject to market conditions and certain other factors) is scheduled to be concluded during the third quarter of 2005 and would not affect NWQ's current status as a greater-than-97% subsidiary of Nuveen.

NWQ Investment Management Company Large Cap Value Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by NWQ Investment Management Company ("NWQ"), which serves as the subadviser to the MTB Large Cap Value Fund. The NWQ Large Cap Value composite is composed of all fee paying accounts under discretionary management by NWQ in NWQ's large cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. NWQ has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Large Cap Value Fund in their analysis of the historical experience of NWQ in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB Large Cap Value Fund for the fiscal year ended April 30, 2005 were used.

The historical performance of the NWQ Large Cap Value composite is not that of any of the MTB Funds, including MTB Large Cap Value Fund, and is not necessarily indicative of any Fund's future results. MTB Large Cap Value Fund commenced operations on __________, and NWQ commenced managing the MTB Large Cap Value Fund on December 8, 2004. The actual performance of the MTB Large Cap Value Fund (which is presented elsewhere in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

                     NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE

                              Average Annual Total Return for the Periods Ended
                                             December 31, 2004:

                                                                Since Inception
Large Cap Value Composite*        1 Year     3 Years    5 Years       [DATE]
Composite net of all              19.17%      10.73%      8.25%      17.39%
Institutional I Shares
operating expenses

Composite gross of all
operating
xpenses

[NAME OF INDEX]


                                       Calendar Year Total Return for the Years Ended December 31:
                               ----------------------------------------------------------------------------
                               ----------------------------------------------------------------------------
                                  1997      1998      1999      2000     2001     2002     2003     2004
Composite net of all             33.72%     7.61%    15.66%    9.47%    0.04%   (14.71)%  33.57%   19.17%
Institutional I Shares
operating expenses

Composite gross of all
operating
expenses

[NAME OF INDEX]


Because the adviser voluntarily agreed to limit the MTB Large Cap Value Fund Institutional I Shares total operating expenses to __%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:


                                Average Annual Total Return for the Periods Ended December 31,
                                                            2004:
                               -----------------------------------------------------------------
                               -----------------------------------------------------------------
                                                                              Since Inception
Large Cap Value Composite*         1 Year         3 Years        5 Years           [DATE]
Composite net of all                  %              %              %               %
Institutional I Shares
operating expenses

Composite gross of all
operating expenses and sales
loads

[NAME OF INDEX]


                                      Calendar Year Total Return for the Years Ended December 31:
                               --------------------------------------------------------------------------
                               --------------------------------------------------------------------------
                                  1997       1998      1999     2000     2001    2002    2003     2004
Composite net of all                %          %        %        %        %        %       %       %
Institutional I Shares
operating expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


*This is not the performance of MTB Large Cap Value Fund. The Large Cap Value composite includes all fee paying discretionary accounts managed by NWQ in NWQ's large cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. As of December 31, 2004, the Large Cap Value composite was composed of ___ accounts totaling approximately $__ million.


DePrince, Race & Zollo, Inc. (DRZ) sub-advises Equity Income Fund. DRZ is a registered investment advisor formed in April 1995 and substantially owned by three principals, Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. DRZ's principal business address is 201 South Orange Avenue, Suite 850, Orlando, Florida 32801. As of _____, 2005, DRZ managed approximately $__ billion in assets. DRZ has had past experience managing mutual funds. DRZ manages Equity Income Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

DePrince, Race & Zollo, Inc. Large Cap Value Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by DePrince, Race & Zollo, Inc. ("DRZ"), which serves as the subadviser to the MTB Equity Income Fund. The DRZ Large Cap Value composite is composed of all fee paying accounts under discretionary management by DRZ in DRZ's large cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund. DRZ has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Equity Income Fund in their analysis of the historical experience of DRZ in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB Equity Income Fund for the fiscal year ended April 30, 2005 were used.

The historical performance of the DRZ Large Cap Value composite is not that of any of the MTB Funds, including MTB Equity Income Fund, and is not necessarily indicative of any Fund's future results. MTB Equity Income Fund commenced operations on November 18, 1996, and DRZ commenced managing the MTB Equity Income Fund on November 18, 1996. The actual performance of the MTB Equity Income Fund (which is presented elsewhere in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

                     DRZ LARGE CAP VALUE COMPOSITE PERFORMANCE

                             Average Annual Total Return for the Periods Ended
                                              December 31, 2004:

                                                                 Since Inception
Large Cap Value Composite*      1 Year       3 Years    5 Years        [DATE]
Composite net of all            13.26%       10.68%      11.69%      13.64%
Institutional I Shares
operating expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


                                        Calendar Year Total Return for the Years Ended December 31:
                               -------------------------------------------------------------------------------
                               -------------------------------------------------------------------------------
                                  1997       1998      1999     2000     2001      2002     2003      2004
Composite net of all             28.86%     4.06%     1.06%    13.79%   12.64%   (9.09)%   31.67%    13.26%
Institutional I Shares
operating expenses

Composite gross of all
operating expenses

[NAME OF INDEX]


Because the adviser voluntarily agreed to limit the MTB Equity Income Fund Institutional I Shares total operating expenses to __%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

                     Average Annual Total Return for the Periods Ended December
                                              31, 2004:

                                                                Since Inception
Large Cap Value Composite*       1 Year      3 Years    5 Years        [DATE]
Composite net of all             13.55%      10.96%      11.97%        13.93%
Institutional I Shares
operating expenses

Composite gross of all
operating expenses and sales
loads

[NAME OF INDEX]



                                          Calendar Year Total Return for the Years Ended December 31:
                               ----------------------------------------------------------------------------------
                               ----------------------------------------------------------------------------------
                                  1997      1998      1999      2000       2001      2002      2003      2004
Composite net of all             29.19%     4.33%     1.32%    14.09%     12.93%   (8.85)%    32.00%    13.55%
Institutional I Shares
operating expenses

Composite gross of all
operating
expenses

[NAME OF INDEX]


*This is not the performance of MTB Equity Income Fund. The Large Cap Value composite includes all fee paying discretionary accounts managed by DRZ in DRZ's large cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund. As of December 31, 2004, the Large Cap Value composite was composed of ___ accounts totaling approximately $__ million.



Portfolio Managers

                 FUND                                 MANAGER(S)
       International Equity Fund        UBS Global Asset Management (Americas),
                                            Inc. - global equity investment
                                                    management team
         Small Cap Growth Fund                       James Thorne
         Small Cap Stock Fund          LSV Asset Management team (value portion)
                                         Mazama Capital Management, Inc. team
                                                   (growth portion)
          Mid Cap Growth Fund                    Thomas R. Pierce, CFA
                                                     Mark Schultz
          Mid Cap Stock Fund           LSV Asset Management team (value portion)
                                        Thomas R. Pierce, CFA (growth portion)
                                             Mark Schultz (growth portion)
         Multi Cap Growth Fund              Byron J. Grimes II (large cap)
                                          Allen J. Ashcroft, Jr. (large cap)
                                                Mark Schultz (mid cap)
                                            Thomas R. Pierce, CFA (mid cap)
                                               James Thorne (small cap)
         Large Cap Growth Fund                  Allen J. Ashcroft, Jr.
                                                  Byron J. Grimes II
         Large Cap Stock Fund                    Thomas R. Pierce, CFA
                                                     Mark Schultz
           Equity Index Fund                       Peter C. Hastings
                                                Clarence W. Woods, Jr.
         Large Cap Value Fund                    Jon Bosse, CFA (NWQ)
                                            E. C. (Ted) Friedel, CFA (NWQ)
          Equity Income Fund                Gregory M. DePrince, CFA (DRZ)
                                                  Jill S. Lynch (DRZ)
         Social Balanced Fund                   Allen J. Ashcroft, Jr.
                                                    James M. Hannan
             Balanced Fund                      Allen J. Ashcroft, Jr.
                                                    James M. Hannan

                 FUND                                 MANAGER(S)
      Intermediate-Term Bond Fund                  Colleen M. Marsh
                                                  Wilmer C. Stith III
              Income Fund                           James M. Hannan
                                                  Wilmer C. Stith III
    Short-Term Corporate Bond Fund                Wilmer C. Stith III
     Maryland Municipal Bond Fund                  Susan L. Schnaars
   Pennsylvania Municipal Bond Fund                Colleen M. Marsh
                                                   Susan L. Schnaars
     New York Municipal Bond Fund                    Mark Tompkins
       U.S. Government Bond Fund                    James M. Hannan
                                                  Wilmer C. Stith III
  Short Duration Government Bond Fund               James M. Hannan
                                                  Robert J. Truesdell
        Prime Money Market Fund                       Kim Rogers
           Money Market Fund                          Kim Rogers
      Tax-Free Money Market Fund                     Rebecca Dyson
Pennsylvania Tax-Free Money Market Fund              Rebecca Dyson
  New York Tax-Free Money Market Fund                Rebecca Dyson
   U.S. Government Money Market Fund                  Kim Rogers
    U.S. Treasury Money Market Fund                   Kim Rogers


Large Cap Growth Fund - Mr. Grimes and Mr. Ashcroft jointly manage the Large Cap Growth Fund. They both agree on purchases and sales, and jointly decide on sector and capitalization weightings.

Large Cap Value Fund - Mr. Bosse has primary responsibility for driving the research process for the firm's large cap portfolio strategy, and in conjunction with the firm's investment professionals, developing a model portfolio for NWQ's clients. Mr. Friedel participates in that process and has primary responsibility for overseeing the strategy's implementation and investment for Large Cap Value Fund.

Small Cap Stock Fund - Ronald A. Sauer (Mazama) oversees the investment process and is the lead portfolio manager on both the Small Cap Growth and Small-Mid Cap Growth products. International Equity Fund - Thomas Madsen (UBS) is the lead portfolio manager for the Fund. UBS' investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Madsen has access to certain members of the International Equity investment management team, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security seclection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Madsen, as lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies.

Equity Income Fund - Mr. DePrince, with the help of his Co-Portfolio Manager Jill Lynch, oversees the portfolio management, research and trading functions as they relate to the firm's large-cap value discipline.

Allen J. Ashcroft, Jr. has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 21 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

Jon D. Bosse, CFA, has been a Co-Portfolio Manager of MTB Large Cap Value Fund since December 2004. He is a Portfolio Manager and the Chief Investment Officer for NWQ Investment Management Company LLC (NWQ). Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. In addition, he is a CFA Charterholder and is a member of the CFA Institute and the Los Angeles Society of Financial Analysts.

Gregory M. DePrince, CFA, has been a Co-Porftolio Manager of MTB Equity Income Fund since December 2004. He is a Co-Founder and Partner of DePrince, Race & Zollo, Inc. (DRZ). He is responsible for the value income investment process, which is the cornerstone of the firm. Mr. DePrince oversees the portfolio management, research and trading functions as they relate to the firm's large-cap value discipline. Prior to forming DRZ, Mr. DePrince was a Director and Partner at SunBank Capital Management. Prior to that, he was Director of special equity investments at ASB Capital Management in Washington, D.C., where he was Portfolio Manager for the equity income fund and special equity fund. Mr. DePrince is a CFA Charterholder and received his Bachelor of Fine Arts from Wittenberg University and Masters of Business Administration from George Washington University.

Rebecca E. Dyson has been a Fixed Income Trader and Portfolio Manager for MTB Investment Advisors, Inc., and a Banking Officer of M&T Bank, since 1998. Ms. Dyson is responsible for managing MTB Funds' non-taxable money market funds. She has more than 17 years of investment experience, including trading small and mid cap stocks for the MTB equity funds and separately managed accounts. Most recently she has been responsible for purchasing money market instruments, government bonds and short-term debt instruments for M&T managed accounts.

E.C. (Ted) Friedel, CFA, has been a Co-Portfolio Manager of MTB Large Cap Value Fund since December 2004. He is a Portfolio Manager and the Managing Director for NWQ. Prior to joining NWQ in 1983, Mr. Friedel spent eleven years with Beneficial Standard Investment Management Company where he managed several large institutional portfolios. He was a senior member of the firm's investment committee and was instrumental in the development of investment policy. Mr. Friedel graduated from the University of California at Berkeley, B.S., and received his M.B.A. from Stanford University. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.

Byron J. Grimes II, has been the Managing Director of Equity Portfolio Management and a Senior Portfolio Manager of MTBIA since April 2004. Prior to joining MTBIA, Mr. Grimes served as the Chief Investment Officer of Citizens Investment Services Group, a division of Citizens Bank of Providence, Rhode Island. He has 31 years experience in investment research and portfolio management. Mr. Grimes holds a B.A. degree from Centre College in Danville, Kentucky. He is a CFA Charterholder.

James M. Hannan is responsible for several separately managed institutional portfolios in addition to his portfolio management duties. Mr. Hannan has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. He was a Vice President of Allfirst Bank from 1987 until its acquisition by M&T Bank in April 2003. He has more than 16 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.

Peter C. Hastings has been a Vice President and Portfolio Manager of MTBIA since 1997. He earned his B.A. from Dickinson College and is a CFA Charterholder. Mr. Hastings has more than 7 years of experience in the investment industry.

Jill S. Lynch has been a Co-Portfolio Manager of MTB Equity Income Fund since December 2004. Ms. Lynch is a partner of DRZ and is a senior research analyst for the firm's large-cap value discipline. Prior to joining DRZ in 1995, she was employed at SunBank Capital Management as a research analyst in the value area. Ms. Lynch received her Bachelor of Science in Finance from the University of Central Florida and a Masters of Business Administration from Rollins College in Winter Park, Florida. Thomas Madsen is the Global Head of Equities at UBS Global Asset Management. Mr. Madsen has been a Managing Director of UBS Global Asset Management since February 2000.

Colleen M. Marsh has been a Vice President and Fixed Income Portfolio Manager of MTBIA since April 2003. In addition to her portfolio management duties, she serves on MTBIA's Fixed Income Committee, which is responsible for the analysis of interest rate movements, the economic outlook, portfolio strategy, and credit analysis. Ms. Marsh has also been Vice President of M&T Bank since October 2000. Prior to joining M&T Bank in October 2000, Ms. Marsh was Director of Fixed Income at Martindale Andres & Company (Martindale) in Philadelphia, a subsidiary of Keystone Financial, Inc. She was Vice President for Keystone Financial Bank, N.A. and managed funds and portfolios in its Trust Department from 1985 until Keystone was acquired by M&T Bank in October 2000. Ms. Marsh has a B.S. in Business Economics from Bloomsburg University.

Thomas R. Pierce is an Administrative Vice President and has been with M&T Bank since January 1995. He has been a Vice President and Portfolio Manager of MTBIA since April 2003. Prior to joining M&T, Mr. Pierce was employed by Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a CFA Charterholder. He has a B.A. in Economics from Washington University and an M.B.A. from the University of Chicago.

Clyde L. Randall II has been a Vice President and a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. He has more than 15 years of experience in investment research and equity analysis. He earned his B.A. from the University of Vermont, and is a CFA Charterholder.

Barbara L. Rishel has been a Vice President and Portfolio Manager of MTBIA since 2001. In addition to her portfolio management duties, she is also an equity analyst. Ms. Rishel was a research analyst for The Adams Express Co. from 1997 until she joined MTBIA. She has more than 16 years of experience in the investment industry. She earned both her B.S. and M.B.A. from the University of Baltimore.

Kim Rogers has been a Vice President and Portfolio Manager of MTBIA since April 2003. She is responsible for portfolio analysis and the trading of money market instruments for MTB Funds' taxable money market funds, as well as the management of short-term fixed income and balanced accounts. Ms. Rogers joined M&T Bank in December 1993 from Capital Research and Management Co. in Los Angeles, CA, where as an analyst she researched and monitored commercial paper credits in compliance with the SEC's Rule 2a-7 Amendment. Ms. Rogers earned her B.A. from Smith College, Northampton, MA.

Susan L. Schnaars is responsible for managing several large institutional accounts, in addition to her portfolio management duties. She has been a Vice President and a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. She was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank in April 2003. Ms. Schnaars is a CFA Charterholder and a Certified Public Accountant, and has more than 13 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel University.

Mark Schultz has been a Vice President and Portfolio Manager of MTBIA since April 2003 and a Vice President of M&T Bank since July 2001. In addition to his portfolio management duties, as an analyst, Mr. Schultz focuses on technology and diversified financial companies. Prior to joining M&T, Mr. Schultz worked as a portfolio manager with Caldwell Securities Ltd. in Toronto, Canada from June 1996 to September 1999, and was engaged in the process of becoming a permanent U.S. resident from September 1999 through July 2001. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz is a CFA Charterholder and received his doctorate in politics from the University of Oxford.

Kimberley M. Slough has been an Assistant Vice President, Portfolio Manager, and Credit Analyst of MTBIA since April 2003. She first joined M&T Bank in 1993, and is responsible for managing MTB Funds' non-taxable money market funds, as well as the analysis of corporate, agency, and municipal debt issuers for purchase in all MTB money market funds, bond funds, and other accounts. Ms. Slough holds a B.S. from SUNY and Fredonia and earned her M.B.A. from Canisius College.

Mark Stevenson is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Martindale Andres & Company since 1990, where he managed retirement plan and personal trust assets for the clients of Martindale. He is a holder of the right to use the Chartered Financial Analyst designation (CFA Charterholder) and graduated with a Bachelor of Arts in Prelaw from Pennsylvania State University. He also graduated with a Master of Arts in International Economics and U.S. Foreign Policy from The American University, Washington, D.C.

Wilmer C. Stith III has been a Vice President and Portfolio Manager of MTBIA since 1996. In addition to his portfolio management duties, he manages separate account money market-style accounts, assists in the management of the money market portfolios, and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 11 years of experience in the investment industry. He is a CFA Charterholder. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.

James Thorne has been a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting in addition to his portfolio management duties. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994, Mr. Thorne was a professor at the Schulich School of Business and at Bishop's University. Mr. Thorne received his Ph.D. in Economics in the fields of Finance and Industrial Organization from York University in June 1993.

Mark Tompkins has been a Vice President and a Portfolio Manager for MTBIA since April 2003. He is responsible for managing fixed income portfolios. He has also been an Assistant Vice President of M&T Bank since August 1998. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and an M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo.

Robert J. Truesdell has been a Vice President and Portfolio Manager of MTBIA since 2003, and is an Administrative Vice President of M&T Bank, which he joined as Vice President and Fixed Income Manager in 1988. He has supervised the management of U.S.Government Bond Fund since its inception. Mr. Truesdell also oversees the MTB Money Market Funds. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.

Clarence W. Woods, Jr. has been a Vice President and Portfolio Manager of, and Chief Equity Trader for, MTBIA since 1996. In addition to his portfolio management duties, he heads the equity-trading unit. Prior to joining MTBIA, he was a Vice President and Chief Equity Trader with Mercantile Safe Deposit & Trust Company in Baltimore, MD, where he managed the Equity Trading Department. Mr. Woods has more than 18 years experience in the investment industry.

The Funds' SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Funds.


Financial Highlights

     The following financial highlights are intended to help you understand the financial performance of each MTB Fund's Institutional Shares, Institutional I Shares, Institutional II Shares and Class S Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

     MTB Small Cap Stock Fund and MTB International Equity Fund acquired the assets of a corresponding portfolio of the Governor Funds in a tax-free reorganization on January 8, 2001. Each Governor Fund was deemed the "accounting survivor." The following financial information incorporates the operations of these funds as portfolios of the Governor Funds prior to January 8, 2001.

     MTB Large Cap Stock Fund, MTB Equity Index Fund, MTB Equity Income Fund, MTB Mid Cap Growth Fund, MTB Small Cap Growth Fund, MTB Multi Cap Growth Fund, MTB Balanced Fund, MTB Social Balanced Fund, MTB Income Fund, MTB Intermediate-Term Bond Fund, MTB Short-Term Corporate Bond Fund, MTB Maryland

Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund (the "ARK Survivors") acquired one or more corresponding portfolios of the ARK Funds in a tax free reorganization on August 15, 2003 or August 22, 2003. One designated ARK Fund was deemed the "accounting survivor." The following financial information incorporates the operations of these funds as portfolios of the ARK Funds prior to August 15, 2003 or August 22, 2003. The financial information for the ARK Survivors for the periods prior to August 15, 2003 or August 22, 2003 has been audited by KPMG LLP.

Prior to August 15, 2003, MTB Group of Funds was known as Vision Group of Funds. Prior to August 11, 2000, Vision Group of Funds was known as Vision Group of Funds, Inc.

The information for the MTB Funds has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' audited financial statements, is included in the April 30, 2005 Annual Report of the Trust.

HOW TO OBTAIN MORE
INFORMATION ABOUT MTB GROUP OF FUNDS

     A Statement of Additional Information (SAI) dated August 31, 2005, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.

   These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions) are available on MTB's website at www.mtbfunds.com.

To Obtain More Information:

Phone: Call 1-800-836-2211
Mail: Write to us at: MTB Funds
P.O. Box 4556
              Buffalo, NY 14240-4556

Web: www.mtbfunds.com
Automated price, yield, and performance
information--24 hours a day, 7 days a
week:
Call 1-800-836-2211
SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about MTB Group of Funds, from the SEC's website(http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202)
942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C.
20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.
Cusip 55376V 853 Cusip
55376V 846 Cusip 55376V
838 Cusip 55376V 887
Cusip 55376V 879 Cusip
55376T 262 Cusip 55376T
254 Cusip 55376V 309
Cusip 55376V 408 Cusip
55376T 445 Cusip 55376T
437 Cusip 55376T 429
Cusip 55376T 411 Cusip
55376T 841 Cusip 55376T
320 Cusip 55376T 221
Cusip 55376V 705 Cusip
55376T 346 Cusip 55376T
288 Cusip 55376T 544
Cusip 55376T 189 Cusip
55376T 858 Cusip 55376T
817 Cusip 55376T 304
Cusip 55376V 101
Cusip 55376T 601 Cusip
55376T 668 Cusip
55376T 882 Cusip
55376T 692 Cusip
55376T 742 Cusip
55376T 379 Cusip
55376T 478 Cusip
55376T 510 Cusip
55376T 114 Cusip
55376T 148 Cusip
55376T 775
Investment Advisor
      MTB INVESTMENT ADVISORS, INC.
      100 E. Pratt St. 17th
      Floor Baltimore, MD 21202

Distributor
      EDGEWOOD SERVICES, INC.
      5800 Corporate Drive
      Pittsburgh, PA 15237-5829

Co-Administrator
      M&T Securities, Inc.
      One M&T Plaza Buffalo,
      NY 14203

Co-Administrator
      FEDERATED SERVICES COMPANY
      Federated Investors Tower
      1001 Liberty Avenue
      Pittsburgh, PA 15222-3779

Sub-Advisor to MTB International Equity Fund
      UBS GLOBAL ASSET MANAGEMENT
       (A   MERICAS) INC.
      One North Wacker Drive
      Chicago, IL 60606

Sub-Advisors to MTB Small Cap Stock Fund
      LSV ASSET MANAGEMENT
      One North Wacker Drive
      Chicago, IL 60606

      MAZAMA CAPITAL MANAGEMENT, INC.
      One Southwest Columbia Street, Suite
      1500 Portland, OR 97258

Sub-Advisor to MTB Mid Cap Stock Fund
      LSV ASSET MANAGEMENT
      One North Wacker Drive
      Chicago, IL 60606

Sub-Advisor to MTB Equity Income Fund
      DePrince, Race & Zollo, Inc.
      201 South Orange Avenue, Suite 850
      Orlando, FL 32801

Sub-Advisor to MTB Large Cap Value Fund
      NWQ Investment Management Company LLC
      2049 Century Park East
      Los Angeles, CA 90067


Transfer Agent and Dividend Disbursing Agent
      BOSTON FINANCIAL DATA SERVICES, INC.
      2 Heritage Drive
      North Quincy, MA 02171

Custodian and Fund Accountant
      STATE STREET CORPORATION
      P.O. Box 8609
      Boston, MA 02266-8609

Independent Registered Public Accounting Firm
      ERNST & YOUNG LLP 200
      Clarendon Street Boston,
      MA 02116-5072
SEC File No. 811-5514
28563 (8/04)

     We are pleased to send you this Prospectus for Institutional Classes and Class S Shares of MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds.

          Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.

1-800-836-2211 / mtbfunds.com
MTB FUNDS
 100 E. PRATT STREET
 15TH FLOOR
 BALTIMORE, MD 21202
MTB-AR-002-0804








                       STATEMENT OF ADDITIONAL INFORMATION

                              INSTITUTIONAL SHARES

                             INSTITUTIONAL I SHARES

                             INSTITUTIONAL II SHARES

                                 CLASS S SHARES







                                 MTB GROUP OF FUNDS




                        Statement of Additional Information

                                  August 31, 2005






INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB U.S. Treasury Money Market Fund



INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB Tax Free Money Market Fund

MTB Pennsylvania Tax Free Money Market Fund

MTB U.S. Government Money Market Fund



INSTITUTIONAL SHARES, INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB Money Market Fund



INSTITUTIONAL SHARES

MTB Prime Money Market Fund



INSTITUTIONAL I SHARES

MTB New York Tax Free Money Market Fund

MTB Short Duration Government Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Short-Term Corporate Bond Fund

MTB Income Fund

MTB Intermediate-Term Bond Fund

MTB Balanced Fund

MTB Social Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund

MTB International Equity Fund














This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the Prospectus for the Funds dated August 31, 2005.



This SAI incorporates by reference the Funds' Annual and Semi-Annual Reports. Obtain the Prospectus, Annual or Semi-Annual Report without charge by calling
(800) 836-2211; in the Buffalo area call (716) 635-9368.



CONTENTS
How Are the Funds Organized?................................................
Securities In Which the Funds Invest.........................................
Investment Risks..............................................................
Fundamental Investment Objectives and Policies........................
Investment Limitations.........................................................
Determining Market Value of Securities....................................
What Do Shares Cost?..........................................................
How Are the Funds Sold?......................................................
Exchanging Securities For Shares......................................... .
Subaccounting Services.........................................................
Redemption in Kind.............................................................
Account and Share Information..............................................
Tax Information................................................................
Who Manages and Provides Services to the Funds?.....................
Fees Paid by the Funds for Services.........................................
How Do the Funds Measure Performance?................................
Financial Information.........................................................
Investment Ratings...........................................................
Addresses............................................................Back Cover

Cusip 55376V853
Cusip  55376V846
Cusip 55376V838
Cusip 55376V887
Cusip 55376V879
Cusip 55376T262
Cusip 55376T254
Cusip 55376V309
Cusip 55376V408
Cusip 55376T445
Cusip 55376T437
Cusip 55376T429
Cusip 55376T411
Cusip 55376T841
Cusip 55376T320
Cusip 55376T221
Cusip 55376V705
Cusip 55376T346
Cusip 55376T288
Cusip 55376T544
Cusip 55376T189
Cusip 55376T858
Cusip 55376T817
Cusip 55376T304
Cusip 55376V101
Cusip 55376T601
Cusip 55376T 668
Cusip 55376T882
Cusip 55376T692
Cusip 55376T742
Cusip 55376T379
Cusip 55376T478
Cusip 55376T510
Cusip 55376T114
Cusip 55376T148
Cusip 55376T775

 25826 (08/05)                                  MTB-AR-004-0805


HOW ARE THE FUNDS ORGANIZED?


Each Fund covered by this SAI is a diversified portfolio of MTB Group of Funds (the "Trust"), a Delaware statutory trust, except for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund, which are non-diversified portfolios of the Trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation (the "Corporation") that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. On November 8, 2000, each portfolio of the Corporation in existence at that time became a portfolio of the Trust. Accordingly, references in this SAI for periods prior to November 8, 2000, relate to the Funds as portfolios of the Corporation, and substantially identical arrangements for the Corporation. The Trust changed its name from VISION Group of Funds to MTB Group of Funds on August 15, 2003. As noted in the prospectus, certain Funds were created as part of a reorganization of the ARK Funds on August 15 and 22, 2003. These Funds are accounting survivors of corresponding portfolios of ARK Funds, and therefore, information for the preceding periods reflect past performance of those corresponding portfolios of ARK Funds. The Trust may offer separate series of Shares representing interests in separate portfolios of securities.



Through an internal reorganization, the Fund's investment advisor changed from M&T Asset Management, a department of Manufacturers and Traders Trust Company (M&T Bank) to MTB Investment Advisors, Inc. (MTBIA or Advisor), a subsidiary of M&T Bank, on August 15, 2003. Five Variable Annuity Funds are offered in a separate prospectus and SAI.


SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:



P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.


MONEY MARKET AND INCOME FUNDS


                            U.S.           U.S.       Tax Free   Money Market    Prime Money     New York Tax   Pennsylvania Tax
                          Treasury      Government      Money        Fund        Market Fund      Free Money    Free Money Market
                        Money Market   Money Market  Market Fund                                  Market Fund         Fund
                            Fund           Fund
Fixed Income Securities       P             P             P            P              P                P                  P
Treasury Securities           P             P             A            A              P                A                  A
Agency Securities             N             P             A            P              A                A                  A
Corporate Debt                N             A             A            P              A                N                  N
Securities
Commerical Paper              N             A             A            P              A                A                  A
Demand Instruments            N             A             A            A              A                A                  A
Taxable Municipal             A             A             A            A              A                A                  A
Securities
Mortgage Backed               N             N             N            N              A                N                  N
Securities
Asset Backed Securities       N             N             N            N              A                N                  N
Zero Coupon Securities        N             N             A            N              A                N                  N
Bank Instruments              N             A             A            A              A                N                  N
Credit Enhancement            N             A             A            A              N                A                  A
Foreign Securities            N             N             N            A              A                A                  A
Tax Exempt Securities         N             A             P            N              A                P                  P
General Obligation            N             A             P            N              N                P                  P
Bonds
Special Revenue Bonds         N             A             P            N              N                P                  P
Tax Increment                 N             A             P            N              N                P                  P
Financing Bonds
Municipal Notes               N             A             P            N              N                P                  P
Variable Rate Demand          A             A             P            A              A                A                  A
Instruments
Municipal Leases              N             N             N            N              N                N                  N
Derivative Contracts          N             N             N            N              N                N                  N
Futures Contracts             N             N             N            N              N                N                  N
Options                       N             N             N            N              N                N                  N
Special Transactions          P             P             A            A              P                A                  A
Repurchase Agreements         P             P             A            A              P                A                  A
Reverse Repurchase            A             A             A            A              A                A                  A
Agreements
Delayed Delivery              A             A             A            A              A                A                  A
Transactions
Securities Lending            A             A             A            A              A                A                  A
Asset Coverage                A             A             A            A              A                A                  A
Investing in                  A             A             A            A              A                A                  A
Securities of Other
Investment Companies





                  Short Duration   Short-Term       U.S.      New York    Pennsylvania    Maryland    Intermediate-Term Income Fund
                    Government      Corporate    Government   Municipal    Municipal   Municipal Bond     Bond Fund
                     Bond Fund      Bond Fund    Bond F und   Bond Fund    Bond Fund        Fund

   Fixed Income            P              P            P             P            P              P               P             P
    Securities

Treasury Securities        P              P            P             A            A              A               P             P

 Agency Securities         P              P            P             A            A              A               P             P

  Corporate Debt           A              P            A             A            A              A               P             P
    Securities

 Commercial Paper          A              A            A             A            A              A               A             A

Demand Instruments         A              A            A             A            A              A               A             A

 Taxable Municipal         A              A            A             A            A              A               A             A
    Securities

  Mortgage Backed          P              P            P             N            N              N               P             P
    Securities

   Asset Backed            A              P            A             N            N              N               P             P
    Securities

    Zero Coupon            A              A            A             A            A              A               A             A
    Securities

 Bank Instruments          A              A            A             N            N              N               A             A

Credit Enhancement         N              A            N             A            A              A               A             A

Foreign Securities         N              A            N             A            A              A               A             A

    Tax Exempt             N              A            N             P            P              P               A             A
    Securities

General Obligation         N              A            N             P            P              P               A             A
       Bonds

  Special Revenue          N              A            N             P            P              P               A             A
       Bonds

   Tax Increment           N              A            N             P            P              P               A             A
  Financing Bonds

  Municipal Notes          N              A            N             P            P              P               A             A

   Variable Rate           A              P            A             P            P              P               P             P
Demand Instruments

 Municipal Leases          A              A            A             A            A              A               A             A

    Derivative             A              A            A             A            A              A               A             A
     Contracts

 Futures Contracts         A              A            A             A            A              A               A             A

      Options              A              A            A             A            A              A               A             A

      Special              A              A            A             A            A              A               A             A
   Transactions

    Repurchase             A              A            A             A            A              A               A             A
    Agreements

Reverse Repurchase         A              A            A             A            A              A               A             A
    Agreements

 Delayed Delivery          A              A            A             A            A              A               A             A
   Transactions

Securities Lending         A              A            A             A            A              A               A             A

  Asset Coverage           A              A            A             A            A              A               A             A

   Investing in            A              A            A             A            A              A               A             A
   Securities of
 Other Investment
     Companies






BALANCED FUNDS
                          Balanced Fund    Social Balanced
                                                Fund
Equity Securities               P                 P
Common Stocks                   P                 P
Preferred Stocks                A                 A
Interests in Other              A                 A
Limited Liability
Companies
Real Estate Investment          A                 A
Trusts

Warrants                        A                 A
Fixed Income                    P                 P
Securities
Treasury Securities             P                 P
Agency Securities               P                 P
Corporate Debt                  P                 P
Securities
Commercial Paper                A                 A
Demand Instruments              A                 A
Mortgage Backed                 A                 A
Securities
Asset Backed Securities         A                 A
Zero Coupon Securities          A                 A
Bank Instruments                A                 A
Convertible Securities          A                 A
Foreign Securities              A                 A
Derivative Contracts            A                 A
Futures Contracts               A                 A
Options                         A                 A
Special Transactions            A                 A
Repurchase Agreements           A                 A
Reverse Repurchase              A                 A
Agreements
Delayed Delivery                A                 A
Transactions
Securities Lending              A                 A
Asset Coverage                  A                 A
Investing in                    A                 A
Securities of Other
Investment Companies



























EQUITY FUNDS
                  Equity   Large   Equity     Large Cap   Large Cap    Multi Cap  Mid Cap  Mid Cap   Small   Small Cap International
                  Income   Cap     Index Fund Stock Fund Growth Fund  Growth Fund Stock    Growth    Cap     Growth     Equity Fund
                   Fund    Value                                                    Fund      Fund   Stock      Fund
                           Fund                                                                      Fund
Equity              P        P        P          P           P            P          P        P         P       P           P
Securities
Common Stocks       P        P        P          P           P            P          P        P         P       P           P
Preferred Stocks    P        P        P          P           P            P          P        P         P       P           P
Interests in        A        A        A          A           A            A          A        A         A       A           A
Other Limited
Liability
Companies
Real Estate         A        A        A          A           A            A          A        A         A       A           N
Investment
Trusts
Warrants            A        A        A          A           A            A          A        A         A       A           A
Fixed Income        P        P        P          P           P            P          P        P         P       P           A
Securities
Treasury            A        A        A          A           A            A          A        A         A       A           A
Securities
Agency              A        A        A          A           A            A          A        A         A       A           A
Securities
Corporate Debt      A        A        A          A           A            A          A        A         A       A           A
Securities
Commerical Paper    A        A        A          A           A            A          A        A         A       A           A
Demand              A        A        A          A           A            A          A        A         A       A           A
Instruments
Mortgage Backed     A        A        A          A           A            A          A        A         A       A           A
Securities
Asset Backed        A        A        A          A           A            A          A        A         A       A           A
Securities
Zero Coupon         A        A        A          A           A            A          A        A         A       A           A
Securities
Bank Instruments    A        P        A          A           A            A          A        A         A       A           A
Convertible         A        P        A          A           A            A          A        A         A       A           P
Securities
Foreign             A        P        A          A           A            A          A        A         A       A           P
Securities
Derivative          A        A        A          A           A            A          A        A         A       A           P
Contracts
Futures             A        A        A          A           A            A          A        A         A       A           P
Contracts
Options             A        A        A          A           A            A          A        A         A       A           A
Special             A        A        A          A           A            A          A        A         A       A           A
Transactions
Repurchase          A        A        A          A           A            A          A        A         A       A           A
Agreements
Reverse             A        A        A          A           A            A          A        A         A       A           A
Repurchase
Agreements
Delayed             A        A        A          A           A            A          A        A         A       A           A
Delivery
Transactions
Securities          A        A        A          A           A            A          A        A         A       A           A
Lending
Asset Coverage      A        A        A          A           A            A          A        A         A       A           A
Investing in        A        P        A          A           P            A          A        A         A       A           A
Securities of
Other
Investment
Companies
Exchange-Traded     A        A        A          A           A            A          A        A         A       A           A
Funds



SECURITIES DESCRIPTIONS AND TECHNIQUES

Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding tables.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.


   Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


   Preferred Stocks

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.


   Real Estate Investment Trusts (REITs)

     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.


   Interests in Other Limited Liability Companies

     Entities  such  as  limited  partnerships,   limited  liability  companies,
     business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.


   Warrants

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities
   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

     Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

     A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

     Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

   A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.



   Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   Taxable Municipal Securities

     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

   Mortgage Backed Securities

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)

          CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

         Sequential CMOs

          In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes

          More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOs and POs

          CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.



         Floaters and Inverse Floaters

          Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes

          CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

      Private Activity Bonds

     Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

     The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

   Tax Increment Financing Bonds

     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.



   Municipal Securities

     Municipal Securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.


   Municipal Notes

     Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



   Variable Rate Demand Instruments

     Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   Municipal Leases

     Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

     A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.


Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

     | it is organized under the laws of, or has a principal office located in, another country;

     |    the principal trading market for its securities is in another country;
          or

     | it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.



   Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


   Foreign Government Securities

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

   Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy/sell financial futures contracts. The Equity Funds and Balanced Funds may also buy/sell stock index futures.

   Options

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

     | Buy call options on portfolio securities in anticipation of an increase in the value of the underlying asset;

     | Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

     Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

INVESTMENT RATINGS FOR THE MONEY MARKET FUNDS

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by S&P, MIG-1 or MIG-2 by Moody's, or F-1+, F-1, or F-2 by Fitch are all considered rated in one of the two highest short-term rating categories. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

If a security is downgraded below the minimum quality grade discussed in the Fund's investment strategy, the Adviser or Subadviser will re-evaluate the security, but will not be required to sell it.



SPECIAL TRANSACTIONS
   Repurchase Agreements

     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which the Funds buy securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. The Funds record the transaction when they agree to buy the securities and reflects their value in determining the price of their Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Funds. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      To Be Announced Securities (TBAs)

     As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   Securities Lending

     The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to interest rate risks and credit risks.


   Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES


     The Funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash. See "Investment Limitations - Investing in Other Investment Companies" on page __ of this SAI.

     The Funds may also invest in exchange-traded funds (ETFs) in order to implement its investment strategies. The shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. The Funds may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.



INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

Stock Market Risks

The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC  derivative   contracts   generally   carry  greater   liquidity  risk  than
exchange-traded contracts.

Risks Related to Investing for Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.



Risks Related to Investing for Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks

The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities

The securities in which the Funds may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Tracking Error Risk

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Funds, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Social Investment Risk

The Funds' social screens could cause them to underperform similar funds that do not have social policies. Among the reasons for this is stocks that do not meet the social criteria could outperform those that do. In addition, Fund management may forego certain investments for social reasons when it would otherwise be advantageous to make the investment.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.



FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES

The International Equity Fund's investment objective is to seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

The  Small  Cap  Growth  Fund's   investment   objective  is  long-term  capital
appreciation.

The Small Cap Stock Fund's investment objective is to seek growth of capital.

The  Mid  Cap  Growth   Fund's   investment   objective  is  long-term   capital
appreciation.

The Mid Cap Stock Fund's investment objective is to provide total return.

The  Multi  Cap  Growth  Fund's   investment   objective  is  long-term  capital
appreciation.

The Large Cap Growth Fund's investment objective is to provide capital appreciation.

The Large Cap Stock Fund's investment objective is growth of principal.

The Equity Index Fund's investment objective is investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500).



The  Large  Cap  Value  Fund's  investment   objective  is  to  provide  capital
appreciation. Current income is a secondary, non-fundamental consideration.



The Equity Income Fund's investment objective is current income and growth of capital.

The Social Balanced Fund's investment objective is to provide total return.

The Intermediate Term Bond Fund's investment objective is current income.

The Balanced Fund's investment objective is to provide total return.

The  Income  Fund's  investment   objective  is  primarily  current  income  and
secondarily capital growth.

The Short-Term Corporate Bond Fund's investment objective is current income.

The Maryland Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Maryland state and local income taxes.

Under normal circumstances, the Maryland Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and income taxes imposed by the State of Maryland.

The Pennsylvania Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Under normal circumstances, the Pennsylvania Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania.

The New York Municipal Bond Fund's investment objective is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.

Under normal circumstances, the New York Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the state of New York and New York municipalities.

The U.S.  Government  Bond Fund's  investment  objective  is to provide  current
income.  Capital  appreciation  is  a  secondary,   non-fundamental   investment
consideration.

The Short Duration Government Bond Fund's investment objective is to seek current income, with preservation of capital as a secondary objective.

The Pennsylvania Tax Free Money Market Fund's investment objective is maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Under normal circumstances, Pennsylvania Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and Pennsylvania personal income tax.

The New York Tax Free Money Market Fund's investment objective is to seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Under normal circumstances, New York Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and New York state income tax.

The Prime Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

The Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

The Tax-Free Money Market Fund's investment objective is maximizing current income exempt from federal income tax and providing liquidity and security of principal.

Under normal circumstances, Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax.

The U.S. Government Money Market Fund's investment objective is to seek maximum current income and provide liquidity and security of principal.

The U.S. Treasury Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

Unless otherwise stated above, all of the investment objectives and policies listed above are fundamental. The investment objectives and policies may not be changed by the Funds' Trustees without shareholder approval.

Each of the following Funds have adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, in a manner consistent with Rule 35d-1 of the 1940 Act: International Equity Fund, Small Cap Growth Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Multi Cap Growth Fund, Large Cap Growth Fund, Large Cap Stock Fund, Equity Index Fund, Large Cap Value Fund, Equity Income Fund, Intermediate-Term Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.



INVESTMENT LIMITATIONS - U.S. TREASURY MONEY MARKET FUND, MONEY MARKET FUND, NEW YORK TAX FREE MONEY MARKET FUND, U.S. GOVERNMENT BOND FUND, NEW YORK MUNICIPAL BOND FUND, LARGE CAP VALUE FUND, LARGE CAP GROWTH FUND AND MID CAP STOCK FUND

The Large Cap Growth Fund may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policy permits such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money

Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act), any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting

The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments

The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification - all Funds except New York Municipal Bond Fund

With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations

The New York Tax Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, including AMT obligations.

The above limitations cannot be changed unless authorized by the Board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



Buying on Margin

     U.S Treasury Money Market Fund, Money Market Fund and New York Tax Free Money Market Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

     New York Municipal Bond Fund, U.S. Government Bond Fund, Large Cap Value Fund, and Large Cap Growth Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     Mid Cap Stock Fund: The Fund will not purchase on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Issuing Senior Securities and Borrowing Money

As an operating (non-fundamental) policy, the New York Tax Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.



Illiquid Securities

A Fund may not purchase or acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.



Dealing in Puts and Calls
The New York Tax Free Money Market Fund will not write or purchase put or call options.

Purchasing Securities to Exercise Control

The New York Tax Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

Borrowing Money

The New York Tax Free Money Market Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The New York Tax Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Other Investment Companies


The Funds may invest their assets in securities of other investment companies, including ETFs, as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' Advisor, and ETFs.





In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds' total assets in any one industry will constitute "concentration."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Except for the Large Cap Growth Fund, none of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INVESTMENT LIMITATIONS - ALL OTHER FUNDS (EXCEPT PRIME MONEY MARKET FUND)

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

All Funds except Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of a Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of a Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds except the Small Cap Stock Fund, utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds except the International Equity Fund and the Short Duration Government Bond Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

The Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and
(b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities, except industrial development bonds, will not be deemed to constitute an industry.







In addition, all Funds will not:

1. Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that a Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15% (10% in the case of New York Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund - collectively, the "Money Market Funds") of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

4. The Small Cap Stock Fund, the International Equity Fund and the Money Market Funds may not engage in any short sales. Each Fund other than the Small Cap Fund and the International Equity Fund may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund's total assets.

In applying the concentration restriction for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value (NAV) or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this SAI for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

INVESTMENT LIMITATIONS - PRIME MONEY MARKET FUND

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

      The Prime Money Market Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities; (b) there is no limitation with respect to domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by bank instruments; (c) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

3. Borrow money or issue senior securities except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits the Fund to borrow up to one-third the value of its total assets at the time of such borrowing.) So long as the Fund's borrowings, including reverse repurchase agreements and dollar roll agreements, exceed 5% of such Fund's total assets, the Fund will not acquire any portfolio securities.

4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

5. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

6. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

7. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of a Fund.

     1. The Prime Money Market Fund may not purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom;

     2. The Prime Money Market Fund may not mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

     3. The Prime Money Market Fund may not engage in any short sales.

     4. The Prime Money Market Fund will limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities) to not more than 5% of the value of its total assets at the time of purchase, except for 25% of the value of their total assets which may be invested in First Tier Securities of any one issuer for a period of up to three business days, in order to comply with Securities and Exchange Commission regulations relating to money market funds.

     5. The Prime Money Market Fund may not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

     If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

REGULATORY COMPLIANCE

The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.


PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Securities and Exchange Commission (SEC) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.




For the fiscal years ended April 30, 2005 and 2004, the portfolio turnover rates for each of the following Funds were as follows:

Fund                                                      2005    2004

International Equity Fund................................  __%     53%
Small Cap Growth Fund+...................................  __%    256%
Small Cap Stock Fund .................................     __%     55%
Mid Cap Growth Fund*+....................................  __%     99%
Mid Cap Stock Fund....................................     __%     99%
Multi Cap Growth Fund+..................................   __%    186%
Large Cap Growth Fund..................................    __%     68%
Large Cap Stock Fund*....................................  __%     84%
Equity Index Fund........................................  __%     76%
Large Cap Value Fund...................................    __%     27%
Equity Income Fund.......................................  __%     30%
Social Balanced Fund.......................................__%     87%
Balanced Fund............................................  __%     66%
Intermediate-Term Bond Fund*+..........................    __%    154%
Income Fund *+...........................................  __%    177%
Short-Term Corporate Bond Fund *+.......................   __%     99%
Maryland Municipal Bond Fund.............................  __%     17%
Pennsylvania Municipal Bond Fund.......................    __%     11%
New York Municipal Bond Fund.............................  __%     40%
Short Duration Government Bond Fund**+...................  __%    125%
U.S. Government Bond Fund................................  __%     64%


     +These Funds have higher portfolio turnover rates and therefore may incur higher brokerage and transaction expenses, which may adversely impact performance.

     *The variation in each Fund's portfolio turnover rate from 2005 to 2004 was due to the Funds' investment policies which by nature are conducive to either higher or lower portfolio turnover when appropriate under market conditions.

     **The portfolio turnover rate for the Short Duration Government Bond Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Short Duration Government Bond Fund and may result in additional tax consequences to the Fund's shareholders.



DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS

     The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

     A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the Rule) promulgated by the SEC under the 1940 Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

INCOME, BALANCED AND EQUITY FUNDS

     Market  values  of  the  Income,   Balanced  and  Equity  Funds'  portfolio
     securities are determined as follows:

     | for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     | in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     | futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

     | for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and



     | for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.



     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m. Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

     Each Equity, Balanced and Income Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

     The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Edgewood Services, Inc.) offers Shares on a continuous, best-efforts basis.




RULE 12B-1 PLAN (CLASS S SHARES, INSTITUTIONAL SHARES, INSTITUTIONAL II SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or marketing services with respect to the _____ Shares of the Funds. The Distributor or the Funds may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect to the _____ Shares. The Rule 12b-1 Plan is expected to benefit a Fund in a number of ways. For example, it is anticipated that the Plan will help a Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

A Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee of 0.25% of the Funds' average daily net assets.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

SHAREHOLDER SERVICES (CLASS S SHARES, INSTITUTIONAL SHARES, INSTITUTIONAL I SHARES)

The Funds may pay financial intermediaries, including the Distributor, the Advisor and their affiliates for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the Rule 12b-1 and/or shareholder services fees that a Fund pays to financial intermediaries, the Distributor, its affiliate Federated Services Company, and the Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries. While NASD regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and their affiliates may pay out of their own resources. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The  following  examples   illustrate  the  types  of  instances  in  which  the
Distributor, the Advisor and their affiliates may make additional payments to financial intermediary.

SUPPLEMENTAL PAYMENTS

Financial intermediaries may be paid fees out of the assets of the Distributor, its affiliate Federated Services Company, and the Advisor and its affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about a Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.


Processing Support Payments

The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.


Retirement Plan Program Servicing Payments

The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.


Other Benefits to Financial intermediaries

From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.





EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.



As of August __, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding shares:

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

[state organization of 25% holders]



TAX INFORMATION


FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.


TAX-FREE PORTFOLIOS: TAX-FREE MONEY MARKET FUND, PENNSYLVANIA TAX FREE MONEY MARKET FUND, NEW YORK TAX-FREE MONEY MARKET FUND, MARYLAND MUNICIPAL BOND FUND, NEW YORK MUNICIPAL BOND FUND AND PENNSYLVANIA MUNICIPAL BOND FUND

If a Tax-Free  Portfolio  satisfies the  requirement  that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code, it may pay "exempt-interest dividends" to its shareholders; each Tax-Free Portfolio intends to continue to satisfy this requirement. Those dividends constitute the portion of its aggregate dividends (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for Federal income tax purposes, although the amount of those dividends must be reported on the recipient's Federal income tax return. Shareholders' treatment of dividends from a Tax-Free Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisors concerning this matter.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Free Portfolio is not deductible for federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity obligations
(PABs) should consult their tax advisors before purchasing shares of a Tax-Free Portfolio because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs. Interest on certain PABs (which the Tax-Free Portfolios expect to purchase) is treated as a Tax Preference Item, although it remains fully tax-exempt for regular Federal income tax purposes; a portion (not expected to exceed 20%) of each Tax-Free Portfolio's exempt-interest dividends thus may constitute a Tax Preference Item. Interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for purposes of the AMT.

If shares of a Tax-Free Portfolio are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

If a Tax-Free Portfolio invests in instruments that generate taxable interest income, under the circumstances described in the prospectuses and in the discussion of municipal market discount bonds below, the portion of any dividend of that Portfolio attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The exempt-interest dividend portion is determined by the ratio of (1) the net tax-exempt income a Portfolio realizes for the entire year to (2) the aggregate amount of distributions for the year and thus is an annual average, rather than a day-to-day determination. Moreover, if a Tax-Free Portfolio realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

A Tax-Free Portfolio may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less that the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Tax-Free Portfolio acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Tax-Free Portfolio after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period between the dates of acquisition and maturity. In lieu of treating the disposition gain as above, a Tax-Free Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Tax-Free Portfolio) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from Tax-Free Portfolio still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts. Receipt of tax-exempt income may result in collateral tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, certain foreign corporations doing business in the United States, certain S corporations with excess passive income and individuals otherwise eligible for the earned income credit. Prospective purchasers of Portfolio shares should consult their own tax advisors as to the applicability of any such collateral consequences.

Shares of a Tax-Free Portfolio would not be suitable for tax-exempt institutions and for tax-exempt retirement plans qualified under section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt.


NEW YORK TAXES

Under existing New York laws, shareholders of the New York Municipal Bond Fund and New York Tax Free Money Market Fund will not be subject to New York State or New York City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986 and represent interest income attributable to obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York City personal income tax.

The New York Municipal Bond Fund and New York Tax Free Money Market Fund cannot predict in advance the exact portion of their dividends that will be exempt from New York State and New York City personal income taxes. However, the Funds will report to shareholders at least annually what percentage of the dividends they actually paid is exempt from such taxes.

Dividends paid by the New York Municipal Bond Fund and New York Tax Free Money Market Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

Income from the New York Municipal Bond Fund and New York Tax Free Money Market Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Dividends paid by the New York Municipal Bond Fund and New York Tax Free Money Market Fund that are attributable to the net interest earned on some temporary and any realized net short-term capital gains are taxed as ordinary income.


PENNSYLVANIA TAXES

The Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund intend to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes. In order for the Funds to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Funds' assets at the close of each quarter of the Funds' taxable year must consist of exempt-interest obligations.


MARYLAND TAXES

To the extent that dividends paid by the Funds qualify as exempt-interest dividends of a regulated investment company, the portion of the exempt-interest dividends that represents interest received by the Funds (a) on obligations of Maryland or its political subdivisions and authorities, (b) on obligations of the United States, or (c) obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States, will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Funds. In addition, gains realized by the Funds from the sale or exchange of a bond issued by Maryland or a political subdivision of Maryland, will not be subject to Maryland state and local income taxes.

To the extent that distributions of the Funds are attributable to sources other than those described in the preceding paragraph, such as, for example, interest received by the Funds on obligations issued by states other than Maryland or capital gains realized on obligations issued by U.S. territories and possessions and from states other than Maryland, and income earned on repurchase agreements, such distributions will be subject to Maryland state and local income taxes. Income earned on certain private activity bonds (other than obligations of the State of Maryland or a political subdivision or authority thereof) which the Funds might hold will constitute a Maryland tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of portfolio shares will be subject to Maryland state and local income taxes.


WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?


BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is composed of 36 funds and is the only investment company in the Fund Complex.






INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

-------------------------------------------------------------------------------------
         Name
       Address                                                        --------------
----------------------  -------------------------------------------       Total
      Birth date                                                       Compensation
 Position With Trust     Principal Occupations for Past Five Years         From
  Date Service Began           and Other Directorships Held               Trust
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mark J. Czarnecki+      Principal Occupations: Executive Vice               $0
----------------------  President, Manufacturers and Traders Trust
Manufacturers and       Company ("M&T Bank"), division head for
Traders Trust Company   M&T Bank's investment group.
One M&T Plaza
Buffalo, NY 14203       Other Directorships Held:  None
Birthdate:  November
3, 1955

Trustee

Began serving: August
2000

-------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

+ Mark J.  Czarnecki is  "interested"  due to positions he holds with M&T Bank,  the parent of the Funds' advisor.


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

-------------------------------------------------------------------------------------
         Name
       Address                                                        --------------
----------------------  -------------------------------------------       Total
      Birth date         Principal Occupations for Past Five Years     Compensation
 Position With Trust           and Other Directorships Held                From
  Date Service Began                                                      Trust
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joseph J. Castiglia     Principal Occupations: Chairman of the           $55,250
----------------------  Board, HealthNow Systems, Inc. and
Roycroft Campus         HealthNow New York, Inc. (health care
21 South Grove          company);  and former President, Chief
Street, Suite 291       Executive Officer and Vice Chairman, Pratt
East Aurora, NY 14052   & Lambert United, Inc. (manufacturer of
Birth date: July 20,    paints and chemical specialties).
1934
                        Other Directorships Held: The Energy East
Chairman and Trustee    Corp.

Began serving:
February 1988

-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
John S. Cramer          Principal Occupations: Retired President         $54,000
4216 Jonathan Lane      and Chief Executive Officer, Pinnacle
Harrisburg, PA 17110    Health System (health care);  President
Birth date: February    Emeritus, Highmark Blue Cross Blue Shield.
22, 1942
                        Other Directorships Held: Highmark Blue
Trustee                 Cross Blue Shield; Chek-Med Corporation

Began serving:
December 2000

-------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Daniel R. Gernatt, Jr.  Principal Occupations: President and CFO,             $49,000
Richardson & Taylor     Gernatt Asphalt Products, Inc.; President,
Hollow Roads            Dan Gernatt Gravel Products, Inc.;
Collins, NY             President, Country Side Sand & Gravel, Inc.
Birth  date: July 14,
1940                    Other Directorships Held: None

Trustee

Began serving:
February 1988

----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
         Name
       Address                                                        -----------------------
----------------------  -------------------------------------------            Total
      Birth date         Principal Occupations for Past Five Years         Compensation
 Position With Trust           and Other Directorships Held                    From
  Date Service Began                                                           Trust
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
William H. Cowie, Jr.   Principal Occupations: Retired Vice                   $51,000
----------------------  Chairman of Signet Banking Corp., since
1408 Ruxton Road        1991.
Baltimore, MD
Birth date: January     Other Directorships Held: None
24, 1931

Trustee

Began serving:
September 2003

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Richard B. Seidel       Principal Occupations: Chairman and                   $54,000
770 Hodges Lane         Director (since 1995) of Girard Partners,
Strafford, PA           a registered broker-dealer
Birth date: April 20,
1941                    Other Directorships Held: None

Trustee

Began serving:
September 2003

----------------------------------------------------------------------------------------------




OFFICERS

----------------------------------------------------------------------------------------------

----------------------                                                -----------------------
                        -------------------------------------------
Name                                                                           Total
Address                                                                    Compensation
Birth date            --                                                       From
Position With Trust     Principal Occupations for Past Five Years             Trust*
                        and Previous Positions
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Charles L. Davis        Principal Occupations: Vice President,                  $0
----------------------  Managing Director of Mutual Fund Services,
Federated Investors     Federated Services Company; and President,
Tower                   Edgewood Services, Inc.
Pittsburgh, PA
Birth date:  March      Previous Positions: President, Federated
23, 1960                Clearing Services; and Director, Business
                        Development Mutual Fund Services,
Chief Executive         Federated Services Company.
Officer

Began serving:
December 2002
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Carl W. Jordan          Principal Occupations: Senior Vice                      $0
One M&T Plaza           President, M&T Bank, 2001-Present;
Buffalo, NY             Administrative Vice President, M&T Bank,
Birth date: January     1995-2001.
2, 1955

President

Began serving: May
2001
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Kenneth G. Thompson     Principal Occupations: Administrative Vice              $0
100 East Pratt Street   President, M&T Bank, 2002-Present;  Vice
Baltimore, MD           President, M&T Bank, 1999-2002; Regional
Birth date: September   Sales Manager, M&T Securities, Inc.,
4, 1964                 1995-1999.

Vice President

Began serving: May
2001
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Philip R. Carbone       Principal Occupations: Vice President,                  $0
100 East Pratt          Director of Distribution for Proprietary
Street, 15th floor      Products, M&T Securities, since 2003;
Baltimore, MD           Manager, Vision Shareholder Services and
Birth date: July 27,    Discount Brokerage, 1998-2002.
1954
                        Previous Positions: Regional Sales
Vice President          Manager, M&T Securities, Inc., 1995-1998.

Began serving:
September 2003

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Scot A. Millen          Principal Occupations: Vice President,                  $0
100 East Pratt          Product Manager, M&T Securities, since
Street, 15th floor      2002; Executive Associate, M&T Investment
Baltimore, MD           Group, 2001-2002; Summer Associate, M&T
Birth date: February    Investment Group, 2000.
22, 1969

Vice President

Began serving:
September 2003

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Judy Mackin             Principal Occupations: Vice President,                  $0
Federated Investors     Mutual Fund Services Division, Federated
Tower                   Services Company.
Pittsburgh, PA
Birth date: May 30,
1960

Vice President and
Assistant Treasurer

Began serving: March
2005
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Richard J. Thomas       Principal Occupations:  Principal                       $0
Federated Investors     Financial Officer and Treasurer of
Tower                   Federated Fund Complex; Senior Vice
Pittsburgh, PA          President, Federated Administrative
Birth date: June 17,    Services.
1954
                        Previous Positions:  Vice President,
Treasurer               Federated Administrative Services; held
                        various management positions with Funds
Began serving:          Financial Services Division of Federated
December 2002           Investors, Inc.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
C. Grant Anderson       Principal Occupation:  Counsel, Reed Smith              $0
Federated Investors     LLP (since October 2002).
Tower
Pittsburgh, PA
Birth date: November
6, 1940                 Previous Positions: Corporate Counsel,
                        Federated Investors, Inc.; Vice President,
Secretary               Federated Services Company.

Began serving:
December 2000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Victor R. Siclari       Principal Occupation:  Partner, Reed Smith              $0
Federated Investors     LLP (since October 2002).
Tower
Pittsburgh, PA
Birth date: November
17, 1961                Previous Positions: Senior Corporate
                        Counsel and Vice President,  Federated
Assistant Secretary     Services Company (prior to October 2002).

Began serving: May
2000; Secretary from
August 11, 1995 to
May 11, 2000;
Assistant Secretary
from May 11, 2000 to
present.
----------------------------------------------------------------------------------------------

*  Officers do not receive any compensation from the Funds.



 COMMITTEES OF THE BOARD

----------------------------------------------------------------------------------------------
Board            Committee                Committee Functions                 Meetings Held
Committee ---     Members     ----------------------------------------------   During Last
                                                                               Fiscal Year
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Executive    Mark J. Czarnecki In between the meetings of the full                  0
             ----------------- Board, the Executive Committee generally
             Daniel R.         may exercise all the powers of the full
             Gernatt, Jr.      Board in the management and direction of
             Richard B. Seidel the business and conduct of the affairs
                               of the Trust in such manner as the
                               Executive Committee shall deem to be in
                               the best interests of the Trust. However,
                               the Executive Committee cannot elect or
                               remove Board members, increase or
                               decrease the number of Trustees, elect or
                               remove any Officer, declare dividends,
                               issue shares or recommend to shareholders
                               any action requiring shareholder approval.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Audit        Joseph J.         The purposes of the Audit Committee are            Four
             Castiglia         to oversee the accounting and financial
             William H.        reporting process of the Funds, the
             Cowie, Jr.        Funds' internal control over financial
             John S. Cramer    reporting, and the quality, integrity and
             Richard B. Seidel independent audit of the Funds' financial statements. The Committee also oversees
                               or assists the Board with the oversight
                               of compliance with legal requirements
                               relating to those matters, approves the
                               engagement and reviews the
                               qualifications, independence and
                               performance of the Funds' independent
                               registered public accountants, acts as a
                               liaison between the independent
                               registered public accountants and the
                               Board and reviews the Funds' internal
                               audit function.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Nominating*  Joseph J.         The Nominating Committee, whose members              0
             Castiglia         consist of all independent Trustees,
             John J. Cramer    selects and nominates persons for
             Daniel R.         election to the Funds' Board when
             Gernatt, Jr.      vacancies occur. The Committee will
             William H.        consider candidates recommended by
             Cowie, Jr.        shareholders, Independent Trustees,
             Richard B. Seidel officers or employees of any of the
                               Funds' agents or service providers and
                               counsel to the Funds. Any shareholder who
                               desires to have an individual considered
                               for nomination by the Committee must
                               submit a recommendation in writing to the
                               Secretary of the Funds, at the Funds'
                               address appearing on the back cover of
                               this Statement of Additional Information.
                               The recommendation should include the
                               name and address of both the shareholder
                               and the candidate and detailed
                               information concerning the candidate's
                               qualifications and experience. In
                               identifying and evaluating candidates for
                               consideration, the Committee shall
                               consider such factors as it deems
                               appropriate. Those factors will
                               ordinarily include: integrity,
                               intelligence, collegiality, judgment,
                               diversity, skill, business and other
                               experience, qualification as an
                               "Independent Trustee," the existence of
                               material relationships which may create
                               the appearance of a lack of independence,
                               financial or accounting knowledge and
                               experience, and dedication and
                               willingness to devote the time and
                               attention necessary to fulfill Board
                               responsibilities.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
*created effective June 23, 2004
------------------------------------------------------------------------------------


BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST
AS OF DECEMBER 31, 2004
            Interested                 Dollar Range of                   Aggregate
        Board Member Name                Shares Owned                 Dollar Range of
                                          in Fund[s]                  Shares Owned in
                                                                         the Trust
        Mark J. Czarnecki                                              Over $100,000
      MTB Mid Cap Stock Fund              $1-$10,000
      MTB New York Tax-Free
------------------------------------------------------------
        Money Market Fund               Over $100,000
      MTB Money Market Fund             Over $100,000
  Independent Board Member Name     Dollar Range of Shares   Aggregate Dollar Range of Shares
                                       Owned in Fund(s)             Owned in the Trust
       Joseph J. Castiglia                                             Over $100,000
      MTB Money Market Fund               $1-$10,000
     MTB Small Cap Stock Fund           Over $100,000

          John S. Cramer                                                $1-$10,000
  MTB Managed Allocation Fund -           $1-$10,000
         Moderate Growth
  MTB International Equity Fund           $1-$10,000
     MTB Large Cap Stock Fund             $1-$10,000

      William H. Cowie, Jr.                  None                          None

      Daniel R. Gernatt, Jr.                                           Over $100,000
   MTB New York Tax-Free Money          Over $100,000
           Market Fund
    MTB Large Cap Growth Fund           Over $100,000
     MTB Large Cap Value Fund           Over $100,000
      MTB Mid Cap Stock Fund            Over $100,000
  MTB International Equity Fund         Over $100,000

        Richard B. Seidel                                            $50,001-$100,000
    MTB Multi Cap Growth Fund          $10,001-$50,000
      MTB Equity Income Fund           $10,001-$50,000

------------------------------------------------------------------------------------

As of August __, 2005, the Funds' Board and Officers as a group owned less than 1% of each Fund's outstanding Shares.



INVESTMENT ADVISOR

The Advisor conducts investment research and makes investment decisions for the Funds.



The Advisor shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Advisor's and subadvisors' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and its shareholders by the M&T organization in addition to investment advisory services.

In assessing the Advisor's and subadvisors' performance of their respective obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Advisor's industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the Advisor and subadvisors. This includes fees received for services provided to the Funds by other entities in the M&T organization and research services received by the Advisor and subadvisors from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Advisor's compensation: the nature and quality of the services provided by the Advisor, including the performance of the fund; the Advisor's cost of providing the services; the extent to which the Advisor may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the Advisor and its affiliates as a result of the Advisor's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Advisor's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.



The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Advisor and subadvisor on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisor and subadvisor. M&T provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisor and subadvisors and their respective affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the funds and/or the Advisor and subadvisors are responding to them.

The Board also receives financial information about the Advisor and subadvisors, including reports on the compensation and benefits the Advisor or subadvisors, as the case may be, derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by the Advisor's or subadvisor's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent). The reports also discuss any indirect benefit the Advisor or subadvisor may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the MTB family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by the Advisor.

In approving NWQ Investment Management Company LLC (NWQ) as the sub-advisor for Large Cap Value Fund and DePrince, Race & Zollo, Inc. (DRZ) as the sub-advisor for Equity Income Fund, the Board carefully evaluated: (1) the search process that led to the Advisor's recommendation; (2) the nature, extent and quality of the services expected to be rendered to the Fund; (3) the distinct investment objective and policies of the Fund; (4) the history, organizational structure, financial condition and reputation of NWQ and DRZ, and the qualification and background of NWQ's and DRZ's personnel; (5) the practices and policies of NWQ and DRZ with respect to selecting brokers and executing trades; (6) certification by NWQ and DRZ of the existence and adequacy of an advisor
compliance  program  under  the  Investment   Advisers  Act  of  1940;  (7)  any
regulatory, compliance or litigation matters; (8) business continuity and document management programs; (9) the investment performance records of NWQ and DRZ; (10) the reasonableness of the fees to be paid to and the profits to be realized by NWQ and DRZ (including any benefits to be received by NWQ or DRZ or their affiliates in connection with soft dollar arrangements); (11) whether the fees to be paid to NWQ and DRZ were competitive with the fees it charges other clients that are similarly managed; (12) how competitive forces in the market impacted the ability to secure the services of NWQ and DRZ and negotiate fees;
(13) the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale; (14) the reasonableness of the fees that would be retained by MTBIA, before and after any voluntary waivers, and that there would be no changes to the advisory fees charged to the Fund; and (15) other factors deemed relevant. The Board relied upon MTBIA's report to the Board that the nature of the services to be provided by, and the fees to be paid to, NWQ and DRZ are no less favorable to the Fund than are available from other prospective sub-advisors, noting in that regard that all fees to NWQ and DRZ will be paid by MTBIA, and not by the Fund.


SUB-ADVISORS
Mid Cap Stock Fund

Prior to December 8, 2004, the Advisor delegated daily management of the Mid Cap Stock Fund to the sub-advisor, Independence Investment LLC (Independence).

For its services under the Sub-Advisory Agreement, Independence received an allocable portion of the advisory fee the Advisor received from the Mid Cap Stock Fund. The allocation was based on the amount of average daily net assets that Independence managed for the Fund. This fee was paid by the Advisor out of the fees it received from the Fund and was not a direct Fund expense. Independence was paid by the Advisor as follows:


Sub-Advisory Fee                  Average Daily Net Assets of the Fund
0.40%                             on assets up to $500 million
0.35%                             on assets in excess of $500 million

Effective December 8, 2004, the Advisor delegates daily management of the value component of the Mid Cap Stock Fund to a sub-advisor, LSV Asset Management
(LSV). LSV also sub-advises the value component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Mid Cap Stock Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid a fee on the value portion of the average daily net assets (ADNA) of the Mid Cap Stock Fund it manages at the following annual rate: 0.50% on the first $100 million of ADNA, 0.40% on the next $100 million of ADNA and 0.35% on ADNA over $200 million. From time to time, LSV may voluntarily waive all or a portion of its subadvisory fee in its sole discretion. In that regard, LSV has voluntarily implemented a waiver of a portion of the subadvisory compensation it receives from MTBIA for managing the value component of the assets of the Small Cap Stock Fund and Mid Cap Stock Fund. The fee waiver will be calculated based on the total subadvisory fee LSV receives from MTBIA for managing these two funds and will reduce proportionately the subadvisory fee for each Fund based on assets under LSV management. This fee waiver will not change the rate of the advisory fee the Funds pay to MTBIA, but will increase the amount of the total advisory fee that MTBIA retains absent any further voluntary waiver by MTBIA.


Large Cap Growth Fund

Prior to July 1, 2004, when the Advisor assumed daily management of the Large Cap Growth Fund, the Advisor had delegated daily management of the Fund to the sub advisor, Montag & Caldwell, Inc. (M&C).

For its services under the Sub-Advisory Agreement, M&C received an allocable portion of the advisory fee the Advisor received from the Fund. The allocation was based on the amount of securities which M&C managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense. M&C was paid by the Advisor as follows:

Sub-Advisory Fee          Average Daily Net Assets of the Fund
0.50%                     On the first  $50  million  average  daily
                          net assets
0.40%                     On the next $50 million  average daily net
                          assets
0.30%                     On the next  $100  million  average  daily
                          net assets
0.20%                     On  average  daily  net  assets  over $200
                          million


International Equity Fund

The Adviser has delegated daily management of the International Equity Fund to the sub-adviser, UBS Global Asset Management (Americas) Inc (UBS). For its services under the Sub-Advisory Agreement, UBS receives an allocable portion of the advisory fee the Adviser receives from the International Equity Fund. The allocation is based on the amount of securities which UBS manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. UBS is paid by the Adviser as follows:

Sub-Advisory Fee  Average Daily Net Assets of the Fund
0.40%             on  the  first  $50  million   average
                  daily net assets
0.35%             on  the  next  $150  million   average
                  daily net assets
0.30%             on average  daily net assets over $200
                  million






Small Cap Stock Fund

The Advisor has delegated daily management of the value component of the Small Cap Stock Fund to a sub-advisor, LSV Asset Management (LSV). For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense. LSV is paid by the Advisor as follows:

Sub-Advisory Fee  Average Daily Net Assets of the Fund
0.65%             On  the  first  $50  million   average
                  daily net assets
0.55%             On average  daily net assets  over $50
                  million

LSV has  implemented  a voluntary fee waiver,  as described  under Mid Cap Stock
Fund.

The Advisor has delegated daily management of the growth component of the Small Cap Stock Fund to a sub-advisor, Mazama Capital Management, Inc. (Mazama). For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee the Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense. Mazama is paid by the Advisor as follows:


Sub-Advisory Fee  Average Daily Net Assets of the Fund
0.70%             On average daily net assets

Large Cap Value Fund

Effective December 8, 2004, the Advisor delegates daily management of the Large Cap Value Fund to a sub-advisor, NWQ Investment Management Company LLC (NWQ). NWQ was founded in 1982 and became a wholly-owned subsidiary of United Asset Management Corp. (UAM) in 1992. In 2000, UAM was acquired by Old Mutual Plc. On August 1, 2002, Nuveen Investments, Inc. purchased NWQ from Old Mutual Plc and NWQ, which had been incorporated, was merged into a Limited Liability Company. For its services under the Sub-Advisory Agreement, NWQ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Large Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. NWQ is entitled to be paid a fee at the annual rate of 0.45% of the average daily net assets of the Large Cap Value Fund that it manages.

Equity Income Fund

Effective December 8, 2004, the Advisor delegates daily management of the Equity Income Fund to a sub-advisor, DePrince, Race & Zollo, Inc. (DRZ). DRZ is owned by three principals, Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. Each of these partners own roughly 30% of the business. In 2001, equity was distributed to other key investment professionals Kelly Carbone, Director of Marketing, Jill Lynch, Director of Large-Cap Research, and Greg Ramsby, Director of Small-Cap Research.. For its services under the Sub-Advisory Agreement, DRZ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Equity Income Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. DRZ is entitled to receive a fee at the annual rate of 0.40% of the average daily net assets of the Equity Income Fund it manages.


Portfolio Manager Information

The following information about the Funds' Portfolio Managers is provided as of the end of the Funds' most recently completed fiscal year.

MTB Investment Advisors, Inc.

Thomas R. Pierce



                                     Total Number of Other
Other Accounts Managed by              Accounts Managed/
Thomas R. Pierce                         Total Assets*
Registered Investment                  7 / $720,455,474
Companies
Other Pooled Investment                        0
Vehicles
Other Accounts                                 0

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Conservative Growth Fund, Moderate Growth Fund and Aggressive Growth Fund: _______.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Pierce's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Pierce's investment performance relative to the benchmarks for all of the funds that he manages (including retail MTB Funds not offered by the Variable Annuity Funds' Prospectus). The benchmarks for the three Funds offered by the Variable Annuity Funds' Prospectus are 60% to S&P 500 and 40% to Lehman Aggregate. In addition, as the Managing Director of Equity Research, a component of Mr. Pierce's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Pierce's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Mark J. Stevenson



                                     Total Number of Other
Other Accounts Managed by              Accounts Managed/
Mark J. Stevenson                        Total Assets*
Registered Investment                  3 / $100,000,000
Companies
Other Pooled Investment                        0
Vehicles
Other Accounts**                       454/ $300,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account.

**Portfolio Manager is a dual employee of MTBIA and M&T Bank. All of the "Other" accounts shown are accounts of the Trust Department of M&T Bank. As of March 31, 2005, the numbers listed for the Other Accounts changed to 264/$180,000,000.

Dollar value range of shares owned in the Conservative Growth Fund, Moderate Growth Fund and Aggressive Growth Fund: _______.

Compensation Structure

Mr. Stevenson's salary consists primarily of a base salary with a year-end bonus based in part on Trust account maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. No compensation besides a salary is received with respect to the management of the Funds or any other mutual fund.

Mr. Stevenson's performance is formally evaluated annually and based on a variety of factors. Salary is based on job responsibilities in both the management of Trust client assets and those deriving from the management of both the retail and Variable Annuity Managed Allocation Funds. Bonus is based in part on Trust account maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. Deferred stock options are awarded at year end based purely on the discretion of M&T Bank senior management.

Allen J. Ashcroft



                                       Total Number of Other
Other Accounts Managed by                Accounts Managed/
Allen J. Ashcroft                          Total Assets*
Registered Investment                    5 / $260,078,961
Companies
Other Pooled Investment                          0
Vehicles
Other Accounts                                   0

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar   value   range  of  shares   owned  in  the  Large  Cap   Growth   Fund:
$100,001-$500,000.

Compensation Structure

The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Mr. Ashcroft's compensation is based upon a base salary and an annual incentive bonus. The fixed salary is based on the job description of the position and overall qualifications of the individual. For the year ended December 31, 2004, his bonus was based on the Fund's performance and how his stock selection fared in this and other portfolios, in the sectors which he covers as an analyst (Energy, Consumer Staples), relative to relevant benchmarks.

The performance portion of Mr. Ashcroft's bonus is based on the time weighted rates of return for the funds he manages compared to the S&P Barra Growth Index with the heaviest emphasis on current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long term track record.



Byron J. Grimes



                                      Total Number of Other
Other Accounts Managed by               Accounts Managed/
Byron J. Grimes                           Total Assets*
Registered Investment                   5 / $236,121,420
Companies
Other Pooled Investment                         0
Vehicles
Other Accounts                                  0

*None of the Accounts has an advisory fee that is based on the performance of the account.


Dollar value range of shares owned in the Large Cap Growth Fund: None.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

Dollar value range of shares owned in the Balanced Fund: None.

Dollar valur range of shares owned in the Social Balanced Fund: None.













Compensation Structure

The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Mr. Grimes' compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. For the year ended December 31, 2004, Mr. Grimes' bonus was a contractual amount determined during discussions at his hiring. The bonus going forward will be determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to budget; and his investment performance relative to the S&P Barra Growth Index, the benchmark for all of the funds that he manages. In addition, as the Managing Director of Equity Portfolio Management, a component of his incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Grimes' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the S&P Barra Growth Index with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Mark Tompkins



                                      Total Number of Other
Other Accounts Managed by               Accounts Managed/
Mark Tompkins                             Total Assets*
Registered Investment                    1 / $80,100,000
Companies
Other Pooled Investment                         0
Vehicles
Other Accounts                            24/$47,462,804

*None of the Accounts has an advisory fee that is based on the performance of the account.


Dollar value range of shares owned in the New York Municipal Bond Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Tompkins' performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Tompkins' investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Fund is the Lehman New York Tax-Exempt Bond Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Tompkins' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



Kimberly M. Rogers



                                    Total Number of Other
Other Accounts Managed by             Accounts Managed/
Kimberly M. Rogers                      Total Assets*
Registered Investment                 4 / $4,871,532,356
Companies
Other Pooled Investment                       0
Vehicles
Other Accounts                          23/$81,444,720

*None of the Accounts has an advisory fee that is based on the performance of the account.


Dollar  value range of shares  owned in the U.S.  Government  Money Market Fund:
None.

Dollar value range of shares owned in the Prime Money Market Fund: None.

Dollar value range of shares owned in the Money Market Fund: $1-$10,000.

Dollar value range of shares owned in the U.S. Treasury Money Market Fund: None.



Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Ms. Rogers' performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Ms. Rogers' investment performance relative to the benchmarks for the fund that she manages. The benchmarks for the Funds are:
U.S. Government Money Market Fund (iMoney Net Government Average); Prime Money Market Fund (iMoney Net First Tier Institutional Average); Money Market Fund (iMoney Net First Tier Average); and U.S. Treasury Money Market Fund (iMoney Net Treasury Average). The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Ms. Rogers' incentive bonus is based on the time weighted rates of return for the funds she manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



Rebecca Dyson



                                       Total Number of Other
Other Accounts Managed by                Accounts Managed/
Rebecca Dyson                              Total Assets*
Registered Investment                    3 / $325,644,091
Companies
Other Pooled Investment                          0
Vehicles
Other Accounts                             3/$60,304,798
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Tax Free Money Market Fund: None.

Dollar value range of shares owned in the New York  Tax-Free  Money Market Fund:
None.

Dollar value range of shares  owned in the  Pennsylvania  Tax-Free  Money Market
Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Ms. Dyson's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Ms. Dyson's investment performance relative to the benchmarks for the fund that she manages. The benchmarks for the Funds are:
Tax Free Money Market Fund (iMoney Net Tax Free Average); New York Tax-Free Money Market Fund (iMoney Net Tax Free State Specific Average); and Pennsylvania Tax-Free Money Market Fund (iMoney Tax Free State Specific Average). The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Ms. Dyson's incentive bonus is based on the time weighted rates of return for the funds she manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



Mark Schultz



                                       Total Number of Other
Other Accounts Managed by                Accounts Managed/
Mark Schultz                               Total Assets*
Registered Investment                    4 / $532,124,633
Companies
Other Pooled Investment                          0
Vehicles
Other Accounts                                   0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Large Cap Stock Fund: $10,001-$50,000.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

Dollar value range of shares owned in the Mid Cap Growth Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: $1-$10,000.











Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Dr. Schultz's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Dr. Schultz's investment performance relative to the benchmarks for the fund that he manages. The benchmark for the mid-cap growth portion of Dr. Schultz's mandate is the S&P 400/Barra Growth Index and the benchmark for the large cap portion is the S&P 500 Index. In addition, as the Assistant Director of Equity Research, a component of Dr. Schultz's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.



Clarence W. Woods, Jr.



                                     Total Number of Other
Other Accounts Managed by              Accounts Managed/
Clarence W. Woods, Jr.                   Total Assets*
Registered Investment
Companies
Other Pooled Investment
Vehicles
Other Accounts
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Equity Index Fund: $1-$10,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Woods' performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Woods' investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Fund is the S&P 500 Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Woods' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



James E. Thorne



                                      Total Number of Other
Other Accounts Managed by               Accounts Managed/
James E. Thorne                           Total Assets*
Registered Investment                   2 / $142,832,365
Companies
Other Pooled Investment                         0
Vehicles
Other Accounts                                  0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Growth Fund: $1-$10,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Tompkins' performance is formally evaluated annually and based on a variety of factors. The fixed salary is based on the job description of the position as Mr. Thorne was also hired as an Economist and overall qualifications of the individual. For the year ended December 31, 2004, his bonus was based on the Fund's performance and how his stock selection fared in this and other portfolios, in the sectors which he covers as an analyst covering the IT Services sector of the S&P 500 Index.

The performance portion of Mr.Thorne's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the Russell 2000 Growth Index with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



Susan L. Schnaars



                                      Total Number of Other
Other Accounts Managed by               Accounts Managed/
Susan L. Schnaars                         Total Assets*
Registered Investment                   2 / $291,000,000
Companies
Other Pooled Investment                         0
Vehicles
Other Accounts                           34/$550,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Maryland Municipal Bond Fund: None.

Dollar value range of shares owned in the Pennsylvania Municipal Bond Fund:
None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Ms. Schnaars' performance is formally evaluated annually and based on a variety of factors. Her bonus is partially determined by the investment performance of the funds she manages relative to the benchmarks for those funds. The benchmark for the MTB Maryland Municipal Bond Fund is the Lipper Other States Intermediate Municipal Funds Average and the benchmark for the MTB Pennsylvania Municipal Bond Fund is the Lipper Pennsylvania Intermediate Municipal Funds Average.. In addition, her bonus is also based on other job responsibilities at MTB Investment Advisors, Inc., such as institutional investment account management and client relationship management, risk control/adherence to process management guidelines, and participation in new business activities such as the attraction of new accounts or the addition of assets to existing accounts. The bonus can be paid in cash and/or stock options in M&T Bank Corporation. Deferred stock options awarded at year-end are based purely on the discretion of M&T Bank senior management.



Wilmer C. Stith III



                                     Total Number of Other
Other Accounts Managed by              Accounts Managed/
Wilmer C. Stith III                      Total Assets*
Registered Investment                   5 / $701,000,000
Companies
Other Pooled Investment                   1/$1,200,000
Vehicles
Other Accounts                          54/$646,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Intermediate-Term Bond Fund: None.

Dollar value range of shares owned in the Short Corporate Bond Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Stith's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Stith's investment performance relative to the benchmarks for the funds that he manages. The benchmark for the Intermediate-Term Bond Fund is the Lehman Intermediate Government Credit Bond Index and the Lipper Intermediate Investment Grade peer group. The benchmark for the Short Term Corporate Bond Fund is the Lehman Brothers 1-3 Year Government Credit Bond Index and the Lipper Short Investment Grade peer group. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Stith's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



James M. Hannan



                                     Total Number of Other
Other Accounts Managed by              Accounts Managed/
James M. Hannan                          Total Assets*
Registered Investment                   4 / $683,000,000
Companies
Other Pooled Investment                        0
Vehicles
Other Accounts                          27/$767,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the U.S. Government Bond Fund: None.

Dollar value range of shares owned in the Income Fund: None.

Dollar value range of shares owned in the Balanced Fund: None.

Dollar value range of shares owned in the Social Balanced Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Hannan's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Hannan's investment performance relative to the benchmarks for the funds that he manages. The benchmark for the U.S. Government Bond Fund is the Lehman U.S. Government Bond Index and the Lipper General U.S. Government peer group. The benchmark for the Income Fund is the Lehman Aggregate Bond Index and the Lipper Corporate A Rated peer group. The benchmark for the fixed income portion of the Balanced Fund is the Lehman Brothers Aggregate Bond Index and the Lipper Corporate A rated peer group. The benchmark for the fixed income portion of the Social Balanced Fund is the Lehman Brothers Aggregate Bond Index and the Lipper Corporate A rated peer group. In addition, as Managing Director of Fixed Income, a component of Mr. Hannan's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Hannan's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.







Conflicts of Interest (MTBIA Portfolio Managers)

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

     o The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. MTBIA seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

     o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, MTBIA has adopted procedures for allocating portfolio transactions across multiple accounts.

     o With respect to many of its clients' accounts, MTBIA determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, MTBIA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, MTBIA may place separate, non-simultaneous, transactions for a Fund and other accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

     o The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where MTBIA has an incentive, such as a performance-based management fee, which MTBIA may charge in the future to some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

MTBIA has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

See also the "Advisor Potential Conflict" section in the Prospectus regarding the conflicts of interest in managing the Managed Allocation Funds.



NWQ Investment Management Company LLC

Edward C. Friedel, CFA



                                     Total Number of Other
Other Accounts Managed by              Accounts Managed/
Edward C. Friedel, CFA                   Total Assets*
Registered Investment                   2 / $68,300,000
Companies
Other Pooled Investment                7 / $633,400,000
Vehicles
Other Accounts                       460/ $19,843,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account. For purposes of this column, separately managed account (wrap-fee) programs in which NWQ is a manager are reported as one account per investment product.


Dollar value range of shares owned in the Large Cap Value Fund: None.


Compensation Structure

NWQ's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios, an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package includes the availability of an equity-like incentive for purchase (whose value is determined by the increase in profitability of NWQ over time) made to most investment professionals. NWQ is a majority-owned subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.



Jon D. Bosse, CFA


                                                         -----------------------------
                                 Total Number of Other
Other Accounts Managed by          Accounts Managed/        Number of Other Accounts
Jon D. Bosse, CFA                    Total Assets*         Managed/Total Assets that
                                                          are Subject to Performance
                                                                     Fees
Registered Investment              3 / $414,300,000                    0
Companies
Other Pooled Investment             7 / 633,400,000                    0
Vehicles
Other Accounts                   559/ $23,995,000,000          6 / $115,900,000
*None of the Accounts in this column has an advisory fee that is based on the performance of the account. For purposes of this column, separately managed account
(wrap-fee) programs in which NWQ is a manager are reported as one account per investment product.


Dollar value range of shares owned in the Large Cap Value Fund: None.

Compensation Structure

NWQ's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios, an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package includes the availability of an equity-like incentive for purchase (whose value is determined by the increase in profitability of NWQ over time) made to most investment professionals. NWQ is a majority-owned subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.

As of December 31, 2004, NWQ had six institutional accounts that have investment management fees calculated in part on the performance of the account versus a benchmark ("performance based fees accounts"). The performance based fee accounts are managed identically to other institutional accounts within the same strategy and there are no additional investment risks taken in conjunction with this type of investment management fee. The portfolio manager who manages these performance based fee accounts does not receive any additional compensation from these accounts based on any performance fees received from such accounts.





Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

     o The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

     o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating portfolio transactions across multiple accounts.

     o With respect to many of its clients' accounts, NWQ determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NWQ may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

     o The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

NWQ has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.



Mazama Capital Management, Inc.



Ronald A. Sauer


                                                            --------------------------------
                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/           Number of Other Accounts
Ronald A. Sauer                        Total Assets*         Managed/Total Assets that are
                                                              Subject to Performance Fees
Registered Investment               11 / $1,167,000,000                    0
Companies
Other Pooled Investment               5/$140,170,000                       0
Vehicles
Other Accounts                       70/$3,922,000,000              2 / $217,100,000
*None of the Accounts has an advisory fee that is based on the performance of the account.


Dollar value range of shares owned in the Small Cap Stock Fund: None.

Stephen C. Brink, CFA


                                                            -------------------------------
                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/          Number of Other Accounts
Stephen C. Brink, CFA                  Total Assets*         Managed/Total Assets that are
                                                              Subject to Performance Fees
Registered Investment               11 / $1,167,000,000                    0
Companies
Other Pooled Investment               5/$140,170,000                       0
Vehicles
Other Accounts                       70/$3,922,000,000             2 / $217,100,000
*None of the Accounts has an advisory fee that is based on the performance of the account.


Dollar value range of shares owned in the Small Cap Stock Fund: None.

Gretchen Novak, CFA


                                                            -------------------------------
                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/          Number of Other Accounts
Gretchen Novak, CFA                    Total Assets*         Managed/Total Assets that are
                                                              Subject to Performance Fees
Registered Investment               11 / $1,167,000,000                    0
Companies
Other Pooled Investment               5/$140,170,000                       0
Vehicles
Other Accounts                       70/$3,922,000,000             2 / $217,100,000
*None of the Accounts has an advisory fee that is based on the performance of the account.


Dollar value range of shares owned in the Small Cap Stock Fund: None.

Timothy P. Butler


                                                            -------------------------------
                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/          Number of Other Accounts
Timothy P. Butler                      Total Assets*         Managed/Total Assets that are
                                                              Subject to Performance Fees
Registered Investment               11 / $1,167,000,000                    0
Companies
Other Pooled Investment               5/$140,170,000                       0
Vehicles
Other Accounts                       70/$3,922,000,000             2 / $217,100,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------------------

Dollar value range of shares owned in the Small Cap Stock Fund: None.


Michael D. Clulow, CFA


                                                            -------------------------------
                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/          Number of Other Accounts
Michael D. Clulow, CFA                 Total Assets*         Managed/Total Assets that are
                                                              Subject to Performance Fees
Registered Investment               11 / $1,167,000,000                    0
Companies
Other Pooled Investment               5/$140,170,000                       0
Vehicles
Other Accounts                       70/$3,922,000,000             2 / $217,100,000
*None of the Accounts has an advisory fee that is based on the performance of the account.


Dollar value range of shares owned in the Small Cap Stock Fund: None.



Compensation Structure (Mazama)

Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of the portfolio management team aligned with those of the clients.

Each Portfolio Manager and Research Analyst ("Investment Team") receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management.

Equity incentives have been a significant part of Mazama's compensatioin plan since the firm's inception. In total, including founding equity, the Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.

The Investment Team manages the portfolios in aggregate terms, focusing on the overall strategy, which is then implemented at the portfolio level. In other words, the Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Instead, they are compensated based on overall fees received by the firm. This incentive compensation structure keeps each member of the team focused on the relative performance of the aggregate portfolio versus its benchmark. Cash compensation increases as assets under management increase, whether by appreciation of by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between the portfolio returns and those of the Russell 2000 Growth Index.

Conflicts of Interest (Mazama)

There are no material conflicts of interest in connection with the Portfolio Manager's management of the Fund's investment and the investment of the other accounts in the above table.



LSV Asset Management

Josef Lakonishok


                                                            -------------------------------------
                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/             Number of Other Accounts
Josef Lakonishok                       Total Assets             Managed/Total Assets that are
                                                                 Subject to Performance Fees
Registered Investment               21 / $5,771,000,000                       0
Companies
Other Pooled Investment             19/$1,217,000,0000                        0
Vehicles
Other Accounts                      408/$30,058,000,000                13 / $1,700,000

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.

Robert W. Vishny


                                                            ------------------------------------
                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/             Number of Other Accounts
Robert W. Vishny                       Total Assets            Managed/Total Assets that are
                                                                Subject to Performance Fees
Registered Investment               21 / $5,771,000,000                      0
Companies
Other Pooled Investment             19/$1,217,000,0000                       0
Vehicles
Other Accounts                      408/$30,058,000,000               13 / $1,700,000


Dollar value range of shares owned in the Small Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.

Menno Vermeulen, CFA


                                                            ------------------------------------
                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/             Number of Other Accounts
Menno Vermeulen, CFA                   Total Assets            Managed/Total Assets that are
                                                                Subject to Performance Fees
Registered Investment               21 / $5,771,000,000                      0
Companies
Other Pooled Investment             19/$1,217,000,0000                       0
Vehicles
Other Accounts                      408/$30,058,000,000               13 / $1,700,000


Dollar value range of shares owned in the Small Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.

Compensation Structure

The portfolio managers' compensation consists of a salary and a discretionary bonus. The base salary is based on the job description and the overall qualifications, experience and tenure at LSV, of the individual. Each of the portfolio managers is a partner of LSV and thereby receives a portion of the overall profit of the firm as part of his ownership interests.

The bonus is based upon the profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors, such as the individual's leadership and contribution to the strategic planning and development of the investment group.

Conflicts of Interest

Investment decisions are made by LSV's quantitative process separately for each portfolio based upon its current holdings, investment parameters and the portfolio's expected return as calculated by LSV's quantitative system. Product rebalancing takes place by product and is carried our serially for each portfolio (including separately managed accounts, unregistered funds and investment companies) invested in that product, generally beginning with the portfolio with the lowest expected return. Therefore, those portfolios which need the highest level of expected return improvement generally have first access to the widest set of investment opportunities. However, because LSV does not view an individual stock as important by itself, the concept of a limited investment opportunity is not applicable to LSV's investment approach.

LSV may be in the position of buying or selling the same security for a number of its clients at roughly the same time. Because of market fluctuations, the prices obtained on such transactions within a single day may vary substantially. In order to more equitably allocate the effects of such market fluctuations, for certain transactions, LSV may use an "averaging" procedure. Under this procedure, purchases or sales of a particular security for a client's account will at times be combined with purchases or sales of the same security for other clients on the same day. For aggregated trades that are partially filled, shares will be allocated pro-rata among participating accounts that day, based upon their pro-rata share of the order. All allocations are subject to change as a result of either cash considerations or the use of round lots.

There are no material conflicts created by the Portfolio Manager's compensation structure. LSV does not utilize soft dollars.

UBS Global Asset Management


Thomas Madsen



                                     Total Number of Other
  Other Accounts Managed by            Accounts Managed/
        Thomas Madsen                    Total Assets*
    Registered Investment               4 / $850,000,000
          Companies
   Other Pooled Investment               3 / $2,400,000
           Vehicles
        Other Accounts                         0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the International Equity Fund: None.

Compensation Structure

The compensation received by portfolio managers at UBS Global AM, including Mr. Madsen, includes a base salary and incentive compensation based on their personal perfomance. UBS Global AM's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global AM's clients. Overall compensatioin can be grouped into four categories:

o Competitive salary, benchmarked to maintain competitive compensation opportunities.

o     Annual bonus, tied to individual contributions and investment performance.

o     UBS equity awards, promoting company-wide success and employee retention.

o Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.



Base salary is used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: (1) the firm's overall business success; (2) the performance of the respective asset class and/or investment mandate; and (3) an individual's specific contribution to the firm's results. UBS Global AM strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns the investment professionals' interests with those of UBS Global AM's clients.

UBS AG Equity. Senior investment professionals, such as Mr. Madsen, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global AM believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global AM feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

Partnership Incentive Program (PIP). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid- to longer-term, the program offers significant compensation opportunities for UBS Global AM's senior staff. Mr. Madsen is eligible for this program.

Conflicts of Interest

The management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector expsosures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portftolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Fund have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

















DePrince, Race and Zollo, Inc.

Gregory M. DePrince, CFA



                                   Total Number of
Other Accounts Managed by               Other
Gregory M. DePrince, CFA          Accounts Managed/
                                    Total Assets*
Registered Investment             4 / $283,948,448
Companies
Other Pooled Investment           2 / $204,165,503
Vehicles
Other Accounts                   83/ $2,564,243,845
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Equity Income Fund: None.

Jill M. Lynch



                                   Total Number of
Other Accounts Managed by               Other
Jill M. Lynch                     Accounts Managed/
                                    Total Assets*
Registered Investment             4 / $283,948,448
Companies
Other Pooled Investment           2 / $204,165,503
Vehicles
Other Accounts                   83/ $2,564,243,845
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Equity Income Fund: None.

Compensation Structure

As a boutique firm, DRZ has been able to create an entrepreneurial atmosphere that allows for significant personal and professional growth for all employees. The compensation structure consists of a base salary and a profit sharing program, which is based on firm profitability and individual contribution. Portfolio Managers' bonuses are tied to product performance and stock selection versus the benchmark. Performance is based on outperformance of an appropriate index. Subjective measurement is also included. Portfolio Managers are not compensated for bringing in new business. DRZ's compensation structure aligns their portfolio managers and analysts' interests with the interest of their clients.

Portfolio Managerss' bonuses are tied in part to product outperformance of the Russell 1000 Value and individual stock selection outperformance over a 12 month period.

Conflicts of Interest

[                         ]




CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, their Adviser and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are set forth in their entirety below.


                           MTB INVESTMENT ADVISORS, INC.
                                PROXY VOTING POLICY

                                    INTRODUCTION

     MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients' accounts. In order to ensure that shares are voted in all appropriate circumstances, Adviser will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, Adviser has adopted this Proxy Voting Policy.


     GENERAL STANDARDS AND APPROACH Each year, the Adviser receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote "for" or "against" a proposal often depends upon the context, the effects that adoption could have on the company's business, and the motivations of the parties making the proposal. These
determinations  require  a  considerable   investment  of  time,  resources  and
expertise.

     Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, Adviser has engaged a third party, Institutional Shareholder Services, Inc. ("ISS") to perform the function of analyzing and providing recommendations on voting proxies.

     ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. Adviser has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of Adviser, which are set forth in detail herein. Accordingly, Adviser will generally follow the ISS recommendations in voting proxies.

     In general, Adviser believes that it is in the best interests of its clients to vote its clients' shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that Adviser believes will result in financial rewards for its clients.

     Adviser reserves the right to override any voting policy stated below when it believes that a vote contrary to a policy would be in the best interest of Adviser's clients. Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the Adviser's Board of Directors, or that Committee's designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.

     Adviser believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of Adviser's clients.





                               CONFLICTS OF INTEREST


     Adviser may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

     The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Adviser as result of business conducted by ISS. The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to Adviser.

     Whenever a portfolio manager determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.

     For purposes of identifying conflicts under this policy, the Trade Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of Adviser, and other information actually known by a member of the Trade Management Oversight Committee.

     In the event that the Trade Management Oversight Committee determines that Adviser has a material conflict of interest with respect to a proxy proposal, then Adviser shall either:

     1. Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee's designee;

            OR

     2. Prior to voting on the proposal, either:

     (i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or

     (ii) Fully disclose the nature of the conflict to the client(s), and obtain the client's consent as to how Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

     Adviser may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee's designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where Adviser determines that refraining from voting a proxy is in the client's best interest and the existence of a material conflict of interest shall not affect such a determination.

     The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by Adviser as well as the basis for any determination that Adviser does not have a material conflict of interest in respect of a particular matter.

                                  ROUTINE MATTERS
               VOTING FOR DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS.

Adviser will vote for the candidates nominated by management in uncontested elections unless there is a basis or reason for opposing such candidates, in which event Adviser shall withhold its vote for such candidates.

To the extent practicable, Adviser will consider the following factors when assessing reasons for opposing candidates in uncontested elections and making case-by-case voting determinations in contested elections:

     o Long-Term Corporate Performance Record. When Adviser believes that there has been consistent underperformance by a company, Adviser will consider the potential for effecting change when evaluating incumbent candidates and first-time candidates. As part of this consideration, Adviser will examine the company's financial performance measures, market-based performance measures, S&P Common Stock rankings, and any other applicable performance measures.

     o Composition of the Board and Key Board Committees. Adviser will consider a director to be independent if he or she has no connection to the company other than a board seat. Even if the board member has served on the board for over ten years, he/she will still be considered to be an independent director.

          Key board committees such as audit, compensation, and nominating committees should be composed entirely of independent directors. Votes for insider directors will normally be withheld if they serve on any of these committees. In addition, votes for inside directors should be withheld in instances where the full board serves as the audit, compensation, or nominating committee or in instances where the company does not have one of these committees.

          o Attendance at Meetings. An incumbent candidate should have attended at least 75 percent of the board and committee meetings. Mitigating circumstances for absenteeism may include the convening of relatively few meetings and other reasonable justifications that are not likely to reoccur.

          o Director's Investment in the Company. Ownership of a significant block of stock is a positive factor because it tends to align the director's interests with those of the shareholders. The lack of any stock holding or a small holding may be a negative factor in the absence of an explanation. Stock ownership should not be a factor in the case of candidates, such as academics or religious leaders, who may be qualified to serve but lack the wealth to buy stock.

          o Retired Chief Executive Officers (CEOs). Nominations of retired CEOs to boards of the companies they headed are generally not favored but may be supported in exceptional circumstances. For example, the nomination of a retired CEO with an outstanding record of performance by a nominating committee composed of independent directors would be viewed more favorably than the nomination of a former CEO with a lackluster performance record by directors who owe their positions to him.

          o Number of Other Board Seats. A candidate generally should not serve on more than four boards at once (except boards of registered investment companies that are a family of funds), especially if he or she holds a regular, full-time position apart from being a director.

          o Other Factors. Any other factor bearing on the qualifications of candidates to serve as directors, including but not limited to conviction of a crime, payment of greenmail, appearance of entrenchment, interlocking directorships, etc., may be considered.

RATIFYING AUDITORS. Adviser will vote for resolutions to ratify auditors, unless there is reason to believe the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

CHANGES IN CORPORATE GOVERNANCE AND SHAREHOLDER RIGHTS MAJORITY OF INDEPENDENT DIRECTORS. Adviser will generally vote for shareholder resolutions seeking boards composed of a majority of independent directors. Adviser will vote for shareholder resolutions seeking board audit committees, compensation committees, and nomination committees composed exclusively of independent directors. Exceptions to the rule may be made where the board is already sufficiently independent and is fulfilling its fiduciary duty making support of such proposals unnecessary.

STAGGERED VERSUS ANNUAL ELECTIONS. Adviser will vote for proposals to repeal classified boards and elect all directors annually. Adviser will vote against proposals to classify boards. A classified Board is one in which all directors are not elected in the same year; rather the directors' terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors.

CUMULATIVE VOTING. Adviser will vote for proposals to permit cumulative voting in cases where there are insufficient good governance provisions and against in cases where there are sufficient good governance provisions. Adviser will vote against proposals to eliminate cumulative voting. Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned, which is the so-called "one share, one vote" standard. A minority of companies allow cumulative voting, which permits shareholders to distribute the total number of votes they have in any manner they see fit when electing directors. For example, if a shareholder owns 50,000 shares and three director seats are open for election, the shareholder may cast 150,000 votes for one candidate (or otherwise distribute his 150,000 votes as he desires). While cumulative voting can be an important tool to promote management accountability, the need for such a policy should be evaluated in concert with the company's other governance provisions. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting in not essential. However, it would be necessary for a company's governing documents to contain the following provisions for Adviser to vote against providing for cumulative voting:

(a) Annually elected board;

(b) Majority of board composed of independent directors;

(c) Nominating committee composed solely of independent directors;

(d) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests);

(e) Ability of shareholders to call special meetings or to act by written consent with 90 days' notice;

(f) Absence of superior voting rights for one or more classes of stock. For example, an unacceptable structure could consist of two classes of stock where Class A stock was entitled to one vote per share and Class B stock was entitled to 10 votes per share;

(g) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders;

(h) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead hand poison pill);

(i) (Optional) Published statement of board governance guidelines, including a description of the process for shareholders to submit director nominees that ensures valid nominees are considered. In addition to these desired governance provisions, the company's performance must be comparable to that of its peers or the board must have demonstrated its focus on increasing shareholder value by taking action to improve performance. For example, the board may have recently replaced management or changed strategic direction.

PREEMPTIVE RIGHTS. Adviser will vote on a case-by-case basis regarding shareholder proposals seeking preemptive rights. Preemptive rights guarantee existing shareholders the first opportunity to purchase shares of new stock issues in the same class they already own and in an amount equal to the percentage of stock they own. While shareholders may not choose to exercise their right, it at least affords them some protection from involuntary dilution of their ownership interest, as well as an opportunity to save a brokerage commission. The absence of these rights could cause stockholders' interest in a company to be reduced by the sale of additional shares without their knowledge and at prices that are unfavorable to them. Generally, we do not believe the cost of implementing preemptive rights is justified by the value added to shareholders. In evaluating proposals on preemptive rights, Adviser will look at the size of the company and the characteristics of its shareholder base.

STOCK OWNERSHIP REQUIREMENTS. Adviser will vote against shareholder resolutions requiring directors to own a minimum amount of company stock to qualify as a director or remain on the board.

TERM OF OFFICE. Adviser will vote against shareholder proposals to limit the tenure of outside directors.

AGE LIMITS Adviser will vote against shareholder proposals to impose mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION.

Adviser will vote for proposals for indemnification and liability protection that satisfy the following conditions: (1) the director must have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, (2) such protection does not extend beyond legal expenses to acts involving gross negligence or other violations of the duty of care that exceed reasonable standards, (3) such protection does not extend to acts involving a breach of the duty of loyalty or self dealing, (4) such protection does not limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; and (5) such protection does not extend to acts involving criminal activity. Adviser will vote against proposals that are overly broad.


SEPARATING CHAIRMAN AND CEO. Adviser will vote shareholder proposals requiring that the positions of chairman and CEO be held separately on a case-by-case basis. In cases in which corporate performance is average or better relative to a peer group and market index, Adviser will vote against shareholder proposals to separate the positions. In cases in which performance is below average, Adviser will generally vote for resolutions to separate the positions, especially if the same person has held both positions over a sustained period of underperformance.

SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS. Adviser will vote against proposals that provide that directors may be removed only for cause. Adviser will vote for proposals to restore shareholder ability to remove directors with or without cause. Adviser will vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies. Adviser will vote for proposals that permit shareholders to elect directors to fill board vacancies. Shareholders' ability to remove directors, with or without cause, is either prescribed by a state's business corporation law, an individual company's articles of incorporation, or its bylaws. Many companies have solicited shareholder approval prohibiting the removal of directors except for cause (guilty of self-dealing, fraud, or misappropriation of company assets). This type of prohibition insulates the directors from removal by shareholders even if the director has been performing poorly, not attending meetings, or not acting in the best interest of shareholders. In addition, proposals will often be bundled to contain provisions which specify that if a board vacancy exists, only the continuing directors may appoint new directors to fill the vacancies, further insulating the board by allowing directors to fill a vacancy of a board member removed by shareholders.

SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETINGS. Adviser will vote against proposals to restrict or prohibit shareholder ability to call special meetings. Adviser will vote for proposals that remove restrictions on the right of shareholders to call special meetings independently of management. According to the Institutional Shareholder Services, Inc. (ISS) database, most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. The laws in some states vest corporations with the discretion to limit or deny altogether the right of shareholders to call a special meeting. States that provide this right may require that the shareholder proponent, or group of shareholders, own a specified percentage of the outstanding shares (10 percent is a common requirement) to bring the proposal for a special meeting to a shareholder vote. The percentage of shareholder votes required to force the corporation to call a special meeting varies from state to state. ISS reports that 129 of the S&P 500 companies either do not provide for the right of shareholders to call special meetings or place voting restrictions on the right. The remaining 371 companies allow the right to call special meetings. Special meetings give shareholders the ability to take such actions as removing directors, initiating a shareholder resolution, or responding to a beneficial offer if the bidder cannot call a special meeting, without having to wait for the next scheduled meeting. The inability to call a special meeting could be detrimental to the interests of shareholders. The most common management proposals regarding special meetings seek higher vote requirements to call special meetings or elimination of the right to special meetings. These management proposals also may contain supermajority voting requirements for the amendment of special meeting restrictions, which effectively lock the restrictions in place. Shareholder resolutions regarding special meetings typically call for the restoration or expansion of the right to call special meetings.

               SHAREHOLDERS' ABILITY TO ALTER THE SIZE OF THE BOARD.

Adviser will vote for proposals that seek to fix the size of the board. Adviser will vote against proposals that give management the ability to alter the size of the board without shareholder approval.

                  SHAREHOLDERS' ABILITY TO ACT BY WRITTEN CONSENT.

Adviser will vote against proposals to restrict or prohibit shareholders from taking action by written consent.

Adviser will vote for proposals to allow or make easier shareholder action by written consent.

A consent solicitation is similar to a proxy solicitation: consents are mailed to shareholders for their vote and signature, and they are then delivered to management. The only procedural difference is that the consent process ends with delivery of the consents. If enough consents are returned, the subject of the consent is deemed ratified. By contrast, a proxy solicitation must end with a meeting because proxy cards merely authorize the indicated "proxy" to cast a vote at a shareholder meeting. A signed consent is itself a final vote and, as such, does not require a vote by proxy at a shareholder meeting.

Consent solicitations can be advantageous to both shareholders and management because the process is less expensive than holding a physical meeting, and shareholders can simply respond to the proposal by mail. Institutional Shareholder Services, Inc. (ISS) reports that 350 of the S&P 500 companies allow shareholder action by written consent. The remaining 150 companies either do not allow action by written consent or place restrictions on such action.

Many states require a unanimous shareholder vote for the subject of a consent solicitation to become effective, according to ISS. In other states, consent subjects are ratified if the consent vote matches the ratification vote required at a shareholder meeting.

Detractors of the ability to act by written consent argue that since shareholders are not required to provide advance notice to the SEC of their intention to take action by written consent, a consent solicitation aimed at replacing a board or other takeover measure can be inherently coercive because it does not allow shareholders enough time to evaluate their actions properly. Shareholder rights advocates counter that institutional investors possess the expertise and resources to evaluate a consent solicitation in the allotted time.

                                  PROXY CONTESTS
                VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS.

Contested elections involving the nomination of an entire board of directors in opposition to the current board (hostile takeover) or the nomination of a minority of directors in opposition to the management slate (proxy contest) shall be voted on a case-by-case basis with the vote determined by the Adviser's Trade Management Oversight Committee or that Committee's designee.

Among the relevant considerations for a determination of the vote are the overall long-term financial performance of the target company, management's track record, background of the proxy contest, qualifications of director nominees, evaluation of the positions of both sides and likelihood of accomplishing proposed objectives, and stock ownership holdings.

                      REIMBURSING PROXY SOLICITATION EXPENSES.
Adviser will vote shareholder proposals that provide for full reimbursement for dissidents waging a proxy contest on a case-by-case basis.

Generally, the reimbursement system is currently biased as reimbursement for incumbents is rarely denied with reimbursement of dissidents only being paid if they gain control of the company. Factors to be considered in determining how to vote include the identity of persons who will pay solicitation expenses, estimated total cost of solicitation, total expenditures to date, fees to be paid to proxy solicitation firms, and the terms of a proxy contest settlement, if applicable. If the request for reimbursement is after the proxy contest, consider the percentage of the votes captured by the dissidents and management, the issues involved, and the expected benefits resulting from the proxy contest as well as the total amount requested in efforts to estimate a reasonable cost for lawyer fees, professional solicitors, investment bankers, travel costs, mailing and printing.

                                   COMPENSATION
                           EXECUTIVE COMPENSATION PLANS.

Adviser will vote on stock option plans, incentive plans, and other executive compensation plans on case-by-case determinations of reasonableness.

Adviser will evaluate executive compensation plans by measuring shareholder value transfer (SVT) using a Binomial Model developed by Institutional
Shareholder Services (ISS), which is a variation of the widely known Black-Scholes mathematical option pricing formula and allows for the possibility of early option exercise and other characteristics unique to nonpublicly traded options, and voting power dilution (VPD). Voting power dilution is the relative reduction in voting power as stock-based incentives are exercised and existing shareholders' proportional ownership in a company is diluted. SVT and VPD, as calculated by ISS, are compared to an industry-specific, market cap-based benchmark (allowable cap) calculated by ISS. If SVT and VPD are less than the allowable cap, Adviser will generally vote in favor of the plan; if SVT and VPD are greater than the allowable cap, Adviser will generally vote against the plan. Although no single factor below may be dispositive of a voting determination, other factors to be considered are as follows:

          o Option Exercise Price. Adviser does not favor option exercise prices for executives that are less than 100 percent of fair market value at the grant date.

          o Replacing or Repricing Awards or Grants. Adviser does not favor stock option plans with provisions that allow the repricing of options already granted at a lower exercise price or that allow participants to swap options already granted for lower priced options. (This policy relates to so-called "underwater" options, for which the stock price has dropped below the exercise price.) An exception may be considered if the decline in stock price results from a market phenomenon rather than company-specific poor performance.

          o Omnibus or Blank Check Stock Plans. Adviser does not favor "omnibus" or "blank check" stock plans that give directors broad discretion to decide how much and what kind of stock to award, when to make awards, and to whom the awards should be made. (Omnibus plans authorize five or more different types of awards.)

          o Pyramiding. Adviser generally does not favor "pyramiding," a cashless form of stock option exercise that permits the payment for stock options with previously owned, appreciated shares in successive, short-term transactions, thus pyramiding a small stock holding into a larger holding.

          o Stock Appreciation Rights. Adviser does not favor stock appreciation rights, which allow the recipient to collect, in cash, the difference between the exercise price and the market price of an option without having to make a personal cash outlay to exercise the option.

          o Reload Options (also termed Restoration Options, Incremental Stock Ownership, or Accelerated-Ownership Options). Adviser does not favor reload stock options, which is a compensation scheme that grants a new option for each exercise of a plan participant's stock options. Reloads come into play only when an option holder pays to exercise with stock; the new option is granted for shares turned in, at the current market price. The risk that a plan participant will not have captured the highest stock price is eliminated because every time an option is exercised, another option replaces the exercised option. This enables the participant to continue to realize all the upside potential inherent in the original stock option grant.

          o Restricted Stock. Adviser does not favor grants of stock that are subject to restrictions but cost the recipient little or nothing and are not aligned with performance goals. Such shares are usually subject to forfeiture if the recipient leaves the company before a specified period of time. The restrictions usually lapse over three to five years, during which time the recipient cannot sell his shares but is typically entitled to vote the stock and receive dividends.

          o Change of Control Features. Adviser does not favor stock option plans that incorporate provisions for acceleration or cash-out upon a change in control of the company (e.g., mergers and acquisitions).

          o Loans to Executives. Adviser generally does not favor allowance of corporate loans to company officers for the purpose of buying stock, especially if the loans are at subsidized interest rates.

          o Amendments. Adviser does not favor plans that authorize the Board of Directors or its Compensation Committee to materially amend a plan without shareholder approval.

                               DIRECTOR COMPENSATION.

Adviser will vote for director compensation plans on a case-by-case basis. Adviser favors director compensation plans that include a large component of stock-based compensation in proportion to the cash component. The same factors for assessing the reasonableness of executive compensation plans may be applied to director compensation proposals.

             SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY.

Adviser will vote for shareholder proposals to limit executive and director compensation on a case-by-case basis.

Adviser will vote for shareholder proposals seeking additional disclosure of executive and director pay information that is relevant to voting determinations under this policy.

The policy considerations identified above for voting determinations on executive compensation plans may be relevant to determinations on shareholder proposals to limit executive and director compensation. Adviser opposes shareholder proposals that impose arbitrary limits on compensation.

GOLDEN AND TIN PARACHUTES. Adviser will vote for shareholder proposals to submit golden and tin parachutes to shareholders for ratification.

Adviser will vote on a case-by-case basis for proposals to ratify or cancel golden or tin parachutes.

Management occasionally will propose a compensation plan that is triggered by both a change in control of the company (e.g., hostile takeover or merger) and termination of employment. These plans are commonly known as "golden parachutes" in the case of top management and "tin parachutes" in the case of middle management and other non-highly compensated employees. Shareholders should be allowed to vote on all plans of this type. Adviser will vote against parachute proposals that can be triggered by a mechanism or procedure that is within the control of management or that exceed three times the annual base salary and bonus of the recipients. The fact that a proposal includes reasonable provisions for guaranteed retirement and other benefits should not be viewed negatively.

                       EMPLOYEE STOCK OWNERSHIP PLANS (ESOP).

Adviser will vote for proposals seeking shareholder approval to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive (i.e., usually greater than 5 percent of the outstanding shares).

ESOPs are stock bonus plans, or combinations of stock bonus plans and money purchase pension plans, which qualify under the Internal Revenue Code of 1986, ERISA, and other statutory and regulatory requirements. The plans are designed to defer a portion of current employee income for retirement purposes.

                           EMPLOYEE STOCK PURCHASE PLANS.

Adviser will vote for proposals with an offering period of 27 months or less and voting power dilution (VPD) of ten percent or less and will vote against all other proposals.

Employee stock purchase plans give employees an opportunity to purchase stock (usually at a discount to market), primarily through payroll deductions. Such plans can lead to greater commitment from employees, provide performance incentives, and allow workers to share in the growth potential of their employer.

                           401(k) EMPLOYEE BENEFIT PLANS.
Adviser will vote for proposals to implement 401(k) savings plans for employees.
                       MERGERS AND CORPORATE RESTRUCTURINGS
                             MERGERS AND ACQUISITIONS.

Adviser will normally vote with management when a corporation is merging with, or into, or acquiring, or being acquired by another firm or company on a friendly basis. Hostile bids will be considered on a case-by-case basis. Adviser's vote on proposed mergers or acquisitions should promote the long-term financial interest of its clients' accounts. Among the factors to be considered are:

          o existence of clear, long-term benefits to shareholders, such as demonstrable stock price appreciation;

          o whether a "fairness opinion" has been issued and, if so, its quality and the credibility of the provider;

          o anticipated financial and operating benefits, including synergies to be obtained, if any;

          o    offer price;

          o    preservation or elimination of shareholder rights;

          o whether insiders would acquire control blocks of stock or receive excessive compensation or takeover cash-outs;

          o    other options that may be available.

                                    ASSET SALES.

Adviser will vote for asset sales that yield reasonable value and that serve a stated corporate purpose, such as debt reduction, shedding an unprofitable business, elimination of diseconomies of scale or negative synergies, raising needed capital, etc.

Asset sales are often accompanied by an investment banker's opinion that compares the sale transaction with similar deals. The market response to the announcement of a proposed asset sale may also provide an indication of its effect on shareholders.

                                     SPIN-OFFS.

Adviser will vote for spin-offs that add economic value to its clients' investment. A spin-off is a corporate strategy that divides a segment or division of a large company into a separate corporate entity, the shares of which are distributed to existing shareholders as a bonus or dividend. By way of example, a corporation may spin off a business that is unprofitable or distracts from its core business. Among the factors that should be considered are the following:

    o tax and regulatory advantages;
    o market reaction to the announcement of proposed spin-off;
    o effects of spin-off on parent company;
    o planned use of sale proceeds;
    o managerial incentives that promote entrepreneurial behavior and better control over operations; and
    o possible motivation to thwart takeover attempts.

                                   LIQUIDATIONS.

Adviser will vote on liquidations on a case-by-case basis after considering management's efforts to pursue other alternatives, the appraisal value of the assets, and the compensation plan for the executives managing the liquidation. Although obviously not good news for long-term investors, a voluntary liquidation is generally more attractive for shareholders than either a bankruptcy or an offer for the company as a whole that is less than the value of its assets.

                                 APPRAISAL RIGHTS.

Adviser will vote for proposals to restore or confer rights of appraisal. Mergers and other corporate restructuring transactions are subject to appraisal rights in many states. Rights of appraisal provide shareholders that are not satisfied with the terms of certain corporate transactions the right to demand a judicial review to determine a fair value for their shares.

Appraisal rights also serve another important interest. If a majority of shareholders approve a given transaction, the exercise of appraisal rights by a minority shareholder will not necessarily prevent the transaction from taking place. If a small minority of shareholders succeed in obtaining what they believe to be a fair value, appraisal rights may benefit all shareholders. The downside of appraisal rights is that if enough shareholders dissented and the courts found that a transaction's terms were unfair, appraisal rights could prevent a transaction that other shareholders had already approved.

Unless a shareholder is certain that his stock is substantially undervalued in, for example, a merger transaction, initiating the appraisal process would not be worth the time, trouble, and expense. The dissenting shareholder also faces the possibility that he will receive less for his shares than the nondissenting group, which has happened.

                            BLANK CHECK PREFERRED STOCK.

Adviser will vote against proposals authorizing creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Adviser will vote for proposals to create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

Adviser will vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Adviser will vote against proposals to increase the number of blank check preferred shares authorized for issuance when no shares have been issued or reserved for a specific purpose.

Adviser will vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Preferred stock is technically an equity security, but has certain features which liken it to debt instruments, such as fixed dividend payments, seniority of claims status over common stock and, in most cases, no voting rights (except on matters that affect the seniority of preferred stock as a class). The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting, conversion, distribution, and other rights to be determined by the board at the time of issue.

            SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK.

Adviser will vote for shareholder proposals to have blank check preferred stock placements, other than those issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

                                DEBT RESTRUCTURINGS.

Adviser will vote on proposals to increase common and/or preferred stock and to issue shares as part of a debt restructuring on a case-by-case basis.

Factors which Adviser will consider when review debt restructurings proxies include dilution of ownership interest, change in control of the company, and potential for the company to go bankrupt should the restructuring not be approved.

                               TENDER OFFER DEFENSES
                     SHAREHOLDER RIGHTS PLANS ("POISON PILLS").

Adviser will vote for shareholder proposals calling for a company to submit its poison pill for shareholder ratification.

Adviser will generally vote against management proposals to adopt poison pills and for shareholder proposals to eliminate such poison pills.

Adviser may consider supporting a poison pill if the following factors are present:

     o 20% or higher flip-in level (a flip-in provision provides that shareholders of the target company are given the right to purchase, at a discount, shares of their own company should the acquirer surpass a specified ownership threshold);

     o sunset provisions of five years or less;

     o shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill; and

     o no dead-hand or no-hand features.

                               FAIR PRICE PROVISIONS.

Adviser will vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Adviser  will  vote  against  fair  price   provisions  with   shareholder  vote
requirements greater than a majority of disinterested shares.

Standard fair price provisions require that, absent board or shareholder approval of the acquisition, a bidder for the company must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between 5 to 20 percent of outstanding shares) that triggered the provision. This requirement tends to make the cost of acquisition prohibitively expensive. An acquirer may avoid such a pricing requirement by obtaining the support of at least a majority of disinterested shares (fair price provisions often require a supermajority vote requirement that may effectively prevent an acquirer from obtaining relief from shareholders).

                                     GREENMAIL.

Adviser will vote for proposals to adopt antigreenmail charter or bylaw amendments or to otherwise eliminate a company's ability to make greenmail payments.

Adviser will vote on a case-by-case basis regarding antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Greenmail payments are targeted stock repurchases by management from a party seeking control of the company, usually at a substantial premium over the market value of the shares.

                                  PALE GREENMAIL.

Adviser will generally vote on a case-by-case basis for restructuring plans that involve the payment of pale greenmail.

Pale greenmail is nothing more than an effort by management and greenmailers to disguise the true nature of their transaction behind the veil of a restructuring or public share acquisition (as opposed to a targeted share acquisition). In general, the company will acquire all the shares of a certain shareholder(s) and then buy back a percentage of the remaining shares outstanding at an amount equal to or greater than the purchase price of the investor who targeted the company. Normally, this will result in a drop in the share value following the transaction that is greater than any premium received. However, since pale greenmail is typically disguised as part of a restructuring effort, it is not easily discovered. Even when discovered, the benefits to the proposed restructuring may outweigh the negative effects of the proposed share repurchase. Therefore, Adviser will evaluate restructuring plans that include the payment of pale greenmail on a case-by-case basis.

                               UNEQUAL VOTING RIGHTS.

Adviser will vote against proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations.

Adviser adheres to the "one share, one vote" philosophy: all holders of common equity must be treated equally.

                          SUPERMAJORITY VOTE REQUIREMENTS.

Adviser will vote against management proposals to require a supermajority shareholder vote to approve charter or bylaw amendments or to approve mergers and other significant business combinations.

Adviser will vote for shareholder proposals to lower such supermajority requirements.

                              WHITE SQUIRE PLACEMENTS.

Adviser will vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

White Squire Placements are placements of large blocks of corporate securities, or blank check preferred stock, with friendly third parties. This practice was followed by a series of placements done before a tender offer was threatened - the white squire placement - either to a private investor, a company's ESOP, another corporation or to an investment fund. These placements may possibly dilute existing shareholders' equity and voting positions.

       PROPOSALS DESIGNED TO DISCOURAGE MERGERS AND ACQUISITIONS IN ADVANCE.

Adviser will generally vote against proposals that direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids, unless the Adviser's investment mandate from the client directs Adviser to consider social implications of the account's investments.

These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded: "amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal." Directors are elected primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests.

                              STATE TAKEOVER STATUTES.

Adviser will vote for proposals to opt out of state takeover statutes (control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, and disgorgement provisions) that are harmful to the long-term interests of shareholders.

Control Share Acquisition Statutes are a prevalent form of state-sponsored antitakeover legislation. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds (e.g., for Pennsylvania companies, those thresholds are 20%, 33%, and 50%). Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested investors.

Control Share Cash-Out Statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Freezeout Provisions force an investor who surpasses a certain ownership threshold in a company (usually between ten percent and 20 percent) to wait a specified period of time (usually two to five years) before gaining control of the company. Fair Price Provisions contain a requirement that board and shareholder approval be obtained for all takeover bids that do not meet predetermined fair price standards. Stakeholder laws permit directors, when taking action, to weigh the interests of constituencies other than shareholders
- including bondholders, employees, creditors, customers, suppliers, the surrounding community, and even society as a whole - in the process of corporate decision making. In other words, such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.

Disgorgement Provisions require that an acquirer or potential acquirer of more than a certain percentage of a company's stock pay back, or disgorge to the company, any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profit provisions.

Antitakeover laws tend to entrench management by making it difficult to effect a change in control of the corporation. Such laws are often not in the best interests of the institutional investor because they decrease the chances of realizing full shareholder value.

                     MISCELLANEOUS CORPORATE GOVERNANCE ISSUES
                             SHARE REPURCHASE PROGRAMS.

Adviser will vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

                        REDUCING PAR VALUE OF COMMON STOCK.

Adviser will vote for management proposals to reduce the par value of common stock.

                     STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS.

Adviser will vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

                               REVERSE STOCK SPLITS.

Adviser will vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced or to avoid delisting. Adviser will vote case-by-case on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue. A reverse stock split is an exchange of a greater number of shares for a lesser number to increase the share price. The objective typically is to place the company's shares in an optimal trading range.

How could the number of authorized common shares increase to more than 100 percent of existing authorized shares in a reverse stock split, which should reduce the number of shares of common stock? Many companies reduce the number of outstanding shares of common stock through a reverse stock split but fail to reduce proportionately the number of shares authorized for issue. The result may effectively be a large increase in authorized share, in which case Adviser will evaluate the proposal as if it were a request for additional authorized shares. In extraordinary cases, Adviser will approve an increase in authorized shares resulting from a reverse split which would create a number of available shares in excess of the threshold amount if delisting of the company's stock is imminent and would result in greater harm to Adviser than the excessive share authorization.

                         INCREASE AUTHORIZED COMMON STOCK.

Adviser will vote case-by-case on proposals to increase the number of shares of common stock authorized for issuance after analyzing the company's industry and performance in terms of shareholder returns.


Adviser will vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Authorized common shares allow management to issue new stock in the future for ordinary business purposes such as raising new capital, funding stock compensation programs, funding business acquisitions, implementing stock splits, and paying stock dividends. (By contrast, outstanding common shares are the common stock that has been issued by the company.) Corporations typically request a large enough number of authorized shares to provide for projected needs as well as for unexpected financing needs and unanticipated opportunities. Continually seeking shareholder approval of additional stock authorizations each time a need to issue shares for ordinary business purposes arises would be costly and impractical. When faced with a request to increase authorized common shares, Adviser will examine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after giving effect to the requested increase. Adviser recognizes that patterns of utilization of authorized common shares vary from industry to industry. Within a given industry, companies that have posted superior shareholder returns should be given more latitude with respect to capital stock increases than lesser-performing companies. Companies that have used authorized shares for stock splits and stock option plans with reasonable levels of dilution and value transfer should be given further leeway.

Institutional Shareholder Services (ISS) compiles data on common stock proposals for companies comprising 98 percent of the investable U.S. equity market. Companies are classified into one of ten peer groups, and ISS divides companies within each peer group into four quartiles based on three-year total shareholder returns. An 11th peer group is designated for rapidly growing companies whose shares have recently become publicly traded. An "allowable increase" for a company is set within each quartile, with the largest allowable increases for top quartile performers and the smallest for bottom quartile companies. This allowable increase represents the maximum permitted number of available shares as a percentage of authorized shares after giving effect to the requested increase.

Adviser recommends votes against proposals to increase the number of authorized common shares when the available shares on a post-increase basis exceeds the allowable increase. Proposals to increase authorized common shares are supported when the available shares after giving effect to the increase falls within the allowable increase. Adviser recommends votes for increases beyond the allowable increase when a company's shares are on the verge of being delisted or if a company's ability to continue as a going concern is uncertain.

                              CHANGING CORPORATE NAME.

Adviser will generally vote for management proposals to change the corporate name.

                             REINCORPORATION PROPOSALS.

Adviser will generally vote for reincorporation proposals that are supported by sound business reasons and that do not significantly reduce shareholder rights or management accountability; otherwise, Adviser will generally vote against reincorporation proposals.

                                CONFIDENTIAL VOTING.

Adviser will vote for proposals calling for corporations to adopt confidential voting, use independent vote tabulators, and use independent inspectors of election.

                                   EQUAL ACCESS.

Adviser will vote for shareholder proposals that would allow significant shareholders equal access to management's proxy material (i) to evaluate and propose voting recommendations on proxy proposals and director nominees or (ii) to nominate their own candidates to the board.

Equal access proposals seek to include a shareholder's perspective within the company's proxy statement. These proposals are designed to "even the playing field" in the proxy system by providing large company shareholders opportunity to discuss in the proxy statement the merits of management's director nominees, nominate and profile director candidates, and discuss other management-sponsored proposals.

                                 BUNDLED PROPOSALS.

Adviser will vote on bundled proposals on a case-by-case basis, voting for bundled proposals of which the combined effect is positive and against all others. A bundled proposal refers to any proxy proposal that includes a number of separate elements. Some bundled proposals are fair and straightforward, involving various elements that belong together both logically and functionally. However, certain bundled proxy proposals combine unrelated issues that should be presented as separate voting items. Some companies have deliberately used these types of proposals to manipulate the vote in order to pass a questionable proposal by bundling it with a proposal(s) that would likely pass on its own - a strategy similar to the use of riders and amendments in legislative packages.

                          SHAREHOLDER ADVISORY COMMITTEES.

Adviser will vote on proposals to establish shareholder advisory committees on a
case-by-case   basis  after   consideration   of  the  potential   benefits  and
disadvantages of the proposals.

                              ANNUAL MEETING LOCATION.

Adviser will normally vote against shareholder proposals to hold annual meetings somewhere other than where management desires.

                                    DISCLOSURE.

Adviser  will  vote   against   proposals   that  would   require  any  kind  of
government-related disclosure, such as the release of information on a corporation's military contracts, or any other unnecessary disclosure of business records.

                            investment company PROXIES

This section of the proxy guidelines relates to both open-end and closed-end investment companies. Open-end investment companies have no set limit on the number of shares they may issue. The value of an open-end fund's shares is determined solely by dividing the value of that fund's portfolio by the number of shares outstanding. Closed-end funds, on the other hand, have a capital stock structure akin to that of operating companies, as the number of shares they may issue is fixed. The shares of these funds trade on an exchange like other stocks and may be more or less valuable than the value of the fund's portfolio. The primary advantage of closed-end funds is that (1) they can be fully invested with far fewer liquidity concerns; and (2) they do not have to maintain the same level of liquidity as open-end funds, which must be able to redeem shares at the request of their investors. At the time this Proxy Voting Policy was adopted, Adviser did not manage any closed-end funds. However, issues relevant to closed-end funds are covered for the sake of completeness.

There are a few proxy issues that relate specifically to closed-end funds. Those will be noted below.

                               ELECTION OF DIRECTORS.

Adviser votes on director nominees will be evaluated on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; compensation of directors within the fund and family of funds; and, attendance at board and committee meetings.

Adviser will generally follow the same criteria used in the election of directors for a publicly traded corporation as discussed above.

                      APPROVE NEW CLASSES OR SERIES OF SHARES

Adviser will vote for the establishment of new classes or series of shares.

                          INVESTMENT ADVISORY AGREEMENTS.

Adviser will vote investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; investment performance compared with peers; and magnitude of fee increase.

Issues that can come up in these proxies are advisory fees, which will be evaluated based on the proposed fee change as it relates to variations in asset size, the fee change relative to fund performance, the fee structure of peers, and the nature of the fund's investment profile. Another issue is changing advisors from the fund to a subsidiary of the advisers or changing the advisory agreement due to a change in the structure or purpose of the fund.

            CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION

Adviser will vote proposals to change a fundamental restriction to a nonfundamental restriction on a case-by-case basis, considering the following factors: the fund's target investments; the reasons given by the fund for the change; and, the projected impact of the change on the portfolio.

Fundamental investment restrictions are limits proscribed in the fund's charter document that determine the investment practices of the fund. Such restrictions may only be amended or eliminated with shareholder approval. Nonfundamental investment restrictions, by contrast, may be altered by the board of trustees.

             CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Adviser will vote proposals to change a fund's fundamental investment objective to nonfundamental on a case-by-case basis.

Although it is generally undesirable for funds to change their investment objective arbitrarily, it may be acceptable to avoid the expense and uncertainty of future shareholder votes if the ability of the fund to thereafter change its objective is subject to reasonable limits and oversight by the Board.

                         CHANGE IN FUND'S SUBCLASSIFICATION

Adviser will vote changes in a fund's subclassification on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and, consolidation in target industry.

Occasionally a fund will seek shareholder approval to change its subclassification from a diversified to a nondiversified investment fund under the Investment Company Act of 1940. The fund's manager recommends such a change because it believes that the diversification requirements of the Act are constraining and that the fund's performance could benefit from the change.

                               NAME CHANGE PROPOSALS

Adviser will vote name change proposals on a case-by-case basis, considering the following factors: political/economic changes in the economic market; bundling with quorum requirements; bundling with asset allocation changes; and, consolidation in target market.

                          CHANGES TO THE CHARTER DOCUMENT

Adviser will vote changes to the charter document on a case-by-case basis, considering the following factors: the degree of change implied by the proposal; the efficiencies that could result; and regulatory standards and implications.

                             CHANGE THE FUND'S DOMICILE

Adviser will vote fund reincorporations on a case-by-case basis, considering the following factors: regulations of both states; required fundamental policies of both states; and, increased flexibility available.

          CONVERT CLOSED-END FUND TO OPEN-END FUND [CLOSED-END FUNDS ONLY]

Adviser will vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which fund invests; measures taken by the board to address the discount; and, past shareholder activism, board activity, and votes on related proposals.

                 PREFERRED STOCK PROPOSALS [CLOSED-END FUNDS ONLY]

Adviser will vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose; other reasons management gives; and, possible dilution for common shares.

                                   PROXY CONTESTS

Adviser will vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which the fund invests; measures taken by board to address the issue; and, past shareholder activism, board activity, and votes on related proposals.

                   DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Adviser will vote dispositions of assets/terminations/liquidations on a case-by-case basis, considering the following factors: strategies employed to save the company; the company's past performance; and, the terms of the liquidations.

     AUTHORIZE BOARD TO HIRE/TERMINATE SUBADVISERS WITHOUT SHAREHOLDER APPROVAL

Adviser will generally vote on a case-by-case basis with regard to proposals authorizing the board to hire/terminate subadvisers without shareholder approval. A fund is not currently permitted to make such changes without obtaining an exemptive order, containing specific limitations and representations, from the Securities and Exchange Commission, the terms of which restrict the fund's ability to hire/terminate subadvisers arbitrarily.

                              DISTRIBUTION AGREEMENTS.

Adviser will generally vote for proposed distribution agreements as long as the agreements do not call for an excessive fee rate.

Distribution Agreements provide for what is commonly known as Rule 12b-1 fees, which are paid from net assets used to promote the sale of the fund's shares. These fees provide a means of allowing the fund to increase asset size and realize economies of scale.

                              MASTER-FEEDER STRUCTURE

Adviser will vote for the establishment of a master-feeder structure or the investment of fund assets in an affiliated fund.

Master-feeder structures allow the fund to invest its assets in a pooled portfolio with funds having similar investment objectives. Generally, these types of arrangements lead to certain economies of scale and result in reduced operating costs and, ultimately, enhanced shareholder value. Investments in an affiliated fund may benefit investment performance and are subject to SEC rules against excessive compensation.

                                      MERGERS

Adviser will vote merger proposals on a case-by-case basis, considering the following factors: the resulting fee structure; the performance of both funds; and continuity of management personnel.

         SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Adviser will vote against the establishment of a director ownership requirement. Adviser is generally in favor of director ownership of fund shares. However, in large fund complexes, it may be impractical or undesirable for directors to own shares of each fund in the complex. Therefore, Adviser believes that the terms of such a policy should be determined by the board in conjunction with the fund's management and sponsor.

        SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED Adviser will vote on the reimbursement of expenses on a case-by-case basis.

               SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISER

Adviser will vote shareholders proposals to terminate the investment adviser on a case-by-case basis, considering the following factors: performance of the fund's NAV; and, the fund's history of shareholder relations.

                          SOCIAL AND ENVIRONMENTAL ISSUES
                          SOCIAL AND ENVIRONMENTAL ISSUES.

Adviser will generally abstain from voting on proposals dealing with other social and environmental issues in instances in which the best economic interests of Adviser's clients will not be affected positively or negatively by the determination of such an issue, unless the Adviser's investment mandate from the client directs Adviser to follow a socially responsible investment strategy, in which case the Adviser vote such matters on a case-by-case basis. In situations in which the proposal would positively affect the economic interests of Adviser's clients, Adviser will generally vote for the proposal. Conversely, in situations in which the proposal would negatively affect the economic interests of Adviser's clients, Adviser will generally vote against the proposal. Where the Adviser is mandated to follow a socially responsible investment strategy, Adviser will weigh the comparative benefits to shareholders against the social interest that would be served by the proposal.

Adviser may consider the following in analyzing shareholder social proposals:

          >> whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

          >>   the percentage of sales, assets, and earnings affected;

          >> the degree to which the company's stated position on issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

          >> whether the issues presented should be dealt with through government action or through company-specific action;

          >> whether the company has already responded in some appropriate manner to the request embodied in the proposal;

          >> whether the company's analysis and voting recommendation to shareholders is persuasive;

          >>   what other companies have done in response to the issue;

          >>   whether the proposal itself is well framed and reasonable;

          >>   whether   implementation   of  the  proposal  would  achieve  the
               objectives sought in the proposal; and

          >> whether the subject of the proposal is best left to the discretion of the board.

PROXY VOTING REPORT

A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge on the SEC's website at http://www.sec.gov and through the Trust's Internet site. Go to www.mtbfunds.com; select "Proxy Voting Record" to access the link to Form N-PX.




PORTFOLIO HOLDINGS INFORMATION

The disclosure policy of the Funds and the Advisor prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. All of these service providers are identified elsewhere in the Prospectus or SAI. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. These organizations are CDA Weisenberger and Lipper. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Advisor and of the Chief Compliance Officer of the Funds. The President of the Advisor and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party and will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply. No consideration may be received by the Funds, the Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

On April 30, 2005, the following Funds owned securities of the following regular broker/dealers:

--------------------------.



RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of the subadvisors in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.



CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company (FSC) and M&T Securities, Inc. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. During the period May 1, 2001 through September 30, 2002, administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FSC:

        Maximum             Average Aggregate Daily Net
---------------------------  Assets of the MTB Group of
  Administrative Fee                   Funds
         0.06%                on the first $2 billion
         0.03%                 on the next $3 billion
        0.015%               on assets in excess of $5
                                      billion


Fees payable to M&T Securities, Inc.:

        Maximum             Average Aggregate Daily Net
---------------------------  Assets of the MTB Group of
  Administrative Fee                   Funds
         0.04%                on the first $5 billion
        0.015%               on assets in excess of $5
                                      billion


Effective October 1, 2002, the Administrative Fee has been changed to reflect the following fee schedule:


Fees Payable to FSC:

                           Average Aggregate Daily Net
--------------------------- Assets of the MTB Group of
        Maximum                       Funds
  Administrative Fee
         0.06%               on the first $2 billion
         0.03%                on the next $3 billion
         0.02%                on the next $2 billion
        0.0125                on the next $3 billion
0.01%                      on  assets  in excess of $10
                           billion
--------------------------------------------------------


Fees Payable to M&T Securities, Inc.:

                           Average Aggregate Daily Net
--------------------------- Assets of the MTB Group of
        Maximum                       Funds
  Administrative Fee
         0.04%               on the first $5 billion
         0.03%                on the next $2 billion
        0.0175                on the next $3 billion
        0.015%              on assets in excess of $10
                                     billion


From time to time, FSC and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates.

Prior to July 1, 2004, FSC, through its affiliate Federated Shareholder Services Company (FSSC), a registered transfer agent, served as transfer and dividend disbursing agent to the Trust, and received a separate fee from the Funds for these transfer agency services. Boston Financial Data Services, Inc. (BFDS) replaced FSSC as transfer agent to the Trust on July 1, 2004. The principal business address of BFDS is 2 Heritage Drive, North Quincy, MA 02171.

The minimum administrative fee received during any year was $50,000 per Fund.

CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by State Street Bank. State Street Bank and Trust Company also provides financial administration and fund accounting services to the Funds for the following annual fee, based on the Funds' average monthly net assets.

Annual Fee, billed and     Average Monthly Net Assets of
    payable monthly    ----    the MTB Group of Funds

        0.037%                on the first $5 billion
        0.034%                 on the next $5 billion
        0.0315%               on the next $10 billion
        0.029%               on assets in excess of $20
                                      billion

In addition, for an annual fee of $4,000 per Fund, State Street Bank and Trust Company prepares two quarterly portfolio listings per year for inclusion in Form N-Q and prepares tabular or graphic presentations of the Funds' portfolio holdings and an enhanced expense disclosure example for inclusion in shareholder reports.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The independent public accounting firm for the Funds, Ernst & Young LLP, conducts its audits in accordance with the standards of thePublic Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUNDS FOR SERVICES


                             Advisory Fee Paid/                         Brokerage                      Administrative Fee Paid/
                            Advisory Fee Waived                      Commissions Paid                 Administrative Fee Waived
Funds                    For the fiscal year ended              For the fiscal year ended             For the fiscal year ended
                                 April 30,                              April 30,                             April 30,
                   2005          2004             2003       2005          2004         2003        2005       2004        2003
International                 $1,009,822        $458,410                 $113,601      $63,000               $67,317      $39,590
Equity Fund                     $20,549         $45,841                                                         $0          $0
Small Cap                     $1,431,341        $972,474                $1,269,572   $1,073,828              $124,177    $128,727
Growth Fund                     $7,049          $25,314                                                         $0          $0
Small Cap                     $1,230,604        $815,840                 $210,463     $237,508               $98,334      $82,845
Stock Fund                        $0               $0                                                           $0          $0
Mid Cap Growth                 $700,410         $620,742                 $104,360     $833,006               $65,875      $90,870
Fund                            $53,296         $60,173                                                         $0          $0
Mid Cap Stock                 $1,093,452        $887,799                 $384,787     $291,009               $87,549      $90,138
Fund                              $0               $0                                                           $0          $0
Multi Cap                     $1,044,612        $990,662                 $752,579    $1,035,897              $111,632    $145,820
Growth Fund                     $70,661         $49,881                                                         $0          $0
Large Cap                      $216,183         $131,579                 $61,043       $22,394               $17,128      $13,367
Growth Fund                     $44,438         $37,151                                                         $0          $0
Large Cap                     $3,537,059       $1,946,796               $1,073,232    $601,877               $274,510    $191,521
Stock Fund                      $61,646         $208,043                                                        $0          $0
Equity Index                   $225,086         $182,193                 $63,315      $100,533               $85,727     $102,520
Fund                           $185,279         $140,899                                                        $0        $36,902
Large Cap                      $488,650         $288,270                 $151,297     $102,070               $47,126      $35,557
Value Fund                        $0               $0                                                           $0          $0
Equity Income                  $529,550         $456,565                 $76,230       $76,669               $60,358      $80,282
Fund                            $19,289         $60,603                                                         $0          $0
Balanced Fund                 $1,138,099       $1,488,159                $163,751     $580,797               $129,098    $220,996
                                $31,083         $97,981                                                         $0          $0
Social                          $23,935         $15,976                   $3,815         $0                   $9,921      $22,420
Balanced Fund                   $10,913         $15,779                                                         $0        $1,996


                             Advisory Fee Paid/                              Brokerage                     Administrative Fee Paid/
                            Advisory Fee Waived                          Commissions Paid                 Administrative Fee Waived
Funds                    For the fiscal year ended                   For the fiscal year ended            For the fiscal year ended

                 April 30,   April 30, 2004  April 30, 2003  April 30,  April 30,     April 30,   April     April 30,    April 30,
                    2005                                         2005       2004         2003      30, 2005     2004        2003
Intermediate                   $1,508,960       $773,641                      $0           $0                $152,735    $134,960
Term Bond Fund                  $223,708         $96,989                                                        $0          $0
Income Fund                    $1,375,233      $1,632,277                     $0           $0                $167,868    $257,874
                                 $48,482        $132,959                                                        $0          $0
Short-Term                      $487,224        $494,365                      $0           $0                $54,574      $80,782
Corporate Bond                   $14,128         $44,784                                                        $0          $0
Fund
Maryland                        $863,280        $826,043                      $0           $0                $95,557     $133,381
Municipal Bond                  $127,811        $175,084                                                        $0          $0
Fund
Pennsylvania                   $1,440,936      $1,058,247                     $0           $0                $147,835    $164,075
Municipal Bond                   $22,353         $4,437                                                         $0          $0
Fund
New York                        $617,754        $587,306                     $20           $0                $60,876      $72,437
Municipal Bond                   $65,546         $75,511                                                        $0          $0
Fund
U.S.                           $1,466,043       $896,407                      $0           $0                $140,635    $110,582
Government                         $0              $0                                                           $0          $0
Bond Fund
Short Duration                  $960,213        $624,732                   $19,304         $0                $107,381     $89,916
Government                      $204,311        $208,244                                                      $4,329        $0
Bond Fund
Money Market                   $9,740,590      $7,559,754                     $0           $0               $1,293,971  $1,304,918
Fund                           $4,799,233      $3,023,902                                                       $0          $0
Tax-Free Money                  $742,099        $423,497                      $0           $0                $128,632    $170,225
Market Fund                     $418,318        $243,847                                                        $0          $0
U.S.                           $9,650,560      $4,040,373                     $0           $0               $1,463,874  $1,413,655
Government                     $4,082,561       $902,236                                                        $0          $0
Money Market
Fund
U.S. Treasury                  $4,572,131      $3,605,796                     $0           $0                $612,703    $622,239
Money Market                   $1,593,288       $649,043                                                        $0          $0
Fund
Pennsylvania                     $77,327         $51,176                      $0           $0                $17,809      $42,015
Tax Free Money                   $77,327         $51,176                                                      $1,560      $12,423
Market Fund
Prime Money                    $1,354,482      $1,304,294                     $0           $0                $186,258    $225,178
Market Fund                     $808,347        $782,577                                                        $0          $0
New York Tax                    $959,610        $988,516                      $0           $0                $132,703    $170,675
Free Money                      $316,926        $177,933                                                        $0          $0
Market Fund



12B-1 AND SHAREHOLDER SERVICES FEES

              For the fiscal year ended April 30, 2005
               Shareholder Services Fees                                         12b-1 Fees

Fund        Class S    Institutional  Institutional  Institutional  Class S Shares Institutional  Institutional I  Institutional
            Shares          Class         I Class         II Class                         Class         Class      II Class


International
Equity Fund


Small Cap
Growth Fund

Small Cap
Stock Fund

Mid Cap
Growth Fund

Mid Cap
Stock Fund

Multi Cap
Growth Fund

Large Cap
Growth Fund

Large Cap
Stock Fund

Equity
Index Fund

Large Cap
Value Fund

Equity
Income Fund

Balanced
Fund

Social
Balanced
Fund

Intermediate
Term Bond
Fund

Income Fund

Short-Term
Corporate
Bond Fund

Maryland
Municipal
Bond Fund

Pennsylvania
Municipal
Bond Fund

New York
Municipal
Bond Fund

U.S
Government
Bond Fund

Short
Duration
Government
Bond Fund

Money
Market Fund

Tax-Free
Money
Market Fund

U.S.
Government
Money
Market Fund

U.S.
Treasury
Money
Market Fund

Pennsylvania
Tax-Free
Money
Market Fund

New York
Tax-Free
Money
Market Fund

Prime
Money
Market Fund







HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD AND EFFECTIVE YIELD

The yield of Shares of the Equity, Income and Balanced Funds is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional
Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of New York Tax-Free Money Market Fund, New York Municipal Bond Fund and Pennsylvania Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the period ended April 30, 2005.

Yield and Effective Yield are given for the 7-day and 30-day periods ended April 30, 2005.


  International Equity          30-Day Period                  Start of
                                                            Performance on
          Fund                                                 8/18/2003
 Institutional I Shares:
      Total Return
      Before Taxes
     After Taxes on
      Distributions
     After Taxes on
 Distributions and Sale
        of Shares
          Yield



                                                                       Start of
                                                                 Performance on
   Small Cap Growth Fund    30-Day Period   1 Year     5 Years       7/13/1995
  Institutional I Shares:
       Total Return
       Before Taxes
      After Taxes on
       Distributions
      After Taxes on
  Distributions and Sale
         of Shares
           Yield


                                                                 Start of
                                                              Performance on
  Small Cap Stock Fund         30-Day Period                     8/18/2003
    Institutional I
        Shares:
      Total Return
      Before Taxes
     After Taxes on
     Distributions
     After Taxes on
   Distributions and
     Sale of Shares
         Yield


                                                                     Start of
                                                                 Performance on
  Mid Cap Growth Fund      30-Day Period    1 Year   5 Years        11/18/1996
    Institutional I
        Shares:
      Total Return
      Before Taxes
     After Taxes on
     Distributions
     After Taxes on
   Distributions and
     Sale of Shares
         Yield


                                                                   Start of
                                                                Performance on
    Mid Cap Stock Fund                  30-Day Period             8/18/2003
 Institutional I Shares:
       Total Return
       Before Taxes
      After Taxes on
      Distributions
      After Taxes on
  Distributions and Sale
        of Shares
          Yield

  Multi Cap Growth Fund        30-Day Period    1 Year    5 Years     10 Years
 Institutional I Shares:
       Total Return
       Before Taxes
      After Taxes on
      Distributions
      After Taxes on
  Distributions and Sale
        of Shares
          Yield

                                                                    Start of
                                                                 Performance on
  Large Cap Growth Fund               30-Day Period                8/18/2003
 Institutional I Shares:
       Total Return
       Before Taxes
      After Taxes on
      Distributions
      After Taxes on
  Distributions and Sale
        of Shares
          Yield



                                                                    Start of
                                                                 Performance on
 Large Cap Stock Fund          30-Day Period    1 Year   5 Years    4/1/1996
 Institutional I Shares:
 Total Return
 Before Taxes
 After Taxes on
 Distributions
 After Taxes on
 Distributions and Sale
 of Shares
 Yield


                                                                    Start of
                                                                Performance on
    Equity Index Fund          30-Day Period  1 Year   5 Years      10/1/1997
 Institutional I Shares:
       Total Return
       Before Taxes
      After Taxes on
      Distributions
      After Taxes on
  Distributions and Sale
        of Shares
          Yield

                                                              Start of
                                                           Performance on
  Large Cap Value Fund           30-Day Period               8/18/2003
    Institutional I
        Shares:
      Total Return
      Before Taxes
     After Taxes on
     Distributions
     After Taxes on
   Distributions and
     Sale of Shares
         Yield

                                                                    Start of
                                                                 Performance on
   Equity Income Fund         30-Day Period    1 Year   5 Years     11/18/1996
    Institutional I
        Shares:
      Total Return
      Before Taxes
     After Taxes on
     Distributions
     After Taxes on
   Distributions and
     Sale of Shares
         Yield


      Balanced Fund            30-Day Period     1 Year    5 Years     10 Years
 Institutional I Shares:
      Total Return
      Before Taxes
     After Taxes on
      Distributions
     After Taxes on
 Distributions and Sale
        of Shares
          Yield


                                                                   Start of
   Social Balanced                                              Performance on
        Fund            30-Day Period          1 Year              5/29/2001
   Institutional I
       Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield



                                                                     Start of
  Intermediate-Term        30-Day                                Performance on
      Bond Fund            Period           1 Year    5 Years      11/18/1996
   Institutional I
       Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield


     Income Fund      30-Day Period       1 Year     5 Years        10 Years
   Institutional I
       Shares:
    Total Return
    Before Taxes
   After Taxes on
    Distributions
   After Taxes on
  Distributions and
   Sale of Shares
        Yield













                                                                      Start of
   Short-Term Corporate                                         Performance on
        Bond Fund                30-Day Period   1 Year  5 Years    4/1/1996
 Institutional I Shares:
       Total Return
       Before Taxes
      After Taxes on
      Distributions
      After Taxes on
  Distributions and Sale
        of Shares
          Yield


                                                                       Start of
 Maryland Municipal Bond                                         Performance on
           Fund              30-Day Period    1 Year    5 Years     11/18/1996
 Institutional I Shares:
       Total Return
       Before Taxes
      After Taxes on
      Distributions
      After Taxes on
  Distributions and Sale
        of Shares
          Yield
   Tax-Equivalent Yield


                                                                Start of
  Pennsylvania Municipal                                     Performance on
        Bond Fund            30-Day Period   1 Year  5 Years    4/1/1996
 Institutional I Shares:
       Total Return
       Before Taxes
      After Taxes on
      Distributions
      After Taxes on
  Distributions and Sale
        of Shares
          Yield
   Tax-Equivalent Yield


                                                               Start of
  New York Municipal Bond                                   Performance on
            Fund                  30-Day Period               8/18/2003
  Institutional I Shares:
        Total Return
        Before Taxes
       After Taxes on
       Distributions
       After Taxes on
 Distributions and Sale of
           Shares
           Yield
    Tax-Equivalent Yield

                                                                 Start of
  U.S. Government Bond                                        Performance on
          Fund                         30-Day Period            8/18/2003
 Institutional I Shares:
      Total Return
      Before Taxes
     After Taxes on
      Distributions
     After Taxes on
 Distributions and Sale
        of Shares
          Yield

                                                                    Start of
     Short Duration                                              Performance on
  Government Bond Fund      30-Day Period    1 Year    5 Years     10/31/1995
     Institutional I
         Shares
      Total Return
      Before Taxes
     After Taxes on
      Distributions
     After Taxes on
 Distributions and Sale
        of Shares
          Yield



                                                                   Start of
                                                                 Performance on
    Money Market Fund      7-Day Period   1 Year    5 Years            6/8/1998
     Class S Shares:
      Total Return
          Yield


                                                                 Start of
                                                              Performance on
    Money Market Fund      7-Day Period      1 Year              9/4/2001
  Institutional Shares:
      Total Return
          Yield

                                                       Start of Performance on
  Money Market Fund           7-Day Period                    8/18/2003
   Institutional I
       Shares:
    Total Return
        Yield


                                              Start of Performance on
  Money Market Fund       7-Day Period               8/18/2003
  Institutional II
       Shares:
    Total Return
        Yield




 Prime Money Market                                    Start of Performance on
        Fund            7-Day Period   1 Year    5 Years             10/7/1996
    Institutional
       Shares:
    Total Return
        Yield




    Pennsylvania                                                 Start of
   Tax-Free Money                                             Performance on
     Market Fund         7-Day Period         1 Year             5/1/2001
   Institutional I
       Shares:
    Total Return
    Before Taxes
        Yield
   Tax-Equivalent
        Yield






                                                               Start of
    Pennsylvania                                            Performance-on
   Tax-Free Money        7-Day Period  1 Year                  5/11/2001
     Market Fund
  Institutional II
       Shares:
    Total Return
    Before Taxes
        Yield
   Tax-Equivalent
        Yield



  New York Tax-Free                             Start of Performance on
  Money Market Fund            7-Day Period            8/18/2003
   Institutional I
       Shares:
    Total Return
        Yield
   Tax-Equivalent
        Yield



   U.S. Government
  Money Market Fund      7-Day Period      1 Year      5 Years       10 Years
   Institutional I
       Shares:
    Total Return
    Before Taxes
        Yield


                                                                      Start of
   U.S. Government                                               Performance on
  Money Market Fund     7-Day Period     1 Year    5 Years          7/28/1995
  Institutional II
       Shares:
    Total Return
    Before Taxes
        Yield

   Tax-Free Money
     Market Fund         7-Day Period   1 Year     5 Years          10 Years
   Institutional I
       Shares:
    Total Return
    Before Taxes
        Yield
   Tax-Equivalent
        Yield


                                                                    Start of
 Tax-Free Money                                                Performance on
 Market Fund           7-Day Period          1 Year   5 Years        7/28/1995
 Institutional II
 Shares:
 Total Return
 Before Taxes
 Yield
 Tax-Equivalent
 Yield


                                                                     Start of
    U.S. Treasury                                                Performance on
  Money Market Fund      7-Day Period    1 Year     5 Years        6/8/1998
   Class S Shares:
    Total Return
    Before Taxes
        Yield


    U.S. Treasury                               Start of Performance on
  Money Market Fund        7-Day Period                8/18/2003
   Institutional I
       Shares:
    Total Return
    Before Taxes
        Yield


    U.S. Treasury                                Start of Performance on
  Money Market Fund        7-Day Period                 8/18/2003
  Institutional II
       Shares:
    Total Return
    Before Taxes
        Yield


TAX EQUIVALENCY TABLES

Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund, Maryland Municipal Bond Fund and Pennsylvania Municipal Bond Fund. The interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Funds' income may be subject to the federal AMT and state and/or local taxes. The tax-equivalent yield for the New York Tax-Free Money Market Fund for the 7-day period ended April 30, 2005 was __% (Institutional I Shares). The tax-equivalent yield for the New York Municipal Bond Fund for the 30-day period ended April 30, 2005 was __% (Institutional I Shares). The tax-equivalent yield for the Pennsylvania Municipal Bond Fund for the 30-day period ended April 30, 2005 was __% (Institutional I Shares).



                               TAX EQUIVALENCY TABLE

                            Taxable Yield Equivalent for 2005 State of New York
   Tax Bracket:
     Federal               10.00%              15.00%            25.00%          28.00%           33.00%            35.00%
 Combined Federal
     & State               14.000%            21.850%            31.850%       -----------       40.250%            42.700%
                                                                                 35.250%
  Joint Return:              $0        -      $14,601      -     $59,401    -   $119,951    -    $182,801   -        Over
                           $14,600         --------------       $119,950        $182,800         $326,450          $326,450
                                              $59,400
  Single Return:             $0        -       $7,301      -     $29,701    -    $71,951    -    $150,151   -        Over
                           $7,300          --------------------  $71,950       -----------       $326,450          $326,450
                                              $29,700                           $150,150
 Tax-Exempt Yield                                               Taxable Yield Equivalent
      0.50%                 0.58%              0.64%              0.73%           0.77%           0,84%              0.87%
      1.00%                 1.16%              1.28%              1.47%           1.54%           1.67%              1.75%
      1.50%                 1.74%              1.92%              2.20%           2.32%           2.51%              2.62%
      2.00%                 2.33%              2.56%              2.93%           3.09%           3.35%              3.49%
      2.50%                 2.91%              3.20%              3.67%           3.86%           4.18%              4.36%
      3.00%                 3.49%              3.84%              4.40%           4.63%           5.02%              5.24%
      3.50%                 4.07%              4.48%              5.14%           5.41%           5.86%              6.11%
      4.00%                 4.65%              5.12%              5.87%           6.18%           6.69%              6.98%
      4.50%                 5.23%              5.76%              6.60%           6.95%           7.53%              7.85%
      5.00%                 5.81%              6.40%              7.34%           7.72%           8.37%              8.73%
      5.50%                 6.40%              7.04%              8.07%           8.49%           9.21%              9.60%
      6.00%                 6.98%              7.68%              8.80%           9.27%           10.04%            10.47%
      6.50%                 7.56%              8.32%              9.54%          10.04%           10.88%            11.34%
      7.00%                 8.14%              8.96%             10.27%          10.81%           11.72%            12.22%
      7.50%                 8.72%              9.60%             11.01%          11.58%           12.55%            13.09%
      8.00%                 9.30%              10.24%            11.74%          12.36%           13.39%            13.96%
      8.50%                 9.88%              10.88%            12.47%          13.13%           14,23%            14.83%
      9.00%                10.47%              11.52%            13.21%          13.90%           15.06%            15.71%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.




                               TAX EQUIVALENCY TABLE

                             Taxable Yield Equivalent for 2005 State of Pennsylvania
   Tax Bracket:
     Federal               10.00%            15.00%           25.00%         28.00%         33.00%        35.00%
 Combined Federal
     & State              13.070%            18.070%          28.070%       31.070%        36.070%       38.070%
  Joint Return:              $0        -     $14,601    -     $59,401    -  $119,951   -   $182,801  -    Over
                        ------------       -----------       $119,950       $182,800       $326,450     ---------
                           $14,600           $59,400                                                    $326,450
  Single Return:             $0        -     $7,301     -     $29,701    -  $71,951    -   $150,151  -    Over
                        -----------        -----------        $71,950       $150,150       $326,450     ---------
                           $7,300            $29,700                                                    $326,450
 Tax-Exempt Yield                                        Taxable Yield Equivalent
      0.50%                0.58%              0.61%            0.70%         0.73%          0.78%         0.81%
      1.00%                1.15%              1.22%            1.39%         1.45%          1.56%         1.61%
      1.50%                1.73%              1.83%            2.09%         2.18%          2.35%         2.42%
      2.00%                2.30%              2.44%            2.78%         2.90%          3.13%         3.23%
      2.50%                2.88%              3.05%            3.48%         3.63%          3.91%         4.04%
      3.00%                3.45%              3.66%            4.17%         4.35%          4.69%         4.84%
      3.50%                4.03%              4.27%            4.87%         5.08%          5.47%         5.65%
      4.00%                4.60%              4.88%            5.56%         5.80%          6.26%         6.46%
      4.50%                5.18%              5.49%            6.26%         6.53%          7.04%         7.27%
      5.00%                5.75%              6.10%            6.95%         7.25%          7.82%         8.07%
      5.50%                6.33%              6.71%            7.65%         7.98%          8.60%         8.88%
      6.00%                6.90%              7.32%            8.34%         8.70%          9.39%         9.69%
      6.50%                7.48%              7.93%            9.04%         9.43%          10.17%        10.50%
      7.00%                8.05%              8.54%            9.73%         10.16%         10.95%        11.30%
      7.50%                8.63%              9.15%           10.43%         10.88%         11.73%        12.11%
      8.00%                9.20%              9.76%           11.12%         11.61%         12.51%        12.92%
      8.50%                9.78%             10.37%           11.82%         12.33%         13.30%        13.73%
      9.00%                10.35%            10.98%           12.51%         13.06%         14.08%        14.53%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.






                               TAX EQUIVALENCY TABLE


             Taxable Yield Equivalent for 2005 State of Maryland - Including Local Income Tax
  Income Tax
   Bracket:
   Combined
Federal, State      -------------   ------------    -------------  -----------  ------------     ---------
  and County           17.95%          22.95%          32.95%        35.95%        40.95%         42.95%
 Joint Return:           $0       -   $14,601    -     $59,401   -  $119,951  -   $182,801    -    Over
                       $14,600      ------------      $119,950      $182,800      $326,450       $326,450
                                      $59,400
Single Return:           $0       -    $7,301    -     $29,701   -   $71,951  -   $150,151    -    Over
                       $7,300       ------------    -------------  -----------  ------------     ---------
                                      $29,700          $71,950      $150,150      $326,450       $326,450
  Tax-Exempt                                       Taxable Yield equivalent
     Yield
     0.50%              0.61%          0.65%            0.75%         0.78%        0.85%           0.88%
     1.00%              1.22%          1.30%            1.49%         1.56%        1.69%           1.75%
     1.50%              1.83%          1.95%            2.24%         2.34%        2.54%           2.63%
     2.00%              2.44%          2.60%            2.98%         3.12%        3.39%           3.51%
     2.50%              3.05%          3.24%            3.73%         3.90%        4.23%           4.38%
     3.00%              3.66%          3.89%            4.47%         4.68%        5.08%           5.26%
     3.50%              4.27%          4.54%            5.22%         5.46%        5.93%           6.13%
     4.00%              4.88%          5.19%            5.97%         6.25%        6.77%           7.01%
     4.50%              5.48%          5.84%            6.71%         7.03%        7.62%           7.89%
     5.00%              6.09%          6.49%            7.46%         7.81%        8.47%           8.76%
     5.50%              6.70%          7.14%            8.20%         8.59%        9.31%           9.64%
     6.00%              7.31%          7.79%            8.95%         9.37%        10.16%         10.52%
     6.50%              7.92%          8.44%            9.69%        10.15%        11.01%         11.39%
     7.00%              8.53%          9.09%           10.44%        10.93%        11.85%         12.27%
     7.50%              9.14%          9.73%           11.19%        11.71%        12.70%         13.15%
     8.00%              9.75%          10.38%          11.93%        12.49%        13.55%         14.02%
     8.50%             10.36%          11.03%          12.68%        13.27%        14.39%         14.90%
     9.00%             10.97%          11.68%          13.42%        14.05%        15.24%         15.78%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The local income tax rate is assumed to be the maximum county rate, or 3.20%.






                               TAX EQUIVALENCY TABLE

                       Taxable Yield Equivalent for 2005 Multistate Municipal Fund
  Tax Bracket:
    Federal            10.00%          15.00%         25.00%        28.00%          33.00%       35.00%
 Joint Return:           $0       -    $14,601    -   $59,401  -   $119,951     -  $182,801   -   Over
                       $14,600         $59,400       ---------   -------------    ----------    ---------
                                                     $119,950      $182,800        $326,450     $326,450
 Single Return:          $0       -    $7,301     -   $29,701  -    $71,951     -  $150,151   -   Over
                     -----------     -----------     ---------   -------------    ----------    ---------
                       $7,300          $29,700        $71,950      $150,150        $326,450     $326,450
Tax-Exempt Yield                                 Taxable Yield Equivalent
     0.50%              0.56%           0.59%          0.67%         0.69%          0.75%         0.77%
     1.00%              1.11%           1.18%          1.33%         1.39%          1.49%         1.54%
     1.50%              1.67%           1.76%          2.00%         2.08%          2.24%         2.31%
     2.00%              2.22%           2.35%          2.67%         2.78%          2.99%         3.08%
     2.50%              2.78%           2.94%          3.33%         3.47%          3.73%         3.85%
     3.00%              3.33%           3.53%          4.00%         4.17%          4.48%         4.62%
     3.50%              3.89%           4.12%          4.67%         4.86%          5.22%         5.38%
     4.00%              4.44%           4.71%          5.33%         5.56%          5.97%         6.15%
     4.50%              5.00%           5.29%          6.00%         6.25%          6.72%         6.92%
     5.00%              5.56%           5.88%          6.67%         6.94%          7.46%         7.69%
     5.50%              6.11%           6.47%          7.33%         7.64%          8.21%         8.46%
     6.00%              6.67%           7.06%          8.00%         8.33%          8.96%         9.23%
     6.50%              7.22%           7.65%          8.67%         9.03%          9.70%        10.00%
     7.00%              7.78%           8.24%          9.33%         9.72%          10.45%       10.77%
     7.50%              8.33%           8.82%         10.00%        10.42%          11.19%       11.54%
     8.00%              8.89%           9.41%         10.67%        11.11%          11.94%       12.31%
     8.50%              9.44%          10.00%         11.33%        11.81%          12.69%       13.08%
     9.00%             10.00%          10.59%         12.00%        12.50%          13.43%       13.85%
     9.50%             10.56%          11.18%         12.67%        13.19%          14.18%       14.62%
     10.00%            11.11%          11.76%         13.33%        13.89%          14.93%       15.38%
     10.50%            11.67%          12.35%         14.00%        14.58%          15.67%       16.15%
     11.00%            12.22%          12.94%         14.67%        15.28%          16.42%       16.92%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.




PERFORMANCE COMPARISONS
Advertising and sales literature may include:

          | references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

          | charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

          | discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

          | information about the mutual fund industry from sources such as the Investment Company Institute.

     The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

          | Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Government Fund and the NY Municipal Bond Fund will quote their Lipper rankings in the "General U.S. Government Funds" and the "New York Municipal Bond Funds" categories, respectively, in advertising and sales literature.

          | Lehman Brothers Government (LT) Index is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.

          | Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total returns for one month, three months, twelve months, and ten year periods, and year-to-date.

          | Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum rating of BBB by S&P or Fitch, or a minimum rating of Baa by Moody's.

          | Lehman Brothers 1-3 Year Government Index is a widely recognized index of U.S. government obligations with maturities between one and three years.

          |    Lehman   Brothers  5  Year  Municipal  Bond  Index  is  a  widely
               recognized index of intermediate investment-grade tax-exempt bonds.

          | Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the AMT.

          | Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds, and prefunded bonds with maturities between eight and twelve years.

          | Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

          | Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

          | Lehman Brothers Government/Credit Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

          | Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI-EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

          | Morgan Stanley Capital International Emerging Markets Free Index (MSCI-EMF) is an unmanaged index reflecting approximately 60% of the market capitalization, by industry, in each of 26 emerging market countries.

          | Merrill Lynch Corporate And Government Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by S&P and Moody's. Only notes and bonds with a minimum maturity of one year are included.

          | Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

          | Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

          | Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

          | AMEX Market less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

          | Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

          | Salomon Brothers Long-Term High Grade Corporate Bond Index is an unmanaged index of long-term high grade corporate bonds issued by U.S. corporations with maturities ranging from 10 to 20 years.

          | Salomon Brothers Total Rate-of-Return Index for mortgage pass-through securities reflects the entire mortgage pass-through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market-weighted portfolio is constructed considering all newly created pools and coupons.

          | Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

          | S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

          | S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

          | Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

          | Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

          | Consumer Price Index is generally considered to be a measure of inflation.

          | Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

          | iMoneyNet, formerly IBC Financial Data, is the leading provider of information on money market mutual funds. The company, a subsidiary of Informa Financial Information, Inc., has published Money Fund Report, an industry-leading weekly newsletter since 1975, and has produced Money Fund Vision, a database software package, since 1993.

          | Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

          | Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

From time to time, the Money Market Fund will quote their Lipper rankings in the "money market instrument funds" category in advertising and sales literature.
Investors may use such a reporting service in addition to the Funds' prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing Fund performance to any reporting service, factors such as composition of the reporting service and prevailing market conditions should be considered in assessing the significance of such comparisons.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper, Inc. money market instruments average. Unlike federally insured bank products, the Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable NAV, the NAV of the Income and Equity Funds' Shares fluctuates.
Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.

FINANCIAL INFORMATION
===============================================================================


The Financial Statements for the Funds for the fiscal year ended April 30, 2005 are incorporated by reference to the Annual Report to Shareholders dated April 30, 2005.







INVESTMENT RATINGS
===============================================================================


STANDARD AND POOR'S

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Commercial Paper Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Short-Term Municipal Obligation Ratings

S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


MOODY'S

Long-Term Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Commercial Paper (CP) Ratings

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Short-Term Municipal Obligation Ratings

Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


VRDNs And TOBs Ratings

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


FITCH RATINGS

Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


CP Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


LONG-TERM DEBT RATINGS

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Other Considerations

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.


MTB GROUP OF FUNDS
===========================================================================

INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB U.S. Treasury Money Market Fund



INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB Tax Free Money Market Fund

MTB Pennsylvania Tax Free Money Market Fund

MTB U.S. Government Money Market Fund



INSTITUTIONAL SHARES, INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB Money Market Fund



INSTITUTIONAL SHARES

MTB Prime Money Market Fund



INSTITUTIONAL I SHARES

MTB New York Tax Free Money Market Fund

MTB Short Duration Government Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Short-Term Corporate Bond Fund

MTB Income Fund

MTB Intermediate-Term Bond Fund

MTB Balanced Fund

MTB Social Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund

MTB International Equity Fund





ADDRESSES
===============================================================================


Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829


Investment Advisor
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202

Sub-Advisor to MTB Mid Cap Stock Fund
LSV Asset Management
One North Wacker Drive
Chicago, IL 60606

Sub-Advisor to MTB International Equity Fund
UBS Global Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, IL 60606

Sub-Advisors to MTB Small Cap Stock Fund
LSV Asset Management
One North Wacker Drive
Chicago, IL 60606

Mazama Capital Management, Inc.
One Southwest Columbia Street
Suite 1500
Portland, OR 97258

Sub-Advisor to MTB Equity Income Fund
DePrince, Race & Zollo, Inc.
201 South Orange Avenue
Suite 850
Orlando, FL 32801

Sub-Advisor to MTB Large Cap Value Fund
NWQ Investment Management Company LLC
2049 Century Park East
Los Angeles, CA 90067

Co-Administrator
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171






Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609


Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072





Appendix

The following is a list of persons other than the Advisor and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:


CUSTODIAN, FUND ACCOUNT AND SECURITIES LENDING AGENT
State Street Bank and Trust Company


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP


LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP


SERVICE PROVIDERS
Evaluation Associates LLC
Wiesenberger

SECURITY PRICING SERVICES
Reuters
Thomson/LX
JJ Kenney
FT Interactive Data
Bloomberg
FRI Corporation

RATINGS AGENCIES
Not applicable

PERFORMANCE REPORTING/PUBLICATIONS
Thomson Financial/ Vestek (Evaluation Associates)
ICI
RR Donnelly
Lipper
Standard & Poor's
Hartford Life
Morningstar
Bloomberg
Vickers

TRANSFER AGENT
Boston Financial Data Systems, Inc.

INSURANCE COMPANIES
The Hartford Life Insurance Company

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company

TransAmerica Life Insurance Company and TransAmerica
Financial Life Insurance Company


OTHER
Reed Smith LLP





PART C.     OTHER INFORMATION.
Item 23.  Exhibits
            (a)   (i)         Conformed copy of Amended and Restated
                              Agreement and Declaration of Trust of MTB
                              Group of Funds, a Delaware Statutory
                              Trust; (41)
                 (ii )        Conformed copy of Amendment to Certificate of
                              Trust of MTB Group of Funds, a Delaware Statutory
                              Trust; (38)
            (b)   (i)         Copy of Amended and Restated By-Laws of
                              MTB Group of Funds, a Delaware Statutory
                              Trust; (38)
                  (ii)        Copy of Amendment #1 to the Amended and
                              Restated By-Laws of MTB Group of Funds;
                              (41)
            (c)   (i)         Copy of Specimen Certificate for Shares
                              of Capital Stock of the Registrant; (8)
                  (ii)        Copy of Specimen Certificate for Shares
                              of Capital Stock of the Vision Capital
                              Appreciation Fund; (15)
            (d)   (i)         Conformed copy of Investment Advisory
                              Agreement of the Registrant (27 funds)
                              dated August 22, 2003; (39)
                  (ii)        Conformed copy of Investment Advisory
                              Agreement of the Registrant (2 money
                              market funds) dated August 22, 2003; (39)
                  (iii)       Conformed copy of Investment Advisory
                              Agreement of the Registrant (5
                              funds)dated August 22, 2003; (39)
                  (iv)        Conformed copy of Sub-Advisory Agreement
                              for the MTB Small Cap Stock Fund (Mazama
                              Capital Management, Inc.), dated August
                              22, 2003; (39)
                  (v)         Conformed copy of Sub-Advisory Agreement
                              for MTB Small Cap Stock Fund (LSV Asset
                              Management), dated August 22, 2003; (39)
                  (vi)        Conformed copy of Sub-Advisory Agreement
                              for MTB International Equity Fund (UBS
                              Global Asset Management), dated August
                              22, 2003; (39)
                  (vii)       Conformed copy of Amendment
                  to Sub-Advisory Agreement for             MTB Small
                  Cap Stock Fund                (Mazama Capital
                  Management,                   Inc.); (39)
                  (viii)      Conformed copy of Amendment
                  to Sub-Advisory Agreement for             MTB Small
                  Cap Stock Fund (LSV .......   Asset Management); (39)
                  (viv)       Conformed copy of Amendment
                  to Sub-Advisory Agreement for             MTB
                  International Equity                Fund (UBS Global
                  Asset                         Management (Americas),
                  Inc.);            (39)
(ix)    Conformed copy of Investment Advisory Contract Letter Agreement, dated
                             April 1, 2004; (39)

(x)     Conformed copy of Amendment to Subadvisory Agreement among MTB Group of
                              Funds, MTB Investment Advisors, Inc. and
                              Independence Investment LLC; (41)
(xi)    Conformed copy of Sub-Advisory Agreement for MTB Large Cap Value Fund and MTB Large Cap Value Fund II (NWQ
                              Investment Management Company, LLC) dated
                              December 8, 2004; (42)
(xii)   Conformed copy of Sub-Advisory Agreement for MTB Equity Income Fund
                              (DePrince, Race & Zollo, Inc.) dated
                              December 8, 2004; (42)
(xiii)  Form of Investment Advisory Contract Letter Agreement, dated February
                              15, 2005 (Variable Annuity Funds); (42)
(xiv)   Conformed copy of Investment Sub-Advisory Contract Letter Agreement For
                              the Mid Cap Fund, dated December 8,
                              2004;(43)
(xv)    Conformed copy of Investment Sub-Advisory Contract Letter Agreement for
                              the Small Cap Fund, date December 8,
                              2004; (43)
(xvi)   Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (27 funds) dated August
                              22, 2003; (43)
(xvii)  Conformed copy of Investment Advisory Agreement of the Registrant (2 money market funds) dated August 22,
                              2003; (43)
            (e)   (i)         Conformed copy of Distributor's Contract
                              of the Registrant, dated August 15, 2003;
                              (39)
                  (ii)        Conformed copy of Amendment to
                              Distributor's Contract (September 22,
                              2003); (39)
                  (iii)       Conformed copy of Amendment #1 to Exhibit
                              B to the Distributor's Contract; (43)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Agreement of
                              the Registrant, dated December 7, 2004
                              And Copy of Schedules A-D to
                  the Custodian Agreement of                the
                  Registrant; (42)
(ii)     Conformed copy of Custody, Fund Accounting and Fund Administration Fee
                              Schedule; (40)
(iii)    Conformed copy of Securities Lending Authorization Agreement between
                              MTB Group of Funds and State Street Bank
                              & Trust Company; (41)
(iv)       Copy of Appendix A to the Custodian Agreement between the Registrant and State Street Bank, dated April 29,
                              2005; (43)
            (h)   (i)         Copy of Recordkeeping Agreement of the
                              Registrant; (43)
                  (ii)        Copy of Recordkeeping Agreement of the
                              Registrant for the VA Funds; (43)
                  (iii)       Conformed copy of Agreement for
                              Administrative Services and Transfer
                              Agency Services between the Registrant
                              and Federated Services Company, dated
                              November 1, 2000; (43)
                  (iv)        Conformed copy of Financial
                              Administration and Accounting Services
                              Agreement between Registrant and State
                              Street Bank and Trust Company, dated
                              November 8, 2000; (43)
                  (v)         Conformed copy of Shareholder Services
                              Agreement of the Registrant, dated
                              November 8, 2000; (43)
                  (vi)        Conformed copy of Shareholder Services
                              Plan, dated November 1, 2000; (43)
                  (vii)       Conformed copy of Shareholder Services
                              Plan for the VA Funds, dated February 22,
                              2005; (43)
                  (viii)      Conformed copy of Participation Agreement
                              of the Registrant, including Exhibits
                              A-E; (36)
                  (vi)        Conformed copy of
                              Indemnification Agreement of
                              the Registrant; (36)
                  (vii)       Conformed copy of Service
                  Mark License Agreement; (39)
                  (viii)      Conformed copy of Assignment
                  and Consent of Fund
                              Participation Agreement; (40)
                  (ix)        Conformed copy of
                  Participation Agreement among             MTB Group
                  of Funds, Edgewood                  Services, Inc.,
                  MTB   ......            Investment Advisors, Inc.,
                        TransAmerica Life Insurance               Co.
                  and TransAmerica                    Financial Life
                  Insurance Co.;          (41)
                  (x)         Conformed copy of
                  Participation Agreement among             MTB Group
                  of Funds, Edgewood                  Services, Inc.,
                  MTB                     Investment Advisors, Inc.,
                        and Hartford Life Insurance
                  Company, dated May 1, 2004,               including
                  Schedules A-E;(42)
                  (xi)        Form of Mutual Fund Sales and Services
                              Agreement of the Registrant; (40)
                  (xii)       Conformed copy of Agreement
                  for Transfer Agency Services              between the
                  Registrant and                Boston Financial Data
                  Services, Inc., dated                     November 1,
                  2000; (43)
                  (xiii)      Conformed copy of Agreement
                  for Administrative Services               between the
                  Registrant and                Manufacturers and
                  Traders                 Trust Company; (43)
                  (xiv)       Conformed copy of Amendment
                  No. 1 to Schedules A and C of             the
                  Participation Agreement                   with
                  Transamerica Life                         Insurances
                  Co. and                       Transamerica Financial
                  Life              Insurance Co.; (43)
            (i)               Conformed copy of Opinion and Consent of
                              Counsel as to legality of shares being
                              registered; (11)
            (j)               Not applicable;
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (11)
            (m)   (i)         Conformed copy of Rule 12b-1 Agreement of
                              the Registrant and Edgewood Services,
                              Inc.; (41)
                  (ii)        Conformed copy of Rule 12b-1 Plan
                              regarding Class B Shares and Class C
                              Shares of the Registrant; (40)
                  (iii)       Conformed copy of Rule 12b-1 Plan
                              (non-Class B Shares and Class C Shares)
                              of the Registrant; (40)
                  (iv)        Copy of Dealer (Sales) Agreement; (7)
                  (v)         Copy of Amendment #1 to Exhibit A to the
                              Rule 12b-1 Plan; (43)
                  (vi)        Conformed copy of Contract Defining
                              Responsibility for Fees Under
                              Non-Conforming Dealer Agreement;(43)
            (n)   (i)         Conformed copy of Multiple Class Plan of
                              the Registrant, dated March 24, 2003,
                              including Exhibits A-I; (40)
            (o)   (i)          Conformed copy of Power of Attorney of
                              the Registrant; (39)
(ii)       Conformed copy of Power of Attorney of Richard J. Thomas; (39)
(iii)      Conformed copy of Power of Attorney of Chairman and Trustee Joseph J.
                              Castiglia; (41)
            (p)   (i)         Copy of Code of Ethics for Access Persons
                              (Manufacturers and Traders Trust
                              Company); (36)
                  (ii)        Copy of Code of Ethics of Vision Group of
                              Funds, .............Inc.; (29)
                  (iii)       Copy of Montag & Caldwell, Inc. Code of
                              Ethics and Standards of Practice; (36)
                  (iv)        Copy of Independence Investment
                              Associates, Inc. and Subsidiaries Code of
                              Ethics; (30)
                  (v)         The Registrant hereby incorporates, on
                              behalf of the Distributor, the conformed copy of the Code of Ethics for Access
                              Persons from Item 23(p) of the Federated
                              Institutional Trust Registration
                              Statement on Form N-1A filed with the
                              Commission on September 30, 2003 (File
                              Nos. 33-54445 and 811-7193).
                  (vi)        Copy of Code of Ethics of UBS
                              Brinson/Brinson Partners, Inc.; (32)
                  (vii)       Copy of Code of Ethics of LSV Asset
                              Management; (34)
                  (viii)      Copy of Code of Ethics of Mazama Capital
                              Management, Inc. (34)




------------------------------------------------------------------------
+     All exhibits have been filed electronically.
7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)
11.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 19 on Form N-1A filed June 27,
      1994.  (File Nos. 33-20673 and 811-5514)
15.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)
27.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 39 on Form N-1A filed October 21,
      1999, (File Nos. 33-20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 40 on Form N-1A filed February 29,
      2000 (File Nos. 33-20673 and 811-5514)
29.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 41 on Form N-1A filed April 14,
      2000, (File Nos. 33-20673 and 811-5514)
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)
31.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 43 on Form N-1A filed August 25,
      2000, (File Nos. 33-20673 and 811-5514)
32.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 45 on Form N-1A filed November 8,
      2000, (File Nos. 33-20673 and 811-5514)
33.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)
34.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 48 on Form N-1A filed August 27,
      2001, (File Nos. 33-20673 and 811-5514)
35.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos. 33-20673 and 811-5514)
36.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002 (File Nos. 33-20673 and 811-5514)
37. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed April 21, 2003 (File Nos. 33-20673 and 811-5514)
38. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003 (File Nos. 33-20673 and 811-5514)
39. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004 (File Nos. 33-20673 and 811-5514)
40. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed July 1, 2004 (File Nos. 33-20673 and 811-5514)
41. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 61 on Form N-1A filed August 27, 2004 (File Nos. 33-20673 and 811-5514)
42. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 62 on Form N-1A filed February 11, 2005 (File Nos. 33-20673 and 811-5514)
43. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005 (File Nos. 33-20673 and 811-5514)




Item 24.    Persons Controlled by or Under Common Control with
                              Registrant:
            None

Item 25.    Indemnification:  7

Item 26.    Business and Other Connections of Investment Adviser:

    (a) MTB Investment Advisors, Inc., (MTBIA), a subsidiary of Manufacturers and Traders Trust Company ("M&T Bank") performs investment advisory services for the Registrant. As of March 31, 2004, MTBIA and entities affiliated with MTBIA or its predecessors managed approximately $5.5 billion in money market mutual fund assets and $3.3 billion in net assets of fluctuating mutual funds. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $50 billion bank holding company as of March 31, 2004, headquartered in Buffalo, New York. As of March 31, 2004, M&T Bank had over 650 offices throughout New York State, Maryland, Delaware, Virginia, West Virginia, Pennsylvania, and Washington, D.C., and an office in the Cayman Islands, British West Indies.

            M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout its footprint. As of December 31, 2003, M&T Bank had over $24.4 billion in assets under management. Except for MTB Group of Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

            The principal executive Officers and the Directors of MTBIA are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial
            Business, Profession, Vocation or Employment is with MTBIA.



---------------------

7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)


      (b)
                                          Other Substantial
                       Position with      Business, Profession,
     Name              MTBIA              Vocation or Employment

William F. Allyn       Director           President, Welch Allyn
P.O. Box 50                               Ventures, LLC
Skaneateles Falls, NY 13153-0050

Brent D. Baird         Director           Private Investor
1350 One M&T Plaza
Buffalo, NY 14203-2396

Robert J. Bennett      Director           Former Chairman of the
101 Marrelle Road                         Board, M&T Bank
Fayetteville, NY 13066-1019               Corporation

C. Angela Bontempo     Director           President and Chief
3287 Georgian Court                       Executive Officer,
Erie, PA 16506                            Saint Vincent Health
                                          System

Robert J. Brady         Director          Chairman and Chief
286 Greenwood Court                       Executive Officer,
East Aurora, NY 14052-1353                Moog Inc.

Emerson L. Brumback    Executive          Executive Vice
One M&T Plaza,         Officer            President, M&T Bank
19TH Floor                                Corporation and M&T Bank
Buffalo, NY 14203-2396

Michael D. Buckley     Director           Group Chief Executive,
Bankcentre, Ballsbridge                   Allied Irish Banks, plc
Dublin, 6, Ireland

R. Carlos Carballada   Director           Chancellor Emeritus,
255 East Avenue                           New York State Board
3rd Floor                                 of Regents
Rochester, NY 14604-2624

T. Jefferson Cunningham III   Director    Chairman of the
1100 Route 52                             Director's Advisory
Lagrangeville, NY 12540                   Council, Hudson Valley
                                          Division of Manufacturers
                                          and Traders Trust Company


                                          Other Substantial
                       Position with      Business, Profession,
     Name              the Adviser        Vocation or Employment

Donald Devorris        Director           Chairman of the Board,
101 Lakemont Park Blvd.                   The Blair Companies
Altoona, PA 16602

Richard E. Garman      Director           Retired President and
578 Mill Road                             Chief Executive Officer,
East Aurora, NY 14052-2831                A.B.C. Paving Co., Inc. and Buffalo
                                          Crushed Stone, Inc.

James V. Glynn         Director           Chairman of the Board
151 Buffalo Avenue                        and Chief Executive
Suite 204                                 Officer, Maid of the
Niagara Falls, NY 14303-1288              Mist Corporation

Derek C. Hathaway      Director           Chairman of the Board,
350 Poplar Church Road                    President and Chief
Camp Hill, PA 17011                       Executive Officer,
                                          Harsco Corporation

Daniel R. Hawbaker     Director           President and Chief
325 West Aaron Drive                      Executive Officer,
State College, PA 16803                   Glenn O. Hawbaker, Inc.

Patrick W.E. Hodgson   Director           President, Cinnamon
60 Bedford Road                           Investments Limited
2nd Floor
Toronto, Ontario
Canada  M5R2K2

Gary Kennedy           Director            Group Director, Finance
AIB Group, AIB                             and Enterprise Technology,
Bankcentre, Ballsbridge                    Allied Irish Banks, plc
Dublin, 4, Ireland

Richard G. King        Director           President and Chief
900 High Street                           Operating Officer,
Hanover, PA 17331                         Utz Quality Foods, Inc.


                                          Other Substantial
                       Position with      Business, Profession,
     Name              the Adviser        Vocation or Employment

Reginal B. Newman, II   Director          Chairman of the Board,
2440 Sheridan Drive                       NOCO Energy Corp.
Tonawanda, NY 14150-9416

Jorge G. Pereira        Director          Vice Chairman of the
350 Park Avenue                           Board, M&T Bank
6th Floor                                 Corporation and
New York, NY 10022-6022                   Manufacturers and
                                          Traders Trust Company

Michael P. Pinto     Executive Officer    Executive Vice
One M&T Plaza                             President and
19th Floor                                and Chief Financial
Buffalo, NY 14203-2399                    Officer, Manufacturers
                                          and Traders Trust
                                          Company and M&T Bank
                                          Corporation

Melinda R. Rich         Director          President,
P.O. Box 245                              Rich Entertainment
Buffalo, NY 14240-0245                    Group

Robert E. Sadler, Jr.     Director and    President,
19th Floor                Executive       Manufacturers
Buffalo, NY 14203-2399    Officer         and Traders Trust
                                          Company and
                                          Executive Vice
                                          President, M&T Bank
                                          Corporation

Eugene J. Sheehy        Director          Chairman and Chief
25 South Charles Street                   Executive Officer,
22nd Floor                                 M&T Bank's Mid-Atlantic
Baltimore, MD 21201                        Division

Stephen G. Sheetz       Director          Chairman of the Board,
5700 6th Avenue                           Sheetz, Inc.
Altoona, PA 16602

Herbert L. Washington   Director          President,
4900 Market Street                        H.L.W. Fast Track, Inc.
Boardman, OH 44512

Robert G. Wilmers      Director and       Chariman of the Board,
One M&T Plaza          Executive Officer  President, and Chief,
19th Floor                                Executive Officer;
Buffalo, NY  14203-2399                   M&T Bank Corporation;
                                          and Chairman of the
                                          Board and Chief
                                          Executive Officer,
                                          Manufacturers and
                                          Traders Trust Company



Item 27.    Principal Underwriters:
            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                  BBH Fund, Inc., BBH Trust,  Excelsior Funds, Inc., Excelsior
                  Institutional  Trust,   Excelsior  Tax-Exempt  Funds,  Inc.,
                  Hibernia Funds, The Huntington Funds, Huntington VA Funds, MTB Group of Funds and WesMark Funds.
            (b)
         (1)                           (2)                        (3)
Name and Principal            Positions and Offices       Positions and Offices
 Business Address                With Distributor             With Registrant
Charles L. Davis, Jr.         President,
5800 Corporate Drive          Edgewood Services, Inc.               Chief
Executive
Pittsburgh, PA 15237-7002                                           Officer

Thomas R. Donahue             Director and Executive                --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John B. Fisher                Director,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

James F. Getz                 Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II              Director and Treasurer                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                       --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                Secretary,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

MTB Group of Funds            Reed Smith LLP
                              Investment Management Group (IMG)
                              Federated Investors Tower
                              12th Floor
                              1001 Liberty Avenue
                              Pittsburgh, Pennsylvania 15222-3779
                              (Notices should be sent to the      Agent for
                   Service at the above   address)

                              5800 Corporate Drive,
                              Pittsburgh, Pennsylvania 15237-7010

Boston Financial Data         2 Heritage Drive
Services, Inc.                North Quincy, Massachusetts 02171
("Transfer Agent, Dividend
Disbursing Agent")

Federated Services Company    Federated Investors Tower
("Co-Administrator")          1001 Liberty Avenue
                              Pittsburgh, Pennsylvania 15222-3779

M&T Securities, Inc.          One M&T Plaza
("Co-Administrator")          Buffalo, New York 14240

MTB Investment Advisors,Inc.  100 E. Pratt Street, 17th Floor
a subsidiary of               Baltimore, MD 21202
Manufacturers and Traders
Trust Company ("Adviser")

UBS Global Asset Management   209 South LaSalle Street
(Americas) Inc.               Chicago, Illinois 60604
("Sub-Adviser" to the MTB
International Equity Fund only)

LSV Asset Management          200 West Madison Street
("Sub-Adviser" to the MTB     Suite 2780
Small Cap Stock Fund and      Chicago, Illinois 60806
the MTB Mid Cap Stock Fund)

Mazama Capital Management, Inc.    One SW Columbia Street
("Sub-Adviser" to the MTB          Suite 1860
Small Cap Stock Fund only)         Portland, OR 97258

NWQ Investment Management          2049 Century Park East
Company, LLC                       Los Angeles, California 90067
("Sub-Adviser" to the MTB
Large Cap Value Fund and the
MTB Large Cap Value Fund II)



DePrince, Race & Zollo, Inc.       201 South Orange Avenue
("Sub-Adviser" to the MTB          Suite 850
Equity Income Fund)                Orlando, Florida 32801

State Street Bank                P.O. Box 8609
and Trust Company("Custodian")   Boston, Massachusetts 02266-8609


Item 29.    Management Services:  Not applicable.



Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.


                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MTB GROUP OF FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of June, 2005.

                              MTB GROUP OF FUNDS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Secretary
                  June 30, 2005


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                      TITLE                   DATE

By: /s/ C. Grant Anderson
    C. Grant Anderson      Attorney In Fact        June 30, 2005
    SECRETARY              For the Persons
                           Listed Below

    NAME                      TITLE

Joseph J. Castiglia*          Chairman of the Board and Trustee

Charles L. Davis, Jr.*        Chief Executive Officer
                              (Principal Executive Officer)

Carl W. Jordan*               President

Richard J. Thomas*            Treasurer
                              (Principal Financial Officer)

William H. Cowie, Jr.*        Trustee

John S. Cramer*               Trustee

Mark J. Czarnecki*            Trustee

Daniel R. Gernatt, Jr.*       Trustee

Richard B. Seidel*            Trustee



* By Power of Attorney